UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09689

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                   Date of fiscal year end: September 30, 2007

                     Date of reporting period: June 30, 2007

ITEM 1.  SCHEDULE OF INVESTMENTS
===============================


WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
COMMON STOCKS - 95.56%
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 3.23%
        554,380    JONES APPAREL GROUP INCORPORATED                                                                 $    15,661,235
        255,050    VF CORPORATION                                                                                        23,357,479

                                                                                                                         39,018,714
                                                                                                                    ---------------

BUSINESS SERVICES - 5.60%
        997,500    MICROSOFT CORPORATION                                                                                 29,396,325
        722,000    OMNICOM GROUP INCORPORATED                                                                            38,208,240

                                                                                                                         67,604,565
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS - 9.42%
        289,550    AVERY DENNISON CORPORATION                                                                            19,249,284
        317,390    AVON PRODUCTS INCORPORATED                                                                            11,664,083
        413,090    COLGATE-PALMOLIVE COMPANY                                                                             26,788,887
        169,680    HENKEL KGAA ADR                                                                                        8,100,846
        361,500    HENKEL KGAA ADR PREFERRED                                                                             19,055,352
        469,700    JOHNSON & JOHNSON                                                                                     28,942,914

                                                                                                                        113,801,366
                                                                                                                    ---------------

COMMUNICATIONS - 3.41%
      1,225,585    VODAFONE GROUP PLC ADR                                                                                41,216,424
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS - 7.43%
        747,620    BANK OF AMERICA CORPORATION                                                                           36,551,142
        441,000    JPMORGAN CHASE & COMPANY                                                                              21,366,450
        465,010    STATE STREET CORPORATION                                                                              31,806,684

                                                                                                                         89,724,276
                                                                                                                    ---------------

EATING & DRINKING PLACES - 3.43%
        816,000    MCDONALD'S CORPORATION                                                                                41,420,160
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 7.15%
      1,524,050    FLEXTRONICS INTERNATIONAL LIMITED<<+                                                                  16,459,740
        789,940    GENERAL ELECTRIC COMPANY                                                                              30,238,903
        764,732    MOLEX INCORPORATED CLASS A                                                                            20,303,635
        687,000    NOKIA OYJ ADR                                                                                         19,311,570

                                                                                                                         86,313,848
                                                                                                                    ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 2.22%
        494,030    ILLINOIS TOOL WORKS INCORPORATED                                                                      26,771,486
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS - 3.27%
        352,080    ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                 18,364,493
        252,950    DIAGEO PLC ADR<<                                                                                      21,073,265

                                                                                                                         39,437,758
                                                                                                                    ---------------

GENERAL MERCHANDISE STORES - 1.95%
        489,600    WAL-MART STORES INCORPORATED                                                                          23,554,656
                                                                                                                    ---------------

HOLDING & OTHER INVESTMENT OFFICES - 2.42%
          8,110    BERKSHIRE HATHAWAY INCORPORATED CLASS B<<+                                                            29,236,550
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.38%
        527,980    WILLIAMS-SONOMA INCORPORATED<<                                                                   $    16,673,608
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 9.22%
        688,900    DELL INCORPORATED<<+                                                                                  19,668,095
        328,800    DIEBOLD INCORPORATED                                                                                  17,163,360
        651,090    DOVER CORPORATION                                                                                     33,303,254
        196,410    EATON CORPORATION                                                                                     18,266,130
        488,400    PITNEY BOWES INCORPORATED<<                                                                           22,866,888

                                                                                                                        111,267,727
                                                                                                                    ---------------

INSURANCE AGENTS, BROKERS & SERVICE - 2.82%
        772,300    WILLIS GROUP HOLDINGS LIMITED                                                                         34,027,538
                                                                                                                    ---------------

INSURANCE CARRIERS - 6.82%
        450,020    ALLSTATE CORPORATION                                                                                  27,680,730
        420,510    AMERICAN INTERNATIONAL GROUP INCORPORATED                                                             29,448,315
        405,000    MBIA INCORPORATED<<                                                                                   25,199,100

                                                                                                                         82,328,145
                                                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.58%
        169,360    BECTON DICKINSON & COMPANY<<                                                                          12,617,320
      1,387,752    BOSTON SCIENTIFIC CORPORATION+                                                                        21,288,116
        647,310    QUEST DIAGNOSTICS INCORPORATED                                                                        33,433,562

                                                                                                                         67,338,998
                                                                                                                    ---------------

MEDICAL PRODUCTS - 1.49%
        318,470    BAXTER INTERNATIONAL INCORPORATED<<                                                                   17,942,600
                                                                                                                    ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.76%
        985,000    TYCO INTERNATIONAL LIMITED                                                                            33,283,150
                                                                                                                    ---------------

MISCELLANEOUS RETAIL - 1.13%
        573,385    ZALE CORPORATION<<+                                                                                   13,652,297
                                                                                                                    ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 6.23%
        683,000    AMERICAN EXPRESS COMPANY                                                                              41,785,940
        551,150    COUNTRYWIDE FINANCIAL CORPORATION<<                                                                   20,034,303
        221,120    FREDDIE MAC                                                                                           13,421,984

                                                                                                                         75,242,227
                                                                                                                    ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 3.22%
        464,000    EXXON MOBIL CORPORATION                                                                               38,920,320
                                                                                                                    ---------------

PRIMARY METAL INDUSTRIES - 1.13%
        251,900    HUBBELL INCORPORATED CLASS B<<                                                                        13,658,018
                                                                                                                    ---------------

TRAVEL & RECREATION - 1.98%
        491,390    CARNIVAL CORPORATION<<                                                                                23,965,090
                                                                                                                    ---------------

WHOLESALE TRADE-DURABLE GOODS - 2.27%
        409,499    KIMBERLY-CLARK CORPORATION                                                                            27,391,384
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $1,024,411,678)                                                                             1,153,790,905
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
COLLATERAL FOR SECURITIES LENDING - 13.14%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.43%
      2,429,875    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                           $     2,429,875
      2,717,880    SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                        2,717,880

                                                                                                                          5,147,755
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 12.71%
$     1,599,378    AMERICAN GENERAL FINANCE CORPORATION+/-                               5.47%       08/16/2007           1,599,586
      1,077,233    AQUIFER FUNDING LIMITED++                                             5.29        07/03/2007           1,077,071
        867,813    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                    5.36        10/25/2007             867,899
      1,028,705    ATOMIUM FUNDING CORPORATION++                                         5.28        08/07/2007           1,023,315
      3,297,687    ATOMIUM FUNDING CORPORATION                                           5.29        08/15/2007           3,276,582
        867,813    BANCO SANTANDER TOTTA LOAN+/-++                                       5.32        07/16/2008             867,821
      1,735,625    BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL
                   REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $1,736,410)                                           5.43        07/02/2007           1,735,625
      2,603,437    BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
                   102% COLLATERALIZED (MATURITY VALUE $2,604,616)                       5.43        07/02/2007           2,603,437
        694,250    BNP PARIBAS+/-                                                        5.33        05/07/2008             694,181
        832,806    BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $833,180)                                             5.39        07/02/2007             832,806
      1,319,075    BUCKINGHAM III CDO LLC                                                5.35        08/21/2007           1,309,472
      1,076,088    BUCKINGHAM III CDO LLC                                                5.39        09/17/2007           1,064,025
      1,457,925    CAIRN HIGH GRADE FUNDING I LLC++                                      5.28        07/11/2007           1,456,015
        347,125    CEDAR SPRINGS CAPITAL COMPANY                                         5.26        07/10/2007             346,719
        706,816    CEDAR SPRINGS CAPITAL COMPANY                                         5.26        07/13/2007             705,685
        485,975    CEDAR SPRINGS CAPITAL COMPANY                                         5.34        07/20/2007             484,702
        416,550    CHARTA LLC                                                            5.28        07/12/2007             415,942
      3,471,250    CHARTA LLC                                                            5.45        07/03/2007           3,470,729
      2,256,312    CHEYNE FINANCE LLC+/-++                                               5.31        02/25/2008           2,256,177
        867,813    CHEYNE FINANCE LLC SERIES MTN+/-++                                    5.32        07/16/2007             867,812
        347,125    CIT GROUP INCORPORATED+/-                                             5.43        12/19/2007             347,139
        370,903    CIT GROUP INCORPORATED+/-                                             5.59        09/20/2007             370,974
        382,705    CIT GROUP INCORPORATED+/-                                             5.59        11/23/2007             382,824
      9,448,868    CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $9,453,143)                                           5.43        07/02/2007           9,448,868
        451,263    COBBLER FUNDING LIMITED++                                             5.28        07/25/2007             449,751
        173,563    COMERICA BANK+/-                                                      5.32        02/08/2008             173,116
      2,832,540    CORPORATE ASSET SECURITIZATION (AUSTRALIA) LIMITED++                  5.33        07/09/2007           2,829,651
        867,813    CULLINAN FINANCE CORPORATION+/-++                                     5.32        02/12/2008             867,665
      1,044,707    DEER VALLEY FUNDING LLC++                                             5.30        07/13/2007           1,043,036
      1,441,853    DEER VALLEY FUNDING LLC                                               5.33        07/16/2007           1,438,912
        277,700    DEER VALLEY FUNDING LLC                                               5.33        07/19/2007             277,011
        520,688    DEER VALLEY FUNDING LLC                                               5.34        07/18/2007             519,474
        769,715    DEER VALLEY FUNDING LLC                                               5.34        07/20/2007             767,698
        663,425    DEER VALLEY FUNDING LLC++                                             5.34        07/25/2007             661,203
      1,648,844    DEER VALLEY FUNDING LLC                                               5.34        07/26/2007           1,643,073
        694,250    DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $694,564)                                             5.43        07/02/2007             694,250
      1,735,625    ERASMUS CAPITAL CORPORATION++                                         5.32        07/19/2007           1,731,321
        181,859    FAIRWAY FINANCE CORPORATION++                                         5.31        07/10/2007             181,646
      1,388,500    FAIRWAY FINANCE CORPORATION++                                         5.42        07/09/2007           1,387,084
     12,009,969    FIRST BOSTON REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $12,015,404)                                          5.43        07/02/2007          12,009,969
        226,395    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                      5.22        07/06/2007             226,264
        681,823    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                      5.29        08/15/2007             677,459
        694,250    GEORGE STREET FINANCE LLC++                                           5.32        07/13/2007             693,139
        860,766    GEORGE STREET FINANCE LLC++                                           5.32        07/12/2007             859,509
       69 4,910    GEORGE STREET FINANCE LLC                                             5.33        07/18/2007             693,290

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     1,032,350    GEORGE STREET FINANCE LLC                                             5.33%       07/19/2007     $     1,029,790
        301,078    GOLDMAN SACHS GROUP INCORPORATED REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $301,213)                              5.37        07/02/2007             301,078
      3,471,250    GRAMPIAN FUNDING LLC                                                  5.42        07/12/2007           3,466,182
      1,230,871    HARRIER FINANCE FUNDING LLC++                                         5.28        07/13/2007           1,228,901
        867,813    HARRIER FINANCE FUNDING LLC+/-++                                      5.30        01/11/2008             867,882
        461,780    HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                      5.31        07/17/2007             460,769
        397,458    HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                      5.32        08/07/2007             395,375
      2,116,178    HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                      5.32        08/08/2007           2,104,772
      1,735,625    HUDSON-THAMES LLC+/-++                                                5.33        06/16/2008           1,735,399
      2,256,313    ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                         5.39        07/16/2008           2,256,313
        867,813    INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                            5.32        07/24/2008             867,891
        208,275    K2 (USA) LLC+/-++                                                     5.30        07/16/2007             208,277
        347,125    K2 (USA) LLC+/-++                                                     5.33        09/28/2007             347,125
      2,186,887    KEEL CAPITAL INCORPORATED++                                           5.33        07/11/2007           2,184,023
      1,556,751    KEEL CAPITAL INCORPORATED++                                           5.33        07/18/2007           1,553,124
      1,995,969    KESTREL FUNDING US LLC+/-++                                           5.29        02/25/2008           1,996,009
        234,066    KLIO III FUNDING CORPORATION++                                        5.27        07/13/2007             233,692
      1,041,375    KLIO III FUNDING CORPORATION++                                        5.27        07/20/2007           1,038,647
        624,825    KLIO III FUNDING CORPORATION++                                        5.27        07/23/2007             622,913
      2,129,230    KLIO III FUNDING CORPORATION++                                        5.28        07/24/2007           2,122,395
        624,825    LA FAYETTE ASSET SECURITIZATION CORPORATION++                         5.29        07/03/2007             624,731
        763,675    LA FAYETTE ASSET SECURITIZATION CORPORATION++                         5.31        07/11/2007             762,675
      4,339,062    LA FAYETTE ASSET SECURITIZATION CORPORATION                           5.32        07/30/2007           4,321,359
      1,678,870    LIBERTY HARBOUR CDO II LIMITED++                                      5.36        07/18/2007           1,674,958
      3,054,700    LIBERTY STREET FUNDING CORPORATION                                    5.33        07/16/2007           3,048,468
        104,138    LIQUID FUNDING LIMITED                                                5.26        07/30/2007             103,713
      2,325,738    LIQUID FUNDING LIMITED+/-++                                           5.33        11/13/2007           2,325,738
      2,568,725    LIQUID FUNDING LIMITED+/-++                                           5.33        06/11/2008           2,568,083
      1,631,487    LIQUID FUNDING LIMITED                                                5.34        07/09/2007           1,629,823
        732,434    METLIFE GLOBAL FUNDING I+/-++                                         5.42        10/05/2007             732,639
        867,813    MORGAN STANLEY+/-                                                     5.33        07/12/2007             867,812
        867,813    MORGAN STANLEY+/-                                                     5.45        08/07/2007             867,812
      1,274,296    MORGAN STANLEY+/-                                                     5.48        07/27/2007           1,274,360
      7,955,181    MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $7,958,780)                                           5.43        07/02/2007           7,955,181
        160,545    MORGAN STANLEY SERIES EXL+/-                                          5.38        07/15/2008             160,560
        138,850    NATIONAL CITY BANK+/-                                                 5.43        09/04/2007             138,860
        995,034    NATIONWIDE BUILDING SOCIETY+/-++                                      5.48        07/20/2007             995,094
      1,735,625    NORTHERN ROCK PLC+/-++SS.                                             5.34        08/04/2008           1,736,128
        989,306    PREMIUM ASSET TRUST+/-++                                              5.48        12/21/2007             989,227
        867,813    PREMIUM ASSET TRUST SERIES 06-B+/-++                                  5.37        12/16/2007             867,812
        659,538    PYXIS MASTER TRUST SERIES 2007-3+/-++                                 5.37        11/27/2007             659,537
        140,412    RACERS TRUST SERIES 2004-6-MM+/-++                                    5.37        12/24/2007             140,446
        451,263    SAINT GERMAIN FUNDING++                                               5.31        07/13/2007             450,540
      1,249,650    SEDNA FINANCE INCORPORATED+/-++                                       5.29        04/10/2008           1,249,538
        885,169    SHIPROCK FINANCE SERIES 2007-4A+/-++                                  5.39        04/11/2008             885,169
        138,850    SKANDINAVISKA ENSKILDA BANKEN AB                                      5.19        08/20/2007             137,860
        694,250    SLM CORPORATION+/-++                                                  5.32        05/12/2008             694,250
      4,162,029    SOLITAIRE FUNDING LLC++                                               5.29        07/06/2007           4,159,615
        694,250    SOUTHERN COMPANY FUNDING CORPORATION                                  5.34        07/24/2007             692,021
      1,076,088    STANFIELD VICTORIA FUNDING LLC+/-++                                   5.35        04/03/2008           1,076,550
      1,735,625    STANFIELD VICTORIA FUNDING LLC+/-++                                   5.37        02/15/2008           1,736,319
        694,250    TANGO FINANCE CORPORATION                                             5.27        07/31/2007             691,313
        584,906    TASMAN FUNDING INCORPORATED                                           5.29        07/05/2007             584,648
        182,553    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                  5.43        07/06/2007             182,447
        662,488    TICONDEROGA FUNDING LLC++                                             5.31        07/09/2007             661,812
        912,383    TIERRA ALTA FUNDING I LIMITED++                                       5.33        07/19/2007             910,121
        200,673    TRAVELERS INSURANCE COMPANY+/-                                        5.39        02/08/2008             200,669
        867,813    UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                    5.33        07/14/2008             867,917
        867,813    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++SS.                 5.34        08/08/2008             868,003
        812,273    VERSAILLES CDS LLC++                                                  5.33        07/26/2007             809,430

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       694,250    VERSAILLES CDS LLC++                                                  5.38%       07/31/2007     $       691,313
      1,388,500    WESTPAC SECURITIES (NEW ZEALAND) LIMITED                              5.28        07/27/2007           1,383,432
        797,103    WHISTLEJACKET CAPITAL LIMITED                                         5.26        07/12/2007             795,939
        684,114    WHISTLEJACKET CAPITAL LIMITED                                         5.34        07/23/2007             682,021
      1,735,625    WHITE PINE FINANCE LLC+/-++                                           5.32        02/22/2008           1,736,319
      1,700,114    WORLD OMNI VEHICLE LEASING++                                          5.35        07/10/2007           1,698,125
      2,867,079    ZELA FINANCE CORPORATION                                              5.31        07/13/2007           2,862,492

                                                                                                                        153,503,363
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $158,651,118)                                                             158,651,118
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS - 4.54%
     54,864,436    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                          54,864,436
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $54,864,436)                                                                          54,864,436
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,237,927,232)*                                       113.24%                                                $ 1,367,306,459

OTHER ASSETS AND LIABILITIES, NET                            (13.24)                                                   (159,856,164)
                                                             ------                                                 ---------------

TOTAL NET ASSETS                                             100.00%                                                $ 1,207,450,295
                                                             ------                                                 ---------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+     NON-INCOME EARNING SECURITIES.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $54,864,436.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 98.78%

APPAREL & ACCESSORY STORES - 2.23%
         59,100    KOHL'S CORPORATION+                                                                              $     4,197,873
                                                                                                                    ---------------
BIOPHARMACEUTICALS - 1.69%
         42,000    GENENTECH INCORPORATED+                                                                                3,177,720
                                                                                                                    ---------------
BUSINESS SERVICES - 18.32%
        201,200    CADENCE DESIGN SYSTEMS INCORPORATED+<<                                                                 4,418,352
        187,400    CISCO SYSTEMS INCORPORATED+                                                                            5,219,090
         39,200    COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                    2,943,528
        113,800    EBAY INCORPORATED+                                                                                     3,662,084
         83,800    FISERV INCORPORATED+                                                                                   4,759,840
        175,500    MICROSOFT CORPORATION                                                                                  5,171,985
         83,400    OMNICOM GROUP INCORPORATED                                                                             4,413,528
        195,400    ORACLE CORPORATION+                                                                                    3,851,334

                                                                                                                         34,439,741
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS - 6.01%
         53,600    FOREST LABORATORIES INCORPORATED+                                                                      2,446,840
         71,000    PROCTER & GAMBLE COMPANY                                                                               4,344,490
        147,800    SCHERING-PLOUGH CORPORATION                                                                            4,499,032

                                                                                                                         11,290,362
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS - 2.13%
         62,200    NORTHERN TRUST CORPORATION                                                                             3,995,728
                                                                                                                    ---------------
EDUCATIONAL SERVICES - 2.91%
         46,600    ITT EDUCATIONAL SERVICES INCORPORATED+                                                                 5,469,908
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.44%
         55,500    ACUITY BRANDS INCORPORATED                                                                             3,345,540
        116,000    AMPHENOL CORPORATION CLASS A                                                                           4,135,400
        112,100    NVIDIA CORPORATION+                                                                                    4,630,851

                                                                                                                         12,111,791
                                                                                                                    ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 2.07%
         67,600    JACOBS ENGINEERING GROUP INCORPORATED+                                                                 3,887,676
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS - 2.12%
         61,400    PEPSICO INCORPORATED                                                                                   3,981,790
                                                                                                                    ---------------
FOOD STORES - 1.90%
        105,200    SAFEWAY INCORPORATED                                                                                   3,579,956
                                                                                                                    ---------------
HOLDING & OTHER INVESTMENT OFFICES - 2.19%
         32,000    AFFILIATED MANAGERS GROUP INCORPORATED+<<                                                              4,120,320
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 15.28%
         44,500    APPLE INCORPORATED+                                                                                    5,430,780
        109,000    HEWLETT-PACKARD COMPANY                                                                                4,863,580
        169,500    INTEL CORPORATION                                                                                      4,027,320
         51,800    INTERNATIONAL BUSINESS MACHINES CORPORATION<<                                                          5,451,950
         50,100    NATIONAL OILWELL VARCO INCORPORATED+                                                                   5,222,424
         45,700    TEREX CORPORATION+                                                                                     3,715,410

                                                                                                                         28,711,464
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
INSURANCE CARRIERS - 9.19%
         31,600    AMBAC FINANCIAL GROUP INCORPORATED                                                               $     2,755,204
         37,400    HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                         3,684,274
        116,600    HCC INSURANCE HOLDINGS INCORPORATED                                                                    3,895,606
         72,400    W.R. BERKLEY CORPORATION                                                                               2,355,896
         57,300    WELLPOINT INCORPORATED+                                                                                4,574,259

                                                                                                                         17,265,239
                                                                                                                    ---------------
LEATHER & LEATHER PRODUCTS - 2.15%
         85,300    COACH INCORPORATED+                                                                                    4,042,367
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 3.88%
         54,600    BECTON DICKINSON & COMPANY                                                                             4,067,700
         54,200    WATERS CORPORATION+                                                                                    3,217,312

                                                                                                                          7,285,012
                                                                                                                    ---------------
MEDICAL MANAGEMENT SERVICES - 2.50%
         94,000    EXPRESS SCRIPTS INCORPORATED+<<                                                                        4,700,940
                                                                                                                    ---------------
MEDICAL PRODUCTS - 2.45%
         81,800    BAXTER INTERNATIONAL INCORPORATED                                                                      4,608,612
                                                                                                                    ---------------
MISCELLANEOUS RETAIL - 2.26%
         97,400    DOLLAR TREE STORES INCORPORATED+                                                                       4,241,770
                                                                                                                    ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.95%
         53,800    MCGRAW-HILL COMPANIES INCORPORATED                                                                     3,662,704
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT - 6.94%
         50,000    BOEING COMPANY                                                                                         4,808,000
         50,000    NORTHROP GRUMMAN CORPORATION                                                                           3,893,500
         61,200    UNITED TECHNOLOGIES CORPORATION                                                                        4,340,916

                                                                                                                         13,042,416
                                                                                                                    ---------------
TRANSPORTATION SERVICES - 2.09%
         74,800    C.H. ROBINSON WORLDWIDE INCORPORATED                                                                   3,928,496
                                                                                                                    ---------------
WHOLESALE TRADE-DURABLE GOODS - 2.08%
         42,000    W.W. GRAINGER INCORPORATED                                                                             3,908,100
                                                                                                                    ---------------
TOTAL COMMON STOCKS (COST $153,005,022)                                                                                 185,649,985
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES LENDING - 6.05%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.19%
        174,292    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   174,291
        194,950    SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                          194,950

                                                                                                                            369,241
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 5.86%
$       114,721    AMERICAN GENERAL FINANCE CORPORATION+/-                               5.47%        08/16/2007            114,736
         77,268    AQUIFER FUNDING LIMITED++                                             5.29         07/03/2007             77,257
         62,247    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                    5.36         10/25/2007             62,253
         73,788    ATOMIUM FUNDING CORPORATION++                                         5.28         08/07/2007             73,401
        236,538    ATOMIUM FUNDING CORPORATION                                           5.29         08/15/2007            235,025
         62,247    BANCO SANTANDER TOTTA LOAN+/-++                                       5.32         07/16/2008             62,248

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       124,494    BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                   AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $124,550)             5.43%        07/02/2007    $       124,494
        186,741    BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $186,825)                              5.43         07/02/2007            186,741
         49,798    BNP PARIBAS+/-                                                        5.33         05/07/2008             49,793
         59,736    BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $59,763)                                              5.39         07/02/2007             59,736
         94,615    BUCKINGHAM III CDO LLC                                                5.35         08/21/2007             93,927
         77,186    BUCKINGHAM III CDO LLC                                                5.39         09/17/2007             76,321
        104,575    CAIRN HIGH GRADE FUNDING I LLC++                                      5.28         07/11/2007            104,438
         24,899    CEDAR SPRINGS CAPITAL COMPANY                                         5.26         07/10/2007             24,870
         50,699    CEDAR SPRINGS CAPITAL COMPANY                                         5.26         07/13/2007             50,618
         34,858    CEDAR SPRINGS CAPITAL COMPANY                                         5.34         07/20/2007             34,767
         29,879    CHARTA LLC                                                            5.28         07/12/2007             29,835
        248,988    CHARTA LLC                                                            5.45         07/03/2007            248,950
        161,842    CHEYNE FINANCE LLC+/-++                                               5.31         02/25/2008            161,832
         62,247    CHEYNE FINANCE LLC SERIES MTN+/-++                                    5.32         07/16/2007             62,247
         24,899    CIT GROUP INCORPORATED+/-                                             5.43         12/19/2007             24,900
         26,604    CIT GROUP INCORPORATED+/-                                             5.59         09/20/2007             26,609
         27,451    CIT GROUP INCORPORATED+/-                                             5.59         11/23/2007             27,459
        677,754    CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $678,061)                                             5.43         07/02/2007            677,754
         32,368    COBBLER FUNDING LIMITED++                                             5.28         07/25/2007             32,260
         12,449    COMERICA BANK+/-                                                      5.32         02/08/2008             12,417
        203,174    CORPORATE ASSET SECURITIZATION (AUSTRALIA) LIMITED++                  5.33         07/09/2007            202,967
         62,247    CULLINAN FINANCE CORPORATION+/-++                                     5.32         02/12/2008             62,236
         74,935    DEER VALLEY FUNDING LLC++                                             5.30         07/13/2007             74,815
        103,422    DEER VALLEY FUNDING LLC                                               5.33         07/16/2007            103,211
         19,919    DEER VALLEY FUNDING LLC                                               5.33         07/19/2007             19,870
         37,348    DEER VALLEY FUNDING LLC                                               5.34         07/18/2007             37,261
         55,211    DEER VALLEY FUNDING LLC                                               5.34         07/20/2007             55,066
         47,587    DEER VALLEY FUNDING LLC++                                             5.34         07/25/2007             47,427
        118,269    DEER VALLEY FUNDING LLC                                               5.34         07/26/2007            117,855
         49,798    DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $49,820)                                              5.43         07/02/2007             49,798
        124,494    ERASMUS CAPITAL CORPORATION++                                         5.32         07/19/2007            124,185
         13,044    FAIRWAY FINANCE CORPORATION++                                         5.31         07/10/2007             13,029
         99,595    FAIRWAY FINANCE CORPORATION++                                         5.42         07/09/2007             99,493
        861,458    FIRST BOSTON REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $861,848)                                             5.43         07/02/2007            861,458
         16,239    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                      5.22         07/06/2007             16,230
         48,906    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                      5.29         08/15/2007             48,593
         49,798    GEORGE STREET FINANCE LLC++                                           5.32         07/13/2007             49,718
         61,742    GEORGE STREET FINANCE LLC++                                           5.32         07/12/2007             61,651
         49,845    GEORGE STREET FINANCE LLC                                             5.33         07/18/2007             49,729
         74,049    GEORGE STREET FINANCE LLC                                             5.33         07/19/2007             73,865
         21,596    GOLDMAN SACHS GROUP INCORPORATED REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $21,606)                               5.37         07/02/2007             21,596
        248,988    GRAMPIAN FUNDING LLC                                                  5.42         07/12/2007            248,624
         88,289    HARRIER FINANCE FUNDING LLC++                                         5.28         07/13/2007             88,147
         62,247    HARRIER FINANCE FUNDING LLC+/-++                                      5.30         01/11/2008             62,252
         33,123    HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                      5.31         07/17/2007             33,050
         28,509    HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                      5.32         08/07/2007             28,360
        151,790    HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                      5.32         08/08/2007            150,972
        124,494    HUDSON-THAMES LLC+/-++                                                5.33         06/16/2008            124,478
        161,842    ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                         5.39         07/16/2008            161,842
         62,247    INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                            5.32         07/24/2008             62,253
         14,939    K2 (USA) LLC+/-++                                                     5.30         07/16/2007             14,939
         24,899    K2 (USA) LLC+/-++                                                     5.33         09/28/2007             24,899
        156,862    KEEL CAPITAL INCORPORATED++                                           5.33         07/11/2007            156,657

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       111,664    KEEL CAPITAL INCORPORATED++                                           5.33%        07/18/2007    $       111,403
        143,168    KESTREL FUNDING US LLC+/-++                                           5.29         02/25/2008            143,171
         16,789    KLIO III FUNDING CORPORATION++                                        5.27         07/13/2007             16,762
         74,696    KLIO III FUNDING CORPORATION++                                        5.27         07/20/2007             74,501
         44,818    KLIO III FUNDING CORPORATION++                                        5.27         07/23/2007             44,681
        152,727    KLIO III FUNDING CORPORATION++                                        5.28         07/24/2007            152,236
         44,818    LA FAYETTE ASSET SECURITIZATION CORPORATION++                         5.29         07/03/2007             44,811
         54,777    LA FAYETTE ASSET SECURITIZATION CORPORATION++                         5.31         07/11/2007             54,706
        311,235    LA FAYETTE ASSET SECURITIZATION CORPORATION                           5.32         07/30/2007            309,965
        120,423    LIBERTY HARBOUR CDO II LIMITED++                                      5.36         07/18/2007            120,142
        219,109    LIBERTY STREET FUNDING CORPORATION                                    5.33         07/16/2007            218,662
          7,470    LIQUID FUNDING LIMITED                                                5.26         07/30/2007              7,439
        166,822    LIQUID FUNDING LIMITED+/-++                                           5.33         11/13/2007            166,822
        184,251    LIQUID FUNDING LIMITED+/-++                                           5.33         06/11/2008            184,205
        117,024    LIQUID FUNDING LIMITED                                                5.34         07/09/2007            116,905
         52,536    METLIFE GLOBAL FUNDING I+/-++                                         5.42         10/05/2007             52,551
         62,247    MORGAN STANLEY+/-                                                     5.33         07/12/2007             62,247
         62,247    MORGAN STANLEY+/-                                                     5.45         08/07/2007             62,247
         91,403    MORGAN STANLEY+/-                                                     5.48         07/27/2007             91,408
        570,614    MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $570,872)                                             5.43         07/02/2007            570,614
         11,516    MORGAN STANLEY SERIES EXL+/-                                          5.38         07/15/2008             11,517
          9,960    NATIONAL CITY BANK+/-                                                 5.43         09/04/2007              9,960
         71,372    NATIONWIDE BUILDING SOCIETY+/-++                                      5.48         07/20/2007             71,377
        124,494    NORTHERN ROCK PLC+/-++SS.                                             5.34         08/04/2008            124,530
         70,962    PREMIUM ASSET TRUST+/-++                                              5.48         12/21/2007             70,956
         62,247    PREMIUM ASSET TRUST SERIES 06-B+/-++                                  5.37         12/16/2007             62,247
         47,308    PYXIS MASTER TRUST SERIES 2007-3+/-++                                 5.37         11/27/2007             47,308
         10,072    RACERS TRUST SERIES 2004-6-MM+/-++                                    5.37         12/24/2007             10,074
         32,368    SAINT GERMAIN FUNDING++                                               5.31         07/13/2007             32,317
         89,636    SEDNA FINANCE INCORPORATED+/-++                                       5.29         04/10/2008             89,627
         63,492    SHIPROCK FINANCE SERIES 2007-4A+/-++                                  5.39         04/11/2008             63,492
          9,960    SKANDINAVISKA ENSKILDA BANKEN AB                                      5.19         08/20/2007              9,888
         49,798    SLM CORPORATION+/-++                                                  5.32         05/12/2008             49,798
        298,536    SOLITAIRE FUNDING LLC++                                               5.29         07/06/2007            298,363
         49,798    SOUTHERN COMPANY FUNDING CORPORATION                                  5.34         07/24/2007             49,638
         77,186    STANFIELD VICTORIA FUNDING LLC+/-++                                   5.35         04/03/2008             77,219
        124,494    STANFIELD VICTORIA FUNDING LLC+/-++                                   5.37         02/15/2008            124,544
         49,798    TANGO FINANCE CORPORATION                                             5.27         07/31/2007             49,587
         41,954    TASMAN FUNDING INCORPORATED                                           5.29         07/05/2007             41,936
         13,094    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                  5.43         07/06/2007             13,087
         47,519    TICONDEROGA FUNDING LLC++                                             5.31         07/09/2007             47,471
         65,444    TIERRA ALTA FUNDING I LIMITED++                                       5.33         07/19/2007             65,282
         14,394    TRAVELERS INSURANCE COMPANY+/-                                        5.39         02/08/2008             14,394
         62,247    UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                    5.33         07/14/2008             62,254
         62,247    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++SS.                 5.34         08/08/2008             62,261
         58,263    VERSAILLES CDS LLC++                                                  5.33         07/26/2007             58,059
         49,798    VERSAILLES CDS LLC++                                                  5.38         07/31/2007             49,587
         99,595    WESTPAC SECURITIES (NEW ZEALAND) LIMITED                              5.28         07/27/2007             99,232
         57,175    WHISTLEJACKET CAPITAL LIMITED                                         5.26         07/12/2007             57,092
         49,071    WHISTLEJACKET CAPITAL LIMITED                                         5.34         07/23/2007             48,920
        124,494    WHITE PINE FINANCE LLC+/-++                                           5.32         02/22/2008            124,544
        121,947    WORLD OMNI VEHICLE LEASING++                                          5.35         07/10/2007            121,804
        205,652    ZELA FINANCE CORPORATION                                              5.31         07/13/2007            205,322

                                                                                                                         11,010,579
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $11,379,820)                                                               11,379,820
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS - 0.90%
      1,688,723    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           1,688,723
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                                                                                                         VALUE
TOTAL SHORT-TERM INVESTMENTS (COST $1,688,723)                                                                      $     1,688,723
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $166,073,565)*                                 105.73%                                                            198,718,528

OTHER ASSETS AND LIABILITIES, NET                     (5.73)                                                            (10,773,093)
                                                     ------                                                         ---------------

TOTAL NET ASSETS                                     100.00%                                                        $   187,945,435
                                                     ------                                                         ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,688,723.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 99.69%

APPAREL & ACCESSORY STORES - 2.39%
          9,400    J. CREW GROUP INCORPORATED+<<                                                                    $       508,446
         16,300    ZUMIEZ INCORPORATED+<<                                                                                   615,814

                                                                                                                          1,124,260
                                                                                                                    ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 2.74%
          5,800    GUESS? INCORPORATED                                                                                      278,632
          4,100    PHILLIPS-VAN HEUSEN CORPORATION                                                                          248,337
         19,400    WARNACO GROUP INCORPORATED+                                                                              763,196

                                                                                                                          1,290,165
                                                                                                                    ---------------
AUTO PARTS & EQUIPMENT - 0.66%
         17,200    AMERIGON INCORPORATED+                                                                                   309,428
                                                                                                                    ---------------
BIOTECHNOLOGY - 0.31%
          8,400    OBAGI MEDICAL PRODUCTS INCORPORATED+                                                                     148,848
                                                                                                                    ---------------
BUSINESS SERVICES - 19.01%
         36,000    APPLIX INCORPORATED+                                                                                     592,200
          8,900    CAPELLA EDUCATION COMPANY+                                                                               409,667
         16,600    COGENT COMMUNICATIONS GROUP INCORPORATED+                                                                495,842
         31,300    CONCUR TECHNOLOGIES INCORPORATED+<<                                                                      715,205
         20,000    DEALERTRACK HOLDINGS INCORPORATED+                                                                       736,800
         15,900    DOUBLE-TAKE SOFTWARE INCORPORATED+                                                                       260,919
         51,000    FALCONSTOR SOFTWARE INCORPORATED+<<                                                                      538,050
         12,400    HURON CONSULTING GROUP INCORPORATED+                                                                     905,324
         29,000    INFOCROSSING INCORPORATED+<<                                                                             535,630
         47,128    OMNICELL INCORPORATED+                                                                                   979,320
         28,200    PHASE FORWARD INCORPORATED+                                                                              474,606
         22,900    SHANDA INTERACTIVE ENTERTAINMENT LIMITED+                                                                709,900
          9,400    STRATASYS INCORPORATED+<<                                                                                441,612
         20,800    SUMTOTAL SYSTEMS INCORPORATED+                                                                           163,280
         11,900    SYNCHRONOSS TECHNOLOGIES INCORPORATED+                                                                   349,146
         25,750    VOCUS INCORPORATED+                                                                                      646,583

                                                                                                                          8,954,084
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS - 4.44%
         22,400    BIOMARIN PHARMACEUTICAL INCORPORATED+<<                                                                  401,856
         11,300    CHATTEM INCORPORATED+<<                                                                                  716,194
         10,100    INVERNESS MEDICAL INNOVATIONS INCORPORATED+                                                              515,302
         10,900    PAREXEL INTERNATIONAL CORPORATION+                                                                       458,454

                                                                                                                          2,091,806
                                                                                                                    ---------------
COMMUNICATION & INFORMATION - 0.15%
          3,600    RRSAT GLOBAL COMMUNICATIONS NETWORK LIMITED+                                                              71,892
                                                                                                                    ---------------
COMMUNICATIONS - 5.20%
          7,200    ANIXTER INTERNATIONAL INCORPORATED+                                                                      541,512
         19,600    CBEYOND INCORPORATED+<<                                                                                  754,796
          8,000    LEAP WIRELESS INTERNATIONAL INCORPORATED+                                                                676,000
         18,300    NOVATEL WIRELESS INCORPORATED+                                                                           476,166

                                                                                                                          2,448,474
                                                                                                                    ---------------
COMMUNICATIONS EQUIPMENT - 4.01%
         12,500    COMMSCOPE INCORPORATED+<<                                                                                729,375

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMUNICATIONS EQUIPMENT (continued)
         15,300    GENERAL CABLE CORPORATION+<<                                                                     $     1,158,975

                                                                                                                          1,888,350
                                                                                                                    ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.96%
         14,700    QUANTA SERVICES INCORPORATED+<<                                                                          450,849
                                                                                                                    ---------------
E-COMMERCE/SERVICES - 0.42%
         25,800    NAVISITE INCORPORATED+                                                                                   196,080
                                                                                                                    ---------------

EATING & DRINKING PLACES - 1.99%
          4,200    CHIPOTLE MEXICAN GRILL INCORPORATED+<<                                                                   358,176
          8,200    JACK IN THE BOX INCORPORATED+                                                                            581,708

                                                                                                                            939,884
                                                                                                                    ---------------
EDUCATIONAL SERVICES - 2.12%
         18,600    NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP INCORPORATED+                                                  999,192
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 8.43%
         22,300    ATHEROS COMMUNICATIONS INCORPORATED+<<                                                                   687,732
         10,400    BALDOR ELECTRIC COMPANY                                                                                  512,512
         34,198    COMTECH GROUP INCORPORATED+<<                                                                            564,609
         13,100    DIODES INCORPORATED+<<                                                                                   547,187
         19,700    SILICON MOTION TECHNOLOGY CORPORATION+                                                                   489,151
         16,200    SRS LABS INCORPORATED+                                                                                   157,950
         14,700    UNIVERSAL ELECTRONICS INCORPORATED+                                                                      533,904
         11,900    VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+<<                                                476,714

                                                                                                                          3,969,759
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS - 0.23%
          7,800    JONES SODA COMPANY+<<                                                                                    109,356
                                                                                                                    ---------------
FOOTWEAR - 5.01%
         31,400    CROCS INCORPORATED+<<                                                                                  1,351,142
         10,000    DECKERS OUTDOOR CORPORATION+                                                                           1,009,000

                                                                                                                          2,360,142
                                                                                                                    ---------------
HEALTH SERVICES - 0.76%
         13,100    BIO-REFERENCE LABORATORIES INCORPORATED+                                                                 358,285
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 8.26%
          8,200    GAMESTOP CORPORATION CLASS A+                                                                            320,620
         26,400    NUANCE COMMUNICATIONS INCORPORATED+<<                                                                    441,672
         19,000    T-3 ENERGY SERVICES INC+                                                                                 635,550
         21,800    THE MIDDLEBY CORPORATION+                                                                              1,304,076
         33,700    VERIFONE HOLDINGS INCORPORATED+<<                                                                      1,187,925

                                                                                                                          3,889,843
                                                                                                                    ---------------

MACHINERY - 0.49%
          5,400    DXP ENTERPRISES INCORPORATED+<<                                                                          230,850
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 7.76%
         27,500    ALIGN TECHNOLOGY INCORPORATED+                                                                           664,400
          7,100    ANALOGIC CORPORATION                                                                                     521,921
          7,400    ARTHROCARE CORPORATION+                                                                                  324,934
         22,900    FARO TECHNOLOGIES INCORPORATED+                                                                          729,594

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
         14,900    HOLOGIC INCORPORATED+<<                                                                          $       824,119
         10,300    ICON PLC+                                                                                                450,522
         23,400    MINRAD INTERNATIONAL INCORPORATED+                                                                       138,762

                                                                                                                          3,654,252
                                                                                                                    ---------------
MEDICAL EQUIPMENT & SUPPLIES - 4.84%
         36,100    CYNOSURE INCORPORATED+                                                                                 1,315,123
          7,900    KYPHON INCORPORATED+<<                                                                                   380,385
         21,600    NUVASIVE INCORPORATED+                                                                                   583,416

                                                                                                                          2,278,924
                                                                                                                    ---------------
METAL FABRICATE, HARDWARE - 0.80%
          9,300    CIRCOR INTERNATIONAL INCORPORATED                                                                        375,999
                                                                                                                    ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.54%
         11,700    TOMOTHERAPY INCORPORATED+                                                                                256,464
                                                                                                                    ---------------
MISCELLANEOUS RETAIL - 1.30%
          7,400    DICK'S SPORTING GOODS INCORPORATED+<<                                                                    430,458
          2,600    NUTRI SYSTEM INCORPORATED+<<                                                                             181,584

                                                                                                                            612,042
                                                                                                                    ---------------
OIL & GAS EXTRACTION - 6.52%
         28,500    ARENA RESOURCES INCORPORATED+<<                                                                        1,656,135
         18,300    CNX GAS CORPORATION+                                                                                     559,980
         15,600    GMX RESOURCES INCORPORATED+<<                                                                            539,760
         54,200    KODIAK OIL & GAS CORPORATION+<<                                                                          314,360

                                                                                                                          3,070,235
                                                                                                                    ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.71%
         15,600    SHUTTERFLY INCORPORATED+<<                                                                               336,180
                                                                                                                    ---------------
RESTAURANTS - 1.00%
         11,300    BUFFALO WILD WINGS INCORPORATED+<<                                                                       469,967
                                                                                                                    ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 1.05%
         11,500    JARDEN CORPORATION+<<                                                                                    494,615
                                                                                                                    ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 3.03%
          4,000    FCSTONE GROUP INCORPORATED+<<                                                                            229,240
         37,700    MARKETAXESS HOLDINGS INCORPORATED+                                                                       678,223
          8,800    STIFEL FINANCIAL CORPORATION+<<                                                                          518,232

                                                                                                                          1,425,695
                                                                                                                    ---------------
TEXTILES - PRODUCTS - 0.29%
          6,200    ICONIX BRAND GROUP INCORPORATED+                                                                         137,764
                                                                                                                    ---------------

TRANSPORTATION EQUIPMENT - 2.13%
         21,800    FORCE PROTECTION INCORPORATED+<<                                                                         449,952
         15,800    HEICO CORPORATION                                                                                        555,370

                                                                                                                          1,005,322
                                                                                                                    ---------------
WHOLESALE TRADE NON-DURABLE GOODS - 1.46%
          6,600    WIMM-BILL-DANN FOODS OJSC ADR+                                                                           686,466
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
WHOLESALE TRADE-DURABLE GOODS - 0.68%
          8,900    AM CASTLE & COMPANY                                                                              $       319,599
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $40,190,984)                                                                                   46,955,071
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES LENDING - 43.56%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 1.42%
        314,195    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   314,195
        351,435    SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                          351,435

                                                                                                                            665,630
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 42.14%
$       206,807    AMERICAN GENERAL FINANCE CORPORATION+/-                               5.47%        08/16/2007            206,834
        139,291    AQUIFER FUNDING LIMITED++                                             5.29         07/03/2007            139,271
        112,212    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                    5.36         10/25/2007            112,224
        133,017    ATOMIUM FUNDING CORPORATION++                                         5.28         08/07/2007            132,319
        426,407    ATOMIUM FUNDING CORPORATION                                           5.29         08/15/2007            423,678
        112,212    BANCO SANTANDER TOTTA LOAN+/-++                                       5.32         07/16/2008            112,213
        224,425    BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                   AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $224,526)             5.43         07/02/2007            224,425
        336,637    BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
                   102% COLLATERALIZED (MATURITY VALUE $336,789)                         5.43         07/02/2007            336,637
         89,770    BNP PARIBAS+/-                                                        5.33         05/07/2008             89,761
        107,686    BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $107,734)                                             5.39         07/02/2007            107,686
        170,563    BUCKINGHAM III CDO LLC                                                5.35         08/21/2007            169,321
        139,143    BUCKINGHAM III CDO LLC                                                5.39         09/17/2007            137,583
        188,517    CAIRN HIGH GRADE FUNDING I LLC++                                      5.28         07/11/2007            188,270
         44,885    CEDAR SPRINGS CAPITAL COMPANY                                         5.26         07/10/2007             44,832
         91,395    CEDAR SPRINGS CAPITAL COMPANY                                         5.26         07/13/2007             91,248
         62,839    CEDAR SPRINGS CAPITAL COMPANY                                         5.34         07/20/2007             62,674
         53,862    CHARTA LLC                                                            5.28         07/12/2007             53,783
        448,849    CHARTA LLC                                                            5.45         07/03/2007            448,782
        291,752    CHEYNE FINANCE LLC+/-++                                               5.31         02/25/2008            291,735
        112,212    CHEYNE FINANCE LLC SERIES MTN+/-++                                    5.32         07/16/2007            112,212
         44,885    CIT GROUP INCORPORATED+/-                                             5.43         12/19/2007             44,887
         47,960    CIT GROUP INCORPORATED+/-                                             5.59         09/20/2007             47,969
         49,486    CIT GROUP INCORPORATED+/-                                             5.59         11/23/2007             49,501
      1,221,784    CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $1,222,337)                                           5.43         07/02/2007          1,221,784
         58,350    COBBLER FUNDING LIMITED++                                             5.28         07/25/2007             58,155
         22,442    COMERICA BANK+/-                                                      5.32         02/08/2008             22,385
        366,261    CORPORATE ASSET SECURITIZATION (AUSTRALIA) LIMITED++                  5.33         07/09/2007            365,888
        112,212    CULLINAN FINANCE CORPORATION+/-++                                     5.32         02/12/2008            112,193
        135,086    DEER VALLEY FUNDING LLC++                                             5.30         07/13/2007            134,870
        186,439    DEER VALLEY FUNDING LLC                                               5.33         07/16/2007            186,058
         35,908    DEER VALLEY FUNDING LLC                                               5.33         07/19/2007             35,819
         67,327    DEER VALLEY FUNDING LLC                                               5.34         07/18/2007             67,171
         99,528    DEER VALLEY FUNDING LLC                                               5.34         07/20/2007             99,267
         85,784    DEER VALLEY FUNDING LLC++                                             5.34         07/25/2007             85,497
        213,203    DEER VALLEY FUNDING LLC                                               5.34         07/26/2007            212,457
         89,770    DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $89,811)                                              5.43         07/02/2007             89,770
        224,425    ERASMUS CAPITAL CORPORATION++                                         5.32         07/19/2007            223,868
         23,515    FAIRWAY FINANCE CORPORATION++                                         5.31         07/10/2007             23,488
        179,540    FAIRWAY FINANCE CORPORATION++                                         5.42         07/09/2007            179,357
      1,552,947    FIRST BOSTON REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $1,553,650)                                           5.43         07/02/2007          1,552,947

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        29,274    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                      5.22%        07/06/2007    $        29,257
         88,163    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                      5.29         08/15/2007             87,599
         89,770    GEORGE STREET FINANCE LLC++                                           5.32         07/13/2007             89,626
        111,301    GEORGE STREET FINANCE LLC++                                           5.32         07/12/2007            111,139
         89,855    GEORGE STREET FINANCE LLC                                             5.33         07/18/2007             89,646
        133,488    GEORGE STREET FINANCE LLC                                             5.33         07/19/2007            133,157
         38,931    GOLDMAN SACHS GROUP INCORPORATED REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $38,948)                               5.37         07/02/2007             38,931
        448,849    GRAMPIAN FUNDING LLC                                                  5.42         07/12/2007            448,194
        159,158    HARRIER FINANCE FUNDING LLC++                                         5.28         07/13/2007            158,903
        112,212    HARRIER FINANCE FUNDING LLC+/-++                                      5.30         01/11/2008            112,221
         59,710    HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                      5.31         07/17/2007             59,580
         51,393    HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                      5.32         08/07/2007             51,124
        273,632    HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                      5.32         08/08/2007            272,157
        224,425    HUDSON-THAMES LLC+/-++                                                5.33         06/16/2008            224,396
        291,752    ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                         5.39         07/16/2008            291,752
        112,212    INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                            5.32         07/24/2008            112,222
         26,931    K2 (USA) LLC+/-++                                                     5.30         07/16/2007             26,931
         44,885    K2 (USA) LLC+/-++                                                     5.33         09/28/2007             44,885
        282,775    KEEL CAPITAL INCORPORATED++                                           5.33         07/11/2007            282,405
        201,295    KEEL CAPITAL INCORPORATED++                                           5.33         07/18/2007            200,826
        258,088    KESTREL FUNDING US LLC+/-++                                           5.29         02/25/2008            258,094
         30,266    KLIO III FUNDING CORPORATION++                                        5.27         07/13/2007             30,217
        134,655    KLIO III FUNDING CORPORATION++                                        5.27         07/20/2007            134,302
         80,793    KLIO III FUNDING CORPORATION++                                        5.27         07/23/2007             80,546
        275,320    KLIO III FUNDING CORPORATION++                                        5.28         07/24/2007            274,436
         80,793    LA FAYETTE ASSET SECURITIZATION CORPORATION++                         5.29         07/03/2007             80,781
         98,747    LA FAYETTE ASSET SECURITIZATION CORPORATION++                         5.31         07/11/2007             98,617
        561,062    LA FAYETTE ASSET SECURITIZATION CORPORATION                           5.32         07/30/2007            558,773
        217,086    LIBERTY HARBOUR CDO II LIMITED++                                      5.36         07/18/2007            216,580
        394,987    LIBERTY STREET FUNDING CORPORATION                                    5.33         07/16/2007            394,182
         13,465    LIQUID FUNDING LIMITED                                                5.26         07/30/2007             13,411
        300,729    LIQUID FUNDING LIMITED+/-++                                           5.33         11/13/2007            300,729
        332,149    LIQUID FUNDING LIMITED+/-++                                           5.33         06/11/2008            332,066
        210,959    LIQUID FUNDING LIMITED                                                5.34         07/09/2007            210,744
         94,707    METLIFE GLOBAL FUNDING I+/-++                                         5.42         10/05/2007             94,734
        112,212    MORGAN STANLEY+/-                                                     5.33         07/12/2007            112,212
        112,212    MORGAN STANLEY+/-                                                     5.45         08/07/2007            112,212
        164,773    MORGAN STANLEY+/-                                                     5.48         07/27/2007            164,781
      1,028,643    MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $1,029,109)                                           5.43         07/02/2007          1,028,643
         20,759    MORGAN STANLEY SERIES EXL+/-                                          5.38         07/15/2008             20,761
         17,954    NATIONAL CITY BANK+/-                                                 5.43         09/04/2007             17,955
        128,663    NATIONWIDE BUILDING SOCIETY+/-++                                      5.48         07/20/2007            128,670
        224,425    NORTHERN ROCK PLC+/-++SS.                                             5.34         08/04/2008            224,490
        127,922    PREMIUM ASSET TRUST+/-++                                              5.48         12/21/2007            127,912
        112,212    PREMIUM ASSET TRUST SERIES 06-B+/-++                                  5.37         12/16/2007            112,212
         85,281    PYXIS MASTER TRUST SERIES 2007-3+/-++                                 5.37         11/27/2007             85,281
         18,156    RACERS TRUST SERIES 2004-6-MM+/-++                                    5.37         12/24/2007             18,160
         58,350    SAINT GERMAIN FUNDING++                                               5.31         07/13/2007             58,257
        161,586    SEDNA FINANCE INCORPORATED+/-++                                       5.29         04/10/2008            161,571
        114,457    SHIPROCK FINANCE SERIES 2007-4A+/-++                                  5.39         04/11/2008            114,457
         17,954    SKANDINAVISKA ENSKILDA BANKEN AB                                      5.19         08/20/2007             17,826
         89,770    SLM CORPORATION+/-++                                                  5.32         05/12/2008             89,770
        538,170    SOLITAIRE FUNDING LLC++                                               5.29         07/06/2007            537,858
         89,770    SOUTHERN COMPANY FUNDING CORPORATION                                  5.34         07/24/2007             89,482
        139,143    STANFIELD VICTORIA FUNDING LLC+/-++                                   5.35         04/03/2008            139,203
        224,425    STANFIELD VICTORIA FUNDING LLC+/-++                                   5.37         02/15/2008            224,514
         89,770    TANGO FINANCE CORPORATION                                             5.27         07/31/2007             89,390
         75,631    TASMAN FUNDING INCORPORATED                                           5.29         07/05/2007             75,598
         23,605    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                  5.43         07/06/2007             23,591
         85,663    TICONDEROGA FUNDING LLC++                                             5.31         07/09/2007             85,576

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       117,976    TIERRA ALTA FUNDING I LIMITED++                                       5.33%        07/19/2007    $       117,683
         25,948    TRAVELERS INSURANCE COMPANY+/-                                        5.39         02/08/2008             25,947
        112,212    UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                    5.33         07/14/2008            112,226
        112,212    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++SS.                 5.34         08/08/2008            112,237
        105,031    VERSAILLES CDS LLC++                                                  5.33         07/26/2007            104,663
         89,770    VERSAILLES CDS LLC++                                                  5.38         07/31/2007             89,390
        179,540    WESTPAC SECURITIES (NEW ZEALAND) LIMITED                              5.28         07/27/2007            178,884
        103,069    WHISTLEJACKET CAPITAL LIMITED                                         5.26         07/12/2007            102,919
         88,459    WHISTLEJACKET CAPITAL LIMITED                                         5.34         07/23/2007             88,189
        224,425    WHITE PINE FINANCE LLC+/-++                                           5.32         02/22/2008            224,514
        219,833    WORLD OMNI VEHICLE LEASING++                                          5.35         07/10/2007            219,576
        370,727    ZELA FINANCE CORPORATION                                              5.31         07/13/2007            370,134

                                                                                                                         19,848,726
                                                                                                                    ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $20,514,356)                                                               20,514,356
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS - 1.65%
        779,578    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             779,578
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $779,578)                                                                                779,578
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $61,484,918)*                          144.90%                                                                $    68,249,005

OTHER ASSETS AND LIABILITIES, NET            (44.90)                                                                    (21,149,555)
                                             ------                                                                 ---------------

 TOTAL NET ASSETS                            100.00%                                                                $    47,099,450
                                             ------                                                                 ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $779,578.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 97.92%

BUSINESS SERVICES - 2.21%
        204,125    CISCO SYSTEMS INCORPORATED+                                                                      $     5,684,881
        252,950    MICROSOFT CORPORATION                                                                                  7,454,437
        172,275    SYMANTEC CORPORATION+                                                                                  3,479,955

                                                                                                                         16,619,273
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS - 11.66%
        162,175    ABBOTT LABORATORIES                                                                                    8,684,471
         94,797    AIR PRODUCTS & CHEMICALS INCORPORATED                                                                  7,618,835
         73,075    COLGATE-PALMOLIVE COMPANY                                                                              4,738,914
        214,209    E.I. DU PONT DE NEMOURS & COMPANY                                                                     10,890,386
        110,440    JOHNSON & JOHNSON                                                                                      6,805,313
         77,500    MERCK & COMPANY INCORPORATED                                                                           3,859,500
        599,535    PFIZER INCORPORATED                                                                                   15,330,110
        248,085    PROCTER & GAMBLE COMPANY                                                                              15,180,321
        118,906    ROHM & HAAS COMPANY                                                                                    6,501,780
        141,575    WYETH                                                                                                  8,117,911

                                                                                                                         87,727,541
                                                                                                                    ---------------
COMMUNICATIONS - 6.06%
         57,300    ALLTEL CORPORATION                                                                                     3,870,615
        582,840    AT&T INCORPORATED                                                                                     24,187,860
         11,809    CITADEL BROADCASTING CORPORATION<<                                                                        76,170
        388,086    VERIZON COMMUNICATIONS INCORPORATED                                                                   15,977,501
        102,083    WINDSTREAM CORPORATION                                                                                 1,506,745

                                                                                                                         45,618,891
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS - 13.50%
        459,630    BANK OF AMERICA CORPORATION                                                                           22,471,311
        139,475    BANK OF NEW YORK MELLON CORPORATION                                                                    5,779,844
        562,815    CITIGROUP INCORPORATED                                                                                28,866,781
        405,015    JPMORGAN CHASE & COMPANY                                                                              19,622,977
        292,406    US BANCORP                                                                                             9,634,778
        296,365    WACHOVIA CORPORATION<<                                                                                15,188,706

                                                                                                                        101,564,397
                                                                                                                    ---------------
EATING & DRINKING PLACES - 1.24%
        183,820    MCDONALD'S CORPORATION                                                                                 9,330,703
                                                                                                                    ---------------
ELECTRIC, GAS & SANITARY SERVICES - 4.72%
         69,983    DOMINION RESOURCES INCORPORATED<<                                                                      6,040,233
          2,300    EXELON CORPORATION                                                                                       166,980
         73,395    FIRSTENERGY CORPORATION                                                                                4,750,858
        197,145    FPL GROUP INCORPORATED                                                                                11,186,007
        241,575    MDU RESOURCES GROUP INCORPORATED                                                                       6,773,763
         74,865    PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                           6,571,650

                                                                                                                         35,489,491
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.72%
        173,625    EMERSON ELECTRIC COMPANY                                                                               8,125,650
        601,269    GENERAL ELECTRIC COMPANY                                                                              23,016,577
        320,560    MOTOROLA INCORPORATED                                                                                  5,673,912
        220,720    NOKIA OYJ ADR                                                                                          6,204,439

                                                                                                                         43,020,578
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 2.33%
        135,050    COMMERCIAL METALS COMPANY                                                                        $     4,560,639
        157,535    FORTUNE BRANDS INCORPORATED<<                                                                         12,976,158

                                                                                                                         17,536,797
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS - 1.67%
         86,337    KRAFT FOODS INCORPORATED CLASS A                                                                       3,043,379
        147,120    PEPSICO INCORPORATED                                                                                   9,540,732

                                                                                                                         12,584,111
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES - 2.40%
        100,004    MACY'S INCORPORATED<<                                                                                  3,978,159
        221,145    TARGET CORPORATION                                                                                    14,064,822

                                                                                                                         18,042,981
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.86%
         88,916    3M COMPANY                                                                                             7,717,020
        290,695    HEWLETT-PACKARD COMPANY                                                                               12,970,811
        326,700    INTEL CORPORATION<<                                                                                    7,762,392
         77,292    INTERNATIONAL BUSINESS MACHINES CORPORATION<<                                                          8,134,983

                                                                                                                         36,585,206
                                                                                                                    ---------------
INSURANCE CARRIERS - 8.93%
        175,520    ALLSTATE CORPORATION                                                                                  10,796,235
        239,493    AMERICAN INTERNATIONAL GROUP INCORPORATED                                                             16,771,695
        203,280    METLIFE INCORPORATED                                                                                  13,107,494
        347,775    THE TRAVELERS COMPANIES INCORPORATED                                                                  18,605,963
         99,000    WELLPOINT INCORPORATED+                                                                                7,903,170

                                                                                                                         67,184,557
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.47%
         47,634    BECTON DICKINSON & COMPANY                                                                             3,548,733
                                                                                                                    ---------------
MOTION PICTURES - 1.61%
        337,975    TIME WARNER INCORPORATED                                                                               7,110,994
        147,015    WALT DISNEY COMPANY                                                                                    5,019,092

                                                                                                                         12,130,086
                                                                                                                    ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 5.54%
        170,400    AMERICAN CAPITAL STRATEGIES LIMITED<<                                                                  7,245,408
        141,760    AMERICAN EXPRESS COMPANY                                                                               8,672,877
        107,500    CAPITAL ONE FINANCIAL CORPORATION<<                                                                    8,432,300
        359,700    CAPITALSOURCE INCORPORATED<<                                                                           8,845,023
        232,625    COUNTRYWIDE FINANCIAL CORPORATION<<                                                                    8,455,919

                                                                                                                         41,651,527
                                                                                                                    ---------------
OIL & GAS EXTRACTION - 2.37%
          2,000    ANADARKO PETROLEUM CORPORATION<<                                                                         103,980
        158,275    CHESAPEAKE ENERGY CORPORATION                                                                          5,476,315
        225,675    HALLIBURTON COMPANY<<                                                                                  7,785,788
          2,200    SCHLUMBERGER LIMITED                                                                                     186,868
         60,850    TIDEWATER INCORPORATED<<                                                                               4,313,048

                                                                                                                         17,865,999
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
PETROLEUM REFINING & RELATED INDUSTRIES - 13.47%
         99,058    BP PLC ADR<<                                                                                     $     7,146,044
        307,345    CHEVRON CORPORATION<<                                                                                 25,890,743
        282,475    CONOCOPHILLIPS                                                                                        22,174,288
        386,411    EXXON MOBIL CORPORATION                                                                               32,412,155
        153,050    MARATHON OIL CORPORATION                                                                               9,176,878
         61,125    VALERO ENERGY CORPORATION                                                                              4,514,693

                                                                                                                        101,314,801
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 4.48%
         18,247    AMERIPRISE FINANCIAL INCORPORATED                                                                      1,159,962
         24,950    GOLDMAN SACHS GROUP INCORPORATED                                                                       5,407,913
         74,500    LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                  5,551,740
         62,000    MERRILL LYNCH & COMPANY INCORPORATED                                                                   5,181,960
        195,825    MORGAN STANLEY                                                                                        16,425,801

                                                                                                                         33,727,376
                                                                                                                    ---------------
TOBACCO PRODUCTS - 1.35%
        144,625    ALTRIA GROUP INCORPORATED                                                                             10,143,998
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT - 2.77%
        201,655    HONEYWELL INTERNATIONAL INCORPORATED                                                                  11,349,143
        133,800    UNITED TECHNOLOGIES CORPORATION                                                                        9,490,434

                                                                                                                         20,839,577
                                                                                                                    ---------------
WHOLESALE TRADE NON-DURABLE GOODS - 0.56%
        127,850    SYSCO CORPORATION                                                                                      4,217,767
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $526,552,456)                                                                                 736,744,390
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES LENDING - 13.09%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.42%
      1,508,503    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                 1,508,502
      1,687,301    SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                        1,687,301

                                                                                                                          3,195,803
                                                                                                                    ---------------

PRINCIPAL                                                                            INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 12.67%
$       992,918    AMERICAN GENERAL FINANCE CORPORATION+/-                               5.47%        08/16/2007            993,047
        668,762    AQUIFER FUNDING LIMITED++                                             5.29         07/03/2007            668,662
        538,751    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                    5.36         10/25/2007            538,805
        638,635    ATOMIUM FUNDING CORPORATION++                                         5.28         08/07/2007            635,289
      2,047,253    ATOMIUM FUNDING CORPORATION                                           5.29         08/15/2007          2,034,151
        538,751    BANCO SANTANDER TOTTA LOAN+/-++                                       5.32         07/16/2008            538,756
      1,077,502    BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                   AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $1,077,989)           5.43         07/02/2007          1,077,502
      1,616,253    BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $1,616,984)                            5.43         07/02/2007          1,616,253
        431,001    BNP PARIBAS+/-                                                        5.33         05/07/2008            430,958
        517,018    BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $517,250)                                             5.39         07/02/2007            517,018
        818,901    BUCKINGHAM III CDO LLC                                                5.35         08/21/2007            812,940
        668,051    BUCKINGHAM III CDO LLC                                                5.39         09/17/2007            660,562
        905,102    CAIRN HIGH GRADE FUNDING I LLC++                                      5.28         07/11/2007            903,916
        215,500    CEDAR SPRINGS CAPITAL COMPANY                                         5.26         07/10/2007            215,248

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                     INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       438,802    CEDAR SPRINGS CAPITAL COMPANY                                         5.26%        07/13/2007    $       438,100
        301,701    CEDAR SPRINGS CAPITAL COMPANY                                         5.34         07/20/2007            300,910
        258,600    CHARTA LLC                                                            5.28         07/12/2007            258,223
      2,155,004    CHARTA LLC                                                            5.45         07/03/2007          2,154,680
      1,400,752    CHEYNE FINANCE LLC+/-++                                               5.31         02/25/2008          1,400,668
        538,751    CHEYNE FINANCE LLC SERIES MTN+/-++                                    5.32         07/16/2007            538,751
        215,500    CIT GROUP INCORPORATED+/-                                             5.43         12/19/2007            215,509
        230,262    CIT GROUP INCORPORATED+/-                                             5.59         09/20/2007            230,306
        237,589    CIT GROUP INCORPORATED+/-                                             5.59         11/23/2007            237,663
      5,865,998    CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $5,868,652)                                           5.43         07/02/2007          5,865,998
        280,150    COBBLER FUNDING LIMITED++                                             5.28         07/25/2007            279,212
        107,750    COMERICA BANK+/-                                                      5.32         02/08/2008            107,473
      1,758,483    CORPORATE ASSET SECURITIZATION (AUSTRALIA) LIMITED++                  5.33         07/09/2007          1,756,689
        538,751    CULLINAN FINANCE CORPORATION+/-++                                     5.32         02/12/2008            538,659
        648,570    DEER VALLEY FUNDING LLC++                                             5.30         07/13/2007            647,532
        895,124    DEER VALLEY FUNDING LLC                                               5.33         07/16/2007            893,298
        172,400    DEER VALLEY FUNDING LLC                                               5.33         07/19/2007            171,973
        323,251    DEER VALLEY FUNDING LLC                                               5.34         07/18/2007            322,497
        477,851    DEER VALLEY FUNDING LLC                                               5.34         07/20/2007            476,599
        411,864    DEER VALLEY FUNDING LLC++                                             5.34         07/25/2007            410,485
      1,023,627    DEER VALLEY FUNDING LLC                                               5.34         07/26/2007          1,020,044
        431,001    DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $431,196)                                             5.43         07/02/2007            431,001
      1,077,502    ERASMUS CAPITAL CORPORATION++                                         5.32         07/19/2007          1,074,830
        112,901    FAIRWAY FINANCE CORPORATION++                                         5.31         07/10/2007            112,769
        862,001    FAIRWAY FINANCE CORPORATION++                                         5.42         07/09/2007            861,122
      7,455,968    FIRST BOSTON REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $7,459,341)                                           5.43         07/02/2007          7,455,968
        140,549    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                      5.22         07/06/2007            140,468
        423,286    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                      5.29         08/15/2007            420,577
        431,001    GEORGE STREET FINANCE LLC++                                           5.32         07/13/2007            430,311
        534,376    GEORGE STREET FINANCE LLC++                                           5.32         07/12/2007            533,596
        431,410    GEORGE STREET FINANCE LLC                                             5.33         07/18/2007            430,405
        640,898    GEORGE STREET FINANCE LLC                                             5.33         07/19/2007            639,309
        186,914    GOLDMAN SACHS GROUP INCORPORATED REPURCHASE AGREEMENT 102%
                   COLLATERALIZED (MATURITY VALUE $186,998)                              5.37         07/02/2007            186,914
      2,155,004    GRAMPIAN FUNDING LLC                                                  5.42         07/12/2007          2,151,857
        764,143    HARRIER FINANCE FUNDING LLC++                                         5.28         07/13/2007            762,920
        538,751    HARRIER FINANCE FUNDING LLC+/-++                                      5.30         01/11/2008            538,794
        286,680    HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                      5.31         07/17/2007            286,052
        246,748    HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                      5.32         08/07/2007            245,455
      1,313,755    HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                      5.32         08/08/2007          1,306,674
      1,077,502    HUDSON-THAMES LLC+/-++                                                5.33         06/16/2008          1,077,362
      1,400,752    ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                         5.39         07/16/2008          1,400,752
        538,751    INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                            5.32         07/24/2008            538,799
        129,300    K2 (USA) LLC+/-++                                                     5.30         07/16/2007            129,301
        215,500    K2 (USA) LLC+/-++                                                     5.33         09/28/2007            215,500
      1,357,652    KEEL CAPITAL INCORPORATED++                                           5.33         07/11/2007          1,355,874
        966,455    KEEL CAPITAL INCORPORATED++                                           5.33         07/18/2007            964,203
      1,239,127    KESTREL FUNDING US LLC+/-++                                           5.29         02/25/2008          1,239,152
        145,312    KLIO III FUNDING CORPORATION++                                        5.27         07/13/2007            145,079
        646,501    KLIO III FUNDING CORPORATION++                                        5.27         07/20/2007            644,807
        387,901    KLIO III FUNDING CORPORATION++                                        5.27         07/23/2007            386,714
      1,321,858    KLIO III FUNDING CORPORATION++                                        5.28         07/24/2007          1,317,614
        387,901    LA FAYETTE ASSET SECURITIZATION CORPORATION++                         5.29         07/03/2007            387,842
        474,101    LA FAYETTE ASSET SECURITIZATION CORPORATION++                         5.31         07/11/2007            473,480
      2,693,755    LA FAYETTE ASSET SECURITIZATION CORPORATION                           5.32         07/30/2007          2,682,764
      1,042,268    LIBERTY HARBOUR CDO II LIMITED++                                      5.36         07/18/2007          1,039,839
      1,896,403    LIBERTY STREET FUNDING CORPORATION                                    5.33         07/16/2007          1,892,535
         64,650    LIQUID FUNDING LIMITED                                                5.26         07/30/2007             64,386
      1,443,852    LIQUID FUNDING LIMITED+/-++                                           5.33         11/13/2007          1,443,852

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                     INTEREST RATE  MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     1,594,703    LIQUID FUNDING LIMITED+/-++                                           5.33%        06/11/2008    $     1,594,304
      1,012,852    LIQUID FUNDING LIMITED                                                5.34         07/09/2007          1,011,819
        454,706    METLIFE GLOBAL FUNDING I+/-++                                         5.42         10/05/2007            454,833
        538,751    MORGAN STANLEY+/-                                                     5.33         07/12/2007            538,751
        538,751    MORGAN STANLEY+/-                                                     5.45         08/07/2007            538,751
        791,102    MORGAN STANLEY+/-                                                     5.48         07/27/2007            791,141
      4,938,695    MORGAN STANLEY REPURCHASE AGREEMENT 102% COLLATERALIZED
                   (MATURITY VALUE $4,940,929)                                           5.43         07/02/2007          4,938,695
         99,669    MORGAN STANLEY SERIES EXL+/-                                          5.38         07/15/2008             99,678
         86,200    NATIONAL CITY BANK+/-                                                 5.43         09/04/2007             86,206
        617,732    NATIONWIDE BUILDING SOCIETY+/-++                                      5.48         07/20/2007            617,769
      1,077,502    NORTHERN ROCK PLC+/-++SS.                                             5.34         08/04/2008          1,077,814
        614,176    PREMIUM ASSET TRUST+/-++                                              5.48         12/21/2007            614,127
        538,751    PREMIUM ASSET TRUST SERIES 06-B+/-++                                  5.37         12/16/2007            538,751
        409,451    PYXIS MASTER TRUST SERIES 2007-3+/-++                                 5.37         11/27/2007            409,451
         87,170    RACERS TRUST SERIES 2004-6-MM+/-++                                    5.37         12/24/2007             87,191
        280,150    SAINT GERMAIN FUNDING++                                               5.31         07/13/2007            279,702
        775,801    SEDNA FINANCE INCORPORATED+/-++                                       5.29         04/10/2008            775,731
        549,526    SHIPROCK FINANCE SERIES 2007-4A+/-++                                  5.39         04/11/2008            549,526
         86,200    SKANDINAVISKA ENSKILDA BANKEN AB                                      5.19         08/20/2007             85,586
        431,001    SLM CORPORATION+/-++                                                  5.32         05/12/2008            431,001
      2,583,849    SOLITAIRE FUNDING LLC++                                               5.29         07/06/2007          2,582,351
        431,001    SOUTHERN COMPANY FUNDING CORPORATION                                  5.34         07/24/2007            429,617
        668,051    STANFIELD VICTORIA FUNDING LLC+/-++                                   5.35         04/03/2008            668,338
      1,077,502    STANFIELD VICTORIA FUNDING LLC+/-++                                   5.37         02/15/2008          1,077,933
        431,001    TANGO FINANCE CORPORATION                                             5.27         07/31/2007            429,178
        363,118    TASMAN FUNDING INCORPORATED                                           5.29         07/05/2007            362,958
        113,332    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                  5.43         07/06/2007            113,266
        411,282    TICONDEROGA FUNDING LLC++                                             5.31         07/09/2007            410,863
        566,421    TIERRA ALTA FUNDING I LIMITED++                                       5.33         07/19/2007            565,016
        124,581    TRAVELERS INSURANCE COMPANY+/-                                        5.39         02/08/2008            124,578
        538,751    UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                    5.33         07/14/2008            538,816
        538,751    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++SS.                 5.34         08/08/2008            538,869
        504,271    VERSAILLES CDS LLC++                                                  5.33         07/26/2007            502,506
        431,001    VERSAILLES CDS LLC++                                                  5.38         07/31/2007            429,178
        862,001    WESTPAC SECURITIES (NEW ZEALAND) LIMITED                              5.28         07/27/2007            858,855
        494,853    WHISTLEJACKET CAPITAL LIMITED                                         5.26         07/12/2007            494,131
        424,708    WHISTLEJACKET CAPITAL LIMITED                                         5.34         07/23/2007            423,408
      1,077,502    WHITE PINE FINANCE LLC+/-++                                           5.32         02/22/2008          1,077,933
      1,055,456    WORLD OMNI VEHICLE LEASING++                                          5.35         07/10/2007          1,054,221
      1,779,925    ZELA FINANCE CORPORATION                                              5.31         07/13/2007          1,777,078

                                                                                                                         95,297,173
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $98,492,976)                                                               98,492,976
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS - 0.85%
      6,391,967    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           6,391,967
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $6,391,967)                                                                            6,391,967
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $631,437,399)*                                           111.86%                                              $   841,629,333

OTHER ASSETS AND LIABILITIES, NET                              (11.86)                                                  (89,226,822)
                                                               ------                                               ---------------

TOTAL NET ASSETS                                               100.00%                                              $   752,402,511
                                                               ------                                               ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $6,391,967.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 98.11%

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.72%
          74,200   PHILLIPS-VAN HEUSEN CORPORATION                                                                     $  4,494,294
                                                                                                                       ------------

BUSINESS SERVICES - 0.98%
         164,300   CADENCE DESIGN SYSTEMS INCORPORATED<<+                                                                 3,608,028
         474,900   SUN MICROSYSTEMS INCORPORATED+                                                                         2,497,974

                                                                                                                          6,106,002
                                                                                                                       ------------

CHEMICALS & ALLIED PRODUCTS - 8.94%
         102,700   BRISTOL-MYERS SQUIBB COMPANY                                                                           3,241,212
         316,100   CELANESE CORPORATION CLASS A                                                                          12,258,358
          84,000   ELI LILLY & COMPANY<<                                                                                  4,693,920
          65,100   INVITROGEN CORPORATION+                                                                                4,801,125
         201,600   MERCK & COMPANY INCORPORATED                                                                          10,039,680
         580,000   PFIZER INCORPORATED                                                                                   14,830,600
          93,900   PROCTER & GAMBLE COMPANY                                                                               5,745,741

                                                                                                                         55,610,636
                                                                                                                       ------------

COMMUNICATIONS - 7.65%
         104,000   AMERICA MOVIL SA DE CV ADR SERIES L<<                                                                  6,440,720
         471,000   AT&T INCORPORATED                                                                                     19,546,500
         138,700   DIRECTV GROUP INCORPORATED+                                                                            3,205,358
         212,700   ROGERS COMMUNICATIONS INCORPORATED CLASS A<<                                                           9,037,623
         227,700   VERIZON COMMUNICATIONS INCORPORATED                                                                    9,374,409

                                                                                                                         47,604,610
                                                                                                                       ------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.62%
         102,700   CHICAGO BRIDGE & IRON COMPANY NV NEW YORK SHARES                                                       3,875,898
                                                                                                                       ------------

DEPOSITORY INSTITUTIONS - 11.31%
         470,000   BANK OF AMERICA CORPORATION                                                                           22,978,300
         431,500   CITIGROUP INCORPORATED                                                                                22,131,635
          74,100   FIFTH THIRD BANCORP                                                                                    2,946,957
         364,200   JPMORGAN CHASE & COMPANY                                                                              17,645,490
          91,000   WACHOVIA CORPORATION<<                                                                                 4,663,750

                                                                                                                         70,366,132
                                                                                                                       ------------

EATING & DRINKING PLACES - 1.61%
          57,000   JACK IN THE BOX INCORPORATED+                                                                          4,043,580
         118,000   MCDONALD'S CORPORATION                                                                                 5,989,680

                                                                                                                         10,033,260
                                                                                                                       ------------

ELECTRIC, GAS & SANITARY SERVICES - 5.07%
         279,000   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                          12,566,160
         177,500   COVANTA HOLDING CORPORATION+                                                                           4,375,375
         167,300   EDISON INTERNATIONAL                                                                                   9,388,876
         183,900   NORTHEAST UTILITIES                                                                                    5,215,404

                                                                                                                         31,545,815
                                                                                                                       ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.17%
         131,200   COOPER INDUSTRIES LIMITED CLASS A                                                                      7,490,208
         150,000   GENERAL ELECTRIC COMPANY                                                                               5,742,000
          33,200   L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                               3,233,348
         108,800   MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                6,649,856

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                           VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
         350,000   MICRON TECHNOLOGY INCORPORATED<<+                                                                   $  4,385,500
         112,900   NVIDIA CORPORATION+                                                                                    4,663,899

                                                                                                                         32,164,811
                                                                                                                       ------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.98%
          58,000   BALL CORPORATION                                                                                       3,083,860
          60,100   SNAP-ON INCORPORATED                                                                                   3,035,651

                                                                                                                          6,119,511
                                                                                                                       ------------

FOOD & KINDRED PRODUCTS - 2.33%
         114,600   H.J. HEINZ COMPANY                                                                                     5,440,062
               1   KRAFT FOODS INCORPORATED CLASS A                                                                              35
          97,900   MOLSON COORS BREWING COMPANY                                                                           9,051,834

                                                                                                                         14,491,931
                                                                                                                       ------------

GENERAL MERCHANDISE STORES - 2.98%
          94,400   BIG LOTS INCORPORATED<<+                                                                               2,777,248
          53,700   JC PENNEY COMPANY INCORPORATED                                                                         3,886,806
          36,100   SEARS HOLDINGS CORPORATION+                                                                            6,118,950
         120,000   WAL-MART STORES INCORPORATED                                                                           5,773,200

                                                                                                                         18,556,204
                                                                                                                       ------------

HOLDING & OTHER INVESTMENT OFFICES - 0.83%
          90,300   PROLOGIS                                                                                               5,138,070
                                                                                                                       ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.22%
          66,300   CUMMINS INCORPORATED                                                                                   6,710,223
         102,900   GAMESTOP CORPORATION CLASS A+                                                                          4,023,390
         176,600   HEWLETT-PACKARD COMPANY                                                                                7,879,892
          46,000   INTERNATIONAL BUSINESS MACHINES CORPORATION<<                                                          4,841,500
          59,900   SPX CORPORATION                                                                                        5,259,819
          46,100   TEREX CORPORATION<<+                                                                                   3,747,930

                                                                                                                         32,462,754
                                                                                                                       ------------

INSURANCE AGENTS, BROKERS & SERVICE - 1.41%
         118,600   AON CORPORATION<<                                                                                      5,053,546
         142,000   UNUMPROVIDENT CORPORATION<<                                                                            3,707,620

                                                                                                                          8,761,166
                                                                                                                       ------------

INSURANCE CARRIERS - 9.15%
         104,000   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                              7,283,120
         241,800   CIGNA CORPORATION                                                                                     12,626,796
          78,000   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                         7,683,780
          95,800   LINCOLN NATIONAL CORPORATION                                                                           6,797,010
         111,000   PMI GROUP INCORPORATED                                                                                 4,958,370
          95,000   PRUDENTIAL FINANCIAL INCORPORATED                                                                      9,236,850
         156,400   THE TRAVELERS COMPANIES INCORPORATED                                                                   8,367,400

                                                                                                                         56,953,326
                                                                                                                       ------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.71%
          85,200   THERMO FISHER SCIENTIFIC INCORPORATED<<+                                                               4,406,544
                                                                                                                       ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                           VALUE
MEDICAL MANAGEMENT SERVICES - 0.69%
          54,800   MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                $  4,273,852
                                                                                                                       ------------

METAL MINING - 1.81%
         136,100   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                   11,271,802
                                                                                                                       ------------

MOTION PICTURES - 0.95%
         173,800   WALT DISNEY COMPANY<<                                                                                  5,933,532
                                                                                                                       ------------

OIL & GAS EXTRACTION - 4.07%
          96,000   ANADARKO PETROLEUM CORPORATION<<                                                                       4,991,040
         499,400   CHESAPEAKE ENERGY CORPORATION                                                                         17,279,240
          90,800   NABORS INDUSTRIES LIMITED<<+                                                                           3,030,904

                                                                                                                         25,301,184
                                                                                                                       ------------

PETROLEUM REFINING & RELATED INDUSTRIES - 9.68%
         106,500   CHEVRON CORPORATION                                                                                    8,971,560
         338,000   EXXON MOBIL CORPORATION                                                                               28,351,440
         163,600   FRONTIER OIL CORPORATION                                                                               7,160,772
         143,000   MARATHON OIL CORPORATION                                                                               8,574,280
          97,200   VALERO ENERGY CORPORATION                                                                              7,179,192

                                                                                                                         60,237,244
                                                                                                                       ------------

PRIMARY METAL INDUSTRIES - 0.72%
          62,605   CHAPARRAL STEEL COMPANY                                                                                4,499,421
                                                                                                                       ------------

REAL ESTATE - 0.63%
          34,600   JONES LANG LASALLE INCORPORATED                                                                        3,927,100
                                                                                                                       ------------

REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.14%
         176,100   HEALTH CARE REIT INCORPORATED<<                                                                        7,107,396
                                                                                                                       ------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 5.58%
         118,400   AMERIPRISE FINANCIAL INCORPORATED                                                                      7,526,688
          86,500   JEFFERIES GROUP INCORPORATED                                                                           2,333,770
          75,500   LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                  5,626,260
         127,000   MERRILL LYNCH & COMPANY INCORPORATED<<                                                                10,614,660
          72,400   MORGAN STANLEY                                                                                         6,072,912
          81,600   RAYMOND JAMES FINANCIAL INCORPORATED                                                                   2,521,440

                                                                                                                         34,695,730
                                                                                                                       ------------

TOBACCO PRODUCTS - 3.44%
         167,500   ALTRIA GROUP INCORPORATED<<                                                                           11,748,450
          75,700   LOEWS CORPORATION - CAROLINA GROUP                                                                     5,849,339
          71,000   UST INCORPORATED                                                                                       3,813,410

                                                                                                                         21,411,199
                                                                                                                       ------------

TRANSPORTATION BY AIR - 0.97%
         148,500   UAL CORPORATION<<+                                                                                     6,027,615
                                                                                                                       ------------

TRANSPORTATION EQUIPMENT - 2.24%
         126,000   GOODRICH CORPORATION                                                                                   7,504,560
          35,100   MAGNA INTERNATIONAL INCORPORATED CLASS A                                                               3,193,749
          45,400   UNITED TECHNOLOGIES CORPORATION                                                                        3,220,222

                                                                                                                         13,918,531
                                                                                                                       ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                           VALUE
WHOLESALE TRADE NON-DURABLE GOODS - 0.51%
          52,900   MCKESSON CORPORATION                                                                                $  3,154,957
                                                                                                                       ------------

TOTAL COMMON STOCKS (COST $523,793,533)                                                                                 610,450,527
                                                                                                                       ------------

COLLATERAL FOR SECURITIES LENDING - 12.04%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.39%
       1,147,106   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                 1,147,107
       1,283,069   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                        1,283,069

                                                                                                                          2,430,176
                                                                                                                       ------------

PRINCIPAL                                                                              INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 11.65%
$        755,042   AMERICAN GENERAL FINANCE CORPORATION+/-                                 5.47%         08/16/2007         755,140
         508,545   AQUIFER FUNDING LIMITED++                                               5.29          07/03/2007         508,469
         409,681   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                      5.36          10/25/2007         409,722
         485,636   ATOMIUM FUNDING CORPORATION++                                           5.28          08/07/2007         483,091
       1,556,787   ATOMIUM FUNDING CORPORATION                                             5.29          08/15/2007       1,546,824
         409,681   BANCO SANTANDER TOTTA LOAN+/-++                                         5.32          07/16/2008         409,685
         819,362   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                   AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $819,733)               5.43          07/02/2007         819,362
       1,229,043   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $1,229,599)                              5.43          07/02/2007       1,229,043
         327,745   BNP PARIBAS+/-                                                          5.33          05/07/2008
         393,155   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED                                                   327,712
                   (MATURITY VALUE $393,331)                                               5.39          07/02/2007         393,155
         622,715   BUCKINGHAM III CDO LLC                                                  5.35          08/21/2007         618,182
         508,004   BUCKINGHAM III CDO LLC                                                  5.39          09/17/2007         502,310
         688,264   CAIRN HIGH GRADE FUNDING I LLC++                                        5.28          07/11/2007         687,362
         163,872   CEDAR SPRINGS CAPITAL COMPANY                                           5.26          07/10/2007         163,681
         333,677   CEDAR SPRINGS CAPITAL COMPANY                                           5.26          07/13/2007         333,143
         229,421   CEDAR SPRINGS CAPITAL COMPANY                                           5.34          07/20/2007         228,820
         196,647   CHARTA LLC                                                              5.28          07/12/2007         196,360
       1,638,724   CHARTA LLC                                                              5.45          07/03/2007       1,638,478
       1,065,170   CHEYNE FINANCE LLC+/-++                                                 5.31          02/25/2008       1,065,106
         409,681   CHEYNE FINANCE LLC SERIES MTN+/-++                                      5.32          07/16/2007         409,681
         163,872   CIT GROUP INCORPORATED+/-                                               5.43          12/19/2007         163,879
         175,098   CIT GROUP INCORPORATED+/-                                               5.59          09/20/2007         175,131
         180,669   CIT GROUP INCORPORATED+/-                                               5.59          11/23/2007         180,725
       4,460,664   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $4,462,683)                                             5.43          07/02/2007       4,460,664
         213,034   COBBLER FUNDING LIMITED++                                               5.28          07/25/2007         212,320
          81,936   COMERICA BANK+/-                                                        5.32          02/08/2008          81,726
       1,337,198   CORPORATE ASSET SECURITIZATION (AUSTRALIA) LIMITED++                    5.33          07/09/2007       1,335,834
         409,681   CULLINAN FINANCE CORPORATION+/-++                                       5.32          02/12/2008         409,611
         493,190   DEER VALLEY FUNDING LLC++                                               5.30          07/13/2007         492,401
         680,677   DEER VALLEY FUNDING LLC                                                 5.33          07/16/2007         679,288
         131,098   DEER VALLEY FUNDING LLC                                                 5.33          07/19/2007         130,773
         245,809   DEER VALLEY FUNDING LLC                                                 5.34          07/18/2007         245,236
         363,371   DEER VALLEY FUNDING LLC                                                 5.34          07/20/2007         362,419
         313,193   DEER VALLEY FUNDING LLC++                                               5.34          07/25/2007         312,144
         778,394   DEER VALLEY FUNDING LLC                                                 5.34          07/26/2007         775,669
         327,745   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $327,893)                                               5.43          07/02/2007         327,745
         819,362   ERASMUS CAPITAL CORPORATION++                                           5.32          07/19/2007         817,330
          85,853   FAIRWAY FINANCE CORPORATION++                                           5.31          07/10/2007          85,752
         655,489   FAIRWAY FINANCE CORPORATION++                                           5.42          07/09/2007         654,821
       5,669,721   FIRST BOSTON REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $5,672,287)                                             5.43          07/02/2007       5,669,721

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        106,878   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                        5.22%         07/06/2007    $    106,816
         321,878   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                        5.29          08/15/2007         319,818
         327,745   GEORGE STREET FINANCE LLC++                                             5.32          07/13/2007         327,220
         406,354   GEORGE STREET FINANCE LLC++                                             5.32          07/12/2007         405,761
         328,056   GEORGE STREET FINANCE LLC                                               5.33          07/18/2007         327,292
         487,356   GEORGE STREET FINANCE LLC                                               5.33          07/19/2007         486,148
         142,134   GOLDMAN SACHS GROUP INCORPORATED REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $142,198)                                5.37          07/02/2007         142,134
       1,638,724   GRAMPIAN FUNDING LLC                                                    5.42          07/12/2007       1,636,331
         581,075   HARRIER FINANCE FUNDING LLC++                                           5.28          07/13/2007         580,145
         409,681   HARRIER FINANCE FUNDING LLC+/-++                                        5.30          01/11/2008         409,714
         217,999   HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                        5.31          07/17/2007         217,522
         187,634   HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                        5.32          08/07/2007         186,651
         999,015   HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                        5.32          08/08/2007         993,630
         819,362   HUDSON-THAMES LLC+/-++                                                  5.33          06/16/2008         819,255
       1,065,170   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                           5.39          07/16/2008       1,065,170
         409,681   INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                              5.32          07/24/2008         409,718
          98,323   K2 (USA) LLC+/-++                                                       5.30          07/16/2007          98,324
         163,872   K2 (USA) LLC+/-++                                                       5.33          09/28/2007         163,872
       1,032,396   KEEL CAPITAL INCORPORATED++                                             5.33          07/11/2007       1,031,043
         734,918   KEEL CAPITAL INCORPORATED++                                             5.33          07/18/2007         733,206
         942,266   KESTREL FUNDING US LLC+/-++                                             5.29          02/25/2008         942,285
         110,499   KLIO III FUNDING CORPORATION++                                          5.27          07/13/2007         110,322
         491,617   KLIO III FUNDING CORPORATION++                                          5.27          07/20/2007         490,329
         294,970   KLIO III FUNDING CORPORATION++                                          5.27          07/23/2007         294,068
       1,005,177   KLIO III FUNDING CORPORATION++                                          5.28          07/24/2007       1,001,950
         294,970   LA FAYETTE ASSET SECURITIZATION CORPORATION++                           5.29          07/03/2007         294,926
         360,519   LA FAYETTE ASSET SECURITIZATION CORPORATION++                           5.31          07/11/2007         360,047
       2,048,404   LA FAYETTE ASSET SECURITIZATION CORPORATION                             5.32          07/30/2007       2,040,047
         792,569   LIBERTY HARBOUR CDO II LIMITED++                                        5.36          07/18/2007         790,722
       1,442,077   LIBERTY STREET FUNDING CORPORATION                                      5.33          07/16/2007       1,439,135
          49,162   LIQUID FUNDING LIMITED                                                  5.26          07/30/2007          48,961
       1,097,945   LIQUID FUNDING LIMITED+/-++                                             5.33          11/13/2007       1,097,945
       1,212,655   LIQUID FUNDING LIMITED+/-++                                             5.33          06/11/2008       1,212,352
         770,200   LIQUID FUNDING LIMITED                                                  5.34          07/09/2007         769,414
         345,771   METLIFE GLOBAL FUNDING I+/-++                                           5.42          10/05/2007         345,867
         409,681   MORGAN STANLEY+/-                                                       5.33          07/12/2007         409,681
         409,681   MORGAN STANLEY+/-                                                       5.45          08/07/2007         409,681
         601,575   MORGAN STANLEY+/-                                                       5.48          07/27/2007         601,605
       3,755,518   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $3,757,217)                                             5.43          07/02/2007       3,755,518
          75,791   MORGAN STANLEY SERIES EXL+/-                                            5.38          07/15/2008          75,798
          65,549   NATIONAL CITY BANK+/-                                                   5.43          09/04/2007          65,554
         469,740   NATIONWIDE BUILDING SOCIETY+/-++                                        5.48          07/20/2007         469,768
         819,362   NORTHERN ROCK PLC+/-++SS.                                               5.34          08/04/2008         819,599
         467,036   PREMIUM ASSET TRUST+/-++                                                5.48          12/21/2007         466,999
         409,681   PREMIUM ASSET TRUST SERIES 06-B+/-++                                    5.37          12/16/2007         409,681
         311,357   PYXIS MASTER TRUST SERIES 2007-3+/-++                                   5.37          11/27/2007         311,357
          66,286   RACERS TRUST SERIES 2004-6-MM+/-++                                      5.37          12/24/2007          66,302
         213,034   SAINT GERMAIN FUNDING++                                                 5.31          07/13/2007         212,693
         589,940   SEDNA FINANCE INCORPORATED+/-++                                         5.29          04/10/2008         589,887
         417,875   SHIPROCK FINANCE SERIES 2007-4A+/-++                                    5.39          04/11/2008         417,874
          65,549   SKANDINAVISKA ENSKILDA BANKEN AB                                        5.19          08/20/2007          65,082
         327,745   SLM CORPORATION+/-++                                                    5.32          05/12/2008         327,745
       1,964,830   SOLITAIRE FUNDING LLC++                                                 5.29          07/06/2007       1,963,690
         327,745   SOUTHERN COMPANY FUNDING CORPORATION                                    5.34          07/24/2007         326,693
         508,004   STANFIELD VICTORIA FUNDING LLC+/-++                                     5.35          04/03/2008         508,223
         819,362   STANFIELD VICTORIA FUNDING LLC+/-++                                     5.37          02/15/2008         819,689
         327,745   TANGO FINANCE CORPORATION                                               5.27          07/31/2007         326,358
         276,125   TASMAN FUNDING INCORPORATED                                             5.29          07/05/2007         276,003
          86,180   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                    5.43          07/06/2007          86,130
         312,750   TICONDEROGA FUNDING LLC++                                               5.31          07/09/2007         312,431

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        430,722   TIERRA ALTA FUNDING I LIMITED++                                         5.33%         07/19/2007    $    429,654
          94,735   TRAVELERS INSURANCE COMPANY+/-                                          5.39          02/08/2008          94,733
         409,681   UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                      5.33          07/14/2008         409,730
         409,681   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++SS.                   5.34          08/08/2008         409,771
         383,461   VERSAILLES CDS LLC++                                                    5.33          07/26/2007         382,119
         327,745   VERSAILLES CDS LLC++                                                    5.38          07/31/2007         326,358
         655,489   WESTPAC SECURITIES (NEW ZEALAND) LIMITED                                5.28          07/27/2007         653,097
         376,300   WHISTLEJACKET CAPITAL LIMITED                                           5.26          07/12/2007         375,751
         322,960   WHISTLEJACKET CAPITAL LIMITED                                           5.34          07/23/2007         321,971
         819,362   WHITE PINE FINANCE LLC+/-++                                             5.32          02/22/2008         819,690
         802,598   WORLD OMNI VEHICLE LEASING++                                            5.35          07/10/2007         801,659
       1,353,504   ZELA FINANCE CORPORATION                                                5.31          07/13/2007       1,351,338

                                                                                                                         72,466,567
                                                                                                                       ------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $74,896,743)                                                               74,896,743
                                                                                                                       ------------

SHARES
SHORT-TERM INVESTMENTS - 1.88%
      11,732,574   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                          11,732,574
                                                                                                                       ------------

TOTAL SHORT-TERM INVESTMENTS (COST $11,732,574)                                                                          11,732,574
                                                                                                                       ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $610,422,850)*                                     112.03%                                                       $697,079,844

OTHER ASSETS AND LIABILITIES, NET                        (12.03)                                                        (74,841,433)
                                                         ------                                                        ------------

TOTAL NET ASSETS                                         100.00%                                                       $622,238,411
                                                         ------                                                        ------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+     NON-INCOME EARNING SECURITIES.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $11,732,574.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 98.77%

AMUSEMENT & RECREATION SERVICES - 0.21%
         38,774    HARRAH'S ENTERTAINMENT INCORPORATED                                                              $      3,305,871
         69,049    INTERNATIONAL GAME TECHNOLOGY                                                                           2,741,245

                                                                                                                           6,047,116
                                                                                                                    ----------------
APPAREL & ACCESSORY STORES - 0.45%
         18,329    ABERCROMBIE & FITCH COMPANY CLASS A                                                                     1,337,650
        110,118    GAP INCORPORATED                                                                                        2,103,254
         67,010    KOHL'S CORPORATION+                                                                                     4,759,720
         71,081    LIMITED BRANDS INCORPORATED<<                                                                           1,951,173
         46,620    NORDSTROM INCORPORATED                                                                                  2,383,214

                                                                                                                          12,535,011
                                                                                                                    ----------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.16%
         22,618    JONES APPAREL GROUP INCORPORATED                                                                          638,959
         21,711    LIZ CLAIBORNE INCORPORATED                                                                                809,820
         12,727    POLO RALPH LAUREN CORPORATION                                                                           1,248,646
         18,505    VF CORPORATION                                                                                          1,694,688

                                                                                                                           4,392,113
                                                                                                                    ----------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.07%
         31,381    AUTONATION INCORPORATED+<<                                                                                704,190
          9,922    AUTOZONE INCORPORATED+                                                                                  1,355,544

                                                                                                                           2,059,734
                                                                                                                    ----------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.02%
         12,700    RYDER SYSTEM INCORPORATED                                                                                 683,260
                                                                                                                    ----------------
BIOPHARMACEUTICALS - 0.55%
         78,905    CELGENE CORPORATION+<<                                                                                  4,523,624
         54,596    GENZYME CORPORATION+                                                                                    3,515,982
        193,961    GILEAD SCIENCES INCORPORATED+                                                                           7,519,868

                                                                                                                          15,559,474
                                                                                                                    ----------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.17%
         24,808    CENTEX CORPORATION                                                                                        994,801
         56,759    D.R. HORTON INCORPORATED<<                                                                              1,131,207
         15,956    KB HOME<<                                                                                                 628,188
         28,919    LENNAR CORPORATION CLASS A<<                                                                            1,057,279
         44,127    PULTE HOMES INCORPORATED                                                                                  990,651

                                                                                                                           4,802,126
                                                                                                                    ----------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.97%
        410,037    HOME DEPOT INCORPORATED                                                                                16,134,956
        312,602    LOWE'S COMPANIES INCORPORATED                                                                           9,593,755
         22,736    SHERWIN-WILLIAMS COMPANY                                                                                1,511,262

                                                                                                                          27,239,973
                                                                                                                    ----------------
BUSINESS SERVICES - 7.39%
        122,131    ADOBE SYSTEMS INCORPORATED+                                                                             4,903,560
         20,597    AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                      1,168,262
         48,021    AUTODESK INCORPORATED+                                                                                  2,260,829
        114,909    AUTOMATIC DATA PROCESSING INCORPORATED                                                                  5,569,639

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
BUSINESS SERVICES (continued)
         42,364    BMC SOFTWARE INCORPORATED+                                                                       $      1,283,629
         85,437    CA INCORPORATED                                                                                         2,206,838
      1,261,024    CISCO SYSTEMS INCORPORATED+                                                                            35,119,518
         37,508    CITRIX SYSTEMS INCORPORATED+                                                                            1,262,894
         29,858    COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                     2,242,037
         35,977    COMPUTER SCIENCES CORPORATION+                                                                          2,128,040
         62,550    COMPUWARE CORPORATION+                                                                                    741,843
         28,435    CONVERGYS CORPORATION+                                                                                    689,264
        235,118    EBAY INCORPORATED+                                                                                      7,566,097
         64,397    ELECTRONIC ARTS INCORPORATED+                                                                           3,047,266
        105,692    ELECTRONIC DATA SYSTEMS CORPORATION                                                                     2,930,839
         30,214    EQUIFAX INCORPORATED<<                                                                                  1,342,106
         33,978    FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED<<                                                   1,844,326
        156,694    FIRST DATA CORPORATION                                                                                  5,119,193
         34,933    FISERV INCORPORATED+                                                                                    1,984,194
         45,296    GOOGLE INCORPORATED CLASS A+                                                                           23,707,020
         40,759    IMS HEALTH INCORPORATED                                                                                 1,309,587
         97,389    INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                          1,110,235
         71,152    INTUIT INCORPORATED+<<                                                                                  2,140,252
        117,622    JUNIPER NETWORKS INCORPORATED+<<                                                                        2,960,546
      1,748,617    MICROSOFT CORPORATION                                                                                  51,531,743
         27,124    MONSTER WORLDWIDE INCORPORATED+                                                                         1,114,796
         37,365    NCR CORPORATION+                                                                                        1,963,157
         72,341    NOVELL INCORPORATED+                                                                                      563,536
         68,708    OMNICOM GROUP INCORPORATED                                                                              3,636,027
        822,189    ORACLE CORPORATION+                                                                                    16,205,349
         34,531    ROBERT HALF INTERNATIONAL INCORPORATED                                                                  1,260,382
        741,554    SUN MICROSYSTEMS INCORPORATED+<<                                                                        3,900,574
        187,145    SYMANTEC CORPORATION+<<                                                                                 3,780,329
         72,229    UNISYS CORPORATION+                                                                                       660,173
         50,916    VERISIGN INCORPORATED+                                                                                  1,615,565
        251,211    YAHOO! INCORPORATED+<<                                                                                  6,815,354

                                                                                                                         207,684,999
                                                                                                                    ----------------

CHEMICALS & ALLIED PRODUCTS - 10.16%
        319,939    ABBOTT LABORATORIES                                                                                    17,132,733
         44,991    AIR PRODUCTS & CHEMICALS INCORPORATED                                                                   3,615,927
        240,863    AMGEN INCORPORATED+                                                                                    13,317,315
         19,032    AVERY DENNISON CORPORATION                                                                              1,265,247
         91,152    AVON PRODUCTS INCORPORATED                                                                              3,349,836
         22,795    BARR PHARMACEUTICALS INCORPORATED+<<                                                                    1,144,993
         59,348    BIOGEN IDEC INCORPORATED+                                                                               3,175,118
        408,775    BRISTOL-MYERS SQUIBB COMPANY                                                                           12,900,939
         31,521    CLOROX COMPANY                                                                                          1,957,454
        106,239    COLGATE-PALMOLIVE COMPANY                                                                               6,889,599
        197,992    DOW CHEMICAL COMPANY                                                                                    8,755,206
        191,850    E.I. DU PONT DE NEMOURS & COMPANY<<                                                                     9,753,654
         17,473    EASTMAN CHEMICAL COMPANY                                                                                1,124,038
         36,403    ECOLAB INCORPORATED                                                                                     1,554,408
        204,924    ELI LILLY & COMPANY<<                                                                                  11,451,153
         24,505    ESTEE LAUDER COMPANIES INCORPORATED CLASS A<<                                                           1,115,223
         66,020    FOREST LABORATORIES INCORPORATED+                                                                       3,013,813
         32,362    HOSPIRA INCORPORATED+                                                                                   1,263,412
         16,128    INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                           840,914
        601,627    JOHNSON & JOHNSON                                                                                      37,072,256
         50,609    KING PHARMACEUTICALS INCORPORATED+<<                                                                    1,035,460
        450,151    MERCK & COMPANY INCORPORATED                                                                           22,417,520
        112,888    MONSANTO COMPANY                                                                                        7,624,456
         51,596    MYLAN LABORATORIES INCORPORATED+                                                                          938,531
      1,457,722    PFIZER INCORPORATED                                                                                    37,273,952
         34,099    PPG INDUSTRIES INCORPORATED                                                                             2,595,275
         66,195    PRAXAIR INCORPORATED                                                                                    4,765,378

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
        654,044    PROCTER & GAMBLE COMPANY                                                                         $     40,020,952
         29,562    ROHM & HAAS COMPANY                                                                                     1,616,450
        309,352    SCHERING-PLOUGH CORPORATION                                                                             9,416,675
         27,274    SIGMA-ALDRICH CORPORATION<<                                                                             1,163,782
        279,395    WYETH                                                                                                  16,020,509

                                                                                                                         285,582,178
                                                                                                                    ----------------
COAL MINING - 0.16%
         37,821    CONSOL ENERGY INCORPORATED                                                                              1,743,926
         55,035    PEABODY ENERGY CORPORATION                                                                              2,662,593

                                                                                                                           4,406,519
                                                                                                                    ----------------
COMMUNICATIONS - 4.69%
         71,757    ALLTEL CORPORATION                                                                                      4,847,185
      1,280,612    AT&T INCORPORATED                                                                                      53,145,398
         93,437    AVAYA INCORPORATED+                                                                                     1,573,479
         22,748    CENTURYTEL INCORPORATED<<                                                                               1,115,789
        103,098    CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                               3,899,171
        646,384    COMCAST CORPORATION CLASS A+<<                                                                         18,176,318
        160,137    DIRECTV GROUP INCORPORATED+                                                                             3,700,766
         31,376    EMBARQ CORPORATION                                                                                      1,988,297
         45,383    IAC/INTERACTIVECORP+<<                                                                                  1,570,706
        322,631    QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+<<                                                      3,129,521
        601,019    SPRINT NEXTEL CORPORATION<<                                                                            12,447,103
        603,040    VERIZON COMMUNICATIONS INCORPORATED                                                                    24,827,157
         99,020    WINDSTREAM CORPORATION                                                                                  1,461,535

                                                                                                                         131,882,425
                                                                                                                    ----------------
DEPOSITORY INSTITUTIONS - 9.59%
        921,743    BANK OF AMERICA CORPORATION                                                                            45,064,015
        157,016    BANK OF NEW YORK MELLON CORPORATION                                                                     6,506,743
        112,692    BB&T CORPORATION                                                                                        4,584,311
      1,027,395    CITIGROUP INCORPORATED                                                                                 52,695,090
         32,390    COMERICA INCORPORATED                                                                                   1,926,233
         39,748    COMMERCE BANCORP INCORPORATED                                                                           1,470,279
         27,356    COMPASS BANCSHARES INCORPORATED                                                                         1,887,017
        114,253    FIFTH THIRD BANCORP                                                                                     4,543,842
         26,118    FIRST HORIZON NATIONAL CORPORATION<<                                                                    1,018,602
        100,638    HUDSON CITY BANCORP INCORPORATED                                                                        1,229,796
         75,881    HUNTINGTON BANCSHARES INCORPORATED<<                                                                    1,725,534
        709,541    JPMORGAN CHASE & COMPANY                                                                               34,377,261
         81,481    KEYCORP                                                                                                 2,797,243
         15,737    M&T BANK CORPORATION                                                                                    1,682,285
         53,817    MARSHALL & ILSLEY CORPORATION                                                                           2,563,304
         86,473    MELLON FINANCIAL CORPORATION<<                                                                          3,804,812
        119,588    NATIONAL CITY CORPORATION                                                                               3,984,672
         39,191    NORTHERN TRUST CORPORATION                                                                              2,517,630
         71,641    PNC FINANCIAL SERVICES GROUP                                                                            5,128,063
        146,371    REGIONS FINANCIAL CORPORATION<<                                                                         4,844,880
         75,003    SOVEREIGN BANCORP INCORPORATED                                                                          1,585,569
         81,860    STATE STREET CORPORATION                                                                                5,599,224
         74,072    SUNTRUST BANKS INCORPORATED<<                                                                           6,350,933
         67,914    SYNOVUS FINANCIAL CORPORATION                                                                           2,084,960
        361,140    US BANCORP                                                                                             11,899,563
        397,411    WACHOVIA CORPORATION<<                                                                                 20,367,314
        184,657    WASHINGTON MUTUAL INCORPORATED<<                                                                        7,873,774
        693,679    WELLS FARGO & COMPANY<<##                                                                              24,396,690
        160,484    WESTERN UNION COMPANY                                                                                   3,342,882

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
DEPOSITORY INSTITUTIONS (continued)
         22,846    ZIONS BANCORPORATION                                                                             $      1,757,086

                                                                                                                         269,609,607
                                                                                                                    ----------------
E-COMMERCE/SERVICES - 0.16%
         64,597    AMAZON.COM INCORPORATED+<<                                                                              4,419,081
                                                                                                                    ----------------
EATING & DRINKING PLACES - 0.64%
         29,365    DARDEN RESTAURANTS INCORPORATED                                                                         1,291,766
        247,973    MCDONALD'S CORPORATION                                                                                 12,587,109
         18,122    WENDY'S INTERNATIONAL INCORPORATED<<                                                                      665,984
        108,796    YUM! BRANDS INCORPORATED                                                                                3,559,805

                                                                                                                          18,104,664
                                                                                                                    ----------------
EDUCATIONAL SERVICES - 0.06%
         29,067    APOLLO GROUP INCORPORATED CLASS A+                                                                      1,698,385
                                                                                                                    ----------------
ELECTRIC, GAS & SANITARY SERVICES - 3.89%
        138,659    AES CORPORATION+                                                                                        3,033,859
         34,418    ALLEGHENY ENERGY INCORPORATED+                                                                          1,780,787
         53,024    ALLIED WASTE INDUSTRIES INCORPORATED+                                                                     713,703
         42,841    AMEREN CORPORATION<<                                                                                    2,099,637
         82,825    AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                            3,730,438
         66,629    CENTERPOINT ENERGY INCORPORATED<<                                                                       1,159,345
         71,121    CITIZENS COMMUNICATIONS COMPANY                                                                         1,086,018
         46,629    CMS ENERGY CORPORATION                                                                                    802,019
         56,187    CONSOLIDATED EDISON INCORPORATED                                                                        2,535,157
         37,527    CONSTELLATION ENERGY GROUP INCORPORATED                                                                 3,271,229
         72,762    DOMINION RESOURCES INCORPORATED                                                                         6,280,088
         36,569    DTE ENERGY COMPANY                                                                                      1,763,357
        261,595    DUKE ENERGY CORPORATION<<                                                                               4,787,189
         83,557    DYNEGY INCORPORATED CLASS A+                                                                              788,778
         67,672    EDISON INTERNATIONAL                                                                                    3,797,753
        145,442    EL PASO CORPORATION<<                                                                                   2,505,966
         40,972    ENTERGY CORPORATION<<                                                                                   4,398,344
        139,712    EXELON CORPORATION                                                                                     10,143,091
         63,315    FIRSTENERGY CORPORATION                                                                                 4,098,380
         84,414    FPL GROUP INCORPORATED<<                                                                                4,789,650
         15,719    INTEGRYS ENERGY GROUP INCORPORATED                                                                        797,425
         36,506    KEYSPAN CORPORATION                                                                                     1,532,522
          9,351    NICOR INCORPORATED                                                                                        401,345
         56,924    NISOURCE INCORPORATED                                                                                   1,178,896
         73,007    PG&E CORPORATION                                                                                        3,307,217
         20,819    PINNACLE WEST CAPITAL CORPORATION                                                                         829,637
         79,985    PPL CORPORATION                                                                                         3,742,498
         52,798    PROGRESS ENERGY INCORPORATED                                                                            2,407,061
         52,501    PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                            4,608,538
         35,902    QUESTAR CORPORATION                                                                                     1,897,421
         54,794    SEMPRA ENERGY                                                                                           3,245,449
        131,233    SPECTRA ENERGY CORPORATION                                                                              3,406,809
         43,532    TECO ENERGY INCORPORATED                                                                                  747,880
        156,153    THE SOUTHERN COMPANY                                                                                    5,354,486
         95,367    TXU CORPORATION<<                                                                                       6,418,199
        107,473    WASTE MANAGEMENT INCORPORATED                                                                           4,196,801
         84,933    XCEL ENERGY INCORPORATED                                                                                1,738,579

                                                                                                                         109,375,551
                                                                                                                    ----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.04%
        114,328    ADVANCED MICRO DEVICES INCORPORATED+<<                                                                  1,634,890
         73,748    ALTERA CORPORATION                                                                                      1,632,043

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
         67,939    ANALOG DEVICES INCORPORATED                                                                      $      2,557,224
         96,636    BROADCOM CORPORATION CLASS A+                                                                           2,826,603
         17,735    CIENA CORPORATION+<<                                                                                      640,766
         38,018    COOPER INDUSTRIES LIMITED CLASS A                                                                       2,170,448
        165,179    EMERSON ELECTRIC COMPANY                                                                                7,730,377
      2,136,892    GENERAL ELECTRIC COMPANY                                                                               81,800,226
         13,531    HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                            1,580,421
         37,224    JABIL CIRCUIT INCORPORATED                                                                                821,534
         43,864    JDS UNIPHASE CORPORATION+<<                                                                               589,094
         39,800    KLA-TENCOR CORPORATION<<                                                                                2,187,010
         25,949    L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                2,527,173
         52,721    LINEAR TECHNOLOGY CORPORATION<<                                                                         1,907,446
        160,003    LSI LOGIC CORPORATION+<<                                                                                1,201,623
         66,608    MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                  2,225,373
         46,606    MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                 2,848,559
        157,098    MICRON TECHNOLOGY INCORPORATED+<<                                                                       1,968,438
         29,501    MOLEX INCORPORATED                                                                                        885,325
        480,755    MOTOROLA INCORPORATED<<                                                                                 8,509,364
         57,952    NATIONAL SEMICONDUCTOR CORPORATION                                                                      1,638,303
         77,070    NETWORK APPLIANCE INCORPORATED+                                                                         2,250,444
         26,245    NOVELLUS SYSTEMS INCORPORATED+                                                                            744,571
         75,378    NVIDIA CORPORATION+                                                                                     3,113,865
         33,036    QLOGIC CORPORATION+                                                                                       550,049
        346,194    QUALCOMM INCORPORATED                                                                                  15,021,358
         34,758    ROCKWELL COLLINS INCORPORATED                                                                           2,455,305
         90,926    TELLABS INCORPORATED+                                                                                     978,364
        297,787    TEXAS INSTRUMENTS INCORPORATED                                                                         11,205,725
         16,391    WHIRLPOOL CORPORATION                                                                                   1,822,679
         61,871    XILINX INCORPORATED<<                                                                                   1,656,287

                                                                                                                         169,680,887
                                                                                                                    ----------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.28%
         18,315    FLUOR CORPORATION                                                                                       2,039,742
         47,770    MOODY'S CORPORATION                                                                                     2,971,294
         70,602    PAYCHEX INCORPORATED                                                                                    2,761,950

                                                                                                                           7,772,986
                                                                                                                    ----------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.32%
         21,205    BALL CORPORATION                                                                                        1,127,470
         31,728    FORTUNE BRANDS INCORPORATED<<                                                                           2,613,435
         85,568    ILLINOIS TOOL WORKS INCORPORATED                                                                        4,636,930
         12,041    SNAP-ON INCORPORATED                                                                                      608,191

                                                                                                                           8,986,026
                                                                                                                    ----------------
FINANCIAL SERVICES - 0.04%
         38,510    JANUS CAPITAL GROUP INCORPORATED<<                                                                      1,072,118
                                                                                                                    ----------------
FOOD & KINDRED PRODUCTS - 3.44%
        157,813    ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                   8,231,526
        135,574    ARCHER DANIELS MIDLAND COMPANY                                                                          4,486,144
         45,065    CAMPBELL SOUP COMPANY                                                                                   1,748,973
         57,938    COCA-COLA ENTERPRISES INCORPORATED                                                                      1,390,512
        103,455    CONAGRA FOODS INCORPORATED<<                                                                            2,778,801
         40,126    CONSTELLATION BRANDS INCORPORATED CLASS A+<<                                                              974,259
         71,941    GENERAL MILLS INCORPORATED                                                                              4,202,793
         67,472    H.J. HEINZ COMPANY                                                                                      3,202,896
         24,216    HERCULES INCORPORATED<<                                                                                   475,844
         52,029    KELLOGG COMPANY                                                                                         2,694,582
        333,180    KRAFT FOODS INCORPORATED CLASS A                                                                       11,744,595

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
FOOD & KINDRED PRODUCTS (continued)
         27,040    MCCORMICK & COMPANY INCORPORATED                                                                 $      1,032,387
          9,834    MOLSON COORS BREWING COMPANY                                                                              909,252
         27,325    PEPSI BOTTLING GROUP INCORPORATED                                                                         920,306
        338,334    PEPSICO INCORPORATED                                                                                   21,940,960
        152,575    SARA LEE CORPORATION                                                                                    2,654,805
        417,399    THE COCA-COLA COMPANY                                                                                  21,834,142
         35,606    THE HERSHEY COMPANY                                                                                     1,802,376
         52,507    TYSON FOODS INCORPORATED CLASS A                                                                        1,209,761
         44,782    WM. WRIGLEY JR. COMPANY                                                                                 2,476,892

                                                                                                                          96,711,806
                                                                                                                    ----------------
FOOD STORES - 0.44%
        147,046    KROGER COMPANY                                                                                          4,136,404
         91,722    SAFEWAY INCORPORATED                                                                                    3,121,300
        153,862    STARBUCKS CORPORATION+                                                                                  4,037,339
         29,362    WHOLE FOODS MARKET INCORPORATED<<                                                                       1,124,565

                                                                                                                          12,419,608
                                                                                                                    ----------------
FORESTRY - 0.13%
         44,845    WEYERHAEUSER COMPANY                                                                                    3,539,616
                                                                                                                    ----------------
FURNITURE & FIXTURES - 0.17%
         36,793    LEGGETT & PLATT INCORPORATED                                                                              811,286
         78,449    MASCO CORPORATION                                                                                       2,233,443
         57,928    NEWELL RUBBERMAID INCORPORATED                                                                          1,704,821

                                                                                                                           4,749,550
                                                                                                                    ----------------

GENERAL MERCHANDISE STORES - 1.83%
         22,742    BIG LOTS INCORPORATED+<<                                                                                  669,070
         65,401    DOLLAR GENERAL CORPORATION                                                                              1,433,590
         31,323    FAMILY DOLLAR STORES INCORPORATED                                                                       1,075,005
         46,729    JC PENNEY COMPANY INCORPORATED                                                                          3,382,245
         95,464    MACY'S INCORPORATED                                                                                     3,797,558
         17,103    SEARS HOLDINGS CORPORATION+                                                                             2,898,959
        176,857    TARGET CORPORATION                                                                                     11,248,105
         94,478    TJX COMPANIES INCORPORATED<<                                                                            2,598,145
        503,512    WAL-MART STORES INCORPORATED                                                                           24,223,962

                                                                                                                          51,326,639
                                                                                                                    ----------------
HEALTH SERVICES - 0.35%
         79,892    CARDINAL HEALTH INCORPORATED                                                                            5,643,571
         24,426    LABORATORY CORPORATION OF AMERICA HOLDINGS+<<                                                           1,911,579
         15,197    MANOR CARE INCORPORATED<<                                                                                 992,212
         98,248    TENET HEALTHCARE CORPORATION+<<                                                                           639,594
         21,295    WATSON PHARMACEUTICALS INCORPORATED+                                                                      692,726

                                                                                                                           9,879,682
                                                                                                                    ----------------
HOLDING & OTHER INVESTMENT OFFICES - 1.18%
         20,179    APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A<<                                                     1,017,425
         46,300    ARCHSTONE-SMITH TRUST<<                                                                                 2,736,793
         16,542    AVALONBAY COMMUNITIES INCORPORATED                                                                      1,966,513
         24,717    BOSTON PROPERTIES INCORPORATED                                                                          2,524,347
         25,952    DEVELOPERS DIVERSIFIED REALTY CORPORATION                                                               1,367,930
         60,389    EQUITY RESIDENTIAL<<                                                                                    2,755,550
         50,905    GENERAL GROWTH PROPERTIES INCORPORATED                                                                  2,695,420
        108,432    HOST HOTELS & RESORTS INCORPORATED                                                                      2,506,948

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
HOLDING & OTHER INVESTMENT OFFICES (continued)
         47,109    KIMCO REALTY CORPORATION                                                                         $      1,793,440
         36,713    PLUM CREEK TIMBER COMPANY                                                                               1,529,464
         53,296    PROLOGIS                                                                                                3,032,542
         25,495    PUBLIC STORAGE INCORPORATED<<                                                                           1,958,526
         46,398    SIMON PROPERTY GROUP INCORPORATED<<                                                                     4,316,870
         27,126    VORNADO REALTY TRUST<<                                                                                  2,979,520

                                                                                                                          33,181,288
                                                                                                                    ----------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.23%
         56,888    BED BATH & BEYOND INCORPORATED+                                                                         2,047,399
         84,082    BEST BUY COMPANY INCORPORATED                                                                           3,924,107
         28,725    CIRCUIT CITY STORES INCORPORATED                                                                          433,173

                                                                                                                           6,404,679
                                                                                                                    ----------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.36%
         80,953    HILTON HOTELS CORPORATION<<                                                                             2,709,497
         68,208    MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                             2,949,314
         44,677    STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                        2,996,486
         37,865    WYNDHAM WORLDWIDE CORPORATION+                                                                          1,372,985

                                                                                                                          10,028,282
                                                                                                                    ----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 7.09%
        149,589    3M COMPANY                                                                                             12,982,829
         36,525    AMERICAN STANDARD COMPANIES INCORPORATED                                                                2,154,245
        179,653    APPLE INCORPORATED+                                                                                    21,924,852
        287,040    APPLIED MATERIALS INCORPORATED                                                                          5,703,485
         66,534    BAKER HUGHES INCORPORATED<<                                                                             5,597,505
         13,701    BLACK & DECKER CORPORATION                                                                              1,209,935
        133,012    CATERPILLAR INCORPORATED<<                                                                             10,414,840
         21,657    CUMMINS INCORPORATED                                                                                    2,191,905
         46,729    DEERE & COMPANY                                                                                         5,642,059
        471,823    DELL INCORPORATED+<<                                                                                   13,470,547
         42,457    DOVER CORPORATION                                                                                       2,171,676
         30,428    EATON CORPORATION                                                                                       2,829,804
        435,857    EMC CORPORATION                                                                                         7,889,012
        543,954    HEWLETT-PACKARD COMPANY                                                                                24,271,227
         62,649    INGERSOLL-RAND COMPANY LIMITED CLASS A<<                                                                3,434,418
      1,206,761    INTEL CORPORATION                                                                                      28,672,641
        283,729    INTERNATIONAL BUSINESS MACHINES CORPORATION<<                                                          29,862,477
         19,641    LEXMARK INTERNATIONAL INCORPORATED+<<                                                                     968,498
         36,891    NATIONAL OILWELL VARCO INCORPORATED+                                                                    3,845,518
         25,464    PALL CORPORATION                                                                                        1,171,089
         24,057    PARKER HANNIFIN CORPORATION                                                                             2,355,421
         45,620    PITNEY BOWES INCORPORATED                                                                               2,135,928
         47,400    SANDISK CORPORATION+<<                                                                                  2,319,756
         41,639    SMITH INTERNATIONAL INCORPORATED                                                                        2,441,711
        187,773    SOLECTRON CORPORATION+                                                                                    691,005
         17,318    STANLEY WORKS<<                                                                                         1,051,203
         21,414    TEREX CORPORATION+<<                                                                                    1,740,958

                                                                                                                         199,144,544
                                                                                                                    ----------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.36%
         60,984    AON CORPORATION                                                                                         2,598,528
         34,901    HUMANA INCORPORATED+<<                                                                                  2,125,820
        115,362    MARSH & MCLENNAN COMPANIES INCORPORATED                                                                 3,562,379

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
INSURANCE AGENTS, BROKERS & SERVICE (continued)
         71,201    UNUMPROVIDENT CORPORATION<<                                                                      $      1,859,058

                                                                                                                          10,145,785
                                                                                                                    ----------------
INSURANCE CARRIERS - 5.60%
         67,619    ACE LIMITED                                                                                             4,227,540
        107,258    AETNA INCORPORATED                                                                                      5,298,545
        101,596    AFLAC INCORPORATED<<                                                                                    5,222,034
        126,161    ALLSTATE CORPORATION                                                                                    7,760,163
         21,170    AMBAC FINANCIAL GROUP INCORPORATED                                                                      1,845,812
        538,833    AMERICAN INTERNATIONAL GROUP INCORPORATED                                                              37,734,475
         20,610    ASSURANT INCORPORATED                                                                                   1,214,341
         83,389    CHUBB CORPORATION                                                                                       4,514,680
         59,776    CIGNA CORPORATION                                                                                       3,121,503
         35,659    CINCINNATI FINANCIAL CORPORATION                                                                        1,547,601
         86,889    GENWORTH FINANCIAL INCORPORATED                                                                         2,988,982
         65,772    HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                          6,479,200
         56,240    LINCOLN NATIONAL CORPORATION                                                                            3,990,228
         92,580    LOEWS CORPORATION                                                                                       4,719,728
         27,167    MBIA INCORPORATED<<                                                                                     1,690,331
        154,034    METLIFE INCORPORATED<<                                                                                  9,932,112
         17,253    MGIC INVESTMENT CORPORATION                                                                               981,006
         55,621    PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                  3,242,148
        152,916    PROGRESSIVE CORPORATION                                                                                 3,659,280
         97,121    PRUDENTIAL FINANCIAL INCORPORATED                                                                       9,443,075
         22,054    SAFECO CORPORATION                                                                                      1,373,082
        137,915    THE TRAVELERS COMPANIES INCORPORATED                                                                    7,378,453
         19,836    TORCHMARK CORPORATION                                                                                   1,329,012
        278,333    UNITEDHEALTH GROUP INCORPORATED                                                                        14,233,950
        127,458    WELLPOINT INCORPORATED+                                                                                10,174,972
         38,621    XL CAPITAL LIMITED CLASS A<<                                                                            3,255,364

                                                                                                                         157,357,617
                                                                                                                    ----------------
LEATHER & LEATHER PRODUCTS - 0.13%
         77,086    COACH INCORPORATED+<<                                                                                   3,653,106
                                                                                                                    ----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.33%
         82,242    AGILENT TECHNOLOGIES INCORPORATED+                                                                      3,161,382
         38,124    APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                            1,164,307
         11,286    BAUSCH & LOMB INCORPORATED<<                                                                              783,700
         50,884    BECTON DICKINSON & COMPANY                                                                              3,790,858
        246,453    BOSTON SCIENTIFIC CORPORATION+                                                                          3,780,593
         21,449    C.R. BARD INCORPORATED                                                                                  1,772,331
         49,451    DANAHER CORPORATION                                                                                     3,733,551
         59,754    EASTMAN KODAK COMPANY<<                                                                                 1,662,954
         11,211    MILLIPORE CORPORATION+<<                                                                                  841,834
         24,874    PERKINELMER INCORPORATED                                                                                  648,216
         32,818    QUEST DIAGNOSTICS INCORPORATED                                                                          1,695,050
         92,190    RAYTHEON COMPANY                                                                                        4,968,119
         32,766    ROCKWELL AUTOMATION INCORPORATED                                                                        2,275,271
         16,972    TEKTRONIX INCORPORATED                                                                                    572,635
         39,405    TERADYNE INCORPORATED+                                                                                    692,740
         87,636    THERMO FISHER SCIENTIFIC INCORPORATED+                                                                  4,532,534
         20,957    WATERS CORPORATION+                                                                                     1,244,008

                                                                                                                          37,320,083
                                                                                                                    ----------------
MEDICAL EQUIPMENT & SUPPLIES - 0.58%
        239,184    MEDTRONIC INCORPORATED                                                                                 12,404,082
         70,270    ST. JUDE MEDICAL INCORPORATED+                                                                          2,915,502

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
MEDICAL EQUIPMENT & SUPPLIES (continued)
         26,475    VARIAN MEDICAL SYSTEMS INCORPORATED+                                                             $      1,125,452

                                                                                                                          16,445,036
                                                                                                                    ----------------
MEDICAL MANAGEMENT SERVICES - 0.33%
         32,471    COVENTRY HEALTH CARE INCORPORATED+<<                                                                    1,871,953
         56,584    EXPRESS SCRIPTS INCORPORATED+<<                                                                         2,829,766
         58,185    MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                    4,537,848

                                                                                                                           9,239,567
                                                                                                                    ----------------
MEDICAL PRODUCTS - 0.77%
         63,871    ALLERGAN INCORPORATED                                                                                   3,681,524
        135,322    BAXTER INTERNATIONAL INCORPORATED                                                                       7,624,041
         50,989    BIOMET INCORPORATED                                                                                     2,331,217
         62,026    STRYKER CORPORATION<<                                                                                   3,913,220
         49,179    ZIMMER HOLDINGS INCORPORATED+<<                                                                         4,174,805

                                                                                                                          21,724,807
                                                                                                                    ----------------
METAL MINING - 0.36%
         77,975    FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                     6,457,890
         93,695    NEWMONT MINING CORPORATION                                                                              3,659,727

                                                                                                                          10,117,617
                                                                                                                    ----------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.08%
         19,792    VULCAN MATERIALS COMPANY<<                                                                              2,266,976
                                                                                                                    ----------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.66%
         33,102    HASBRO INCORPORATED<<                                                                                   1,039,734
         81,698    MATTEL INCORPORATED                                                                                     2,066,142
         28,401    TIFFANY & COMPANY                                                                                       1,506,957
        411,764    TYCO INTERNATIONAL LIMITED                                                                             13,913,506

                                                                                                                          18,526,339
                                                                                                                    ----------------
MISCELLANEOUS RETAIL - 1.19%
         92,770    COSTCO WHOLESALE CORPORATION                                                                            5,428,900
        320,588    CVS CAREMARK CORPORATION                                                                               11,685,433
         12,650    DILLARD'S INCORPORATED CLASS A                                                                            454,515
         57,427    OFFICE DEPOT INCORPORATED+                                                                              1,740,038
         15,649    OFFICEMAX INCORPORATED                                                                                    615,006
         28,156    RADIOSHACK CORPORATION<<                                                                                  933,090
        148,555    STAPLES INCORPORATED                                                                                    3,525,210
        207,876    WALGREEN COMPANY<<                                                                                      9,050,921

                                                                                                                          33,433,113
                                                                                                                    ----------------
MOTION PICTURES - 1.45%
        483,785    NEWS CORPORATION CLASS A                                                                               10,261,080
        786,257    TIME WARNER INCORPORATED<<                                                                             16,542,847
        411,592    WALT DISNEY COMPANY                                                                                    14,051,751

                                                                                                                          40,855,678
                                                                                                                    ----------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.82%
         63,931    FEDEX CORPORATION                                                                                       7,094,423

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING (continued)

        219,967    UNITED PARCEL SERVICE INCORPORATED CLASS B                                                       $    16,057,591

                                                                                                                         23,152,014
                                                                                                                    ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 1.96%
        246,880    AMERICAN EXPRESS COMPANY                                                                              15,104,118
         85,830    CAPITAL ONE FINANCIAL CORPORATION<<                                                                    6,732,505
         39,834    CIT GROUP INCORPORATED                                                                                 2,184,098
        123,250    COUNTRYWIDE FINANCIAL CORPORATION<<                                                                    4,480,138
        202,105    FANNIE MAE                                                                                            13,203,520
        137,404    FREDDIE MAC                                                                                            8,340,423
         85,452    SLM CORPORATION                                                                                        4,920,326

                                                                                                                         54,965,128
                                                                                                                    ---------------
OFFICE EQUIPMENT - 0.13%
        194,690    XEROX CORPORATION+                                                                                     3,597,871
                                                                                                                    ---------------
OIL & GAS EXTRACTION - 3.06%
         96,359    ANADARKO PETROLEUM CORPORATION<<                                                                       5,009,704
         68,783    APACHE CORPORATION                                                                                     5,612,005
         60,926    BJ SERVICES COMPANY                                                                                    1,732,735
         85,046    CHESAPEAKE ENERGY CORPORATION                                                                          2,942,592
         92,389    DEVON ENERGY CORPORATION                                                                               7,233,135
         30,965    ENSCO INTERNATIONAL INCORPORATED                                                                       1,889,175
         50,803    EOG RESOURCES INCORPORATED<<                                                                           3,711,667
        189,852    HALLIBURTON COMPANY<<                                                                                  6,549,894
         58,472    NABORS INDUSTRIES LIMITED+<<                                                                           1,951,795
         27,837    NOBLE CORPORATION                                                                                      2,714,664
        173,186    OCCIDENTAL PETROLEUM CORPORATION                                                                      10,024,006
         22,981    ROWAN COMPANIES INCORPORATED                                                                             941,761
        244,792    SCHLUMBERGER LIMITED                                                                                  20,792,632
         59,849    TRANSOCEAN INCORPORATED+                                                                               6,342,797
         70,059    WEATHERFORD INTERNATIONAL LIMITED+                                                                     3,870,059
         79,626    XTO ENERGY INCORPORATED                                                                                4,785,523

                                                                                                                         86,104,144
                                                                                                                    ---------------
PAPER & ALLIED PRODUCTS - 0.28%
         21,724    BEMIS COMPANY INCORPORATED                                                                               720,802
         90,469    INTERNATIONAL PAPER COMPANY<<                                                                          3,532,814
         38,309    MEADWESTVACO CORPORATION                                                                               1,353,074
         27,081    PACTIV CORPORATION+                                                                                      863,613
         21,978    TEMPLE-INLAND INCORPORATED                                                                             1,352,306

                                                                                                                          7,822,609
                                                                                                                    ---------------
PERSONAL SERVICES - 0.09%
         28,009    CINTAS CORPORATION                                                                                     1,104,395
         67,073    H & R BLOCK INCORPORATED                                                                               1,567,496

                                                                                                                          2,671,891
                                                                                                                    ---------------
PETROLEUM REFINING & RELATED INDUSTRIES - 6.68%
         11,604    ASHLAND INCORPORATED                                                                                     742,076
        446,405    CHEVRON CORPORATION<<                                                                                 37,605,157
        339,471    CONOCOPHILLIPS                                                                                        26,648,474
      1,170,053    EXXON MOBIL CORPORATION                                                                               98,144,046
         56,673    HESS CORPORATION                                                                                       3,341,440
        142,475    MARATHON OIL CORPORATION                                                                               8,542,801
         39,074    MURPHY OIL CORPORATION                                                                                 2,322,559

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
PETROLEUM REFINING & RELATED INDUSTRIES (continued)
         25,225    SUNOCO INCORPORATED                                                                              $     2,009,928
        114,027    VALERO ENERGY CORPORATION                                                                              8,422,034

                                                                                                                        187,778,515
                                                                                                                    ---------------
PIPELINES - 0.14%
        124,385    WILLIAMS COMPANIES INCORPORATED                                                                        3,933,054
                                                                                                                    ---------------
PRIMARY METAL INDUSTRIES - 0.69%
        180,603    ALCOA INCORPORATED                                                                                     7,319,840
         21,217    ALLEGHENY TECHNOLOGIES INCORPORATED                                                                    2,225,239
         62,665    NUCOR CORPORATION                                                                                      3,675,302
         28,578    PRECISION CASTPARTS CORPORATION                                                                        3,468,226
         24,574    UNITED STATES STEEL CORPORATION<<                                                                      2,672,423

                                                                                                                         19,361,030
                                                                                                                    ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.85%
        152,153    CBS CORPORATION CLASS B<<                                                                              5,069,738
         13,574    DOW JONES & COMPANY INCORPORATED<<                                                                       779,826
         17,313    E.W. SCRIPPS COMPANY CLASS A                                                                             791,031
         48,741    GANNETT COMPANY INCORPORATED<<                                                                         2,678,318
         71,284    MCGRAW-HILL COMPANIES INCORPORATED                                                                     4,853,015
          8,091    MEREDITH CORPORATION                                                                                     498,406
         29,891    NEW YORK TIMES COMPANY CLASS A<<                                                                         759,231
         45,715    RR DONNELLEY & SONS COMPANY                                                                            1,989,060
         17,552    TRIBUNE COMPANY                                                                                          516,029
        143,134    VIACOM INCORPORATED CLASS B+<<                                                                         5,958,668

                                                                                                                         23,893,322
                                                                                                                    ---------------
RAILROAD TRANSPORTATION - 0.75%
         73,966    BURLINGTON NORTHERN SANTA FE CORPORATION                                                               6,297,465
         90,799    CSX CORPORATION                                                                                        4,093,219
         81,673    NORFOLK SOUTHERN CORPORATION                                                                           4,293,550
         56,236    UNION PACIFIC CORPORATION                                                                              6,475,575

                                                                                                                         21,159,809
                                                                                                                    ---------------
REAL ESTATE - 0.05%
         38,944    CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                           1,421,456
                                                                                                                    ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.09%
         33,555    SEALED AIR CORPORATION                                                                                 1,040,876
         42,850    THE GOODYEAR TIRE & RUBBER COMPANY+<<                                                                  1,489,466

                                                                                                                          2,530,342
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 3.12%
         48,861    AMERIPRISE FINANCIAL INCORPORATED                                                                      3,106,094
         24,723    BEAR STEARNS COMPANIES INCORPORATED<<                                                                  3,461,220
        210,161    CHARLES SCHWAB CORPORATION                                                                             4,312,504
          7,375    CME GROUP INCORPORATED<<                                                                               3,940,905
         88,661    E*TRADE FINANCIAL CORPORATION+<<                                                                       1,958,521
         18,397    FEDERATED INVESTORS INCORPORATED CLASS B                                                                 705,157
         34,220    FRANKLIN RESOURCES INCORPORATED                                                                        4,533,123
         84,840    GOLDMAN SACHS GROUP INCORPORATED                                                                      18,389,070
         27,314    LEGG MASON INCORPORATED                                                                                2,687,151
        110,626    LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                  8,243,850
        180,869    MERRILL LYNCH & COMPANY INCORPORATED                                                                  15,117,031
        218,905    MORGAN STANLEY                                                                                        18,361,751

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
         55,170    T. ROWE PRICE GROUP INCORPORATED                                                                 $     2,862,771

                                                                                                                         87,679,148
                                                                                                                    ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.30%
        326,674    CORNING INCORPORATED+                                                                                  8,346,521
                                                                                                                    ---------------
TOBACCO PRODUCTS - 1.24%
        436,852    ALTRIA GROUP INCORPORATED                                                                             30,640,799
         35,537    REYNOLDS AMERICAN INCORPORATED<<                                                                       2,317,012
         33,267    UST INCORPORATED                                                                                       1,786,771

                                                                                                                         34,744,582
                                                                                                                    ---------------
TRANSPORTATION BY AIR - 0.09%
        162,182    SOUTHWEST AIRLINES COMPANY                                                                             2,418,134
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT - 3.15%
        163,546    BOEING COMPANY                                                                                        15,726,583
         18,768    BRUNSWICK CORPORATION<<                                                                                  612,400
        390,514    FORD MOTOR COMPANY<<                                                                                   3,678,642
         84,084    GENERAL DYNAMICS CORPORATION                                                                           6,577,050
        117,507    GENERAL MOTORS CORPORATION<<                                                                           4,441,765
         35,388    GENUINE PARTS COMPANY                                                                                  1,755,245
         25,997    GOODRICH CORPORATION                                                                                   1,548,381
         53,494    HARLEY-DAVIDSON INCORPORATED<<                                                                         3,188,777
        161,950    HONEYWELL INTERNATIONAL INCORPORATED                                                                   9,114,546
         37,744    ITT CORPORATION                                                                                        2,577,160
         40,980    JOHNSON CONTROLS INCORPORATED<<                                                                        4,744,255
         73,711    LOCKHEED MARTIN CORPORATION                                                                            6,938,416
         71,680    NORTHROP GRUMMAN CORPORATION                                                                           5,581,722
         51,575    PACCAR INCORPORATED<<                                                                                  4,489,088
         26,055    TEXTRON INCORPORATED                                                                                   2,868,916
        206,547    UNITED TECHNOLOGIES CORPORATION                                                                       14,650,379

                                                                                                                         88,493,325
                                                                                                                    ---------------
TRANSPORTATION SERVICES - 0.07%
         35,551    C.H. ROBINSON WORLDWIDE INCORPORATED                                                                   1,867,139
                                                                                                                    ---------------
TRAVEL & RECREATION - 0.16%
         91,889    CARNIVAL CORPORATION<<                                                                                 4,481,427
                                                                                                                    ---------------
WHOLESALE TRADE NON-DURABLE GOODS - 0.66%
         39,688    AMERISOURCEBERGEN CORPORATION                                                                          1,963,365
         16,368    BROWN-FORMAN CORPORATION CLASS B                                                                       1,196,173
         27,000    DEAN FOODS COMPANY+                                                                                      860,490
         61,355    MCKESSON CORPORATION                                                                                   3,659,212
         78,747    NIKE INCORPORATED CLASS B                                                                              4,590,163
         43,163    SUPERVALU INCORPORATED                                                                                 1,999,310
        128,352    SYSCO CORPORATION                                                                                      4,234,332

                                                                                                                         18,503,045
                                                                                                                    ---------------
WHOLESALE TRADE-DURABLE GOODS - 0.31%
         94,740    KIMBERLY-CLARK CORPORATION                                                                             6,337,159
         28,899    PATTERSON COMPANIES INCORPORATED+                                                                      1,077,066

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                             VALUE
WHOLESALE TRADE-DURABLE GOODS (continued)
         14,752   W.W. GRAINGER INCORPORATED                                                                        $     1,372,670

                                                                                                                          8,786,895
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $2,022,248,480)                                                                             2,775,777,052
                                                                                                                    ---------------
RIGHTS - 0.00%
         32,300   SEAGATE TECHNOLOGY RIGHTS+(A)                                                                                   0

TOTAL RIGHTS (COST $0)                                                                                                            0
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES LENDING - 13.87%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.45%
      5,968,978   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                  5,968,978
      6,676,462   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                         6,676,462

                                                                                                                         12,645,440
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 13.42%
$     3,928,867    AMERICAN GENERAL FINANCE CORPORATION+/-                               5.47%        08/16/2007          3,929,377
      2,646,218    AQUIFER FUNDING LIMITED++                                             5.29         07/03/2007          2,645,822
      2,131,778    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                    5.36         10/25/2007          2,131,991
      2,527,009    ATOMIUM FUNDING CORPORATION++                                         5.28         08/07/2007          2,513,768
      8,100,756    ATOMIUM FUNDING CORPORATION                                           5.29         08/15/2007          8,048,911
      2,131,778    BANCO SANTANDER TOTTA LOAN+/-++                                       5.32         07/16/2008          2,131,799
      4,263,556    BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                   AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $4,265,485)           5.43         07/02/2007          4,263,556
      6,395,333    BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
                     102% COLLATERALIZED (MATURITY VALUE $6,398,227)                     5.43         07/02/2007          6,395,333
      1,705,422    BNP PARIBAS+/-                                                        5.33         05/07/2008          1,705,252
      2,045,783    BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                     (MATURITY VALUE $2,046,702)                                         5.39         07/02/2007          2,045,783
      3,240,302    BUCKINGHAM III CDO LLC                                                5.35         08/21/2007          3,216,713
      2,643,405    BUCKINGHAM III CDO LLC                                                5.39         09/17/2007          2,613,772
      3,581,387    CAIRN HIGH GRADE FUNDING I LLC++                                      5.28         07/11/2007          3,576,695
        852,711    CEDAR SPRINGS CAPITAL COMPANY                                         5.26         07/10/2007            851,713
      1,736,290    CEDAR SPRINGS CAPITAL COMPANY                                         5.26         07/13/2007          1,733,512
      1,193,796    CEDAR SPRINGS CAPITAL COMPANY                                         5.34         07/20/2007          1,190,668
      1,023,253    CHARTA LLC                                                            5.28         07/12/2007          1,021,759
      8,527,111    CHARTA LLC                                                            5.45         07/03/2007          8,525,832
      5,542,622    CHEYNE FINANCE LLC+/-++                                               5.31         02/25/2008          5,542,290
      2,131,778    CHEYNE FINANCE LLC SERIES MTN+/-++                                    5.32         07/16/2007          2,131,778
        852,711    CIT GROUP INCORPORATED+/-                                             5.43         12/19/2007            852,745
        911,122    CIT GROUP INCORPORATED+/-                                             5.59         09/20/2007            911,295
        940,114    CIT GROUP INCORPORATED+/-                                             5.59         11/23/2007            940,405
     23,211,104    CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
                     (MATURITY VALUE $23,221,607)                                        5.43         07/02/2007         23,211,104
      1,108,524    COBBLER FUNDING LIMITED++                                             5.28         07/25/2007          1,104,811
        426,356    COMERICA BANK+/-                                                      5.32         02/08/2008            425,260
      6,958,123    CORPORATE ASSET SECURITIZATION (AUSTRALIA) LIMITED++                  5.33         07/09/2007          6,951,026
      2,131,778    CULLINAN FINANCE CORPORATION+/-++                                     5.32         02/12/2008          2,131,415
      2,566,319    DEER VALLEY FUNDING LLC++                                             5.30         07/13/2007          2,562,213
      3,541,906    DEER VALLEY FUNDING LLC                                               5.33         07/16/2007          3,534,681
        682,169    DEER VALLEY FUNDING LLC                                               5.33         07/19/2007            680,477
      1,279,067    DEER VALLEY FUNDING LLC                                               5.34         07/18/2007          1,276,086
      1,890,802    DEER VALLEY FUNDING LLC                                               5.34         07/20/2007          1,885,848
      1,629,702    DEER VALLEY FUNDING LLC++                                             5.34         07/25/2007          1,624,242
      4,050,378    DEER VALLEY FUNDING LLC                                               5.34         07/26/2007          4,036,202

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     1,705,422    DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $1,706,194)                                           5.43%        07/02/2007    $     1,705,422
      4,263,556    ERASMUS CAPITAL CORPORATION++                                         5.32         07/19/2007          4,252,982
        446,735    FAIRWAY FINANCE CORPORATION++                                         5.31         07/10/2007            446,213
      3,410,845    FAIRWAY FINANCE CORPORATION++                                         5.42         07/09/2007          3,407,365
     29,502,440    FIRST BOSTON REPURCHASE AGREEMENT - 102% COLLATERALIZED
                     (MATURITY VALUE $29,515,790)                                        5.43         07/02/2007         29,502,440
        556,138    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                      5.22         07/06/2007            555,816
      1,674,895    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                      5.29         08/15/2007          1,664,176
      1,705,422    GEORGE STREET FINANCE LLC++                                           5.32         07/13/2007          1,702,694
      2,114,468    GEORGE STREET FINANCE LLC++                                           5.32         07/12/2007          2,111,381
      1,707,042    GEORGE STREET FINANCE LLC                                             5.33         07/18/2007          1,703,065
      2,535,963    GEORGE STREET FINANCE LLC                                             5.33         07/19/2007          2,529,674
        739,598    GOLDMAN SACHS GROUP INCORPORATED REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $739,929)                              5.37         07/02/2007            739,598
      8,527,111    GRAMPIAN FUNDING LLC                                                  5.42         07/12/2007          8,514,662
      3,023,628    HARRIER FINANCE FUNDING LLC++                                         5.28         07/13/2007          3,018,791
      2,131,778    HARRIER FINANCE FUNDING LLC+/-++                                      5.30         01/11/2008          2,131,948
      1,134,362    HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                      5.31         07/17/2007          1,131,877
        976,354    HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                      5.32         08/07/2007            971,238
      5,198,383    HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                      5.32         08/08/2007          5,170,364
      4,263,556    HUDSON-THAMES LLC+/-++                                                5.33         06/16/2008          4,263,001
      5,542,622    ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                         5.39         07/16/2008          5,542,622
      2,131,778    INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                            5.32         07/24/2008          2,131,970
        511,627    K2 (USA) LLC+/-++                                                     5.30         07/16/2007            511,632
        852,711    K2 (USA) LLC+/-++                                                     5.33         09/28/2007            852,711
      5,372,080    KEEL CAPITAL INCORPORATED++                                           5.33         07/11/2007          5,365,043
      3,824,154    KEEL CAPITAL INCORPORATED++                                           5.33         07/18/2007          3,815,243
      4,903,089    KESTREL FUNDING US LLC+/-++                                           5.29         02/25/2008          4,903,187
        574,983    KLIO III FUNDING CORPORATION++                                        5.27         07/13/2007            574,063
      2,558,133    KLIO III FUNDING CORPORATION++                                        5.27         07/20/2007          2,551,431
      1,534,880    KLIO III FUNDING CORPORATION++                                        5.27         07/23/2007          1,530,183
      5,230,445    KLIO III FUNDING CORPORATION++                                        5.28         07/24/2007          5,213,655
      1,534,880    LA FAYETTE ASSET SECURITIZATION CORPORATION++                         5.29         07/03/2007          1,534,650
      1,875,964    LA FAYETTE ASSET SECURITIZATION CORPORATION++                         5.31         07/11/2007          1,873,507
     10,658,889    LA FAYETTE ASSET SECURITIZATION CORPORATION                           5.32         07/30/2007         10,615,401
      4,124,137    LIBERTY HARBOUR CDO II LIMITED++                                      5.36         07/18/2007          4,114,528
      7,503,858    LIBERTY STREET FUNDING CORPORATION                                    5.33         07/16/2007          7,488,550
        255,813    LIQUID FUNDING LIMITED                                                5.26         07/30/2007            254,770
      5,713,165    LIQUID FUNDING LIMITED+/-++                                           5.33         11/13/2007          5,713,165
      6,310,062    LIQUID FUNDING LIMITED+/-++                                           5.33         06/11/2008          6,308,485
      4,007,742    LIQUID FUNDING LIMITED                                                5.34         07/09/2007          4,003,654
      1,799,220    METLIFE GLOBAL FUNDING I+/-++                                         5.42         10/05/2007          1,799,724
      2,131,778    MORGAN STANLEY+/-                                                     5.33         07/12/2007          2,131,778
      2,131,778    MORGAN STANLEY+/-                                                     5.45         08/07/2007          2,131,778
      3,130,303    MORGAN STANLEY+/-                                                     5.48         07/27/2007          3,130,459
     19,541,868    MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $19,550,711)                                          5.43         07/02/2007         19,541,868
        394,379    MORGAN STANLEY SERIES EXL+/-                                          5.38         07/15/2008            394,414
        341,084    NATIONAL CITY BANK+/-                                                 5.43         09/04/2007            341,108
      2,444,296    NATIONWIDE BUILDING SOCIETY+/-++                                      5.48         07/20/2007          2,444,443
      4,263,556    NORTHERN ROCK PLC+/-++SS.                                             5.34         08/04/2008          4,264,792
      2,430,227    PREMIUM ASSET TRUST+/-++                                              5.48         12/21/2007          2,430,032
      2,131,778    PREMIUM ASSET TRUST SERIES 06-B+/-++                                  5.37         12/16/2007          2,131,778
      1,620,151    PYXIS MASTER TRUST SERIES 2007-3+/-++                                 5.37         11/27/2007          1,620,151
        344,922    RACERS TRUST SERIES 2004-6-MM+/-++                                    5.37         12/24/2007            345,004
      1,108,524    SAINT GERMAIN FUNDING++                                               5.31         07/13/2007          1,106,751
      3,069,760    SEDNA FINANCE INCORPORATED+/-++                                       5.29         04/10/2008          3,069,484
      2,174,413    SHIPROCK FINANCE SERIES 2007-4A+/-++                                  5.39         04/11/2008          2,174,413
        341,084    SKANDINAVISKA ENSKILDA BANKEN AB                                      5.19         08/20/2007            338,653
      1,705,422    SLM CORPORATION+/-++                                                  5.32         05/12/2008          1,705,422
     10,224,006    SOLITAIRE FUNDING LLC++                                               5.29         07/06/2007         10,218,077

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     1,705,422    SOUTHERN COMPANY FUNDING CORPORATION                                  5.34%        07/24/2007    $     1,699,948
      2,643,405    STANFIELD VICTORIA FUNDING LLC+/-++                                   5.35         04/03/2008          2,644,541
      4,263,556    STANFIELD VICTORIA FUNDING LLC+/-++                                   5.37         02/15/2008          4,265,261
      1,705,422    TANGO FINANCE CORPORATION                                             5.27         07/31/2007          1,698,208
      1,436,818    TASMAN FUNDING INCORPORATED                                           5.29         07/05/2007          1,436,186
        448,441    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                  5.43         07/06/2007            448,181
      1,627,399    TICONDEROGA FUNDING LLC++                                             5.31         07/09/2007          1,625,739
      2,241,266    TIERRA ALTA FUNDING I LIMITED++                                       5.33         07/19/2007          2,235,708
        492,952    TRAVELERS INSURANCE COMPANY+/-                                        5.39         02/08/2008            492,942
      2,131,778    UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                    5.33         07/14/2008          2,132,034
      2,131,778    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++SS.                 5.34         08/08/2008          2,132,247
      1,995,344    VERSAILLES CDS LLC++                                                  5.33         07/26/2007          1,988,360
      1,705,422    VERSAILLES CDS LLC++                                                  5.38         07/31/2007          1,698,208
      3,410,845    WESTPAC SECURITIES (NEW ZEALAND) LIMITED                              5.28         07/27/2007          3,398,395
      1,958,081    WHISTLEJACKET CAPITAL LIMITED                                         5.26         07/12/2007          1,955,222
      1,680,523    WHISTLEJACKET CAPITAL LIMITED                                         5.34         07/23/2007          1,675,381
      4,263,556    WHITE PINE FINANCE LLC+/-++                                           5.32         02/22/2008          4,265,261
      4,176,323    WORLD OMNI VEHICLE LEASING++                                          5.35         07/10/2007          4,171,437
      7,042,968    ZELA FINANCE CORPORATION                                              5.31         07/13/2007          7,031,698

                                                                                                                        377,080,377
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $389,725,817)                                                             389,725,817
                                                                                                                    ---------------
SHARES
SHORT-TERM INVESTMENTS - 0.33%

MUTUAL FUNDS - 0.31%

      8,862,363    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           8,862,363
                                                                                                                    ---------------

PRINCIPAL
US TREASURY BILLS - 0.02%

$       585,000    US TREASURY BILL^#                                                    4.89         11/08/2007            575,190
         50,000    US TREASURY BILL^#                                                    5.05         08/09/2007             49,757

                                                                                                                            624,947
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $9,487,104)                                                                            9,487,310
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,421,461,401)*                            112.97%                                                           $ 3,174,990,179

OTHER ASSETS AND LIABILITIES, NET                 (12.97)                                                              (364,638,023)
                                                  ------                                                            ---------------

TOTAL NET ASSETS                                  100.00%                                                           $ 2,810,352,156
                                                  ------                                                            ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

##    LONG-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $15,619,478.

+++   SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $8,862,363.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 96.98%

AUSTRALIA - 6.04%
        232,551    AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                                           $     1,464,878
         53,000    ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                 1,339,018
         61,100    QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                       1,616,182
         36,690    RIO TINTO LIMITED (METAL MINING)                                                                       3,072,947
         75,125    SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                    887,854
         39,300    WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                      1,524,327

                                                                                                                          9,905,206
                                                                                                                    ---------------
AUSTRIA - 0.75%
         18,400    OMV AG (OIL & GAS EXTRACTION)                                                                          1,232,477
                                                                                                                    ---------------
BELGIUM - 1.81%
         15,300    DELHAIZE GROUP (FOOD STORES)                                                                           1,508,567
         34,206    FORTIS (DEPOSITORY INSTITUTIONS)                                                                       1,458,796

                                                                                                                          2,967,363
                                                                                                                    ---------------
CHINA - 0.98%
      2,911,000    INDUSTRIAL & COMMERCIAL BANK OF CHINA LIMITED CLASS H (DEPOSITORY INSTITUTIONS)+                       1,615,733
                                                                                                                    ---------------
FINLAND - 2.78%
         36,800    FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                         1,155,027
         20,161    METSO OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     1,195,716
         78,400    NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)            2,208,167

                                                                                                                          4,558,910
                                                                                                                    ---------------
FRANCE - 10.28%
         11,100    ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                       1,866,200
              1    AXA SA (INSURANCE CARRIERS)                                                                                   19
         14,900    BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                 1,254,153
         18,774    CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 1,381,529
         15,300    CARREFOUR SA (FOOD STORES)                                                                             1,079,708
         13,713    COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)              1,927,448
         16,204    LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                1,876,010
         34,018    PUBLICIS GROUPE (COMMUNICATIONS)                                                                       1,503,265
         18,176    TECHNIP SA (OIL & GAS EXTRACTION)                                                                      1,508,004
         37,700    TOTAL SA (OIL & GAS EXTRACTION)                                                                        3,074,781
         32,400    VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                  1,399,315

                                                                                                                         16,870,432
                                                                                                                    ---------------
GERMANY - 9.43%
          8,400    ALLIANZ SE (INSURANCE CARRIERS)                                                                        1,973,548
         41,900    ARCANDOR AG (GENERAL MERCHANDISE STORES)                                                               1,418,878
         39,121    COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                               1,879,142
         23,400    DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                          2,172,303
         11,900    E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                            2,001,829
         22,134    FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)                                                            1,022,445
         34,252    GEA GROUP AG (HOLDING & OTHER INVESTMENT OFFICES)                                                      1,196,514
         24,000    METRO AG (FOOD STORES)                                                                                 1,997,049
         12,500    SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                         1,802,971

                                                                                                                         15,464,679
                                                                                                                    ---------------
GREECE - 0.90%
         46,924    ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                1,479,772
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
HONG KONG - 5.28%
        118,000    CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                       $     1,545,324
        114,000    CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                      1,223,949
      2,479,000    GUANGDONG INVESTMENT LIMITED (BUSINESS SERVICES)                                                       1,445,703
        478,000    HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                             1,647,496
        102,940    SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                          1,238,829
        221,000    TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                        1,554,507

                                                                                                                          8,655,808
                                                                                                                    ---------------
INDIA - 0.69%
         22,500    INFOSYS TECHNOLOGIES LIMITED ADR (BUSINESS SERVICES)                                                   1,133,550
                                                                                                                    ---------------
IRELAND - 0.40%
         52,438    EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                               662,872
                                                                                                                    ---------------
ITALY - 2.47%
         76,142    ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                      2,772,173
        142,500    UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                      1,278,710

                                                                                                                          4,050,883
                                                                                                                    ---------------
JAPAN - 19.22%
         47,300    AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                              879,732
        107,000    BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                       750,847
            248    EAST JAPAN RAILWAY COMPANY (RAILROADS)                                                                 1,913,503
         17,800    FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)        1,838,912
        242,000    FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               1,784,658
         32,800    IBIDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                             2,120,512
            143    INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)                                                    1,335,635
         27,800    ISETAN COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                      457,218
         77,000    KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                          1,994,964
         48,100    MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                             1,261,831
            181    MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                  1,999,269
         65,000    MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                           1,826,599
         25,300    MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                             1,908,930
         93,000    NIPPON ELECTRIC GLASS COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                         1,642,843
        101,600    NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)             1,980,426
         17,800    SONY CORPORATION (ELECTRONIC)                                                                            915,119
        243,000    SUMITOMO METAL INDUSTRIES LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                   EQUIPMENT)                                                                                             1,432,837
        139,000    SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                     1,326,497
         36,900    TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                              2,337,624
         62,900    YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                1,828,889

                                                                                                                         31,536,845
                                                                                                                    ---------------
NETHERLANDS - 5.87%
         18,673    AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                            1,616,465
         30,352    ARCELOR MITTAL NV (BASIC MATERIALS)                                                                    1,913,098
         56,400    ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                     1,564,864
         46,300    ING GROEP NV (FINANCIAL SERVICES)                                                                      2,054,784
         61,500    KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                            1,025,486
         47,500    WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                           1,456,148

                                                                                                                          9,630,845
                                                                                                                    ---------------
RUSSIA - 1.84%
         20,957    LUKOIL ADR (OIL & GAS EXTRACTION)                                                                      1,596,923
        128,865    VTB BANK OJSC GDR (NON-DEPOSITORY CREDIT INSTITUTIONS)+ ++(A)                                          1,414,938

                                                                                                                          3,011,861
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
SINGAPORE - 1.37%
        232,000    CAPITALAND LIMITED (REAL ESTATE)                                                                 $     1,227,634
         71,000    UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                 1,020,415

                                                                                                                          2,248,049
                                                                                                                    ---------------
SPAIN - 0.81%
         53,179    INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             1,332,984
                                                                                                                    ---------------
SWEDEN - 2.41%
         47,100    SKANSKA AB CLASS B (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                     1,015,799
         34,350    SWEDBANK AB (DEPOSITORY INSTITUTIONS)                                                                  1,250,607
        420,000    TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                               1,686,338

                                                                                                                          3,952,744
                                                                                                                    ---------------
SWITZERLAND - 7.00%
         15,900    HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                        1,728,629
         53,100    NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                              2,999,509
         17,300    ROCHE HOLDING AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                        3,079,018
         31,000    UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                   1,867,867
          5,800    ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                      1,800,778

                                                                                                                         11,475,801
                                                                                                                    ---------------
TAIWAN - 0.60%
         88,540    TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (ELECTRONIC & OTHER ELECTRICAL
                   EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                       985,446
                                                                                                                    ---------------
UNITED KINGDOM - 16.05%
        129,000    AVIVA PLC (INSURANCE CARRIERS)                                                                         1,926,011
        175,570    BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                1,427,886
        168,000    BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                 2,348,046
        111,600    BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                          1,434,275
         91,000    EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                    1,503,936
         66,930    GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                      1,753,959
         68,500    INVESCO PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                         889,298
        644,760    LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                         1,943,421
        102,839    NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                             1,524,061
        165,504    ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                                             1,789,709
      9,797,836    ROLLS ROYCE GROUP PLC CLASS B (AEROSPACE, DEFENSE)                                                        20,069
         49,500    ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                   2,021,828
        110,536    SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)                                                     1,421,710
         48,830    SMITHS GROUP PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                             1,161,965
         73,245    SMITHS GROUP PLC CLASS B (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)+                                                                                     507,441
        911,072    VODAFONE GROUP PLC (COMMUNICATIONS)                                                                    3,069,961
         33,499    WOLSELEY PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                         808,583
         83,600    YELL GROUP PLC (COMMUNICATIONS)                                                                          776,016

                                                                                                                         26,328,175
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $121,953,729)                                                                                 159,100,435
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES LENDING - 1.77%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 1.77%
      2,904,430    BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                       2,904,430
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $2,904,430)                                                                 2,904,430
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
SHORT-TERM INVESTMENTS - 0.65%
      1,064,265    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                     $     1,064,265

TOTAL SHORT-TERM INVESTMENTS (COST $1,064,265)                                                                            1,064,265
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $125,922,424)*                                  99.40%                                                        $   163,069,130

OTHER ASSETS AND LIABILITIES, NET                      0.60                                                                 977,678
                                                     ------                                                         ---------------

TOTAL NET ASSETS                                     100.00%                                                        $   164,046,808
                                                     ------                                                         ---------------

+     NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,064,265.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 98.12%

AUSTRALIA -0.90%
         169,132   PUBLISHING & BROADCASTING LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                     $     2,810,453
                                                                                                                    ---------------
AUSTRIA - 0.67%
          29,101   WIENER STAEDTISCHE ALLGEMEINE VERSICHERUNG AG (INSURANCE CARRIERS)                                     2,079,628
                                                                                                                    ---------------
BELGIUM - 2.25%
         103,612   DEXIA SA (DEPOSITORY INSTITUTIONS)                                                                     3,254,835
          86,623   FORTIS NA (DEPOSITORY INSTITUTIONS)                                                                    3,696,587
             175   UMICORE (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                        38,198

                                                                                                                          6,989,620
                                                                                                                    ---------------
BRAZIL - 0.37%
         226,881   VIVO PARTICIPACOES SA ADR (COMMUNICATIONS)                                                             1,136,674
                                                                                                                    ---------------
CANADA - 2.00%
          11,400   CAMECO CORPORATION (METAL MINING)                                                                        578,436
          42,767   CANADIAN PACIFIC RAILWAY LIMITED (RAILROAD TRANSPORTATION)                                             2,943,225
         112,400   NORTEL NETWORKS CORPORATION ADR (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)+                                                                            2,703,220

                                                                                                                          6,224,881
                                                                                                                    ---------------
CHINA - 1.95%
       2,979,600   CHINA CONSTRUCTION BANK CLASS H (FINANCIAL SERVICES)                                                   2,050,114
           5,000   CHINA HIGH SPEED TRANSMISSION EQUIPMENT GROUP COMPANY LIMITED (TRANSPORTATION SERVICES)+                   5,659
       1,028,000   CHINA LIFE INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                              3,694,342
         270,000   CHINA PETROLEUM & CHEMICAL CORPORATION (SINOPEC) (OIL COMPANIES)                                         298,688

                                                                                                                          6,048,803
                                                                                                                    ---------------
DENMARK - 0.57%
             147   A.P. MOLLER - MAERSK A/S (LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION)                1,777,881
                                                                                                                    ---------------
FINLAND - 2.38%
         235,960   FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                         7,405,986
                                                                                                                    ---------------
FRANCE - 11.59%
          28,478   ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                       4,787,896
          86,899   BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                 7,314,406
          60,465   CARREFOUR SA (FOOD STORES)                                                                             4,266,962
          61,571   ELECTRICITE DE FRANCE (ELECTRIC, GAS & SANITARY SERVICES)                                              6,690,018
          39,502   LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                4,573,325
          50,840   TECHNIP SA (OIL & GAS EXTRACTION)                                                                      4,218,031
          55,286   VINCI SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                               4,151,407

                                                                                                                         36,002,045
                                                                                                                    ---------------
GERMANY -15.76%
          35,998   ALLIANZ SE (INSURANCE CARRIERS)                                                                        8,457,593
          66,575   BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                   OPTICAL)                                                                                               5,054,960
           3,203   CELESIO AG (WHOLESALE TRADE-DURABLE GOODS)                                                               208,692
          51,625   DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                          4,792,527
         142,239   DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                                             4,626,112
         200,774   DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                   3,720,100
          49,960   FRAPORT AG (TRANSPORTATION SERVICES)                                                                   3,575,671
          21,443   IVG IMMOBILIEN AG (REAL ESTATE)                                                                          839,610
          31,776   LINDE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                           3,838,408
          25,186   RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                             2,692,620

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
GERMANY (continued)
          21,120   SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                   $     3,046,300
          71,535   UNITED INTERNET AG (COMMUNICATIONS)                                                                    1,497,796
          27,978   WACKER CHEMIE AG (CHEMICALS & ALLIED PRODUCTS)                                                         6,626,717

                                                                                                                         48,977,106
                                                                                                                    ---------------
HONG KONG - 11.41%
         376,300   BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                    2,117,506
         693,400   CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY (HONG KONG) LIMITED (MOTOR FREIGHT
                   TRANSPORTATION & WAREHOUSING)                                                                          3,356,506
         362,900   CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                      3,896,237
       1,152,800   CHINA NETCOM GROUP CORPORATION HONG KONG LIMITED (COMMUNICATIONS)                                      3,184,530
       2,015,700   CHINA RESOURCES LAND (HONG KONG) LIMITED (REAL ESTATE)                                                 3,047,060
       3,432,200   CHINA UNICOM (HONG KONG) LIMITED (BUSINESS SERVICES)                                                   5,908,202
       2,453,100   DENWAY MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                       1,160,793
         349,000   HUTCHINSON WHAMPOA LIMITED (DIVERSIFIED OPERATIONS)                                                    3,465,809
          93,600   MTR CORPORATION (RAILROAD TRANSPORTATION)                                                                221,694
         679,129   NWS HOLDINGS LIMITED (BUSINESS SERVICES)                                                               1,693,654
         316,900   SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                          3,813,726
         309,494   SWIRE PACIFIC LIMITED (BUSINESS SERVICES)                                                              3,439,614
          37,800   TENCENT HOLDINGS LIMITED (COMMUNICATIONS)                                                                152,279

                                                                                                                         35,457,610
                                                                                                                    ---------------
ITALY - 3.05%
         126,547   HERA SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                             530,526
         311,164   INTESA SANPAOLO (DEPOSITORY INSTITUTIONS)                                                              2,328,939
         105,684   MEDIOBANCA SPA (DEPOSITORY INSTITUTIONS)                                                               2,411,629
         466,778   UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                      4,188,588

                                                                                                                          9,459,682
                                                                                                                    ---------------
JAPAN - 12.10%
         104,400   CHUGAI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                    1,878,140
         170,800   CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                   4,452,938
             953   JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                          4,705,982
           4,065   JUPITER TELECOMMUNICATIONS COMPANY LIMITED (COMMUNICATIONS)+                                           3,367,553
           4,500   KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                      984,244
         118,500   KIRIN BREWERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                1,773,771
          83,000   MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                        2,258,274
         975,600   MITSUBISHI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                           6,267,611
          75,200   MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                           2,113,235
             385   NTT DATA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                    1,829,239
          17,500   ORIX CORPORATION (MISCELLANEOUS RETAIL)                                                                4,612,183
         116,800   TOKYU LAND CORPORATION (REAL ESTATE)                                                                   1,245,550
         115,900   URBAN CORPORATION (REAL ESTATE)                                                                        2,113,263

                                                                                                                         37,601,983
                                                                                                                    ---------------
LUXEMBOURG - 1.16%
          12,763   RTL GROUP SA (COMMUNICATIONS)                                                                          1,467,611
          48,554   TENARIS SA (PRIMARY METAL INDUSTRIES)                                                                  1,196,025
          19,200   TENARIS SA ADR (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                  940,032

                                                                                                                          3,603,668
                                                                                                                    ---------------
MEXICO - 1.23%
         138,400   GRUPO TELEVISA SA ADR (COMMUNICATIONS)                                                                 3,821,224
                                                                                                                    ---------------
NETHERLANDS - 1.82%
         186,333   ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                     5,169,962

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
NETHERLANDS (continued)
          17,600   ASML HOLDING NV NEW YORK REGISTERED SHARES (SEMICONDUCTOR EQUIPMENT MANUFACTURING &              $       483,120
                   RELATED)+

                                                                                                                          5,653,082
                                                                                                                    ---------------
NORWAY - 2.58%
         119,906   ORKLA ASA (MISCELLANEOUS RETAIL)                                                                       2,277,359
          42,600   RENEWABLE ENERGY CORPORATION AS (ELECTRIC, GAS & SANITARY SERVICES)+                                   1,661,537
         188,200   SEADRILL LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)+                                            4,061,159

                                                                                                                          8,000,055
                                                                                                                    ---------------
RUSSIA - 3.75%
          64,931   LUKOIL ADR (OIL & GAS EXTRACTION)                                                                      4,980,208
           4,650   MINING & METALLURGICAL COMPANY NORILSK NICKEL GDR (METAL MINING)                                       1,032,300
          15,200   NOVATEK OAO GDR (OIL & GAS EXTRACTION)+                                                                  790,400
          31,103   RAO UNIFIED ENERGY SYSTEM GDR (ELECTRIC, GAS & SANITARY SERVICES)                                      4,206,681
          17,633   TMK OAO GDR (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                     643,428

                                                                                                                         11,653,017
                                                                                                                    ---------------
SOUTH AFRICA - 0.73%
         117,819   MTN GROUP LIMITED (COMMUNICATIONS)                                                                     1,607,039
          26,137   NASPERS LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                               673,072

                                                                                                                          2,280,111
                                                                                                                    ---------------
SOUTH KOREA - 4.07%
          70,238   HANA FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                            3,425,039
          64,377   KOOKMIN BANK (FINANCIAL SERVICES)                                                                      5,651,323
          18,995   NHN CORPORATION (BUSINESS SERVICES)+                                                                   3,464,477
           1,490   SAMSUNG CARD COMPANY LIMITED (BUSINESS SERVICES)+                                                         91,608

                                                                                                                         12,632,447
                                                                                                                    ---------------
SPAIN - 2.13%
           5,876   BOLSAS Y MERCADOS ESPANOLES SA (BUSINESS SERVICES)                                                       345,553
          92,120   GAMESA CORPORATION TECNOLOGICA SA (ELECTRIC, GAS & SANITARY SERVICES)                                  3,366,367
          49,239   INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                             2,916,953

                                                                                                                          6,628,873
                                                                                                                    ---------------
SWITZERLAND - 10.13%
          38,642   ADECCO SA (BUSINESS SERVICES)                                                                          3,003,731
          19,295   NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                    7,361,007
          25,421   ROCHE HOLDING AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                        4,524,376
           6,463   ROCHE HOLDINGS AG - BEARER SHARES (MEDICAL PRODUCTS)                                                   1,293,129
          63,002   SWISS REINSURANCE (INSURANCE CARRIERS)                                                                 5,771,530
        1 57,944   UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                   9,516,724

                                                                                                                         31,470,497
                                                                                                                    ---------------
UNITED KINGDOM - 5.52%
         442,062   LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                         4,935,670
         376,316   NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                             5,576,956
          67,134   STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                                       2,197,446
         731,433   WILLIAM MORRISON SUPERMARKETS PLC (FOOD & KINDRED PRODUCTS)                                            4,443,119

                                                                                                                         17,153,191
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $242,738,619)                                                                                 304,868,517
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COLLATERAL FOR SECURITIES LENDING - 8.54%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 8.54%
      26,545,926   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                 $    26,545,926
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $26,545,926)                                                               26,545,926
                                                                                                                    ---------------
SHORT-TERM INVESTMENTS - 0.96%
       2,965,362   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           2,965,362
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,965,362)                                                                            2,965,362
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $272,249,907)*                                         107.62%                                                $   334,379,805

OTHER ASSETS AND LIABILITIES, NET                             (7.62)                                                    (23,678,921)
                                                             ------                                                 ---------------

TOTAL NET ASSETS                                             100.00%                                                $   310,700,884
                                                             ------                                                 ---------------

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,965,362.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 98.40%

AUSTRALIA - 6.14%
          4,508    ABC LEARNING (SCHOOLS)                                                                           $        26,447
          4,702    AGL ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                    60,473
          5,734    ALINTA LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                        73,992
         13,529    ALUMINA LIMITED (METAL MINING)                                                                            89,351
         10,019    AMCOR LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                  63,451
         21,609    AMP LIMITED (INSURANCE CARRIERS)                                                                         185,400
          1,838    ANSELL LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                 19,011
          2,926    APN NEWS & MEDIA LIMITED (COMMUNICATIONS)                                                                 14,512
          4,074    ARISTOCRAT LEISURE LIMITED (AMUSEMENT & RECREATION SERVICES)                                              49,633
          6,234    ASCIANO GROUP (TRANSPORTATION SERVICES)+                                                                  53,542
          1,972    ASX LIMITED (BUSINESS SERVICES)                                                                           81,421
         21,250    AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED (DEPOSITORY INSTITUTIONS)                                  522,278
         10,094    AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                                                    63,584
          2,652    BABCOCK & BROWN LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                     72,128
         40,153    BHP BILLITON LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                        1,192,484
          1,354    BILLABONG INTERNATIONAL LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
                   SIMILAR MATERIALS)                                                                                        20,605
          8,396    BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                          73,602
          6,952    BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                    51,690
         17,639    BRAMBLES LIMITED (BUSINESS SERVICES)+                                                                    182,144
          1,446    CALTEX AUSTRALIA LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                        29,018
         10,070    CENTRO PROPERTIES GROUP (REAL ESTATE)                                                                     72,568
         17,205    CFS GANDEL RETAIL TRUST (REAL ESTATE)                                                                     31,361
          4,085    CHALLENGER FINANCIAL SERVICES GROUP LIMITED (FINANCE & FINANCIAL SERVICES)                                20,191
          6,083    COCA-COLA AMATIL LIMITED (FOOD & KINDRED PRODUCTS)                                                        49,199
            684    COCHLEAR LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                   OPTICAL)                                                                                                  35,374
         13,304    COLES MYER LIMITED (MISCELLANEOUS RETAIL)                                                                181,820
         14,817    COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                                 694,044
         16,775    COMMONWEALTH PROPERTY OFFICE FUND (REAL ESTATE)                                                           23,822
          5,207    COMPUTERSHARE LIMITED (BUSINESS SERVICES)                                                                 49,840
          2,135    CSL LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                                159,285
         10,789    CSR LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                              31,831
         31,435    DB RREEF TRUST (REAL ESTATE)                                                                              52,369
          2,855    DOWNER EDI LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                      17,815
         10,852    FAIRFAX MEDIA LIMITED (COMMUNICATIONS)                                                                    43,242
          1,367    FORTESCUE METALS GROUP LIMITED (METAL MINING)+                                                            39,172
         23,471    FOSTER'S GROUP LIMITED (FOOD & KINDRED PRODUCTS)                                                         126,954
          7,796    FUTURIS CORPORATION LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                      18,374
         13,810    GOODMAN FIELDER LIMITED (DURABLE GOODS - CONSUMER)                                                        28,451
         22,999    GPT GROUP (REAL ESTATE)                                                                                   90,863
          4,800    HARVEY NORMAN HOLDINGS LIMITED (GENERAL MERCHANDISE STORES)                                               21,527
          3,185    ILUKA RESOURCES LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                        16,634
          9,236    ING INDUSTRIAL FUND (REAL ESTATE)                                                                         18,323
         19,887    INSURANCE AUSTRALIA GROUP LIMITED (INSURANCE CARRIERS)                                                    96,103
         19,028    INVESTA PROPERTY GROUP (REAL ESTATE)                                                                      47,105
          5,374    JAMES HARDIE INDUSTRIES NV (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                       39,729
          1,610    LEIGHTON HOLDINGS LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                56,305
          4,210    LEND LEASE CORPORATION LIMITED (REAL ESTATE)                                                              66,174
          3,610    LION NATHAN LIMITED (FOOD & KINDRED PRODUCTS)                                                             28,371
         21,542    MACQUAIRE OFFICE TRUST (REAL ESTATE)                                                                      30,500
          7,809    MACQUARIE AIRPORTS (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                          26,747
          2,881    MACQUARIE BANK LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                              207,614
          3,606    MACQUARIE COMMUNICATIONS INFRASTRUCTURE GROUP (HOLDING & OTHER INVESTMENT OFFICES)                        19,352
         16,684    MACQUARIE GOODMAN GROUP (PROPERTIES)                                                                      95,053
         30,782    MACQUARIE INFRASTRUCTURE GROUP (HOLDING & OTHER INVESTMENT OFFICES)                                       93,949
          7,473    MAYNE GROUP LIMITED (HEALTH SERVICES)                                                                     25,849
         11,262    MIRVAC GROUP (REAL ESTATE)                                                                                54,423
          6,348    MULTIPLEX GROUP (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                           26,479
         18,706    NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                650,536
          3,862    NEWCREST MINING LIMITED (METAL MINING)                                                                    74,816
          7,297    ONESTEEL LIMITED (PRIMARY METAL INDUSTRIES)                                                               39,779
          3,603    ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                    91,015

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
AUSTRALIA (continued)
          9,836    ORIGIN ENERGY LIMITED (OIL & GAS EXTRACTION)                                                     $        82,889
          6,919    PACIFIC BRANDS LIMITED (GENERAL MERCHANDISE STORES)                                                       20,238
          4,915    PALADIN RESOURCES LIMITED (DIVERSIFIED MINING)+                                                           34,419
          5,633    PAPERLINX LIMITED (PAPER & ALLIED PRODUCTS)                                                               17,765
            501    PERPETUAL TRUSTEES AUSTRALIA LIMITED (BUSINESS SERVICES)                                                  33,347
          5,133    PUBLISHING & BROADCASTING LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                              85,295
         11,728    QANTAS AIRWAYS (TRANSPORTATION BY AIR)                                                                    55,681
          9,624    QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                         254,568
         10,476    RINKER GROUP LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                            167,329
          3,317    RIO TINTO LIMITED (METAL MINING)                                                                         277,813
          6,916    SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                     81,736
          3,072    SONIC HEALTHCARE LIMITED (HEALTH SERVICES)                                                                39,223
         17,028    STOCKLAND (REAL ESTATE)                                                                                  117,656
         10,572    SUNCORP-METWAY LIMITED (DEPOSITORY INSTITUTIONS)                                                         180,783
          6,050    TABCORP HOLDINGS LIMITED (AMUSEMENT & RECREATION SERVICES)                                                87,966
         12,456    TATTERSALL'S LIMITED (AMUSEMENT & RECREATION SERVICES)                                                    49,634
         18,267    TELSTRA CORPORATION LIMITED (COMMUNICATIONS)+                                                             48,164
         33,527    TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                             130,467
          6,234    TOLL HOLDINGS LIMITED (TRANSPORTATION SERVICES)                                                           76,587
         11,722    TRANSURBAN GROUP (SOCIAL SERVICES)                                                                        79,604
          4,369    WESFARMERS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                              169,386
         18,477    WESTFIELD GROUP (PROPERTIES)                                                                             312,670
         21,254    WESTPAC BANKING CORPORATION (DEPOSITORY INSTITUTIONS)                                                    462,372
          5,417    WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                        210,109
         14,062    WOOLWORTHS LIMITED (FOOD STORES)                                                                         321,888
          1,914    WORLEYPARSONS LIMITED (PERSONAL SERVICES)                                                                 55,172
          5,639    ZINIFEX LIMITED (METAL MINING)                                                                            89,974

                                                                                                                         10,060,459
                                                                                                                    ---------------
AUSTRIA - 0.63%
            344    ANDRITZ AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                       22,809
            266    BWIN INTERACTIVE ENTERTAINMENT AG (GAMING)+                                                                8,900
          2,167    ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG (DEPOSITORY INSTITUTIONS)                                 169,524
            138    FLUGHAFEN WIEN AG (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                                                13,657
          4,792    IMMOEAST IMMOBILIEN ANLAGEN AG (REAL ESTATE)+                                                             67,906
          5,231    IMMOFINANZ IMMOBILIEN ANLAGEN AG (REAL ESTATE)+                                                           76,534
             53    MAYR-MELNHOF KARTON AG (PAPER & ALLIED PRODUCTS)                                                          12,064
          3,447    MEINL EUROPEAN LAND LIMITED (REAL ESTATE)+                                                                98,859
          1,929    OMV AG (OIL & GAS EXTRACTION)                                                                            129,209
            410    RAIFFEISEN INTERNATIONAL BANK HOLDINGS (DEPOSITORY INSTITUTIONS)                                          65,314
            323    RHI AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                                          17,675
          4,383    TELEKOM AUSTRIA AG (COMMUNICATIONS)                                                                      109,746
            892    VERBUND - OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS AG (ELECTRIC, GAS & SANITARY SERVICES)               45,732
          1,274    VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                  107,769
            339    WIENER STAEDTISCHE ALLGEMEINE VERSICHERUNG AG (INSURANCE CARRIERS)                                        24,226
            812    WIENERBERGER AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                       60,116

                                                                                                                          1,030,040
                                                                                                                    ---------------
BELGIUM - 1.22%
          1,119    AGFA-GEVAERT NV (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                   OPTICAL)                                                                                                  29,018
            150    BARCO NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                13,943
            165    BEKAERT SA (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)              24,308
          1,890    BELGACOM SA (COMMUNICATIONS)                                                                              84,031
             75    COFINIMMO SA (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                      14,318
            194    COLRUYT SA (FOOD STORES)                                                                                  40,696
            205    COMPAGNIE MARITIME BELGE SA (WATER TRANSPORTATION)                                                        14,436
             36    D'IETEREN SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                             16,111
            902    DELHAIZE GROUP (FOOD STORES)                                                                              88,936
          6,014    DEXIA SA (DEPOSITORY INSTITUTIONS)                                                                       188,922
            231    EURONAV SA (WATER TRANSPORTATION)                                                                          8,432

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
BELGIUM (continued)
         14,225    FORTIS (DEPOSITORY INSTITUTIONS)                                                                 $       606,659
            860    GROUPE BRUXELLES LAMBERT SA (INVESTMENTS & MISCELLANEOUS FINANCIAL SERVICES)                             107,423
          2,144    INBEV NA (FOOD & KINDRED PRODUCTS)                                                                       170,713
          2,113    KBC BANK VERZEKERINGS HOLDINGS (DEPOSITORY INSTITUTIONS)                                                 286,042
            366    MOBISTAR SA (COMMUNICATIONS)                                                                              31,307
            239    OMEGA PHARMA SA (CHEMICALS & ALLIED PRODUCTS)                                                             20,777
            737    SOLVAY SA (CHEMICALS & ALLIED PRODUCTS)                                                                  116,527
          1,796    SUEZ LYONNAISE DES EAUX STRIP (ELECTRIC, GAS & SANITARY SERVICES)+                                            24
          1,178    UCB SA (CHEMICALS & ALLIED PRODUCTS)                                                                      69,913
            285    UMICORE (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                        62,207

                                                                                                                          1,994,743
                                                                                                                    ---------------
DENMARK - 0.83%
             13    A.P. MOLLER - MAERSK A/S (LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION)                  157,228
            138    BANG & OLUFSEN A/S (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                16,540
            406    CARLSBERG A/S (FOOD & KINDRED PRODUCTS)                                                                   49,251
            150    CODAN (INSURANCE CARRIERS)                                                                                16,396
            347    COLOPLAST A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                   OPTICAL)                                                                                                  28,241
            588    DANISCO A/S (FOOD & KINDRED PRODUCTS)                                                                     44,006
          5,228    DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                                214,886
          1,950    DSV A/S (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                                      38,391
            209    EAST ASIATIC COMPANY LIMITED A/S (FOOD & KINDRED PRODUCTS)                                                11,536
            523    FLSMIDTH & COMPANY A/S (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                41,281
          2,202    GN STORE NORD A/S (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                26,031
            614    H. LUNDBECK A/S (CHEMICALS & ALLIED PRODUCTS)                                                             15,634
            720    JYSKE BANK (BUSINESS SERVICES)+                                                                           52,052
            232    NKT HOLDING A/S (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                  23,165
          2,776    NOVO NORDISK A/S CLASS B (CHEMICALS & ALLIED PRODUCTS)                                                   302,924
            556    NOVOZYMES A/S CLASS B (HEALTH SERVICES)                                                                   64,717
            760    SYDBANK (DEPOSITORY INSTITUTIONS)                                                                         36,491
            183    TOPDANMARK A/S (INSURANCE CARRIERS)+                                                                      31,352
            257    TRYGVESTA A/S (WHOLESALE TRADE-DURABLE GOODS)                                                             20,239
          2,148    VESTAS WIND SYSTEMS A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                   MEDICAL & OPTICAL)                                                                                       142,200
            320    WILLIAM DEMANT HOLDING A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                   MEDICAL & OPTICAL)+                                                                                       31,835

                                                                                                                          1,364,396
                                                                                                                    ---------------
FINLAND - 1.62%
            803    AMER SPORTS OYJ (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                          19,900
            442    CARGOTEC CORPORATION (TRANSPORTATION SERVICES)                                                            27,321
          1,707    ELISA OYJ (COMMUNICATIONS)                                                                                46,715
          5,187    FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                           162,802
            732    KCI KONECRANES OYJ (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                    30,822
            738    KESKO OYJ (FOOD STORES)                                                                                   49,283
            881    KONE OYJ (BUSINESS SERVICES)                                                                              55,756
          1,457    METSO OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                        86,412
          1,497    NESTE OIL OYJ LIMITED (OIL & GAS EXTRACTION)                                                              59,011
         47,048    NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)            1,325,125
          1,200    NOKIAN RENKAAT OYJ (TRANSPORTATION EQUIPMENT)                                                             42,260
            900    OKO BANK (DEPOSITORY INSTITUTIONS)                                                                        16,773
          1,353    ORIOLA-KD OYJ (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                   OPTICAL)                                                                                                   6,263
          1,077    ORION OYJ (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)               27,025
          1,238    OUTOKUMPU OYJ (METAL MINING)                                                                              41,923
          1,000    RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)                                                                64,384
          4,961    SAMPO OYJ (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                           143,421
            840    SANOMAWSOY OYJ (MULTI MEDIA)                                                                              26,683
          6,760    STORA ENSO OYJ (PAPER & ALLIED PRODUCTS)                                                                 127,908
            881    TIETOENATOR OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  28,498
          5,966    UPM-KYMMENE OYJ (PAPER & ALLIED PRODUCTS)                                                                147,767
            630    UPONOR OYJ (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                     24,591

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
FINLAND (continued)
            789    WARTSILA OYJ (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                            $        52,186
          1,522    YIT OYJ (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                  48,100

                                                                                                                          2,660,929
                                                                                                                    ---------------
FRANCE - 9.57%
          2,071    ACCOR SA (METAL MINING)                                                                                  184,213
            398    AEROPORTS DE PARIS (TRANSPORTATION BY AIR)+                                                               46,407
          1,346    AIR FRANCE-KLM (TRANSPORTATION BY AIR)                                                                    63,014
          2,782    AIR LIQUIDE (CHEMICALS & ALLIED PRODUCTS)                                                                366,892
         26,598    ALCATEL SA (COMMUNICATIONS)                                                                              373,672
          1,191    ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                         200,238
            790    ATOS ORIGIN (BUSINESS SERVICES)+                                                                          49,591
         18,036    AXA SA (INSURANCE CARRIERS)                                                                              781,393
          9,619    BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                               1,150,348
          2,387    BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                   200,917
          1,063    BUSINESS OBJECTS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                             42,039
          1,600    CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   117,740
          6,924    CARREFOUR SA (FOOD STORES)                                                                               488,621
            502    CASINO GUICHARD-PERRACHON SA (FOOD STORES)                                                                50,958
            515    CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                                                      66,183
          3,828    COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                       431,942
          1,676    COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                235,572
          7,594    CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                             310,297
            707    DASSAULT SYSTEMES SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             44,744
          1,149    ESSILOR INTERNATIONAL SA CIE GENERALE D'OPTIQUE (MEASURING, ANALYZING & CONTROLLING
                   INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                            137,426
         19,553    FRANCE TELECOM SA (COMMUNICATIONS)                                                                       539,868
          2,300    GAZ DE FRANCE (GAS DISTRIBUTION)                                                                         116,704
            159    GECINA SA (REAL ESTATE)                                                                                   26,685
          5,096    GROUPE DANONE (FOOD & KINDRED PRODUCTS)                                                                  413,970
            749    HERMES INTERNATIONAL (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
                   MATERIALS)                                                                                                85,063
            376    ICADE (REAL ESTATE)+                                                                                      29,160
            357    IMERYS SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                        36,292
            214    KLEPIERRE (REAL ESTATE)                                                                                   36,474
          2,877    L'OREAL SA (APPAREL & ACCESSORY STORES)                                                                  341,883
          1,727    LAFARGE SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                      316,486
          1,415    LAGARDERE SCA (COMMUNICATIONS)                                                                           123,431
          2,823    LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                  326,831
            764    M6 METROPOLE TELEVISION (COMMUNICATIONS)                                                                  24,951
            368    NEOPOST SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                       54,046
              1    NYSE EURONEXT (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                   74
          1,450    PAGESJAUNES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                 30,556
          1,038    PERNOD-RICARD (FOOD & KINDRED PRODUCTS)                                                                  230,287
          1,783    PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                              144,262
            885    PPR SA (APPAREL & ACCESSORY STORES)                                                                      155,188
          1,626    PUBLICIS GROUPE (COMMUNICATIONS)                                                                          71,853
          2,135    RENAULT SA (TRANSPORTATION EQUIPMENT)                                                                    344,472
          2,049    SAFRAN SA (NATIONAL SECURITY & INTERNATIONAL AFFAIRS)                                                     52,664
         11,694    SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                          951,221
          2,492    SCHNEIDER ELECTRIC SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                               351,211
              6    SCOR NON REGROUPE (INSURANCE CARRIERS)                                                                        17
          1,176    SCOR REGROUPE (INSURANCE CARRIERS)                                                                        32,056
            315    SOCIETE BIC SA (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                           23,261
            225    SOCIETE DES AUTOROUTES PARIS-RHIN-RHONE (TRANSPORTATION SERVICES)                                         22,900
          4,236    SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                               788,492
          1,376    SOCIETE TELEVISION FRANCAISE 1 (COMMUNICATIONS)                                                           47,807
          1,107    SODEXHO ALLIANCE SA (FOOD & KINDRED PRODUCTS)                                                             79,633
         11,753    SUEZ SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                 675,895
          1,243    TECHNIP SA (OIL & GAS EXTRACTION)                                                                        103,128
          1,026    THALES SA (TRANSPORTATION BY AIR)                                                                         62,933
          3,012    THOMSON (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                                  57,602
         24,744    TOTAL SA (OIL & GAS EXTRACTION)                                                                        2,018,100

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
FRANCE (continued)
            537    UNIBAIL (REAL ESTATE)                                                                            $       138,202
            812    VALEO SA (TRANSPORTATION EQUIPMENT)                                                                       43,751
            548    VALLOUREC (HEALTH SERVICES)                                                                              176,679
          3,984    VEOLIA ENVIRONNEMENT (ELECTRIC, GAS & SANITARY SERVICES)                                                 312,878
          4,578    VINCI SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                 343,760
         13,332    VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                    575,792
            521    ZODIAC SA (TRANSPORTATION BY AIR)                                                                         40,123

                                                                                                                         15,688,848
                                                                                                                    ---------------
GERMANY - 7.98%
          2,373    ADIDAS-SALOMON AG (APPAREL & ACCESSORY STORES)                                                           150,246
          5,199    ALLIANZ SE (INSURANCE CARRIERS)                                                                        1,221,485
            815    ALTANA AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)               19,712
            732    ARCANDOR AG (GENERAL MERCHANDISE STORES)                                                                  24,788
          5,784    BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                    761,232
          8,391    BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)               637,119
          1,013    BEIERSDORF AG (APPAREL & ACCESSORY STORES)                                                                72,446
            442    BILFINGER BERGER AG (BUILDING & CONSTRUCTION)                                                             39,393
            983    CELESIO AG (WHOLESALE TRADE-DURABLE GOODS)                                                                64,048
          7,196    COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                                 345,653
          1,508    CONTINENTAL AG (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                213,163
         10,562    DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                            980,507
          5,966    DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                               870,535
          2,352    DEUTSCHE BOERSE AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                         266,604
          2,658    DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                                             74,684
            959    DEUTSCHE POSTBANK AG (DEPOSITORY INSTITUTIONS)                                                            84,458
         32,723    DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                     606,318
            392    DOUGLAS HOLDING AG (APPAREL & ACCESSORY STORES)                                                           25,589
          7,154    E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                            1,203,452
          2,208    FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)                                                              101,995
            737    HEIDELBERGER DRUCKMASCHINEN AG (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                 35,840
          2,082    HENKEL KGAA (APPAREL & ACCESSORY STORES)                                                                 110,151
            486    HOCHTIEF AG (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                              53,076
          1,567    HYPO REAL ESTATE HOLDING AG (DEPOSITORY INSTITUTIONS)                                                    101,823
          8,739    INFINEON TECHNOLOGIES AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)+                                                                                     145,601
          1,008    IVG IMMOBILIEN AG (REAL ESTATE)                                                                           39,469
          1,284    LINDE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                             155,102
          1,296    MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                          187,265
            716    MERCK KGAA (CHEMICALS & ALLIED PRODUCTS)                                                                  98,894
          1,894    METRO AG (FOOD STORES)                                                                                   157,600
            745    MLP AG (HOLDING & OTHER INVESTMENT OFFICES)                                                               14,369
          2,507    MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)                                       462,108
            101    PORSCHE AG (TRANSPORTATION EQUIPMENT)                                                                    180,716
            755    PREMIERE AG (ENTERTAINMENT)+                                                                              17,985
            948    PROSIEBENSAT.1 MEDIA AG (COMMUNICATIONS)                                                                  37,568
            432    RHEINMETALL BERLIN (MACHINERY)                                                                            40,332
          5,141    RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                               549,621
            452    RWE AG NON-VOTING PREFERRED (ELECTRIC, GAS & SANITARY SERVICES)                                           45,338
            492    SALZGITTER AG (STEEL PRODUCERS, PRODUCTS)                                                                 95,550
         10,249    SAP AG (BUSINESS SERVICES)                                                                               528,090
          9,723    SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                         1,402,423
            872    SOLARWORLD AG (ENERGY)                                                                                    40,363
            815    SUEDZUCKER AG (FOOD & KINDRED PRODUCTS)                                                                   18,134
          4,137    THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                               247,095
          2,537    TUI AG (TRANSPORTATION BY AIR)                                                                            70,460
          1,965    VOLKSWAGEN AG (TRANSPORTATION EQUIPMENT)                                                                 314,091
          1,230    VOLKSWAGEN AG PREFERRED (TRANSPORTATION EQUIPMENT)                                                       128,435
            365    WINCOR NIXDORF AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                33,988

                                                                                                                         13,074,914
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                          VALUE
GREECE - 0.67%
          4,479    ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                          $       141,247
          1,250    COCA-COLA HELLENIC BOTTLING COMPANY SA (FOOD & KINDRED PRODUCTS)                                          57,522
          1,250    COSMOTE MOBILE COMMUNICATIONS SA (COMMUNICATIONS)                                                         38,709
          3,228    EFG EUROBANK ERGASIAS SA (DEPOSITORY INSTITUTIONS)                                                       105,729
            200    FOLLIE SA (APPAREL & ACCESSORY STORES)                                                                     8,121
            690    HELLENIC EXCHANGES SA HOLDING (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)               18,117
          1,260    HELLENIC PETROLEUM SA (OIL & GAS EXTRACTION)                                                              20,328
          1,380    HELLENIC TECHNODOMIKI TEV SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)              18,117
          3,720    HELLENIC TELECOMMUNICATIONS ORGANIZATION SA (COMMUNICATIONS)                                             115,298
            558    MOTOR OIL (HELLAS) CORINTH REFINERIES SA (PETROLEUM REFINING & RELATED INDUSTRIES)                        14,682
          4,664    NATIONAL BANK OF GREECE SA (DEPOSITORY INSTITUTIONS)                                                     267,651
          2,610    OPAP SA (AMUSEMENT & RECREATION SERVICES)                                                                 92,552
          2,975    PIRAEUS BANK SA (DEPOSITORY INSTITUTIONS)                                                                108,958
          1,210    PUBLIC POWER CORPORATION SA (ELECTRIC, GAS & SANITARY SERVICES)                                           34,228
            710    TITAN CEMENT COMPANY SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                          41,129
            980    VIOHALCO SA (BUSINESS SERVICES)                                                                           15,253

                                                                                                                          1,097,641
                                                                                                                    ---------------

HONG KONG - 1.68%
          2,500    ASM PACIFIC TECHNOLOGY (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                       18,112
         16,851    BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                       94,824
         23,000    BELLE INTERNATIONAL HOLDINGS LIMITED (APPAREL & ACCESSORY STORES)+                                        25,385
         43,500    BOC HONG KONG HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                 103,587
         11,000    CATHAY PACIFIC AIRWAYS LIMITED (TRANSPORTATION BY AIR)                                                    27,376
         17,000    CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                               222,631
          6,000    CHEUNG KONG INFRASTRUCTURE HOLDINGS LIMITED (HEAVY CONSTRUCTION OTHER THAN BUILDING
                   CONSTRUCTION CONTRACTS)                                                                                   22,138
         15,000    CLP HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                 100,618
         12,000    ESPRIT HOLDINGS LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                              152,241
         25,000    FOXCONN INTERNATIONAL HOLDINGS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                          71,619
         18,000    GIORDANO INTERNATIONAL LIMITED (APPAREL & ACCESSORY STORES)                                                8,886
         21,000    HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                                72,380
          8,900    HANG SENG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                         120,424
          9,000    HENDERSON LAND DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                  61,291
         42,200    HONG KONG & CHINA GAS COMPANY LIMITED (OIL & GAS EXTRACTION)                                              88,942
         12,000    HONG KONG EXCHANGES & CLEARING LIMITED (BUSINESS SERVICES)                                               169,583
         16,000    HONGKONG ELECTRIC HOLDINGS (ELECTRIC, GAS & SANITARY SERVICES)                                            80,724
          8,000    HOPEWELL HOLDINGS (REAL ESTATE)                                                                           32,638
         16,000    HUTCHISON TELECOMMUNICATIONS INTERNATIONAL LIMITED (TELECOMMUNICATIONS)+                                  20,626
         24,000    HUTCHISON WHAMPOA (DIVERSIFIED OPERATIONS)                                                               238,336
          8,313    HYSAN DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                           22,114
         17,000    JOHNSON ELECTRIC HOLDINGS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                 9,436
          6,337    KERRY PROPERTIES LIMITED (REAL ESTATE)                                                                    39,793
          6,000    KINGBOARD CHEMICALS HOLDINGS (CHEMICALS & ALLIED PRODUCTS)                                                27,624
         24,200    LI & FUNG LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                     87,123
         25,000    LINK REIT (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                         55,313
         10,000    MELCO INTERNATIONAL DEVELOPMENT LIMITED (DIVERSIFIED OPERATIONS)                                          14,835
         17,192    MTR CORPORATION (RAILROAD TRANSPORTATION)                                                                 40,720
         29,546    NEW WORLD DEVELOPMENT LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)            73,910
          2,200    ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                              21,496
         48,000    PCCW LIMITED (COMMUNICATIONS)                                                                             29,527
         12,000    SHANGRI-LA ASIA LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                              29,006
         21,500    SHUI ON LAND LTD (REAL ESTATE)+                                                                           19,275
         12,000    SHUN TAK HOLDINGS LIMITED (REAL ESTATE)                                                                   17,649
         16,915    SINO LAND COMPANY (REAL ESTATE)                                                                           35,218
         16,000    SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                            192,552
          9,500    SWIRE PACIFIC LIMITED (BUSINESS SERVICES)                                                                105,580
         14,000    TECHTRONIC INDUSTRIES COMPANY (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)         18,692
          3,000    TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                           21,102
         10,000    TENCENT HOLDINGS LIMITED (COMMUNICATIONS)                                                                 40,285
         20,000    TINGYI (CAYMAN ISLANDS) HOLDING CORPORATION (FOOD & KINDRED PRODUCTS)                                     23,250
         15,000    WHARF HOLDINGS LIMITED (BUSINESS SERVICES)                                                                59,949
          2,000    WING HANG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                          22,112

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                          VALUE
HONG KONG (continued)
          6,500    YUE YUEN INDUSTRIAL HOLDINGS LIMITED (APPAREL & ACCESSORY STORES)                                $        20,159

                                                                                                                          2,759,081
                                                                                                                    ---------------

IRELAND - 0.95%
         10,144    ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                                         277,472
         11,247    BANK OF IRELAND (DEPOSITORY INSTITUTIONS)                                                                227,421
          3,586    C&C GROUP PLC (EATING & DRINKING PLACES)                                                                  48,438
          6,300    CRH PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                         312,335
            927    DCC PLC (BUSINESS SERVICES)                                                                               31,304
          4,126    DEPFA BANK PLC (DEPOSITORY INSTITUTIONS)                                                                  73,155
          4,989    ELAN CORPORATION PLC (CHEMICALS & ALLIED PRODUCTS)+                                                      108,713
         11,843    EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                               149,708
          2,819    GRAFTON GROUP PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                     40,291
          2,029    GREENCORE GROUP PLC (FOOD & KINDRED PRODUCTS)                                                             15,378
          1,332    IAWS GROUP PLC (AGRICULTURAL PRODUCTION CROPS)                                                            27,943
          6,748    INDEPENDENT NEWS & MEDIA PLC (COMMUNICATIONS)                                                             34,249
          3,209    IRISH LIFE & PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                           81,175
          1,603    KERRY GROUP PLC (FOOD & KINDRED PRODUCTS)                                                                 44,910
          1,565    KINGSPAN GROUP PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                    43,973
            591    PADDY POWER PLC (AMUSEMENT & RECREATION SERVICES)                                                         18,454
            624    RYANAIR HOLDINGS PLC ADR (TRANSPORTATION BY AIR)+                                                         23,556

                                                                                                                          1,558,475
                                                                                                                    ---------------

ITALY - 3.72%
          4,890    ALLEANZA ASSICURAZIONI SPA (INSURANCE CARRIERS)                                                           64,066
          1,559    ARNOLDO MONDADORI EDITORE SPA (COMMUNICATIONS)                                                            15,298
         12,179    ASSICURAZIONI GENERALI SPA (INSURANCE CARRIERS)                                                          490,564
          2,960    ATLANTIA SPA (SOCIAL SERVICES)                                                                            98,633
          1,178    AUTOGRILL SPA (EATING & DRINKING PLACES)                                                                  25,016
         12,879    BANCA MONTE DEI PASCHI DI SIENA SPA (DEPOSITORY INSTITUTIONS)                                             87,417
          4,793    BANCA POPOLARE DI MILANO SCARL (DEPOSITORY INSTITUTIONS)                                                  73,434
          4,387    BANCO POPOLARE DI VERONA E NOVARA SCRL (DEPOSITORY INSTITUTIONS)                                         126,709
          1,727    BULGARI SPA (APPAREL & ACCESSORY STORES)                                                                  27,839
         19,720    CAPITALIA SPA (DEPOSITORY INSTITUTIONS)                                                                  196,706
         49,929    ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                             538,924
         29,904    ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                      1,088,743
          8,158    FIAT SPA (TRANSPORTATION EQUIPMENT)                                                                      243,686
          3,474    FINMECCANICA SPA (TRANSPORTATION BY AIR)                                                                 107,340
            869    FONDIARIA SAI SPA (INSURANCE-MULTI LINE)                                                                  42,212
         88,321    INTESA SANPAOLO (DEPOSITORY INSTITUTIONS)                                                                661,048
         10,900    INTESA SANPAOLO RNC (DEPOSITORY INSTITUTIONS)                                                             76,566
            820    ITALCEMENTI SPA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                  25,437
            759    LOTTOMATICA SPA (AMUSEMENT & RECREATION SERVICES)                                                         30,315
          1,613    LUXOTTICA GROUP SPA (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                   OPTICAL)                                                                                                  62,830
          8,975    MEDIASET SPA (COMMUNICATIONS)                                                                             92,987
          5,713    MEDIOBANCA SPA (DEPOSITORY INSTITUTIONS)                                                                 130,366
          2,954    MEDIOLANUM SPA (INSURANCE CARRIERS)                                                                       24,708
         17,923    PARMALAT SPA (FOOD & KINDRED PRODUCTS)+                                                                   76,170
         33,261    PIRELLI & COMPANY SPA (TRANSPORTATION EQUIPMENT)                                                          39,795
         47,258    SEAT PAGINE GIALLE SPA (COMMUNICATIONS)                                                                   28,431
         10,118    SNAM RETE GAS SPA (OIL & GAS EXTRACTION)                                                                  60,049
         70,440    TELECOM ITALIA RNC SPA (COMMUNICATIONS)                                                                  156,639
        123,968    TELECOM ITALIA SPA (COMMUNICATIONS)                                                                      340,603
         14,027    TERNA SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                             48,601
         89,734    UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                        805,219
          6,977    UNIONE DI BANCHE ITALIANE SCPA (DEPOSITORY INSTITUTIONS)                                                 178,002
         10,803    UNIPOL PREFERRED (INSURANCE COMPANIES)                                                                    37,175

                                                                                                                          6,101,528
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                          VALUE
JAPAN - 20.77%
          4,000    77 BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                        $        25,990
              2    ACCESS COMPANY LIMITED (INTERNET SOFTWARE)+                                                                6,059
            830    ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                 29,796
            400    ADERANS COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                       8,430
          1,900    ADVANTEST CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                82,867
          7,400    AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                              137,632
          1,100    AEON CREDIT SERVICE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                  17,457
            600    AEON MALL COMPANY LIMITED (REAL ESTATE)                                                                   18,469
            900    AIFUL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                    25,876
          2,200    AISIN SEIKI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                    80,942
          7,000    AJINOMOTO COMPANY INCORPORATED (FOOD & KINDRED PRODUCTS)                                                  80,788
            300    ALFRESA HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                          20,930
          8,000    ALL NIPPON AIRWAYS COMPANY LIMITED (TRANSPORTATION BY AIR)                                                30,473
          2,000    ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                       20,012
          4,000    AMADA COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                            50,063
            700    AOYAMA TRADING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                               21,547
          4,700    ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)                                                         72,948
         11,000    ASAHI GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)          148,662
         14,000    ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                     92,102
            300    ASATSU-DK INCORPORATED (COMMUNICATIONS)                                                                   10,160
          2,000    ASICS CORPORATION (FOOTWEAR)                                                                              24,739
          6,200    ASTELLAS PHARMA INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                               269,905
            300    AUTOBACS SEVEN COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                            9,381
          3,000    BANK OF KYOTO LIMITED (DEPOSITORY INSTITUTIONS)                                                           35,988
         14,000    BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                        98,242
            800    BENESSE CORPORATION (EDUCATIONAL SERVICES)                                                                23,196
          7,100    BRIDGESTONE CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                 152,236
         12,300    CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                               722,266
          1,000    CANON MARKETING JAPAN INCORPORATED (WHOLESALE TRADE-DURABLE GOODS)                                        20,467
          2,800    CASIO COMPUTER COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                   43,754
          2,000    CENTRAL GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                   DEALERS)                                                                                                  11,192
             18    CENTRAL JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                  190,051
          9,000    CHIBA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                              79,968
          2,000    CHIYODA CORPORATION (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                     38,173
          7,700    CHUBU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                            204,499
          3,300    CHUGAI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                       59,366
            500    CIRCLE K SUNKUS COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                               8,731
          4,400    CITIZEN HOLDINGS COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                             39,703
            600    COCA-COLA WEST JAPAN COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                            13,961
          1,000    COMSYS HOLDINGS CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)              11,590
          1,900    CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                      49,535
            800    CSK HOLDINGS CORPORATION (BUSINESS SERVICES)                                                              28,199
          7,000    DAI NIPPON PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                           104,552
          3,000    DAICEL CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                          19,565
          4,000    DAIDO STEEL COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                       27,322
          1,000    DAIFUKU COMPANY LIMITED (MACHINERY)                                                                       13,815
          8,100    DAIICHI SANKYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                             215,123
          2,600    DAIKIN INDUSTRIES LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)             94,814
          2,000    DAIMARU INCORPORATED (APPAREL & ACCESSORY STORES)                                                         23,927
          8,000    DAINIPPON INK & CHEMICALS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                      30,928
          2,000    DAINIPPON SCREEN MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                   COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                    15,123
          1,000    DAITO TRUST CONSTRUCTION COMPANY LIMITED (REAL ESTATE)                                                    47,675
          6,000    DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                   BUILDERS)                                                                                                 85,864
         15,000    DAIWA SECURITIES GROUP INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                                 159,959
          6,000    DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                                         27,046
          5,600    DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                                             219,224
             21    DENTSU INCORPORATED (BUSINESS SERVICES)                                                                   59,525
          3,000    DOWA MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                    32,041
             14    eACCESS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   8,380
             39    EAST JAPAN RAILWAY COMPANY (RAILROADS)                                                                   300,914

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                          VALUE
JAPAN (continued)
          4,000    EBARA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                       $        18,388
          1,000    EDION CORPORATION (ELECTRONIC)                                                                            13,003
          2,900    EISAI COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                      126,717
          1,680    ELECTRIC POWER DEVELOPMENT COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                            66,859
          1,100    ELPIDA MEMORY INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                      48,512
            800    FAMILYMART COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                   21,117
          2,100    FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)          216,950
            600    FAST RETAILING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                               42,737
          7,000    FUJI ELECTRIC HOLDINGS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
                   HOME DEALERS)                                                                                             35,590
              5    FUJI TELEVISION NETWORK INCORPORATED (COMMUNICATIONS)                                                     10,071
          5,700    FUJIFILM HOLDINGS CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                   MEDICAL & OPTICAL)                                                                                       255,082
          4,000    FUJIKURA LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                   OPTICAL)                                                                                                  29,791
            400    FUJISOFT INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             9,421
         21,000    FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 154,867
          7,000    FUKUOKA FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                            46,278
          7,000    FURUKAWA ELECTRIC COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                   PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                          38,717
            700    GLORY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                    15,350
             18    GOODWILL GROUP INCORPORATED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                     6,199
          4,000    GUNMA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                              26,932
          2,000    GUNZE LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                   11,695
            320    HAKUHODO DY HOLDINGS INCORPORATED (CONSUMER SERVICES)                                                     21,156
          2,000    HANKYU DEPARTMENT STORES (APPAREL & ACCESSORY STORES)                                                     21,312
         13,800    HANKYU HANSHIN HOLDINGS INCORPORATED (RAILROAD TRANSPORTATION)                                            72,965
          9,000    HASEKO CORPORATION (RESIDENTIAL)+                                                                         26,680
            300    HIKARI TSUSHIN INCORPORATED (MISCELLANEOUS RETAIL)                                                        12,621
          3,000    HINO MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                            17,957
            300    HIROSE ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                                39,521
          2,000    HITACHI CABLE LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
                   & OPTICAL)                                                                                                11,728
            400    HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                           6,101
          1,300    HITACHI CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                            29,458
          1,100    HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                   EQUIPMENT)                                                                                                38,327
            800    HITACHI HIGH-TECHNOLOGIES CORPORATION (MACHINERY)                                                         20,792
         39,000    HITACHI LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 277,157
          2,200    HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                   COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                    47,797
         15,000    HOKUHOKU FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                           48,609
         18,000    HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                   657,868
          1,000    HOUSE FOODS CORPORATION (FOOD & KINDRED PRODUCTS)                                                         15,375
          4,800    HOYA CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                   OPTICAL)                                                                                                 159,448
          1,500    IBIDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                       96,975
            200    IDEMITSU KOSAN COMPANY LIMITED (OIL & GAS EXTRACTION)                                                     22,416
              9    INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)                                                       84,061
          2,200    ISETAN COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                       36,183
         15,000    ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)             54,822
            700    ITO EN LIMITED (EATING & DRINKING PLACES)                                                                 23,025
         17,000    ITOCHU CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                                   197,165
            400    ITOCHU TECHNO-SCIENCE CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                15,724
            400    JAFCO COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                18,453
         11,000    JAPAN AIRLINES CORPORATION (TRANSPORTATION BY AIR)                                                        20,727
            200    JAPAN PETROLEUM EXPLORATION COMPANY (OIL & GAS EXTRACTION)                                                14,148
              6    JAPAN PRIME REALTY INVESTMENT CORPORATION (REAL ESTATE INVESTMENT TRUSTS (REITS))                         23,440
              4    JAPAN REAL ESTATE INVESTMENT CORPORATION (REAL ESTATE INVESTMENT TRUSTS (REITS))                          47,107
              4    JAPAN RETAIL FUND INVESTMENT CORPORATION (REAL ESTATE INVESTMENT TRUSTS (REITS))                          34,761
          4,000    JAPAN STEEL WORKS (MACHINERY)                                                                             61,076
             52    JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                            256,780
          6,400    JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)                                                     398,684
          2,000    JGC CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                          37,523
          8,000    JOYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                               49,771
          2,200    JSR CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                             53,157
          2,400    JTEKT CORPORATION (TRANSPORTATION EQUIPMENT)                                                              43,468
             13    K.K. DAVINCI ADVISORS (CONSULTING SERVICES)+                                                              11,403

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                          VALUE
JAPAN (continued)
         11,000    KAJIMA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)              $        46,099
          3,000    KAMIGUMI COMPANY LIMITED (TRANSPORTATION SERVICES)                                                        26,022
          3,000    KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                          25,170
          8,900    KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                           210,709
          2,000    KANSAI PAINT COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                17,527
          6,000    KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                            155,452
         16,000    KAWASAKI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                65,494
          6,000    KAWASAKI KISEN KAISHA LIMITED (WATER TRANSPORTATION)                                                      73,438
             28    KDDI CORPORATION (COMMUNICATIONS)                                                                        207,626
          5,000    KEIHIN ELECTRIC EXPRESS RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                 33,056
          6,000    KEIO CORPORATION (RAILROAD TRANSPORTATION)                                                                39,959
          3,000    KEISEI ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                         17,592
            400    KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                87,488
          2,000    KIKKOMAN CORPORATION (FOOD & KINDRED PRODUCTS)                                                            29,758
          2,000    KINDEN CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                       17,381
         19,000    KINTETSU CORPORATION (RAILROAD TRANSPORTATION)                                                            57,251
          9,000    KIRIN BREWERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                  134,717
         30,000    KOBE STEEL LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)              114,030
          1,000    KOKUYO COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                   11,744
         10,300    KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 299,484
          1,000    KOMORI CORPORATION (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                             23,472
          1,100    KONAMI CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               25,239
          5,500    KONICA MINOLTA HOLDINGS INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                   PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                          81,255
            400    KOSE CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                 11,338
         13,000    KUBOTA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                              105,584
          4,000    KURARAY COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                           46,944
          1,300    KURITA WATER INDUSTRIES LIMITED (ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS)              40,861
          1,900    KYOCERA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                               202,770
          4,000    KYOWA HAKKO KOGYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                           37,783
          4,400    KYUSHU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                           115,427
            800    LAWSON INCORPORATED (GENERAL MERCHANDISE STORES)                                                          27,679
          1,500    LEOPALACE 21 CORPORATION (REAL ESTATE)                                                                    51,289
            300    MABUCHI MOTOR COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                       18,396
          1,300    MAKITA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                57,860
         18,000    MARUBENI CORPORATION (BUSINESS SERVICES)                                                                 148,386
          3,800    MARUI COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                        47,992
          1,700    MATSUI SECURITIES COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)                                   15,229
            500    MATSUMOTOKIYOSHI COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                             10,985
         23,000    MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT
                   STORES)                                                                                                  456,731
          4,000    MATSUSHITA ELECTRIC WORKS LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                   DEALERS)                                                                                                  51,200
          2,000    MEDICEO PALTAC HOLDINGS COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                               30,668
          3,000    MEIJI DAIRIES CORPORATION (FOOD & KINDRED PRODUCTS)                                                       19,127
          4,000    MEIJI SEIKA KAISHA LIMITED (FOOD & KINDRED PRODUCTS)                                                      18,290
            400    MEITEC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               11,468
          9,200    MILLEA HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                        378,087
          4,000    MINEBEA COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                       22,644
         13,500    MITSUBISHI CHEMICAL HOLDINGS CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                   124,118
         15,600    MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                               409,243
         22,000    MITSUBISHI ELECTRIC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                 204,053
         14,000    MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                          380,914
          4,000    MITSUBISHI GAS CHEMICAL COMPANY INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                36,613
         37,000    MITSUBISHI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                             237,702
          1,000    MITSUBISHI LOGISTICS CORPORATION (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                             16,487
         12,000    MITSUBISHI MATERIALS CORPORATION (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)               65,592
          6,000    MITSUBISHI RAYON COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                  42,835
          3,000    MITSUBISHI SECURITIES COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                   SERVICES)                                                                                                 33,697
             93    MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                  1,027,249
            460    MITSUBISHI UFJ SECURITIES COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                            20,698
         18,000    MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                 358,904
          7,000    MITSUI CHEMICALS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                               53,271
          8,000    MITSUI ENGINEERING & SHIPBUILDING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                              42,818

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
JAPAN (continued)
         10,000    MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                     $       281,015
          7,000    MITSUI MINING & SMELTING COMPANY LIMITED (METAL MINING)                                                   32,747
         12,000    MITSUI O.S.K. LINES LIMITED (WATER TRANSPORTATION)                                                       163,151
         14,000    MITSUI SUMITOMO INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                           179,882
          8,000    MITSUI TRUST HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                              69,783
          5,000    MITSUKOSHI LIMITED (APPAREL & ACCESSORY STORES)                                                           25,056
            800    MITSUMI ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                                28,719
            109    MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                                            755,143
          2,300    MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                               173,539
          2,600    NAMCO BANDAI HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                      41,093
         23,000    NEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                               119,180
            500    NEC ELECTRONICS CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)+                                                                                      13,157
          3,000    NGK INSULATORS LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                       73,827
          2,000    NGK SPARK PLUG COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                 34,843
          2,000    NHK SPRING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                     19,281
          2,000    NICHIREI CORPORATION (FOOD & KINDRED PRODUCTS)                                                            10,315
          1,300    NIDEC CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                                         76,443
          4,500    NIKKO CORDIAL CORPORATION (FINANCIAL)                                                                     58,879
          3,000    NIKON CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                   OPTICAL)                                                                                                  83,817
          1,100    NINTENDO COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                      402,924
              5    NIPPON BUILDING FUND INCORPORATED (REAL ESTATE INVESTMENT TRUSTS (REITS))                                 69,442
          4,000    NIPPON ELECTRIC GLASS COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                            70,660
          9,000    NIPPON EXPRESS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                               51,241
          2,000    NIPPON KAYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                               15,854
          6,000    NIPPON LIGHT METAL COMPANY LIMITED (METAL MINING)                                                         15,691
          2,000    NIPPON MEAT PACKERS INCORPORATED (FOOD & KINDRED PRODUCTS)                                                24,203
         10,500    NIPPON MINING HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                                               100,800
         14,000    NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                            130,307
             11    NIPPON PAPER GROUP INCORPORATED (PAPER & ALLIED PRODUCTS)                                                 36,629
          5,000    NIPPON SHEET GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
                   HOME DEALERS)                                                                                             22,863
          1,000    NIPPON SHOKUBAI COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                              8,893
         66,000    NIPPON STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                                                      465,283
             60    NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                                266,558
         12,000    NIPPON YUSEN KABUSHIKI KAISHA (WATER TRANSPORTATION)                                                     110,229
          7,000    NISHI-NIPPON CITY BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                  25,641
          4,000    NISHIMATSU CONSTRUCTION COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                   OPERATIVE BUILDERS)                                                                                       14,132
          2,000    NISSAN CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                          23,537
         26,100    NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                            280,025
          2,500    NISSHIN SEIFUN GROUP INCORPORATED (FOOD & KINDRED PRODUCTS)                                               24,751
         10,000    NISSHIN STEEL COMPANY LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                   EQUIPMENT)                                                                                                45,726
          2,000    NISSHINBO INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                                 27,972
          1,100    NISSIN FOOD PRODUCTS COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                            36,897
            450    NITORI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                   22,477
          1,900    NITTO DENKO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                     95,984
          1,400    NOK CORPORATION (TRANSPORTATION EQUIPMENT)                                                                29,563
         20,400    NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)               397,645
            600    NOMURA REAL ESTATE HOLDINGS INCORPORATED (REAL ESTATE)                                                    19,541
              3    NOMURA REAL ESTATE OFFICE FUND (REAL ESTATE INVESTMENT TRUSTS (REITS))                                    32,406
          1,300    NOMURA RESEARCH INSTITUTE LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                38,327
          5,000    NSK LIMITED (PRIMARY METAL INDUSTRIES)                                                                    51,817
          5,000    NTN CORPORATION (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                  43,168
             15    NTT DATA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                71,269
            188    NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                 297,746
             13    NTT URBAN DEVELOPMENT CORPORATION (REAL ESTATE)                                                           25,235
          7,000    OBAYASHI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                     38,205
             80    OBIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             15,821
          7,000    ODAKYU ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                         43,208
          9,000    OJI PAPER COMPANY LIMITED (PAPER & ALLIED PRODUCTS)                                                       43,785
          7,000    OKI ELECTRIC INDUSTRY COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                                13,019

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
JAPAN (continued)
          2,000    OKUMA CORPORATION (MACHINERY)                                                                    $        31,691
          2,000    OKUMURA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                      10,250
          3,000    OLYMPUS CORPORATION (GENERAL MERCHANDISE STORES)                                                         117,198
          2,600    OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                68,418
          2,000    ONWARD KASHIYAMA COMPANY LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
                   SIMILAR MATERIALS)                                                                                        25,551
            300    ORACLE CORPORATION JAPAN (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                         13,255
            600    ORIENTAL LAND COMPANY LIMITED (AMUSEMENT & RECREATION SERVICES)                                           31,334
          1,040    ORIX CORPORATION (MISCELLANEOUS RETAIL)                                                                  274,095
         23,000    OSAKA GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                             85,555
          1,100    OSG CORPORATION (MACHINE & MACHINE TOOLS)                                                                 15,170
            200    OTSUKA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               19,021
          1,100    PARK24 COMPANY LIMITED (COMMERCIAL SERVICES)                                                              11,078
          1,700    PIONEER CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                      23,155
            900    PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                              27,777
          1,300    QP CORPORATION (FOOD & KINDRED PRODUCTS)                                                                  12,501
             75    RAKUTEN INCORPORATED (COMMUNICATIONS)                                                                     25,279
             65    RESONA HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                                   155,736
          8,000    RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                               185,178
            500    RINNAI CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                    15,635
          1,200    ROHM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                               106,721
              4    ROUND ONE CORPORATION (AMUSEMENT & RECREATION SERVICES)                                                    7,277
            300    RYOHIN KEIKAKU COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                     18,591
          1,000    SANKEN ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                                 9,706
            600    SANKYO COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                25,291
            900    SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                       21,929
          2,000    SANWA SHUTTER CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)             11,598
         18,000    SANYO ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                  29,531
              3    SAPPORO HOKUYO HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                            33,137
          3,000    SAPPORO HOLDINGS LIMITED (EATING & DRINKING PLACES)                                                       19,078
             15    SBI E*TRADE SECURITIES COMPANY LIMITED (FINANCE & FINANCIAL SERVICES)                                     15,959
            107    SBI HOLDINGS INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                                            34,023
          2,400    SECOM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                               113,251
          2,100    SEGA SAMMY HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                        34,026
          1,600    SEIKO EPSON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                       46,392
          2,000    SEINO HOLDINGS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                               18,956
          5,000    SEKISUI CHEMICAL COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                   BUILDERS)                                                                                                 38,701
          5,000    SEKISUI HOUSE LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                    66,802
          9,520    SEVEN & I HOLDINGS COMPANY LIMITED (FOOD STORES)                                                         272,166
         11,000    SHARP CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                               209,056
            500    SHIMACHU COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                           13,482
            200    SHIMAMURA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                    21,377
            800    SHIMANO INCORPORATED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                     27,484
          7,000    SHIMIZU CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                      40,650
          4,700    SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                         336,301
            800    SHINKO ELECTRIC INDUSTRIES (ELECT COMPONENTS-SEMICONDUCTORS)                                              17,283
          6,000    SHINKO SECURITIES COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                   SERVICES)                                                                                                 31,090
         17,000    SHINSEI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                            68,759
          3,000    SHIONOGI & COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                  48,975
          4,000    SHISEIDO COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                     85,442
          7,000    SHIZUOKA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                           71,066
         13,000    SHOWA DENKO KK (CHEMICALS & ALLIED PRODUCTS)                                                              47,090
          2,400    SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                              29,804
            600    SMC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  79,919
          8,600    SOFTBANK CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                                185,795
         11,200    SOJITZ HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                           50,212
         10,000    SOMPO JAPAN INSURANCE INCORPORATED (INSURANCE CARRIERS)                                                  122,558
         11,500    SONY CORPORATION (ELECTRONIC)                                                                            591,228
          1,700    STANLEY ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                 37,003
          1,300    SUMCO CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                65,356
          2,000    SUMITOMO BAKELITE COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                           14,018
         17,000    SUMITOMO CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                          114,323
         12,400    SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                       226,599

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
JAPAN (continued)
          8,400    SUMITOMO ELECTRIC INDUSTRIES LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                   PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                 $       125,258
          7,000    SUMITOMO HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                79,423
         47,000    SUMITOMO METAL INDUSTRIES LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                   TRANSPORTATION EQUIPMENT)                                                                                277,133
          6,000    SUMITOMO METAL MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT
                   FUELS)                                                                                                   130,355
             76    SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                   709,848
          5,000    SUMITOMO OSAKA CEMENT COMPANY LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                            13,279
          4,000    SUMITOMO REALTY & DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                              130,599
          2,000    SUMITOMO RUBBER INDUSTRIES LIMITED (TRANSPORTATION EQUIPMENT)                                             23,911
            200    SUMITOMO TITANIUM (NON-FERROUS METALS)                                                                    18,713
         14,000    SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                       133,604
          2,000    SURUGA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                             25,226
            900    SUZUKEN COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                   MEDICAL & OPTICAL)                                                                                        28,142
          2,250    T&D HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                           152,223
         11,000    TAIHEIYO CEMENT CORPORATION (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                      48,780
         11,000    TAISEI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                       37,255
          2,000    TAISHO PHARMACEUTICAL COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                   PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                          39,716
          3,000    TAIYO NIPPON SANSO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                              23,220
          1,000    TAIYO YUDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                       23,188
          2,000    TAKARA HOLDINGS INCORPORATED (EATING & DRINKING PLACES)                                                   13,352
          3,000    TAKASHIMAYA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                  37,913
          9,700    TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                      627,103
          1,280    TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                                 43,039
          2,000    TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                              23,846
          1,500    TDK CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 145,218
         10,000    TEIJIN LIMITED (TEXTILE MILL PRODUCTS)                                                                    54,741
          2,000    TERUMO CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                   OPTICAL)                                                                                                  77,320
          5,000    THE HACHIJUNI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                      35,208
          6,000    THE HIROSHIMA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                      33,283
          1,400    THK COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                              35,135
            400    TIS INCORPORATED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                9,194
         10,000    TOBU RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                                    45,239
          3,000    TODA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                         15,984
          1,600    TOHO COMPANY LIMITED TOKYO (MOTION PICTURES)                                                              28,979
            300    TOHO TITANIUM COMPANY LIMITED (METAL MINING)                                                              12,183
          5,000    TOHOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                           112,284
            600    TOKAI RIKA COMPANY LIMITED (AUTO PARTS - ORIGINAL EQUIPMENT)                                              16,422
          3,000    TOKUYAMA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                        39,131
            500    TOKYO BROADCASTING SYSTEM INCORPORATED (COMMUNICATIONS)                                                   15,310
         14,000    TOKYO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                            450,274
          1,900    TOKYO ELECTRON LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                      140,118
         26,000    TOKYO GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                            123,322
            400    TOKYO SEIMITSU COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                       15,496
          1,400    TOKYO STEEL MANUFACTURING COMPANY LIMITED (FURNITURE & FIXTURES)                                          21,991
          3,000    TOKYO TATEMONO COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)                                      37,450
         12,000    TOKYU CORPORATION (TRANSPORTATION SERVICES)                                                               80,309
          5,000    TOKYU LAND CORPORATION (REAL ESTATE)                                                                      53,320
          3,000    TONENGENERAL SEKIYU KK (OIL & GAS EXTRACTION)                                                             29,312
          6,000    TOPPAN PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                64,569
         15,000    TORAY INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                                    110,985
         35,000    TOSHIBA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             305,584
          6,000    TOSOH CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                           33,381
          3,100    TOSTEM INAX HOLDING CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                  62,944
          3,000    TOTO LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                             25,998
          1,900    TOYO SEIKAN KAISHA LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                       36,727
          1,000    TOYO SUISAN KAISHA LIMITED (FOOD & KINDRED PRODUCTS)                                                      18,030
          8,000    TOYOBO COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                            22,936
            800    TOYODA GOSEI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                   22,611
            800    TOYOTA BOSHOKU CORPORATION (TRANSPORTATION EQUIPMENT)                                                     20,272
          2,100    TOYOTA INDUSTRIES CORPORATION (TRANSPORTATION EQUIPMENT)                                                  97,730

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
JAPAN (continued)
         31,100    TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                        $     1,970,193
          2,400    TOYOTA TSUSHO CORPORATION (BUSINESS SERVICES)                                                             55,553
          1,000    TREND MICRO INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                         32,325
         10,000    UBE INDUSTRIES LIMITED JAPAN (CHEMICALS & ALLIED PRODUCTS)                                                30,863
            400    UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                                                        22,709
          2,000    UNY COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                                23,781
          1,300    USHIO INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                   OPTICAL)                                                                                                  28,877
            310    USS COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                      19,764
          1,000    WACOAL CORPORATION (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)              12,345
             20    WEST JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                      93,239
            175    YAHOO JAPAN CORPORATION (BUSINESS SERVICES)                                                               59,482
          1,300    YAKULT HONSHA COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                   32,942
            990    YAMADA DENKI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                            103,563
          2,000    YAMAHA CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                       41,584
          2,200    YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                   63,968
          4,000    YAMATO TRANSPORT COMPANY LIMITED (TRANSPORTATION SERVICES)                                                56,625
          1,000    YAMAZAKI BAKING COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                  8,544
          2,000    YASKAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                       22,806
          2,500    YOKOGAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                       33,584
          2,000    ZEON CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                            21,279

                                                                                                                         34,046,422
                                                                                                                    ---------------

LUXEMBOURG - 0.03%
          2,248    ACERGY CA (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)+                              51,083
                                                                                                                    ---------------

NETHERLANDS - 4.94%
         21,192    ABN AMRO HOLDINGS NV (DEPOSITORY INSTITUTIONS)                                                           976,647
         16,790    AEGON NV (INSURANCE CARRIERS)                                                                            332,690
          3,122    AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                              270,262
         10,432    ARCELOR MITTAL NV (BASIC MATERIALS)                                                                      657,533
          5,298    ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                       146,997
            467    CORIO NV (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                          36,773
          1,378    CORPORATE EXPRESS (WHOLESALE TRADE-DURABLE GOODS)                                                         21,224
          3,786    EUROPEAN AERONAUTIC DEFENCE & SPACE COMPANY (TRANSPORTATION BY AIR)                                      123,595
            710    FUGRO NV (OIL FIELD SERVICES)                                                                             45,213
          5,963    HAGEMEYER NV (WHOLESALE TRADE NON-DURABLE GOODS)+                                                         30,911
          2,864    HEINEKEN NV (EATING & DRINKING PLACES)                                                                   168,580
         21,528    ING GROEP NV (FINANCIAL SERVICES)                                                                        955,408
         22,401    KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                              373,527
         13,131    KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                   COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                   560,891
         17,868    KONINKLIJKE AHOLD NV (FOOD STORES)+                                                                      225,632
          1,800    KONINKLIJKE DSM NV (CHEMICALS & ALLIED PRODUCTS)                                                          89,044
            838    OCE NV (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                           16,378
          1,784    QIAGEN NV (HEALTH SERVICES)+                                                                              32,114
            569    RANDSTAD HOLDINGS NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                           45,321
          8,299    REED ELSEVIER NV (COMMUNICATIONS)                                                                        158,825
            629    RODAMCO EUROPE NV (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                 84,451
         37,318    ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM REFINING & RELATED INDUSTRIES)                                1,524,843
          2,014    ROYAL NUMICO NV (FOOD & KINDRED PRODUCTS)                                                                105,027
          1,623    SBM OFFSHORE NV (PETROLEUM REFINING & RELATED INDUSTRIES)                                                 62,165
          5,015    TNT NV (TRANSPORTATION SERVICES)                                                                         226,909
         20,170    UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                    629,519
          1,988    VEDIOR NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                      59,760
            248    WERELDHAVE NV (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                     34,727
          3,520    WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                             107,908

                                                                                                                          8,102,874
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
NEW ZEALAND - 0.16%
         13,079    AUCKLAND INTERNATIONAL AIRPORT LIMITED (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                  $        33,071
          3,596    CONTACT ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                24,977
          3,308    FISHER & PAYKEL APPLIANCES HOLDINGS LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)               8,874
          6,703    FISHER & PAYKEL HEALTHCARE CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                   PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                          17,414
          5,920    FLETCHER BUILDING LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)             56,362
          4,824    SKY CITY ENTERTAINMENT GROUP LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                 18,892
          2,448    SKY NETWORK TELEVISION LIMITED (COMMUNICATIONS)                                                           10,625
         23,590    TELECOM CORPORATION OF NEW ZEALAND LIMITED (COMMUNICATIONS)                                               83,472
          3,233    VECTOR LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                 6,779

                                                                                                                            260,466
                                                                                                                    ---------------

NORWAY - 0.99%
          1,655    AKER KVAERNER ASA (ENGINEERING CONSTRUCTION)                                                              42,098
          7,814    DNB NOR ASA (DEPOSITORY INSTITUTIONS)                                                                    100,972
         10,000    DNO ASA (OIL & GAS EXTRACTION)                                                                            21,011
            654    FRONTLINE LIMITED (WATER TRANSPORTATION)                                                                  30,332
          8,155    NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                   315,305
          1,800    NORSKE SKOGINDUSTRIER ASA (PAPER & ALLIED PRODUCTS)                                                       26,007
          2,343    OCEAN RIG ASA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                   17,443
          9,573    ORKLA ASA (MISCELLANEOUS RETAIL)                                                                         181,819
         32,400    PAN FISH ASA (FISHING, HUNTING & TRAPPING)+                                                               35,274
          1,999    PETROLEUM GEO-SERVICES ASA (OIL & GAS EXTRACTION)+                                                        49,916
          2,500    PROSAFE ASA (OIL & GAS EXTRACTION)                                                                        40,063
          1,987    RENEWABLE ENERGY CORPORATION AS (ELECTRIC, GAS & SANITARY SERVICES)+                                      77,499
            519    SCHIBSTED ASA (COMMUNICATIONS)                                                                            23,763
          2,388    SEADRILL LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)+                                               51,531
          7,512    STATOIL ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                    233,757
            400    STOLT-NIELSEN SA (WATER TRANSPORTATION)                                                                   13,329
          2,564    STOREBRAND ASA (INSURANCE CARRIERS)                                                                       40,045
          1,416    TANDBERG ASA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                31,876
          9,693    TELENOR ASA (COMMUNICATIONS)                                                                             190,262
          1,200    TGS NOPEC GEOPHYSICAL COMPANY ASA (OIL FIELD SERVICES)+                                                   24,623
          1,783    TOMRA SYSTEMS ASA (ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS)                            15,632
          2,000    YARA INTERNATIONAL ASA (AGRICULTURAL SERVICES)                                                            60,370

                                                                                                                          1,622,927
                                                                                                                    ---------------

PORTUGAL - 0.38%
          3,513    BANCO BPI SA (DEPOSITORY INSTITUTIONS)                                                                    31,286
         25,328    BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)                                                   141,920
          2,458    BANCO ESPIRITO SANTO SA (DEPOSITORY INSTITUTIONS)                                                         54,814
          3,467    BRISA-AUTO ESTRADAS DE PORTUGAL SA (CONSTRUCTION)                                                         46,690
          3,086    CIMPOR CIMENTOS DE PORTUGAL SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                   29,196
         23,508    ENERGIAS DE PORTUGAL SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                      130,132
          2,385    JERONIMO MARTINS (WHOLESALE TRADE NON-DURABLE GOODS)                                                      14,106
          9,886    PORTUGAL TELECOM SGPS SA (COMMUNICATIONS)                                                                136,880
            990    PT MULTIMEDIA SERVICOS DE TELECOMUNICACOES E MULTIMEDIA SGPS SA (COMMUNICATIONS)                          15,958
         10,497    SONAE SGPS SA (GENERAL MERCHANDISE STORES)                                                                29,835

                                                                                                                            630,817
                                                                                                                    ---------------

SINGAPORE - 1.04%
          7,500    ALLGREEN PROPERTIES LIMITED (REAL ESTATE)                                                                 10,240
         11,000    ASCENDAS REIT (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                     21,127
         11,000    CAPITACOMMERICAL TRUST (REAL ESTATE)                                                                      21,055
         18,000    CAPITALAND LIMITED (REAL ESTATE)                                                                          95,247
         11,300    CAPITAMALL TRUST (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                  31,152
         13,000    CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                   COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                                                   11,465
          6,000    CITY DEVELOPMENTS LIMITED (REAL ESTATE)                                                                   67,810

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
SINGAPORE (continued)
         20,000    COMFORTDELGRO CORPORATION LIMITED (TRANSPORTATION SERVICES)                                      $        28,483
          9,000    COSCO CORPORATION SINGAPORE LIMITED (WATER TRANSPORTATION)                                                21,989
         13,000    DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                     193,631
         10,000    FRASER & NEAVE LIMITED (MULTI-INDUSTRY COMPANIES)                                                         35,603
          1,000    HAW PAR CORPORATION LIMITED (BUSINESS SERVICES)                                                            4,998
          2,052    JARDINE CYCLE & CARRIAGE LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                      21,046
            400    K-REIT ASIA (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                          747
         12,000    KEPPEL CORPORATION LIMITED (BUSINESS SERVICES)                                                            97,991
          4,000    KEPPEL LAND LIMITED (REAL ESTATE)                                                                         22,865
          6,000    NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)                                                       20,774
          7,000    OLAM INTERNATIONAL LIMITED (AGRICULTURAL SERVICES)                                                        14,085
         29,200    OVERSEA-CHINESE BANKING CORPORATION LIMITED (DEPOSITORY INSTITUTIONS)                                    174,542
          7,550    PARKWAY HOLDINGS LIMITED (HEALTH SERVICES)                                                                19,729
          9,980    SEMBCORP INDUSTRIES LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)              37,162
          5,000    SEMBCORP MARINE LIMITED (TRANSPORTATION EQUIPMENT)                                                        16,005
          6,000    SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                                      73,689
          9,000    SINGAPORE EXCHANGE LIMITED (BUSINESS SERVICES)                                                            57,619
          1,000    SINGAPORE LAND LIMITED (REAL ESTATE)                                                                       7,447
         12,000    SINGAPORE POST LIMITED (TRANSPORTATION SERVICES)                                                           9,956
         17,000    SINGAPORE PRESS HOLDINGS LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                               51,530
         16,000    SINGAPORE TECHNOLOGIES ENGINEERING LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                   OPERATIVE BUILDERS)                                                                                       37,629
         91,000    SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                                                    202,123
          7,000    SMRT CORPORATION LIMITED (TRANSPORTATION SERVICES)                                                         9,009
         12,000    SUNTEC REIT (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                       15,208
         14,000    UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                   201,209
          6,000    UOL GROUP LIMITED (REAL ESTATE)                                                                           22,734
          3,000    VENTURE CORPORATION LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                       30,769
          6,000    WING TAI HOLDINGS LIMITED (REAL ESTATE)                                                                   15,600

                                                                                                                          1,702,268
                                                                                                                    ---------------

SPAIN - 4.01%
          2,670    ABERTIS INFRAESTRUCTURAS SA (SOCIAL SERVICES)                                                             83,224
            334    ACCIONA SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                91,450
          1,790    ACERINOX SA (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                      43,947
          2,433    ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA (HEAVY CONSTRUCTION OTHER THAN BUILDING
                   CONSTRUCTION CONTRACTS)                                                                                  155,823
              6    AGUAS DE BARCELONA - NEW SHARES (WATER SUPPLY)+                                                              218
          2,994    ALTADIS SA (TOBACCO PRODUCTS)                                                                            199,370
          1,062    ANTENA 3 DE TELEVISION SA (COMMUNICATIONS)                                                                22,191
         40,799    BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                           1,004,997
          9,772    BANCO POPULAR ESPANOL SA (DEPOSITORY INSTITUTIONS)                                                       182,783
         71,863    BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                           1,331,535
          2,483    CINTRA CONCESIONES DE INFRAESTRUCTURAS DE TRANSPORTE SA (TRANSPORTATION SERVICES)                         39,655
            980    EBRO PULEVA SA (AGRICULTURAL PRODUCTION CROPS)                                                            21,182
          9,153    ENDESA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                            498,128
            527    FOMENTO DE CONSTRUCCIONES Y CONTRATAS SA (HEAVY CONSTRUCTION OTHER THAN BUILDING
                   CONSTRUCTION CONTRACTS)                                                                                   47,753
          1,972    GAMESA CORPORATION TECNOLOGICA SA (ELECTRIC, GAS & SANITARY SERVICES)                                     72,063
          1,801    GAS NATURAL SDG SA (ELECTRIC, GAS & SANITARY SERVICES)                                                   110,008
          1,134    GESTEVISION TELECINCO SA (AMUSEMENT & RECREATION SERVICES)                                                32,293
            738    GRUPO FERROVIAL SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                        72,966
          9,889    IBERDROLA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                         555,865
          5,475    IBERIA LINEAS AEREAS DE ESPANA SA (TRANSPORTATION BY AIR)                                                 27,418
          1,502    INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                37,649
          2,550    INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                               151,064
          7,159    MAPFRE SA (INSURANCE CARRIERS)                                                                            35,657
            964    PROMOTORA DE INFORMACIONES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                  21,293
          9,147    REPSOL YPF SA (OIL & GAS EXTRACTION)                                                                     362,116
            982    SACYR VALLEHERMOSO SA (REAL ESTATE)                                                                       47,503
            664    SOCIEDAD GENERAL DE AGUAS DE BARCELONA SA CLASS A (ELECTRIC, GAS & SANITARY SERVICES)                     24,428
            457    SOGECABLE SA (COMMUNICATIONS)+                                                                            19,205
         51,232    TELEFONICA SA (COMMUNICATIONS)                                                                         1,146,887
          1,226    UNION FENOSA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                       65,793
            120    ZARDOYA I07 (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                      4,742

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
SPAIN (continued)
          1,204    ZARDOYA-OTIS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                         $        47,420
          1,874    ZELTIA SA (HEALTH SERVICES)                                                                               17,704

                                                                                                                          6,574,330
                                                                                                                    ---------------

SWEDEN - 2.56%
          1,092    ALFA LAVAL AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                   OPTICAL)                                                                                                  66,262
          3,687    ASSA ABLOY AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                   EQUIPMENT)                                                                                                81,673
          7,828    ATLAS COPCO AB CLASS A (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                          131,627
          4,812    ATLAS COPCO AB CLASS B (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                           75,988
            408    AXFOOD AB (FOOD & KINDRED PRODUCTS)                                                                       14,496
            563    BILLERUD AKTIEBOLAG (PAPER & ALLIED PRODUCTS)                                                              8,561
          3,500    BOLIDEN AB (METAL MINING)                                                                                 73,053
          1,796    CASTELLUM AB (REAL ESTATE)                                                                                21,730
            725    D CARNEGIE & COMPANY AB (HOLDING & OTHER INVESTMENT OFFICES)                                              12,747
          3,128    ELECTROLUX AB CLASS B (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                74,550
          1,078    ELEKTA AB CLASS B (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                   OPTICAL)                                                                                                  18,757
          2,081    ENIRO AB (COMMUNICATIONS)                                                                                 26,548
          1,670    FABEGE AB (REAL ESTATE)                                                                                   18,436
          2,233    GETINGE AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)              48,404
          5,480    HENNES & MAURITZ AB CLASS B (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
                   MATERIALS)                                                                                               325,714
            317    HOGANAS AB (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                        9,432
            631    HOLMEN AB CLASS B (PAPER & ALLIED PRODUCTS)                                                               26,802
            921    HUSQVARNA AB A SHARES (MACHINERY)+                                                                        13,128
          3,073    HUSQVARNA AB B SHARES (MACHINERY)+                                                                        43,809
          1,743    KUNGSLEDEN (REAL ESTATE)+                                                                                 21,854
          2,686    LUNDIN PETROLEUM AB (OIL & GAS EXTRACTION)+                                                               26,902
            532    METRO INTERNATIONAL SA A SHARES (PRINTING, PUBLISHING & ALLIED INDUSTRIES)+                                  537
            595    MODERN TIMES GROUP MTG B SHARES (MEDIA)+                                                                  38,584
          1,800    NOBIA AB (FURNITURE & FIXTURES)                                                                           22,503
         23,859    NORDEA AB (DEPOSITORY INSTITUTIONS)                                                                      375,021
          1,024    OMX AB (BUSINESS SERVICES)                                                                                30,694
            514    ORIFLAME COSMETICS SA (APPAREL & ACCESSORY STORES)                                                        24,237
         10,905    SANDVIK AB (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                           221,633
            903    SAS AB (TRANSPORTATION BY AIR)+                                                                           20,927
          4,092    SCANIA AB CLASS B (TRANSPORTATION EQUIPMENT)                                                             100,517
          3,707    SECURITAS AB (BUSINESS SERVICES)                                                                          59,080
          4,107    SECURITAS DIRECT AB B SHARES (BUSINESS SERVICES)+                                                         11,109
          4,107    SECURITAS SYSTEMS AB CLASS B (BUSINESS SERVICES)+                                                         14,052
          5,412    SKANDINAVISKA ENSKILDA BANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                                       175,673
          4,340    SKANSKA AB CLASS B (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                        93,600
          4,740    SKF AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                  100,148
          1,754    SSAB SVENSKT STAL AB A SHARES (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                   EQUIPMENT)                                                                                                72,451
            700    SSAB SVENSKT STAL AB B SHARES (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                   EQUIPMENT)                                                                                                26,816
          6,477    SVENSKA CELLULOSA AB CLASS B (PAPER & ALLIED PRODUCTS)                                                   108,910
          5,914    SVENSKA HANDELSBANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                                               166,459
          3,125    SWEDISH MATCH AB (TOBACCO PRODUCTS)                                                                       60,543
          3,760    TELE2 AB (COMMUNICATIONS)                                                                                 61,712
        169,937    TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                                 682,312
         25,911    TELIASONERA AB (COMMUNICATIONS)                                                                          191,324
            992    TRELLEBORG AB (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                    27,486
          5,475    VOLVO AB CLASS A (TRANSPORTATION EQUIPMENT)                                                              112,875
         12,395    VOLVO AB CLASS B (TRANSPORTATION EQUIPMENT)                                                              248,291
            378    WIHLBORGS FASTIGHETER AB (REAL ESTATE)                                                                     6,701

                                                                                                                          4,194,668
                                                                                                                    ---------------

SWITZERLAND - 6.58%
         23,730    ABB LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                         540,069
          1,543    ADECCO SA (BUSINESS SERVICES)                                                                            119,941
            816    CIBA SPECIALTY CHEMICALS AG (CHEMICALS & ALLIED PRODUCTS)                                                 53,275
          2,828    CLARIANT AG (CHEMICALS & ALLIED PRODUCTS)                                                                 46,072

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

$SHARES            SECURITY NAME                                                                                         VALUE
SWITZERLAND (continued)
          6,029    COMPAGNIE FINANCIERE RICHEMONT AG (GENERAL MERCHANDISE STORES)                                   $       362,777
         12,555    CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                 897,814
            460    GEBERIT AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                            78,707
             72    GIVAUDAN (CHEMICALS & ALLIED PRODUCTS)                                                                    71,322
          2,313    HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                          251,467
            434    KUDELSKI SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)             15,278
            627    KUEHNE & NAGEL INTERNATIONAL AG (TRANSPORTATION SERVICES)                                                 57,901
             25    KUONI REISEN HOLDING (AMUSEMENT & RECREATION SERVICES)                                                    15,063
          1,997    LOGITECH INTERNATIONAL SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                       53,542
            465    LONZA GROUP AG (CHEMICALS & ALLIED PRODUCTS)                                                              42,865
          4,603    NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                    1,756,036
            274    NOBEL BIOCARE HOLDING AG (MEDICAL PRODUCTS)                                                               89,838
         26,743    NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                              1,510,657
             74    OC OERLIKON CORPORATION AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)+                                                                                      39,438
            537    PHONAK HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                   OPTICAL)                                                                                                  48,359
            544    PSP SWISS PROPERTY AG (REAL ESTATE)                                                                       30,551
             54    RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                           28,315
          8,070    ROCHE HOLDING AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                        1,436,282
            629    SCHINDLER HOLDING AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                  41,968
             50    SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA (BUSINESS SERVICES)                                       59,435
          7,979    STMICROELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                               154,969
             98    STRAUMANN HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
                   & OPTICAL)                                                                                                27,599
             33    SULZER AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                        42,847
            667    SWATCH GROUP AG (APPAREL & ACCESSORY STORES)                                                              37,950
            378    SWATCH GROUP AG CLASS B (APPAREL & ACCESSORY STORES)                                                     108,000
            388    SWISS LIFE HOLDING (INSURANCE CARRIERS)+                                                                 102,916
          4,106    SWISS REINSURANCE (INSURANCE CARRIERS)                                                                   376,145
            223    SWISSCOM AG (COMMUNICATIONS)                                                                              76,448
          1,195    SYNGENTA AG (CHEMICALS & ALLIED PRODUCTS)                                                                234,011
            570    SYNTHES INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
                   & OPTICAL)                                                                                                68,549
         22,971    UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                   1,384,090
          1,672    ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                        519,121

                                                                                                                         10,779,617
                                                                                                                    ---------------

UNITED KINGDOM - 21.93%
          5,436    3I GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                        127,173
          9,022    AEGIS GROUP PLC (COMMUNICATIONS)                                                                          24,911
          2,956    AGGREKO PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                    34,102
          9,613    ALLIANCE BOOTS PLC (HEALTH SERVICES)                                                                     219,296
          3,871    AMEC PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                 45,824
         17,074    ANGLO AMERICAN PLC (COAL MINING)                                                                       1,009,738
         16,512    ARM HOLDINGS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                48,576
          2,160    ARRIVA PLC (TRANSPORTATION BY AIR)                                                                        29,929
         17,596    ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                            948,032
         29,333    AVIVA PLC (INSURANCE CARRIERS)                                                                           437,951
         38,919    BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                  316,523
          4,964    BALFOUR BEATTY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                       44,159
         75,144    BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                 1,050,248
          2,840    BARRATT DEVELOPMENTS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                 56,631
          5,181    BBA AVIATION PLC (TRANSPORTATION EQUIPMENT)                                                               28,377
          1,308    BELLWAY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                              33,095
          1,047    BERKELEY GROUP HOLDINGS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)              37,445
         39,360    BG GROUP PLC (OIL & GAS EXTRACTION)                                                                      649,308
         27,459    BHP BILLITON PLC (COAL MINING)                                                                           766,457
          4,434    BIFFA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                             24,174
          1,396    BOVIS HOMES GROUP PLC (BUILDING)                                                                          25,034
        222,464    BP PLC (OIL & GAS EXTRACTION)                                                                          2,693,799
          4,954    BRAMBLES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                                50,885
          6,626    BRITISH AIRWAYS PLC (TRANSPORTATION BY AIR)+                                                              55,685
         17,773    BRITISH AMERICAN TOBACCO PLC (TOBACCO PRODUCTS)                                                          606,019
         11,801    BRITISH ENERGY GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)+                                            128,205

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
UNITED KINGDOM (continued)
          6,069    BRITISH LAND COMPANY PLC (REAL ESTATE)                                                           $       163,309
         13,318    BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                            171,162
          2,961    BRIXTON PLC (REAL ESTATE)                                                                                 26,073
         95,819    BT GROUP PLC (COMMUNICATIONS)                                                                            639,781
          3,939    BUNZL PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                        55,014
          5,088    BURBERRY GROUP PLC (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)              70,193
         24,134    CADBURY SCHWEPPES PLC (FOOD & KINDRED PRODUCTS)                                                          329,554
          7,145    CAPITA GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                              104,166
          1,999    CARNIVAL PLC (WATER TRANSPORTATION)                                                                       95,739
          4,775    CARPHONE WAREHOUSE PLC (ELECTRONICS)                                                                      31,667
          4,043    CATTLES PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                          31,826
         42,201    CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                         329,232
          2,022    CHARTER PLC (DIVERSIFIED MANUFACTURING)+                                                                  44,867
          1,663    CLOSE BROTHERS GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                             28,753
         13,011    COBHAM PLC (TRANSPORTATION BY AIR)                                                                        53,170
         23,236    COMPASS GROUP PLC (FOOD & KINDRED PRODUCTS)                                                              161,329
          1,862    COOKSON GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                26,512
          1,538    CSR PLC (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                                24,198
          3,439    DAILY MAIL & GENERAL TRUST CLASS A NV (COMMUNICATIONS)                                                    52,865
          1,962    DAVIS SERVICE GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                          24,526
          1,894    DE LA RUE PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                  29,634
          9,807    DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                                               315,082
         30,986    DIAGEO PLC (FOOD & KINDRED PRODUCTS)                                                                     645,257
         21,287    DSG INTERNATIONAL PLC (GENERAL MERCHANDISE STORES)                                                        67,839
          5,027    ELECTROCOMPONENTS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                26,751
          2,652    EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                       43,829
          9,980    EMI GROUP PLC (AMUSEMENT & RECREATION SERVICES)                                                           53,710
          6,883    ENTERPRISE INNS PLC (EATING & DRINKING PLACES)                                                            95,232
          5,841    FIRST CHOICE HOLIDAYS PLC (PERSONAL SERVICES)                                                             37,417
          5,086    FIRSTGROUP PLC (TRANSPORTATION SERVICES)                                                                  68,225
          7,649    FKI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                          19,430
         19,555    FRIENDS PROVIDENT PLC (INSURANCE CARRIERS)                                                                70,369
         13,208    G4S PLC (SOCIAL SERVICES)                                                                                 56,096
          7,941    GALIFORM PLC (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                             21,727
          4,619    GEORGE WIMPEY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                        46,656
          8,160    GKN PLC (TRANSPORTATION EQUIPMENT)                                                                        65,258
         66,112    GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                      1,732,523
          1,895    GREAT PORTLAND ESTATES PLC (REAL ESTATE)                                                                  25,211
          3,333    HAMMERSON PLC (REAL ESTATE)                                                                               95,978
          8,326    HANSON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                      180,237
         16,814    HAYS PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                       57,822
         44,382    HBOS PLC (DEPOSITORY INSTITUTIONS)                                                                       878,318
         10,140    HOME RETAIL GROUP (GENERAL MERCHANDISE STORES)                                                            93,463
        133,125    HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                            2,446,070
          5,592    ICAP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                             55,473
          3,908    IMI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                          46,733
         13,942    IMPERIAL CHEMICAL INDUSTRIES PLC (CHEMICALS & ALLIED PRODUCTS)                                           174,142
          7,809    IMPERIAL TOBACCO GROUP PLC (TOBACCO PRODUCTS)                                                            361,769
          5,202    INCHCAPE PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                          52,335
          3,485    INTERCONTINENTAL HOTELS GROUP PLC (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                    87,053
         17,426    INTERNATIONAL POWER PLC (ELECTRIC, GAS & SANITARY SERVICES)                                              150,297
          1,807    INTERTEK GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                             35,706
          9,196    INVENSYS PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                                    70,727
          8,663    INVESCO PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                         112,467
          4,035    INVESTEC PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                         52,101
         45,134    ITV PLC (COMMUNICATIONS)                                                                                 103,504
         17,028    J SAINSBURY PLC (FOOD & KINDRED PRODUCTS)                                                                199,865
          2,546    JOHNSON MATTHEY PLC (CHEMICALS & ALLIED PRODUCTS)                                                         86,506
          3,223    KELDA GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                       61,000
          4,191    KELDA GROUP PLC B SHARES (ELECTRIC, GAS & SANITARY SERVICES)+                                             17,674
          6,076    KESA ELECTRICALS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                38,404
         27,543    KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                       125,276
          7,449    LADBROKERS PLC (AMUSEMENT & RECREATION SERVICES)                                                          64,770

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

$SHARES            SECURITY NAME                                                                                         VALUE
UNITED KINGDOM (continued)
          5,384    LAND SECURITIES GROUP PLC (REAL ESTATE)                                                          $       188,448
         75,252    LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                           226,823
          3,144    LIBERTY INTERNATIONAL PLC (REAL ESTATE)                                                                   72,290
         64,697    LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                           722,349
         13,620    LOGICACMG PLC (BUSINESS SERVICES)                                                                         41,504
          1,823    LONDON STOCK EXCHANGE GROUP PLC (FINANCIAL)                                                               49,617
         20,630    MAN GROUP PLC (BUSINESS SERVICES)                                                                        252,293
         19,449    MARKS & SPENCER GROUP PLC (GENERAL MERCHANDISE STORES)                                                   245,270
          8,155    MEGGITT PLC (TRANSPORTATION BY AIR)                                                                       50,439
          4,046    MICHAEL PAGE INTERNATIONAL PLC (BUSINESS SERVICES)                                                        42,696
          6,144    MISYS PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                        28,932
          1,678    NATIONAL EXPRESS GROUP PLC (TRANSPORTATION SERVICES)                                                      36,021
         31,422    NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                               465,670
          2,654    NEXT PLC (APPAREL & ACCESSORY STORES)                                                                    107,070
         59,887    OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                      203,119
          9,419    PEARSON PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                   159,449
          3,361    PERSIMMON PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                            78,157
          4,849    PREMIER FARNELL PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                19,475
          3,063    PROVIDENT FINANCIAL PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                              43,210
         27,980    PRUDENTIAL PLC (INSURANCE CARRIERS)                                                                      401,180
          3,060    PUNCH TAVERNS PLC (EATING & DRINKING PLACES)                                                              75,581
          4,797    RANK GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                   17,943
          7,111    RECKITT BENCKISER PLC (CHEMICALS & ALLIED PRODUCTS)                                                      390,550
         14,738    REED ELSEVIER PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                             191,335
         21,053    RENTOKIL INITIAL PLC (COMMUNICATIONS)                                                                     67,854
          8,009    RESOLUTION PLC (INSURANCE CARRIERS)                                                                      100,679
         15,102    REUTERS GROUP PLC (COMMUNICATIONS)                                                                       187,721
          6,735    REXAM PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                        67,454
         11,630    RIO TINTO PLC (METAL MINING)                                                                             893,771
         20,731    ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                                               224,179
      1,305,596    ROLLS ROYCE GROUP PLC CLASS B (AEROSPACE, DEFENSE)                                                         2,674
        112,829    ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                             1,434,210
          4,946    ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                     202,019
         31,694    ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                                   1,325,728
         10,342    SABMILLER PLC (EATING & DRINKING PLACES)                                                                 262,922
         14,956    SAGE GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   70,428
          1,430    SCHRODERS PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                        36,785
          9,353    SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)                                                       120,298
          9,916    SCOTTISH & SOUTHERN ENERGY PLC (ELECTRIC, GAS & SANITARY SERVICES)                                       288,531
          5,474    SEGRO PLC (REAL ESTATE)                                                                                   68,703
          5,538    SERCO GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                50,183
          2,724    SEVERN TRENT PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                      75,651
         23,111    SIGNET GROUP PLC (APPAREL & ACCESSORY STORES)                                                             48,266
         11,007    SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                                         136,819
          4,437    SMITHS GROUP PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                               105,591
          6,656    SMITHS GROUP PLC CLASS B (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)+                                                                                      46,113
          2,525    SSL INTERNATIONAL PLC (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
                   & OPTICAL)                                                                                                22,145
          5,933    STAGECOACH GROUP PLC (TRANSPORTATION SERVICES)                                                            21,773
         25,015    STANDARD LIFE PLC (INSURANCE AGENTS, BROKERS & SERVICE)+                                                 165,894
          5,657    TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                                 64,467
          6,683    TAYLOR WOODROW PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                       48,417
         91,738    TESCO PLC (FOOD & KINDRED PRODUCTS)                                                                      770,962
          9,500    TOMKINS PLC (BUSINESS SERVICES)                                                                           49,600
          1,351    TRAVIS PERKINS PLC (BUSINESS SERVICES)                                                                    51,546
          3,378    TRINITY MIRROR PLC (COMMUNICATIONS)                                                                       35,884
          2,550    TULLETT PREBON PLC (INVESTMENTS & MISCELLANEOUS FINANCIAL SERVICES)+                                      22,915
         15,055    UNILEVER PLC (FOOD & KINDRED PRODUCTS)                                                                   488,244
          2,945    UNITED BUSINESS MEDIA PLC (COMMUNICATIONS)                                                                47,015
         10,249    UNITED UTILITIES PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                 146,023
        605,709    VODAFONE GROUP PLC (COMMUNICATIONS)                                                                    2,041,004
          2,266    WHITBREAD PLC (EATING & DRINKING PLACES)                                                                  80,496
          4,093    WILLIAM HILL PLC (AMUSEMENT & RECREATION SERVICES)                                                        50,548
          7,630    WOLSELEY PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                         184,169

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
UNITED KINGDOM (continued)
         13,508    WPP GROUP PLC (BUSINESS SERVICES)                                                                $       203,035
          7,100    XSTRATA PLC (DIVERSIFIED MINING)                                                                         425,875
          9,083    YELL GROUP PLC (COMMUNICATIONS)                                                                           84,309

                                                                                                                         35,953,769
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $101,621,377)                                                                                 161,311,098
                                                                                                                    ---------------

RIGHTS - 0.01%
            860    GROUPE BRUXELLES LAMBERT RIGHTS+                                                                             803
            162    NEW WORLD RIGHTS+(a)                                                                                           0
            860    SONAE BONUS RIGHTS+                                                                                       12,513
         10,803    UNIPOL RIGHTS                                                                                                  0
          1,607    WESTFIELD RIGHTS(a)                                                                                          627

TOTAL RIGHTS (COST $4,125)                                                                                                   13,943
                                                                                                                    ---------------

WARRANTS - 0.00%                                                                                  EXPIRATION DATE
          4,000    DOWA MINING WARRANTS+(a)                                                           01/29/2010              2,049

TOTAL WARRANTS (COST $0)                                                                                                      2,049
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 6.02%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 6.02%
      9,871,460    BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                       9,871,460
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $9,871,460)                                                                 9,871,460
                                                                                                                    ---------------

SHORT-TERM INVESTMENTS - 0.66%
      1,080,950    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           1,080,950
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,080,950)                                                                            1,080,950
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $112,577,912)*                                     105.09%                                                    $   172,278,697

OTHER ASSETS AND LIABILITIES, NET                         (5.09)                                                         (8,337,589)
                                                         ------                                                     ---------------

TOTAL NET ASSETS                                         100.00%                                                    $   163,941,108
                                                         ------                                                     ---------------

+     NON-INCOME EARNING SECURITIES.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,080,950.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                              VALUE
COMMON STOCKS - 95.15%

AUSTRALIA - 4.45%
     448,500   AWB LIMITED (AGRICULTURAL SERVICES)                                                                    $   1,638,831
     363,600   BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                           3,187,417
     269,800   BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                     2,006,023
      66,600   COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                                   3,119,615
     228,400   CSR LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                 673,860
   1,067,200   QANTAS AIRWAYS (TRANSPORTATION BY AIR)                                                                     5,066,736
     127,900   SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                      1,511,568
     561,900   TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                               2,186,584

                                                                                                                         19,390,634
                                                                                                                      -------------
AUSTRIA - 1.06%
      54,800   VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                    4,635,582
                                                                                                                      -------------
BELGIUM - 1.03%
       7,700   DEXIA SA (DEPOSITORY INSTITUTIONS)                                                                           241,885
      99,600   FORTIS (DEPOSITORY INSTITUTIONS)                                                                           4,247,677

                                                                                                                          4,489,562
                                                                                                                      -------------
DENMARK - 0.84%
      44,400   DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                                  1,824,967
      72,900   H. LUNDBECK A/S (CHEMICALS & ALLIED PRODUCTS)                                                              1,856,176

                                                                                                                          3,681,143
                                                                                                                      -------------
FINLAND - 1.96%
       8,860   KEMIRA GROWHOW OYJ (CHEMICALS & ALLIED PRODUCTS)                                                             142,820
      57,500   KEMIRA OYJ (CHEMICALS & ALLIED PRODUCTS)                                                                   1,327,671
      51,800   RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)                                                                 3,335,083
     197,300   STORA ENSO OYJ (PAPER & ALLIED PRODUCTS)                                                                   3,733,172

                                                                                                                          8,538,746
                                                                                                                      -------------
FRANCE - 8.28%
         730   ARKEMA (OIL & GAS EXTRACTION)+                                                                                47,909
      60,000   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                                   7,175,475
      13,200   CASINO GUICHARD-PERRACHON SA (FOOD STORES)                                                                 1,339,920
       7,600   CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                                                         976,680
      32,800   COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                         3,701,071
      17,400   COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                  2,445,679
      74,700   CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                               3,052,302
      21,200   PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                                1,715,282
      10,500   RALLYE SA (GENERAL MERCHANDISE STORES)                                                                       710,422
      21,400   RENAULT SA (TRANSPORTATION EQUIPMENT)                                                                      3,452,790
      17,600   SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                                 3,276,075
      45,800   TOTAL SA (OIL & GAS EXTRACTION)                                                                            3,735,410
      28,844   VALEO SA (TRANSPORTATION EQUIPMENT)                                                                        1,554,144
      68,000   VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                      2,936,834

                                                                                                                         36,119,993
                                                                                                                      -------------
GERMANY - 8.02%
       2,825   ALLIANZ SE (INSURANCE CARRIERS)                                                                              663,723
      19,900   ALTANA AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                  481,306
      55,400   BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                      7,291,190
      72,500   BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                               4,711,004
      39,000   DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                              3,620,505
      71,200   DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                                              2,000,558

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                               VALUE
GERMANY (continued)
      31,000   HANNOVER RUECKVERSICHERUNG AG (INSURANCE CARRIERS)                                                     $   1,508,358
      64,000   HEIDELBERGER DRUCKMASCHINEN AG (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                  3,112,296
      19,000   MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)                                         3,502,213
     110,800   THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                                 6,617,857
      53,300   TUI AG (TRANSPORTATION BY AIR)                                                                             1,480,295

                                                                                                                         34,989,305
                                                                                                                      -------------
GREECE - 0.10%
      10,300   DRYSHIPS INCORPORATED (WATER TRANSPORTATION)                                                                 446,814
                                                                                                                      -------------
HONG KONG - 2.85%
   1,133,000   CATHAY PACIFIC AIRWAYS LIMITED (TRANSPORTATION BY AIR)                                                     2,819,749
     511,000   CITIC PACIFIC LIMITED (MISCELLANEOUS RETAIL)                                                               2,565,064
     853,000   HONGKONG ELECTRIC HOLDINGS (ELECTRIC, GAS & SANITARY SERVICES)                                             4,303,618
     282,500   ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                               2,760,257

                                                                                                                         12,448,688
                                                                                                                      -------------
IRELAND - 0.87%
      79,300   ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                                           2,169,118
      64,700   IRISH LIFE & PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                            1,636,656

                                                                                                                          3,805,774
                                                                                                                      -------------
ITALY - 3.12%
      20,500   BENETTON GROUP SPA (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                 359,031
     125,500   ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                          4,569,195
     186,900   FIAT SPA (TRANSPORTATION EQUIPMENT)                                                                        5,582,842
     175,000   INTESA SANPAOLO (DEPOSITORY INSTITUTIONS)                                                                  1,309,806
      70,700   UNIONE DI BANCHE ITALIANE SCPA (DEPOSITORY INSTITUTIONS)                                                   1,803,742

                                                                                                                         13,624,616
                                                                                                                      -------------
JAPAN - 19.77%
      24,200   ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                    868,743
               ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER
      96,400   EQUIPMENT)                                                                                                   964,587
      63,500   ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)                                                            985,572
     244,000   ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                      1,605,198
     180,000   CALSONIC KANSEI CORPORATION (TRANSPORTATION EQUIPMENT)                                                       741,198
      33,900   CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER                  1,990,636
               EQUIPMENT)
     315,000   CENTRAL GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME                   1,762,721
               DEALERS)
     478,000   COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                                           2,639,924
     294,900   DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                                          1,329,295
      73,600   FAMILYMART COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                    1,942,741
     350,000   FUJI HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                     1,677,157
      61,400   HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                             936,521
      22,100   HITACHI MAXELL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                              258,290
               HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
               COMPONENTS, EXCEPT
      70,100   COMPUTER EQUIPMENT)                                                                                        1,522,985
      71,400   HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                     2,609,543
     111,200   KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                             2,632,674
     243,000   MARUBENI CORPORATION (BUSINESS SERVICES)                                                                   2,003,208
     237,000   MITSUBISHI CHEMICAL HOLDINGS CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                     2,178,956
      80,800   MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                                 2,119,667
      97,000   MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                   1,934,091
      55,500   NIFCO INCORPORATED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                              1,214,802
     406,500   NIPPON MINING HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                                                 3,902,400
     472,000   NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                              4,393,194
         500   NIPPON PAPER GROUP INCORPORATED (PAPER & ALLIED PRODUCTS)                                                  1,664,975
     953,000   NIPPON STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                                                        6,718,408

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                              VALUE
JAPAN(continued)
         800   NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                              $   3,554,112
     219,900   NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                              2,359,293
     104,900   NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                 2,044,751
       2,400   NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                   3,801,015
     226,000   OJI PAPER COMPANY LIMITED (PAPER & ALLIED PRODUCTS)                                                        1,099,484
      45,700   PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                               1,410,437
      82,000   RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER               1,898,071
               EQUIPMENT)
      40,000   RYOSAN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER                987,614
               EQUIPMENT)
      53,000   SANKYO COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                 2,234,071
      27,300   SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                          665,178
      94,500   SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                               1,173,527
     177,000   SUMITOMO BAKELITE COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                            1,240,617
      90,000   SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                         1,644,670
      21,400   TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                                    719,561
     122,000   TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                               1,454,587
      63,200   TOKYO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                              2,032,666
     101,000   TOPPAN PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                 1,086,904
     234,000   TOSHIBA TEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER             1,391,172
               EQUIPMENT)
      76,100   TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                  4,820,954

                                                                                                                         86,216,170
                                                                                                                      -------------
NETHERLANDS - 4.41%
      62,100   ABN AMRO HOLDINGS NV (DEPOSITORY INSTITUTIONS)                                                             2,861,887
     242,200   AEGON NV (INSURANCE CARRIERS)                                                                              4,799,090
      43,100   AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                                3,731,036
      98,000   ING GROEP NV (FINANCIAL SERVICES)                                                                          4,349,218
      91,700   KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                                1,529,057
      47,800   ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM REFINING & RELATED INDUSTRIES)                                    1,953,146

                                                                                                                         19,223,434
                                                                                                                      -------------
NORWAY - 1.81%
     143,700   CERMAQ ASA (FOOD & KINDRED PRODUCTS)                                                                       2,509,959
      50,000   DNB NOR ASA (DEPOSITORY INSTITUTIONS)                                                                        646,097
      63,600   NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                     2,459,034
      75,200   YARA INTERNATIONAL ASA (AGRICULTURAL SERVICES)                                                             2,269,919

                                                                                                                          7,885,009
                                                                                                                      -------------
PORTUGAL -  0.93%
     445,000   BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)                                                     2,493,470
     281,600   ENERGIAS DE PORTUGAL SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER             1,558,833
               EQUIPMENT)

                                                                                                                          4,052,303
                                                                                                                      -------------
SINGAPORE - 0.86%
     606,490   MOBILONE LIMITED (COMMUNICATIONS)                                                                            871,650
     358,000   NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)                                                        1,239,523
     135,000   SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                                       1,658,011

                                                                                                                          3,769,184
                                                                                                                      -------------
SPAIN - 3.06%
      75,800   BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                               1,867,172
     293,100   BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                               5,430,790
     152,400   REPSOL YPF SA (OIL & GAS EXTRACTION)                                                                       6,033,295

                                                                                                                         13,331,257
                                                                                                                      -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                              VALUE
SWEDEN - 3.30%
      87,600   ELECTROLUX AB CLASS B (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER           $   2,087,788
               EQUIPMENT)
     270,600   NORDEA AB (DEPOSITORY INSTITUTIONS)                                                                        4,253,348
      70,500   SVENSKA HANDELSBANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                                                 1,984,333
      22,200   SWEDBANK AB (DEPOSITORY INSTITUTIONS)                                                                        808,252
     262,000   VOLVO AB CLASS B (TRANSPORTATION EQUIPMENT)                                                                5,248,275

                                                                                                                         14,381,996
                                                                                                                      -------------
SWITZERLAND - 6.68%
      37,700   BALOISE HOLDING AG (INSURANCE AGENTS, BROKERS & SERVICE)                                                   3,737,593
      26,300   CIBA SPECIALTY CHEMICALS AG (CHEMICALS & ALLIED PRODUCTS)                                                  1,717,090
       8,600   CONVERIUM HOLDING AG (INSURANCE CARRIERS)                                                                    158,412
     103,000   CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                   7,365,575
       2,500   GEORG FISCHER AG (TRANSPORTATION EQUIPMENT)+                                                               1,893,164
       3,700   RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                            1,940,115
       9,000   SWISSCOM AG (COMMUNICATIONS)                                                                               3,085,346
      19,600   SYNGENTA AG (CHEMICALS & ALLIED PRODUCTS)                                                                  3,838,166
      27,200   UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                       1,638,903
       2,000   VALORA HOLDING AG (GENERAL MERCHANDISE STORES)                                                               523,946
       5,200   VERWALTUNGS-UND PRIVAT-BANK AG (DEPOSITORY INSTITUTIONS)                                                   1,358,002
       6,000   ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                          1,862,874

                                                                                                                         29,119,186
                                                                                                                      -------------
UNITED KINGDOM - 21.75%
      68,100   ALFRED MCALPINE GROUP PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                   588,036
     146,100   ALLIANCE & LEICESTER PLC (DEPOSITORY INSTITUTIONS)                                                         3,244,842
     125,100   ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                              6,740,097
     114,500   AVIVA PLC (INSURANCE CARRIERS)                                                                             1,709,522
     539,900   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                     7,545,894
      89,600   BARRATT DEVELOPMENTS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                  1,786,674
     637,900   BP PLC (OIL & GAS EXTRACTION)                                                                              7,724,281
     257,000   BRADFORD & BINGLEY PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                2,039,826
     332,100   BRIT INSURANCE HOLDINGS PLC (INSURANCE CARRIERS)                                                           2,295,784
   1,016,100   BT GROUP PLC (COMMUNICATIONS)                                                                              6,784,475
     390,000   DS SMITH PLC (PAPER & ALLIED PRODUCTS)                                                                     1,816,941
     652,500   DSG INTERNATIONAL PLC (GENERAL MERCHANDISE STORES)                                                         2,079,436
      78,300   GEORGE WIMPEY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                           790,893
     414,000   GKN PLC (TRANSPORTATION EQUIPMENT)                                                                         3,310,886
      85,100   GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                          2,230,120
     298,900   HBOS PLC (DEPOSITORY INSTITUTIONS)                                                                         5,915,217
      62,400   HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                                1,146,552
     172,200   JJB SPORTS PLC (APPAREL & ACCESSORY STORES)                                                                  885,240
     479,900   LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                             5,358,135
     237,100   NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                                                                 566,587
     633,600   OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                        2,148,983
     315,100   PREMIER FOODS PLC (WHOLESALE TRADE-DURABLE GOODS)                                                          1,831,830
     962,500   ROYAL & SUN ALLIANCE INSURANCE GROUP PLC (INSURANCE CARRIERS)                                              2,812,237
     255,100   ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                                 3,242,667
     237,400   ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                                       9,930,206
      97,800   TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                                  1,114,533
     104,000   TAYLOR WOODROW PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                          753,404
   2,513,200   VODAFONE GROUP PLC (COMMUNICATIONS)                                                                        8,468,514

                                                                                                                         94,861,812
                                                                                                                      -------------

TOTAL COMMON STOCKS (COST $315,553,654)                                                                                 415,011,208
                                                                                                                      -------------
COLLATERAL FOR SECURITIES LENDING - 6.48%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 6.48%
  28,281,183   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                          28,281,183
                                                                                                                      -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                               VALUE
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $28,281,183)                                                            $  28,281,183
                                                                                                                      -------------

SHORT-TERM INVESTMENTS - 4.46%
  19,446,055   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              19,446,055
                                                                                                                      -------------

TOTAL SHORT-TERM INVESTMENTS (COST $19,446,055)                                                                          19,446,055
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $363,280,892)*                                   106.09%                                                        $ 462,738,446

OTHER ASSETS AND LIABILITIES, NET                       (6.09)                                                          (26,556,095)
                                                       ------                                                         -------------

TOTAL NET ASSETS                                       100.00%                                                        $ 436,182,351
                                                       ------                                                         -------------

+     NON-INCOME EARNING SECURITIES

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $19,446,055.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 98.78%

APPAREL & ACCESSORY STORES - 0.95%
         31,480    NORDSTROM INCORPORATED                                                                           $     1,609,258
                                                                                                                    ---------------
BUSINESS SERVICES - 9.70%
         62,780    BMC SOFTWARE INCORPORATED+                                                                             1,902,234
        118,600    CISCO SYSTEMS INCORPORATED+                                                                            3,303,010
         58,460    eBAY INCORPORATED+                                                                                     1,881,243
         14,050    MASTERCARD INCORPORATED CLASS A                                                                        2,330,474
        102,050    MICROSOFT CORPORATION                                                                                  3,007,414
         37,900    OMNICOM GROUP INCORPORATED                                                                             2,005,668
        104,510    ORACLE CORPORATION+                                                                                    2,059,892

                                                                                                                         16,489,935
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS - 5.04%
         68,720    BRISTOL-MYERS SQUIBB COMPANY                                                                           2,168,803
         39,200    MERCK & COMPANY INCORPORATED                                                                           1,952,160
         35,300    MONSANTO COMPANY                                                                                       2,384,162
         67,840    SCHERING-PLOUGH CORPORATION                                                                            2,065,050

                                                                                                                          8,570,175
                                                                                                                    ---------------
COMMUNICATIONS - 1.26%
         51,500    AT&T INCORPORATED                                                                                      2,137,250
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS - 1.11%
         39,040    JPMORGAN CHASE & COMPANY                                                                               1,891,488
                                                                                                                    ---------------
E-COMMERCE/SERVICES - 1.10%
         27,440    AMAZON.COM INCORPORATED+<<                                                                             1,877,170
                                                                                                                    ---------------
EATING & DRINKING PLACES - 1.13%
         37,980    MCDONALD'S CORPORATION                                                                                 1,927,865
                                                                                                                    ---------------
ELECTRIC, GAS & SANITARY SERVICES - 1.13%
         22,130    CONSTELLATION ENERGY GROUP INCORPORATED                                                                1,929,072
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 8.71%
         46,110    COOPER INDUSTRIES LIMITED CLASS A                                                                      2,632,420
         45,490    EMERSON ELECTRIC COMPANY                                                                               2,128,932
         37,680    HARRIS CORPORATION<<                                                                                   2,055,444
         25,860    MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                1,580,563
         73,190    NATIONAL SEMICONDUCTOR CORPORATION                                                                     2,069,081
         55,310    NVIDIA CORPORATION+                                                                                    2,284,856
         54,680    TEXAS INSTRUMENTS INCORPORATED                                                                         2,057,608

                                                                                                                         14,808,904
                                                                                                                    ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.47%
         43,370    JACOBS ENGINEERING GROUP INCORPORATED+<<                                                               2,494,209
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS - 1.07%
         67,490    CONAGRA FOODS INCORPORATED                                                                             1,812,781
                                                                                                                    ---------------
FOOD STORES - 1.18%
         58,990    SAFEWAY INCORPORATED                                                                                   2,007,430
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES - 0.96%
         22,490    JC PENNEY COMPANY INCORPORATED                                                                         1,627,826
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
HOLDING & OTHER INVESTMENT OFFICES - 0.97%
         29,070    PROLOGIS                                                                                         $     1,654,087
                                                                                                                    ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 2.05%
         37,420    MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                            1,618,041
         27,790    STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                       1,863,875

                                                                                                                          3,481,916
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 19.11%
         24,280    3M COMPANY                                                                                             2,107,261
         35,270    AMERICAN STANDARD COMPANIES INCORPORATED                                                               2,080,225
         26,950    APPLE INCORPORATED+                                                                                    3,288,978
        101,930    APPLIED MATERIALS INCORPORATED                                                                         2,025,349
         25,370    CATERPILLAR INCORPORATED                                                                               1,986,471
         17,700    DEERE & COMPANY                                                                                        2,137,098
         73,800    DELL INCORPORATED+                                                                                     2,106,990
        135,670    EMC CORPORATION                                                                                        2,455,627
         59,330    HEWLETT-PACKARD COMPANY                                                                                2,647,305
         21,070    INTERNATIONAL BUSINESS MACHINES CORPORATION                                                            2,217,618
         43,120    LAM RESEARCH CORPORATION+<<                                                                            2,216,368
         25,210    NATIONAL OILWELL VARCO INCORPORATED+                                                                   2,627,890
         23,430    PARKER HANNIFIN CORPORATION                                                                            2,294,031
         28,360    TEREX CORPORATION+                                                                                     2,305,668

                                                                                                                         32,496,879
                                                                                                                    ---------------
INSURANCE CARRIERS - 6.63%
         27,390    AMERICAN INTERNATIONAL GROUP INCORPORATED                                                              1,918,122
         33,740    CHUBB CORPORATION                                                                                      1,826,684
         29,570    METLIFE INCORPORATED                                                                                   1,906,674
         19,110    PRUDENTIAL FINANCIAL INCORPORATED                                                                      1,858,065
         36,680    THE TRAVELERS COMPANIES INCORPORATED                                                                   1,962,380
         35,300    UNITEDHEALTH GROUP INCORPORATED                                                                        1,805,242

                                                                                                                         11,277,167
                                                                                                                    ---------------
LEATHER & LEATHER PRODUCTS - 1.19%
         42,690    COACH INCORPORATED+                                                                                    2,023,079
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.19%
         37,490    RAYTHEON COMPANY                                                                                       2,020,336
                                                                                                                    ---------------
MEDICAL MANAGEMENT SERVICES - 2.53%
         44,750    EXPRESS SCRIPTS INCORPORATED+<<                                                                        2,237,948
         26,440    MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                   2,062,056

                                                                                                                          4,300,004
                                                                                                                    ---------------
MEDICAL PRODUCTS - 2.45%
         39,760    BAXTER INTERNATIONAL INCORPORATED                                                                      2,240,078
         22,680    ZIMMER HOLDINGS INCORPORATED+<<                                                                        1,925,305

                                                                                                                          4,165,383
                                                                                                                    ---------------
METAL MINING - 1.38%
         28,300    FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                    2,343,806
                                                                                                                    ---------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 1.08%
         16,070    VULCAN MATERIALS COMPANY                                                                               1,840,658
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.97%
         65,560    MATTEL INCORPORATED<<                                                                            $     1,658,012
                                                                                                                    ---------------
MISCELLANEOUS RETAIL - 1.08%
         42,090    WALGREEN COMPANY                                                                                       1,832,599
                                                                                                                    ---------------
MOTION PICTURES - 1.18%
         59,020    WALT DISNEY COMPANY                                                                                    2,014,943
                                                                                                                    ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 1.14%
         31,780    AMERICAN EXPRESS COMPANY                                                                               1,944,300
                                                                                                                    ---------------
OIL & GAS EXTRACTION - 3.03%
         30,070    SCHLUMBERGER LIMITED                                                                                   2,554,146
         24,550    TRANSOCEAN INCORPORATED+                                                                               2,601,809

                                                                                                                          5,155,955
                                                                                                                    ---------------
PAPER & ALLIED PRODUCTS - 1.18%
         51,540    INTERNATIONAL PAPER COMPANY<<                                                                          2,012,637
                                                                                                                    ---------------
PETROLEUM REFINING & RELATED INDUSTRIES - 4.06%
         25,050    EXXON MOBIL CORPORATION                                                                                2,101,194
         41,760    MARATHON OIL CORPORATION                                                                               2,503,930
         31,140    VALERO ENERGY CORPORATION                                                                              2,300,000

                                                                                                                          6,905,124
                                                                                                                    ---------------
PRIMARY METAL INDUSTRIES - 1.20%
         16,800    PRECISION CASTPARTS CORPORATION                                                                        2,038,848
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 4.07%
         10,080    CBOT HOLDINGS INCORPORATED CLASS A+                                                                    2,082,528
          8,380    GOLDMAN SACHS GROUP INCORPORATED                                                                       1,816,365
         16,860    MERRILL LYNCH & COMPANY INCORPORATED                                                                   1,409,159
         19,220    MORGAN STANLEY                                                                                         1,612,174

                                                                                                                          6,920,226
                                                                                                                    ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 1.39%
         92,230    CORNING INCORPORATED+                                                                                  2,356,477
                                                                                                                    ---------------
TOBACCO PRODUCTS - 1.25%
         27,600    LOEWS CORPORATION - CAROLINA GROUP                                                                     2,132,652
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT - 2.32%
         22,000    BOEING COMPANY                                                                                         2,115,520
         19,410    LOCKHEED MARTIN CORPORATION                                                                            1,827,063

                                                                                                                          3,942,583
                                                                                                                    ---------------
TRANSPORTATION SERVICES - 1.24%
         40,210    C.H. ROBINSON WORLDWIDE INCORPORATED                                                                   2,111,829
                                                                                                                    ---------------
WHOLESALE TRADE NON-DURABLE GOODS - 1.28%
         36,520    MCKESSON CORPORATION                                                                                   2,178,051
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $144,734,578)                                                                                 167,990,914
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COLLATERAL FOR SECURITIES LENDING - 6.54%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.21%
        170,382    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                           $       170,382
        190,576    SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                          190,576

                                                                                                                            360,958
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 6.33%
$       112,147    AMERICAN GENERAL FINANCE CORPORATION+/-                               5.47%        08/16/2007            112,162
         75,535    AQUIFER FUNDING LIMITED++                                             5.29         07/03/2007             75,524
         60,851    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                    5.36         10/25/2007             60,857
         72,132    ATOMIUM FUNDING CORPORATION++                                         5.28         08/07/2007             71,754
        231,232    ATOMIUM FUNDING CORPORATION                                           5.29         08/15/2007            229,752
         60,851    BANCO SANTANDER TOTTA LOAN+/-++                                       5.32         07/16/2008             60,851
        121,701    BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                     AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $121,756)           5.43         07/02/2007            121,701
        182,552    BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
                     102% COLLATERALIZED (MATURITY VALUE $182,634)                       5.43         07/02/2007            182,552
         48,680    BNP PARIBAS+/-                                                        5.33         05/07/2008             48,676
         58,396    BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                     (MATURITY VALUE $58,422)                                            5.39         07/02/2007             58,396
         92,493    BUCKINGHAM III CDO LLC                                                5.35         08/21/2007             91,819
         75,455    BUCKINGHAM III CDO LLC                                                5.39         09/17/2007             74,609
        102,229    CAIRN HIGH GRADE FUNDING I LLC++                                      5.28         07/11/2007            102,095
         24,340    CEDAR SPRINGS CAPITAL COMPANY                                         5.26         07/10/2007             24,312
         49,562    CEDAR SPRINGS CAPITAL COMPANY                                         5.26         07/13/2007             49,482
         34,076    CEDAR SPRINGS CAPITAL COMPANY                                         5.34         07/20/2007             33,987
         29,208    CHARTA LLC                                                            5.28         07/12/2007             29,166
        243,402    CHARTA LLC                                                            5.45         07/03/2007            243,366
        158,211    CHEYNE FINANCE LLC+/-++                                               5.31         02/25/2008            158,202
         60,851    CHEYNE FINANCE LLC SERIES MTN+/-++                                    5.32         07/16/2007             60,851
         24,340    CIT GROUP INCORPORATED+/-                                             5.43         12/19/2007             24,341
         26,008    CIT GROUP INCORPORATED+/-                                             5.59         09/20/2007             26,012
         26,835    CIT GROUP INCORPORATED+/-                                             5.59         11/23/2007             26,843
        662,549    CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
                     (MATURITY VALUE $662,849)                                           5.43         07/02/2007            662,549
         31,642    COBBLER FUNDING LIMITED++                                             5.28         07/25/2007             31,536
         12,170    COMERICA BANK+/-                                                      5.32         02/08/2008             12,139
        198,616    CORPORATE ASSET SECURITIZATION (AUSTRALIA) LIMITED++                  5.33         07/09/2007            198,413
         60,851    CULLINAN FINANCE CORPORATION+/-++                                     5.32         02/12/2008             60,840
         73,254    DEER VALLEY FUNDING LLC++                                             5.30         07/13/2007             73,137
        101,102    DEER VALLEY FUNDING LLC                                               5.33         07/16/2007            100,896
         19,472    DEER VALLEY FUNDING LLC                                               5.33         07/19/2007             19,424
         36,510    DEER VALLEY FUNDING LLC                                               5.34         07/18/2007             36,425
         53,972    DEER VALLEY FUNDING LLC                                               5.34         07/20/2007             53,831
         46,519    DEER VALLEY FUNDING LLC++                                             5.34         07/25/2007             46,363
        115,616    DEER VALLEY FUNDING LLC                                               5.34         07/26/2007            115,211
         48,680    DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                     (MATURITY VALUE $48,702)                                            5.43         07/02/2007             48,680
        121,701    ERASMUS CAPITAL CORPORATION++                                         5.32         07/19/2007            121,399
         12,752    FAIRWAY FINANCE CORPORATION++                                         5.31         07/10/2007             12,737
         97,361    FAIRWAY FINANCE CORPORATION++                                         5.42         07/09/2007             97,262
        842,132    FIRST BOSTON REPURCHASE AGREEMENT - 102% COLLATERALIZED
                     (MATURITY VALUE $842,513)                                           5.43         07/02/2007            842,132
         15,875    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                      5.22         07/06/2007             15,865
         47,809    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                      5.29         08/15/2007             47,503
         48,680    GEORGE STREET FINANCE LLC++                                           5.32         07/13/2007             48,603
         60,356    GEORGE STREET FINANCE LLC++                                           5.32         07/12/2007             60,268
         48,727    GEORGE STREET FINANCE LLC                                             5.33         07/18/2007             48,613

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        72,388    GEORGE STREET FINANCE LLC                                             5.33%        07/19/2007    $        72,208
         21,111    GOLDMAN SACHS GROUP INCORPORATED REPURCHASE AGREEMENT - 102%
                     COLLATERALIZED (MATURITY VALUE $21,121)                             5.37         07/02/2007             21,111
        243,402    GRAMPIAN FUNDING LLC                                                  5.42         07/12/2007            243,047
         86,308    HARRIER FINANCE FUNDING LLC++                                         5.28         07/13/2007             86,170
         60,851    HARRIER FINANCE FUNDING LLC+/-++                                      5.30         01/11/2008             60,855
         32,380    HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                      5.31         07/17/2007             32,309
         27,870    HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                      5.32         08/07/2007             27,724
        148,385    HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                      5.32         08/08/2007            147,585
        121,701    HUDSON-THAMES LLC+/-++                                                5.33         06/16/2008            121,685
        158,211    ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                         5.39         07/16/2008            158,211
         60,851    INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                            5.32         07/24/2008             60,856
         14,604    K2 (USA) LLC+/-++                                                     5.30         07/16/2007             14,604
         24,340    K2 (USA) LLC+/-++                                                     5.33         09/28/2007             24,340
        153,343    KEEL CAPITAL INCORPORATED++                                           5.33         07/11/2007            153,142
        109,158    KEEL CAPITAL INCORPORATED++                                           5.33         07/18/2007            108,904
        139,956    KESTREL FUNDING US LLC+/-++                                           5.29         02/25/2008            139,959
         16,413    KLIO III FUNDING CORPORATION++                                        5.27         07/13/2007             16,386
         73,021    KLIO III FUNDING CORPORATION++                                        5.27         07/20/2007             72,829
         43,812    KLIO III FUNDING CORPORATION++                                        5.27         07/23/2007             43,678
        149,300    KLIO III FUNDING CORPORATION++                                        5.28         07/24/2007            148,821
         43,812    LA FAYETTE ASSET SECURITIZATION CORPORATION++                         5.29         07/03/2007             43,806
         53,548    LA FAYETTE ASSET SECURITIZATION CORPORATION++                         5.31         07/11/2007             53,478
        304,252    LA FAYETTE ASSET SECURITIZATION CORPORATION                           5.32         07/30/2007            303,011
        117,721    LIBERTY HARBOUR CDO II LIMITED++                                      5.36         07/18/2007            117,447
        214,194    LIBERTY STREET FUNDING CORPORATION                                    5.33         07/16/2007            213,757
          7,302    LIQUID FUNDING LIMITED                                                5.26         07/30/2007              7,272
        163,079    LIQUID FUNDING LIMITED+/-++                                           5.33         11/13/2007            163,079
        180,117    LIQUID FUNDING LIMITED+/-++                                           5.33         06/11/2008            180,072
        114,399    LIQUID FUNDING LIMITED                                                5.34         07/09/2007            114,282
         51,358    METLIFE GLOBAL FUNDING I+/-++                                         5.42         10/05/2007             51,372
         60,851    MORGAN STANLEY+/-                                                     5.33         07/12/2007             60,851
         60,851    MORGAN STANLEY+/-                                                     5.45         08/07/2007             60,851
         89,353    MORGAN STANLEY+/-                                                     5.48         07/27/2007             89,357
        557,813    MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                     (MATURITY VALUE $558,065)                                           5.43         07/02/2007            557,813
         11,257    MORGAN STANLEY SERIES EXL+/-                                          5.38         07/15/2008             11,258
          9,736    NATIONAL CITY BANK+/-                                                 5.43         09/04/2007              9,737
         69,771    NATIONWIDE BUILDING SOCIETY+/-++                                      5.48         07/20/2007             69,775
        121,701    NORTHERN ROCK PLC+/-++SS.                                             5.34         08/04/2008            121,736
         69,370    PREMIUM ASSET TRUST+/-++                                              5.48         12/21/2007             69,364
         60,851    PREMIUM ASSET TRUST SERIES 06-B+/-++                                  5.37         12/16/2007             60,851
         46,246    PYXIS MASTER TRUST SERIES 2007-3+/-++                                 5.37         11/27/2007             46,246
          9,846    RACERS TRUST SERIES 2004-6-MM+/-++                                    5.37         12/24/2007              9,848
         31,642    SAINT GERMAIN FUNDING++                                               5.31         07/13/2007             31,592
         87,625    SEDNA FINANCE INCORPORATED+/-++                                       5.29         04/10/2008             87,617
         62,068    SHIPROCK FINANCE SERIES 2007-4A+/-++                                  5.39         04/11/2008             62,068
          9,736    SKANDINAVISKA ENSKILDA BANKEN AB                                      5.19         08/20/2007              9,667
         48,680    SLM CORPORATION+/-++                                                  5.32         05/12/2008             48,680
        291,839    SOLITAIRE FUNDING LLC++                                               5.29         07/06/2007            291,670
         48,680    SOUTHERN COMPANY FUNDING CORPORATION                                  5.34         07/24/2007             48,524
         75,455    STANFIELD VICTORIA FUNDING LLC+/-++                                   5.35         04/03/2008             75,487
        121,701    STANFIELD VICTORIA FUNDING LLC+/-++                                   5.37         02/15/2008            121,750
         48,680    TANGO FINANCE CORPORATION                                             5.27         07/31/2007             48,474
         41,013    TASMAN FUNDING INCORPORATED                                           5.29         07/05/2007             40,995
         12,801    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                  5.43         07/06/2007             12,793
         46,453    TICONDEROGA FUNDING LLC++                                             5.31         07/09/2007             46,406
         63,976    TIERRA ALTA FUNDING I LIMITED++                                       5.33         07/19/2007             63,817
         14,071    TRAVELERS INSURANCE COMPANY+/-                                        5.39         02/08/2008             14,071
         60,851    UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                    5.33         07/14/2008             60,858
         60,851    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++SS.                 5.34         08/08/2008             60,864
         56,956    VERSAILLES CDS LLC++                                                  5.33         07/26/2007             56,757

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        48,680    VERSAILLES CDS LLC++                                                  5.38%        07/31/2007    $        48,474
         97,361    WESTPAC SECURITIES (NEW ZEALAND) LIMITED                              5.28         07/27/2007             97,005
         55,892    WHISTLEJACKET CAPITAL LIMITED                                         5.26         07/12/2007             55,811
         47,970    WHISTLEJACKET CAPITAL LIMITED                                         5.34         07/23/2007             47,823
        121,701    WHITE PINE FINANCE LLC+/-++                                           5.32         02/22/2008            121,750
        119,211    WORLD OMNI VEHICLE LEASING++                                          5.35         07/10/2007            119,072
        201,038    ZELA FINANCE CORPORATION                                              5.31         07/13/2007            200,716

                                                                                                                         10,763,564
                                                                                                                    ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $11,124,522)                                                               11,124,522
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS - 1.10%
      1,878,029    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           1,878,029
                                                                                                                    ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,878,029)                                                                            1,878,029
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $157,737,129)*                         106.42%                                                                $   180,993,465

OTHER ASSETS AND LIABILITIES, NET             (6.42)                                                                   (10,920,236)
                                             ------                                                                 ---------------

TOTAL NET ASSETS                             100.00%                                                                $   170,073,229
                                             ------                                                                 ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,878,029.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

    LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 98.61%

APPAREL & ACCESSORY STORES - 2.13%
        815,700    KOHL'S CORPORATION+                                                                              $    57,939,171
                                                                                                                    ---------------
BIOPHARMACEUTICALS - 4.34%
      1,086,500    GENENTECH INCORPORATED+<<                                                                             82,204,590
        554,140    GENZYME CORPORATION+                                                                                  35,686,616

                                                                                                                        117,891,206
                                                                                                                    ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 6.04%
      1,373,700    FASTENAL COMPANY<<                                                                                    57,503,082
      1,045,417    HOME DEPOT INCORPORATED                                                                               41,137,159
      2,127,700    LOWE'S COMPANIES INCORPORATED<<                                                                       65,299,113

                                                                                                                        163,939,354
                                                                                                                    ---------------
BUSINESS SERVICES - 24.53%
        854,500    AUTOMATIC DATA PROCESSING INCORPORATED                                                                41,417,615
      5,131,643    CISCO SYSTEMS INCORPORATED+                                                                          142,916,258
      4,836,070    EBAY INCORPORATED+                                                                                   155,624,733
        249,000    GOOGLE INCORPORATED CLASS A+<<                                                                       130,321,620
      5,801,498    MICROSOFT CORPORATION<<                                                                              170,970,146
        920,090    YAHOO! INCORPORATED+<<                                                                                24,962,042

                                                                                                                        666,212,414
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS - 2.54%
      1,248,500    AMGEN INCORPORATED+                                                                                   69,029,565
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS - 0.97%
      1,259,000    WESTERN UNION COMPANY<<                                                                               26,224,970
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 8.70%
      1,294,700    LINEAR TECHNOLOGY CORPORATION<<                                                                       46,842,246
      4,014,000    NOKIA OYJ ADR                                                                                        112,833,540
      2,032,200    TEXAS INSTRUMENTS INCORPORATED<<                                                                      76,471,686

                                                                                                                        236,147,472
                                                                                                                    ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 4.14%
      2,874,200    PAYCHEX INCORPORATED<<                                                                               112,438,704
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES - 5.10%
      1,552,260    TARGET CORPORATION                                                                                    98,723,736
        828,500    WAL-MART STORES INCORPORATED                                                                          39,859,135

                                                                                                                        138,582,871
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.07%
      1,884,100    EMC CORPORATION<<                                                                                     34,102,210
      3,216,070    INTEL CORPORATION<<                                                                                   76,413,823

                                                                                                                        110,516,033
                                                                                                                    ---------------
INSURANCE CARRIERS - 3.92%
      1,520,466    AMERICAN INTERNATIONAL GROUP INCORPORATED                                                            106,478,234
                                                                                                                    ---------------
MEDICAL EQUIPMENT & SUPPLIES - 5.85%
      3,064,810    MEDTRONIC INCORPORATED                                                                               158,941,047
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

    LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
PERSONAL SERVICES - 1.40%
        962,550    CINTAS CORPORATION                                                                               $    37,953,347
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 22.42%
      6,401,237    CHARLES SCHWAB CORPORATION                                                                           131,353,383
         48,000    CME GROUP INCORPORATED<<                                                                              25,649,280
        898,200    FRANKLIN RESOURCES INCORPORATED                                                                      118,984,554
      1,176,740    GOLDMAN SACHS GROUP INCORPORATED                                                                     255,058,395
        790,800    LEGG MASON INCORPORATED                                                                               77,798,904

                                                                                                                        608,844,516
                                                                                                                    ---------------
TRANSPORTATION SERVICES - 2.46%
        778,700    C.H. ROBINSON WORLDWIDE INCORPORATED                                                                  40,897,324
        629,600    EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED<<                                                 26,002,479

                                                                                                                         66,899,803
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $1,985,791,487)                                                                             2,678,038,707
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 8.31%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.27%
      3,455,442    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                 3,455,442
      3,865,004    SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                        3,865,004

                                                                                                                          7,320,446
                                                                                                                    ---------------

PRINCILPAL                                                                          INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 8.04%
$     2,274,421    AMERICAN GENERAL FINANCE CORPORATION+/-                               5.47%        08/16/2007          2,274,717
      1,531,896    AQUIFER FUNDING LIMITED++                                             5.29         07/03/2007          1,531,666
      1,234,086    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                    5.36         10/25/2007          1,234,210
      1,462,886    ATOMIUM FUNDING CORPORATION++                                         5.28         08/07/2007          1,455,220
      4,689,528    ATOMIUM FUNDING CORPORATION                                           5.29         08/15/2007          4,659,515
      1,234,086    BANCO SANTANDER TOTTA LOAN+/-++                                       5.32         07/16/2008          1,234,099
      2,468,173    BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                   AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $2,469,290)           5.43         07/02/2007          2,468,173
      3,702,259    BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
                   102% COLLATERALIZED (MATURITY VALUE $3,703,934)                       5.43         07/02/2007          3,702,259
        987,269    BNP PARIBAS+/-                                                        5.33         05/07/2008            987,170
      1,184,304    BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $1,184,836)                                           5.39         07/02/2007          1,184,304
      1,875,811    BUCKINGHAM III CDO LLC                                                5.35         08/21/2007          1,862,155
      1,530,267    BUCKINGHAM III CDO LLC                                                5.39         09/17/2007          1,513,113
      2,073,265    CAIRN HIGH GRADE FUNDING I LLC++                                      5.28         07/11/2007          2,070,549
        493,635    CEDAR SPRINGS CAPITAL COMPANY                                         5.26         07/10/2007            493,057
      1,005,139    CEDAR SPRINGS CAPITAL COMPANY                                         5.26         07/13/2007          1,003,530
        691,088    CEDAR SPRINGS CAPITAL COMPANY                                         5.34         07/20/2007            689,278
        592,361    CHARTA LLC                                                            5.28         07/12/2007            591,497
      4,936,345    CHARTA LLC                                                            5.45         07/03/2007          4,935,605
      3,208,625    CHEYNE FINANCE LLC+/-++                                               5.31         02/25/2008          3,208,432
      1,234,086    CHEYNE FINANCE LLC SERIES MTN+/-++                                    5.32         07/16/2007          1,234,086
        493,635    CIT GROUP INCORPORATED+/-                                             5.43         12/19/2007            493,654
        527,449    CIT GROUP INCORPORATED+/-                                             5.59         09/20/2007            527,549
        544,232    CIT GROUP INCORPORATED+/-                                             5.59         11/23/2007            544,401
     13,436,910    CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $13,442,990)                                          5.43         07/02/2007         13,436,910
        641,725    COBBLER FUNDING LIMITED++                                             5.28         07/25/2007            639,575
        246,817    COMERICA BANK+/-                                                      5.32         02/08/2008            246,183

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

    LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCILPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     4,028,058    CORPORATE ASSET SECURITIZATION (AUSTRALIA) LIMITED++                  5.33%        07/09/2007    $     4,023,949
      1,234,086    CULLINAN FINANCE CORPORATION+/-++                                     5.32         02/12/2008          1,233,877
      1,485,643    DEER VALLEY FUNDING LLC++                                             5.30         07/13/2007          1,483,266
      2,050,410    DEER VALLEY FUNDING LLC                                               5.33         07/16/2007          2,046,227
        394,908    DEER VALLEY FUNDING LLC                                               5.33         07/19/2007            393,928
        740,452    DEER VALLEY FUNDING LLC                                               5.34         07/18/2007            738,727
      1,094,585    DEER VALLEY FUNDING LLC                                               5.34         07/20/2007          1,091,717
        943,434    DEER VALLEY FUNDING LLC++                                             5.34         07/25/2007            940,274
      2,344,764    DEER VALLEY FUNDING LLC                                               5.34         07/26/2007          2,336,557
        987,269    DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $987,716)                                             5.43         07/02/2007            987,269
      2,468,173    ERASMUS CAPITAL CORPORATION++                                         5.32         07/19/2007          2,462,052
        258,615    FAIRWAY FINANCE CORPORATION++                                         5.31         07/10/2007            258,313
      1,974,538    FAIRWAY FINANCE CORPORATION++                                         5.42         07/09/2007          1,972,524
     17,078,965    FIRST BOSTON REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $17,086,693)                                          5.43         07/02/2007         17,078,965
        321,948    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                      5.22         07/06/2007            321,762
        969,597    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                      5.29         08/15/2007            963,392
        987,269    GEORGE STREET FINANCE LLC++                                           5.32         07/13/2007            985,689
      1,224,066    GEORGE STREET FINANCE LLC++                                           5.32         07/12/2007          1,222,278
        988,207    GEORGE STREET FINANCE LLC                                             5.33         07/18/2007            985,905
      1,468,069    GEORGE STREET FINANCE LLC                                             5.33         07/19/2007          1,464,428
        428,153    GOLDMAN SACHS GROUP INCORPORATED REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $428,345)                              5.37         07/02/2007            428,153
      4,936,345    GRAMPIAN FUNDING LLC                                                  5.42         07/12/2007          4,929,138
      1,750,379    HARRIER FINANCE FUNDING LLC++                                         5.28         07/13/2007          1,747,578
      1,234,086    HARRIER FINANCE FUNDING LLC+/-++                                      5.30         01/11/2008          1,234,185
        656,682    HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                      5.31         07/17/2007            655,244
        565,212    HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                      5.32         08/07/2007            562,250
      3,009,344    HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                      5.32         08/08/2007          2,993,124
      2,468,173    HUDSON-THAMES LLC+/-++                                                5.33         06/16/2008          2,467,852
      3,208,625    ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                         5.39         07/16/2008          3,208,625
      1,234,086    INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                            5.32         07/24/2008          1,234,197
        296,181    K2 (USA) LLC+/-++                                                     5.30         07/16/2007            296,184
        493,635    K2 (USA) LLC+/-++                                                     5.33         09/28/2007            493,635
      3,109,898    KEEL CAPITAL INCORPORATED++                                           5.33         07/11/2007          3,105,824
      2,213,803    KEEL CAPITAL INCORPORATED++                                           5.33         07/18/2007          2,208,645
      2,838,399    KESTREL FUNDING US LLC+/-++                                           5.29         02/25/2008          2,838,455
        332,858    KLIO III FUNDING CORPORATION++                                        5.27         07/13/2007            332,325
      1,480,904    KLIO III FUNDING CORPORATION++                                        5.27         07/20/2007          1,477,024
        888,542    KLIO III FUNDING CORPORATION++                                        5.27         07/23/2007            885,823
      3,027,905    KLIO III FUNDING CORPORATION++                                        5.28         07/24/2007          3,018,185
        888,542    LA FAYETTE ASSET SECURITIZATION CORPORATION++                         5.29         07/03/2007            888,409
      1,085,996    LA FAYETTE ASSET SECURITIZATION CORPORATION++                         5.31         07/11/2007          1,084,573
      6,170,432    LA FAYETTE ASSET SECURITIZATION CORPORATION                           5.32         07/30/2007          6,145,256
      2,387,463    LIBERTY HARBOUR CDO II LIMITED++                                      5.36         07/18/2007          2,381,901
      4,343,984    LIBERTY STREET FUNDING CORPORATION                                    5.33         07/16/2007          4,335,122
        148,090    LIQUID FUNDING LIMITED                                                5.26         07/30/2007            147,486
      3,307,351    LIQUID FUNDING LIMITED+/-++                                           5.33         11/13/2007          3,307,351
      3,652,896    LIQUID FUNDING LIMITED+/-++                                           5.33         06/11/2008          3,651,982
      2,320,082    LIQUID FUNDING LIMITED                                                5.34         07/09/2007          2,317,716
      1,041,569    METLIFE GLOBAL FUNDING I+/-++                                         5.42         10/05/2007          1,041,861
      1,234,086    MORGAN STANLEY+/-                                                     5.33         07/12/2007          1,234,086
      1,234,086    MORGAN STANLEY+/-                                                     5.45         08/07/2007          1,234,086
      1,812,132    MORGAN STANLEY+/-                                                     5.48         07/27/2007          1,812,223
     11,312,789    MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $11,317,908)                                          5.43         07/02/2007         11,312,789
        228,306    MORGAN STANLEY SERIES EXL+/-                                          5.38         07/15/2008            228,327
        197,454    NATIONAL CITY BANK+/-                                                 5.43         09/04/2007            197,468
      1,415,003    NATIONWIDE BUILDING SOCIETY+/-++                                      5.48         07/20/2007          1,415,088
      2,468,173    NORTHERN ROCK PLC+/-++SS.                                             5.34         08/04/2008          2,468,889
      1,406,858    PREMIUM ASSET TRUST+/-++                                              5.48         12/21/2007          1,406,746

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

    LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCILPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     1,234,086    PREMIUM ASSET TRUST SERIES 06-B+/-++                                  5.37%        12/16/2007    $     1,234,086
        937,906    PYXIS MASTER TRUST SERIES 2007-3+/-++                                 5.37         11/27/2007            937,906
        199,675    RACERS TRUST SERIES 2004-6-MM+/-++                                    5.37         12/24/2007            199,723
        641,725    SAINT GERMAIN FUNDING++                                               5.31         07/13/2007            640,698
      1,777,084    SEDNA FINANCE INCORPORATED+/-++                                       5.29         04/10/2008          1,776,924
      1,258,768    SHIPROCK FINANCE SERIES 2007-4A+/-++                                  5.39         04/11/2008          1,258,768
        197,454    SKANDINAVISKA ENSKILDA BANKEN AB                                      5.19         08/20/2007            196,046
        987,269    SLM CORPORATION+/-++                                                  5.32         05/12/2008            987,269
      5,918,678    SOLITAIRE FUNDING LLC++                                               5.29         07/06/2007          5,915,245
        987,269    SOUTHERN COMPANY FUNDING CORPORATION                                  5.34         07/24/2007            984,100
      1,530,267    STANFIELD VICTORIA FUNDING LLC+/-++                                   5.35         04/03/2008          1,530,925
      2,468,173    STANFIELD VICTORIA FUNDING LLC+/-++                                   5.37         02/15/2008          2,469,160
        987,269    TANGO FINANCE CORPORATION                                             5.27         07/31/2007            983,093
        831,774    TASMAN FUNDING INCORPORATED                                           5.29         07/05/2007            831,408
        259,602    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                  5.43         07/06/2007            259,452
        942,102    TICONDEROGA FUNDING LLC++                                             5.31         07/09/2007            941,141
      1,297,469    TIERRA ALTA FUNDING I LIMITED++                                       5.33         07/19/2007          1,294,251
        285,370    TRAVELERS INSURANCE COMPANY+/-                                        5.39         02/08/2008            285,364
      1,234,086    UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                    5.33         07/14/2008          1,234,234
      1,234,086    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++SS.                 5.34         08/08/2008          1,234,358
      1,155,105    VERSAILLES CDS LLC++                                                  5.33         07/26/2007          1,151,062
        987,269    VERSAILLES CDS LLC++                                                  5.38         07/31/2007            983,093
      1,974,538    WESTPAC SECURITIES (NEW ZEALAND) LIMITED                              5.28         07/27/2007          1,967,331
      1,133,533    WHISTLEJACKET CAPITAL LIMITED                                         5.26         07/12/2007          1,131,878
        972,855    WHISTLEJACKET CAPITAL LIMITED                                         5.34         07/23/2007            969,878
      2,468,173    WHITE PINE FINANCE LLC+/-++                                           5.32         02/22/2008          2,469,160
      2,417,674    WORLD OMNI VEHICLE LEASING++                                          5.35         07/10/2007          2,414,845
      4,077,174    ZELA FINANCE CORPORATION                                              5.31         07/13/2007          4,070,651

                                                                                                                        218,291,860
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $225,612,306)                                                             225,612,306
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS - 0.76%
     20,536,728    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                          20,536,728

TOTAL SHORT-TERM INVESTMENTS (COST $20,536,728)                                                                          20,536,728
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,231,940,521)*                                   107.68%                                                    $ 2,924,187,741
OTHER ASSETS AND LIABILITIES, NET                         (7.68)                                                       (208,495,811)
                                                         ------                                                     ---------------

TOTAL NET ASSETS                                         100.00%                                                    $ 2,715,691,930
                                                         ------                                                     ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $20,536,728.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 98.17%

AMUSEMENT & RECREATION SERVICES - 0.23%
         20,250    MULTIMEDIA GAMES INCORPORATED<<+                                                                 $       258,390
         26,307    WMS INDUSTRIES INCORPORATED<<+                                                                           759,220

                                                                                                                          1,017,610
                                                                                                                    ---------------

APPAREL & ACCESSORY STORES - 1.33%
         10,569    ASHWORTH INCORPORATED+                                                                                    73,983
         18,433    CHARLOTTE RUSSE HOLDING INCORPORATED+                                                                    495,295
         16,982    CHILDREN'S PLACE RETAIL STORES INCORPORATED+                                                             876,950
         26,387    CHRISTOPHER & BANKS CORPORATION                                                                          452,537
         33,678    DRESS BARN INCORPORATED<<+                                                                               691,073
         30,494    FINISH LINE INCORPORATED CLASS A                                                                         277,800
         32,207    HOT TOPIC INCORPORATED<<+                                                                                350,090
         13,113    JOS. A. BANK CLOTHIERS INCORPORATED<<+                                                                   543,796
         31,370    STAGE STORES INCORPORATED                                                                                657,515
         22,943    THE CATO CORPORATION CLASS A                                                                             503,369
         23,269    TWEEN BRANDS INCORPORATED<<+                                                                           1,037,797

                                                                                                                          5,960,205
                                                                                                                    ---------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.85%
         22,851    GYMBOREE CORPORATION+                                                                                    900,558
         18,822    KELLWOOD COMPANY<<                                                                                       529,275
         89,018    QUIKSILVER INCORPORATED<<+                                                                             1,257,824
         19,846    SKECHERS U.S.A. INCORPORATED CLASS A+                                                                    579,503
         10,623    VOLCOM INCORPORATED+                                                                                     532,531

                                                                                                                          3,799,691
                                                                                                                    ---------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.27%
         11,582    LITHIA MOTORS INCORPORATED CLASS A                                                                       293,488
         13,579    MARINEMAX INCORPORATED<<+                                                                                271,852
         22,249    SONIC AUTOMOTIVE INCORPORATED                                                                            644,554

                                                                                                                          1,209,894
                                                                                                                    ---------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.04%
          8,363    MIDAS INCORPORATED+                                                                                      189,589
                                                                                                                    ---------------

BIOPHARMACEUTICALS - 0.24%
         17,763    DIGENE CORPORATION+                                                                                    1,066,668
                                                                                                                    ---------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.24%
          8,816    M/I HOMES INCORPORATED                                                                                   234,506
         47,127    STANDARD-PACIFIC CORPORATION<<                                                                           826,136

                                                                                                                          1,060,642
                                                                                                                    ---------------

BUSINESS SERVICES - 7.66%
         35,496    AARON RENTS INCORPORATED                                                                               1,036,483
         32,227    ABM INDUSTRIES INCORPORATED                                                                              831,779
         17,609    ADMINISTAFF INCORPORATED                                                                                 589,725
         35,487    ALLSCRIPTS HEALTHCARE SOLUTIONS INCORPORATED<<+                                                          904,209
         25,251    AMN HEALTHCARE SERVICES INCORPORATED+                                                                    555,522
         12,750    ANSOFT CORP+                                                                                             375,998
         56,431    ANSYS INCORPORATED<<+                                                                                  1,495,422
         21,786    ARBITRON INCORPORATED                                                                                  1,122,633
          8,378    BANKRATE INCORPORATED<<+                                                                                 401,474
         32,267    BLACKBAUD INCORPORATED                                                                                   712,455

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
BUSINESS SERVICES (continued)
         10,834    BLUE COAT SYSTEMS INCORPORATED+                                                                  $       536,500
         39,321    BRADY CORPORATION CLASS A                                                                              1,460,382
         19,041    BRIGHT HORIZONS FAMILY SOLUTIONS INCORPORATED<<+                                                         740,885
         22,494    CACI INTERNATIONAL INCORPORATED CLASS A<<+                                                             1,098,832
         19,992    CAPTARIS INCORPORATED+                                                                                   102,359
         39,336    CIBER INCORPORATED+                                                                                      321,768
         32,367    COGNEX CORPORATION                                                                                       728,581
         21,162    CONCUR TECHNOLOGIES INCORPORATED<<+                                                                      483,552
         34,341    eFUNDS CORPORATION+                                                                                    1,211,894
         42,292    EPICOR SOFTWARE CORPORATION+                                                                             628,882
         27,378    FACTSET RESEARCH SYSTEMS INCORPORATED                                                                  1,871,286
         16,827    GERBER SCIENTIFIC INCORPORATED+                                                                          195,530
         17,795    GEVITY HR INCORPORATED<<                                                                                 343,977
         20,181    HEALTHCARE SERVICES GROUP                                                                                595,325
         13,097    HEIDRICK & STRUGGLES INTERNATIONAL INCORPORATED+                                                         671,090
         63,564    INFORMATICA CORPORATION+                                                                                 938,840
         24,015    INFOSPACE INCORPORATED+                                                                                  557,388
         21,556    JDA SOFTWARE GROUP INCORPORATED+                                                                         423,144
         33,789    LABOR READY INCORPORATED<<+                                                                              780,864
         13,640    LOJACK CORPORATION+                                                                                      304,036
         19,627    MANHATTAN ASSOCIATES INCORPORATED<<+                                                                     547,790
         21,414    MIVA INCORPORATED+                                                                                       139,191
         33,774    NAPSTER INCORPORATED+                                                                                    114,832
         14,567    NEOWARE INCORPORATED<<+                                                                                  197,237
         18,394    NETWORK EQUIPMENT TECHNOLOGY INCORPORATED+                                                               175,479
         25,575    ON ASSIGNMENT INCORPORATED+                                                                              274,164
         16,336    PCTEL INCORPORATED+                                                                                      142,940
         18,811    PHOENIX TECHNOLOGIES LIMITED+                                                                            158,577
         11,643    PORTFOLIO RECOVERY ASSOCIATES INCORPORATED<<+                                                            698,813
         29,860    PROGRESS SOFTWARE CORPORATION+                                                                           949,249
         12,438    QUALITY SYSTEMS INCORPORATED<<                                                                           472,271
         18,919    RADIANT SYSTEMS INCORPORATED+                                                                            250,488
         15,978    RADISYS CORPORATION+                                                                                     198,127
         48,940    SECURE COMPUTING CORPORATION<<+                                                                          371,455
          9,465    SI INTERNATIONAL INCORPORATED<<+                                                                         312,534
         41,048    SPHERION CORPORATION+                                                                                    385,441
         13,388    SPSS INCORPORATED+                                                                                       590,946
          8,253    STARTEK INCORPORATED+                                                                                     89,050
          7,506    STRATASYS INCORPORATED<<+                                                                                352,632
         21,551    SYKES ENTERPRISES INCORPORATED+                                                                          409,253
         53,084    TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED<<+                                                          1,060,087
         47,751    THQ INCORPORATED<<+                                                                                    1,457,361
         18,494    TRADESTATION GROUP INCORPORATED+                                                                         215,455
         48,575    UNITED ONLINE INCORPORATED                                                                               801,002
          7,078    VERTRUE INCORPORATED+                                                                                    345,265
         15,473    VIAD CORPORATION                                                                                         652,496
          9,400    VOLT INFORMATION SCIENCE INCORPORATED<<+                                                                 173,336
         32,736    WEBSENSE INCORPORATED<<+                                                                                 695,640

                                                                                                                         34,251,926
                                                                                                                    ---------------

CASINO & GAMING - 0.27%
         43,445    PINNACLE ENTERTAINMENT INCORPORATED+                                                                   1,222,977
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS - 3.45%
         24,615    ALPHARMA INCORPORATED CLASS A<<+                                                                         640,236
         17,693    ARCH CHEMICALS INCORPORATED                                                                              621,732
         24,683    ARQULE INCORPORATED+                                                                                     174,015
         12,027    BRADLEY PHARMACEUTICALS INCORPORATED<<+                                                                  261,106
         20,868    CAMBREX CORPORATION                                                                                      276,918
         13,812    CHATTEM INCORPORATED<<+                                                                                  875,405
         25,037    GEORGIA GULF CORPORATION<<                                                                               453,420

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
         44,082    HB FULLER COMPANY                                                                                $     1,317,611
         22,548    IDEXX LABORATORIES INCORPORATED+                                                                       2,133,717
         50,139    IMMUCOR INCORPORATED+                                                                                  1,402,388
         11,541    MANNATECH INCORPORATED                                                                                   183,386
         23,475    MARTEK BIOSCIENCES CORPORATION<<+                                                                        609,646
         58,068    MGI PHARMA INCORPORATED+                                                                               1,298,981
         18,022    NOVEN PHARMACEUTICALS INCORPORATED+                                                                      422,616
         21,698    OM GROUP INCORPORATED+                                                                                 1,148,258
         30,610    OMNOVA SOLUTIONS INCORPORATED+                                                                           185,191
         19,906    PAREXEL INTERNATIONAL CORPORATION+                                                                       837,246
          6,538    PENFORD CORPORATION                                                                                      178,422
         67,687    POLYONE CORPORATION+                                                                                     486,670
          7,330    QUAKER CHEMICAL CORPORATION                                                                              172,988
         21,560    SCIELE PHARMA INCORPORATED<<+                                                                            507,954
         11,112    SURMODICS INCORPORATED<<+                                                                                555,600
         30,023    TRONOX INCORPORATED CLASS B                                                                              421,823
          6,238    USANA HEALTH SCIENCES INCORPORATED<<+                                                                    279,088

                                                                                                                         15,444,417
                                                                                                                    ---------------

COAL MINING - 0.60%
         59,032    MASSEY ENERGY COMPANY                                                                                  1,573,203
         27,362    PENN VIRGINIA CORPORATION                                                                              1,099,952

                                                                                                                          2,673,155
                                                                                                                    ---------------

COMMUNICATIONS - 1.47%
         22,926    ANIXTER INTERNATIONAL INCORPORATED<<+                                                                  1,724,264
         13,504    AUDIOVOX CORPORATION CLASS A+                                                                            175,147
         37,018    BRIGHTPOINT INCORPORATED+                                                                                510,481
         14,686    CT COMMUNICATIONS INCORPORATED                                                                           448,070
         32,789    GENERAL COMMUNICATION INCORPORATED CLASS A+                                                              420,027
         35,933    J2 GLOBAL COMMUNICATIONS INCORPORATED<<+                                                               1,254,062
         47,693    LIVE NATION INCORPORATED<<+                                                                            1,067,369
         22,145    NOVATEL WIRELESS INCORPORATED+                                                                           576,213
         56,044    RADIO ONE INCORPORATED CLASS D+                                                                          395,671

                                                                                                                          6,571,304
                                                                                                                    ---------------

COMPUTERS-INTERGRATED SYSTEMS - 0.11%
         22,450    AGILYSYS INCORPORATED                                                                                    505,125
                                                                                                                    ---------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.85%
         18,416    CHEMED CORPORATION                                                                                     1,220,797
         23,176    EMCOR GROUP INCORPORATED<<+                                                                            1,689,530
         19,855    INSITUFORM TECHNOLOGIES INCORPORATED CLASS A<<+                                                          433,038
         17,663    MATRIX SERVICE COMPANY+                                                                                  438,926

                                                                                                                          3,782,291
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS - 7.34%
         12,447    ALABAMA NATIONAL BANCORPORATION                                                                          769,722
         13,061    ANCHOR BANCORP WISCONSIN INCORPORATED                                                                    342,068
         40,270    BANK MUTUAL CORPORATION                                                                                  464,313
         32,819    BANKATLANTIC BANCORP INCORPORATED CLASS A                                                                282,572
         23,260    BANKUNITED FINANCIAL CORPORATION CLASS A<<                                                               466,828
         26,963    BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED<<                                                         724,496
         44,826    BROOKLINE BANCORP INCORPORATED                                                                           515,947
         20,680    CASCADE BANCORP<<                                                                                        478,535
         22,376    CENTRAL PACIFIC FINANCIAL CORPORATION                                                                    738,632
         32,469    CHITTENDEN CORPORATION                                                                                 1,134,783
         21,903    COMMUNITY BANK SYSTEM INCORPORATED                                                                       438,498

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
DEPOSITORY INSTITUTIONS (continued)
         24,156    CORUS BANKSHARES INCORPORATED<<                                                                  $       416,933
         19,630    DIME COMMUNITY BANCSHARES                                                                                258,920
         14,192    DOWNEY FINANCIAL CORPORATION<<                                                                           936,388
         44,443    EAST WEST BANCORP INCORPORATED                                                                         1,727,947
         60,601    FIRST BANCORP PUERTO RICO<<                                                                              666,005
         45,789    FIRST COMMONWEALTH FINANCIAL CORPORATION<<                                                               500,016
         23,231    FIRST FINANCIAL BANCORP                                                                                  348,233
          9,381    FIRST INDIANA CORPORATION                                                                                207,508
         36,190    FIRST MIDWEST BANCORP INCORPORATED                                                                     1,285,107
         22,491    FIRST REPUBLIC BANK                                                                                    1,206,867
         12,062    FIRSTFED FINANCIAL CORPORATION<<+                                                                        684,277
         28,251    FLAGSTAR BANCORP INCORPORATED                                                                            340,425
         17,185    FRANKLIN BANK CORPORATION<<+                                                                             256,057
         28,508    FRONTIER FINANCIAL CORPORATION<<                                                                         642,285
         38,352    GLACIER BANCORP INCORPORATED<<                                                                           780,463
         29,854    HANMI FINANCIAL CORPORATION                                                                              509,309
         14,630    INDEPENDENT BANK CORPORATION                                                                             251,782
         13,546    IRWIN FINANCIAL CORPORATION                                                                              202,784
         17,714    JPMORGAN CHASE & COMPANY+                                                                                227,448
         20,385    MAF BANCORP INCORPORATED                                                                               1,106,090
         15,276    NARA BANK NATIONAL ASSOCIATION                                                                           243,347
         13,493    PRIVATEBANCORP INCORPORATED<<                                                                            388,598
         25,188    PROSPERITY BANCSHARES INCORPORATED                                                                       825,159
         23,468    PROVIDENT BANKSHARES CORPORATION                                                                         769,281
         21,646    SIGNATURE BANK+                                                                                          738,129
         53,975    SOUTH FINANCIAL GROUP INCORPORATED                                                                     1,221,994
         13,586    STERLING BANCORPORATION (NEW YORK)                                                                       217,784
         54,164    STERLING BANCSHARES INCORPORATED (TEXAS)                                                                 612,595
         37,140    STERLING FINANCIAL CORPORATION                                                                         1,074,832
         37,956    SUSQUEHANNA BANCSHARES INCORPORATED                                                                      849,076
         54,677    TRUSTCO BANK CORPORATION NEW YORK SHARES<<                                                               540,209
         72,720    UCBH HOLDINGS INCORPORATED                                                                             1,328,594
         46,088    UMPQUA HOLDINGS CORPORATION                                                                            1,083,529
         26,387    UNITED BANKSHARES INCORPORATED                                                                           839,107
         29,789    UNITED COMMUNITY BANKS INCORPORATED                                                                      771,237
         49,170    WHITNEY HOLDING CORPORATION                                                                            1,480,017
         11,253    WILSHIRE BANCORP INCORPORATED                                                                            137,062
         17,576    WINTRUST FINANCIAL CORPORATION                                                                           770,708

                                                                                                                         32,802,496
                                                                                                                    ---------------

DURABLE GOODS - CONSUMER - 0.05%
         13,348    STURM, RUGER & COMPANY INCORPORATED+                                                                     207,161
                                                                                                                    ---------------

EATING & DRINKING PLACES - 2.31%
         21,147    CALIFORNIA PIZZA KITCHEN INCORPORATED+                                                                   454,238
         23,646    CEC ENTERTAINMENT INCORPORATED<<+                                                                        832,339
         47,724    CKE RESTAURANTS INCORPORATED                                                                             957,821
         11,166    IHOP CORPORATION<<                                                                                       607,765
         22,790    JACK IN THE BOX INCORPORATED+                                                                          1,616,723
         12,343    LANDRY'S RESTAURANTS INCORPORATED                                                                        373,499
         17,261    O'CHARLEYS INCORPORATED                                                                                  347,982
         18,770    P.F. CHANG'S CHINA BISTRO INCORPORATED<<+                                                                660,704
         16,334    PAPA JOHNS INTERNATIONAL INCORPORATED+                                                                   469,766
         22,385    RARE HOSPITALITY INTERNATIONAL INCORPORATED<<+                                                           599,246
         12,183    RED ROBIN GOURMET BURGERS INCORPORATED<<+                                                                491,828
         12,658    RUTH'S CHRIS STEAK HOUSE INCORPORATED<<+                                                                 215,059
         50,649    SONIC CORPORATION+                                                                                     1,120,356
         20,709    STEAK N SHAKE COMPANY+                                                                                   345,633
         38,844    TEXAS ROADHOUSE INCORPORATED CLASS A+                                                                    496,815

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
EATING & DRINKING PLACES (continued)
         47,185    TRIARC COMPANIES INCORPORATED CLASS B                                                            $       740,805

                                                                                                                         10,330,579
                                                                                                                    ---------------

EDUCATIONAL SERVICES - 0.10%
         16,837    UNIVERSAL TECHNICAL INSTITUTE INCORPORATED<<+                                                            427,491
                                                                                                                    ---------------

ELECTRIC, GAS & SANITARY SERVICES - 5.17%
         22,114    ALLETE INCORPORATED                                                                                    1,040,464
         12,402    AMERICAN STATES WATER COMPANY                                                                            441,139
         64,642    ATMOS ENERGY CORPORATION                                                                               1,943,139
         38,342    AVISTA CORPORATION                                                                                       826,270
          8,376    CASCADE NATURAL GAS CORPORATION                                                                          221,210
          7,413    CENTRAL VERMONT PUBLIC SERVICE                                                                           279,322
          9,867    CH ENERGY GROUP INCORPORATED                                                                             443,719
         41,975    CLECO CORPORATION                                                                                      1,028,388
         33,325    EL PASO ELECTRIC COMPANY+                                                                                818,462
         52,182    ENERGEN CORPORATION                                                                                    2,866,879
         15,698    LACLEDE GROUP INCORPORATED                                                                               500,452
         20,377    NEW JERSEY RESOURCES                                                                                   1,039,635
         19,644    NORTHWEST NATURAL GAS COMPANY                                                                            907,356
         53,799    PIEDMONT NATURAL GAS COMPANY<<                                                                         1,326,145
         21,448    SOUTH JERSEY INDUSTRIES INCORPORATED                                                                     758,830
         78,510    SOUTHERN UNION COMPANY                                                                                 2,558,631
         30,688    SOUTHWEST GAS CORPORATION                                                                              1,037,561
         77,329    UGI CORPORATION                                                                                        2,109,535
         18,310    UIL HOLDINGS CORPORATION                                                                                 606,061
         25,644    UNISOURCE ENERGY CORPORATION                                                                             843,431
         49,991    WASTE CONNECTIONS INCORPORATED+                                                                        1,511,728

                                                                                                                         23,108,357
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 7.89%
         18,961    ACTEL CORPORATION+                                                                                       263,748
         31,620    ACUITY BRANDS INCORPORATED                                                                             1,906,054
         86,596    ADAPTEC INCORPORATED<<+                                                                                  329,931
         25,974    ADVANCED ENERGY INDUSTRIES INCORPORATED+                                                                 588,571
         54,255    AEROFLEX INCORPORATED+                                                                                   768,793
         47,100    AMIS HOLDINGS INCORPORATED+                                                                              589,692
         16,590    AO SMITH CORPORATION                                                                                     661,775
          8,835    APPLIED SIGNAL TECHNOLOGY INCORPORATED                                                                   137,914
         79,355    ARRIS GROUP INCORPORATED+                                                                              1,395,854
         25,122    ATMI INCORPORATED+                                                                                       753,660
         29,982    BALDOR ELECTRIC COMPANY                                                                                1,477,513
          8,643    BEL FUSE INCORPORATED CLASS B                                                                            294,121
         52,868    BENCHMARK ELECTRONICS INCORPORATED+                                                                    1,195,874
         18,671    C&D TECHNOLOGIES INCORPORATED<<+                                                                         104,558
         36,077    C-COR INCORPORATED+                                                                                      507,243
          7,198    CATAPULT COMMUNICATIONS CORPORATION+                                                                      71,404
         19,794    CERADYNE INCORPORATED<<+                                                                               1,463,964
         28,579    CHECKPOINT SYSTEMS INCORPORATED<<+                                                                       721,620
         16,896    COMTECH TELECOMMUNICATIONS CORPORATION+                                                                  784,312
         26,120    CTS CORPORATION                                                                                          330,679
         11,280    CUBIC CORPORATION                                                                                        340,430
         26,254    CYMER INCORPORATED<<+                                                                                  1,055,411
         14,681    DIODES INCORPORATED<<+                                                                                   613,225
         13,847    DIONEX CORPORATION+                                                                                      982,999
         24,007    DITECH NETWORKS INCORPORATED+                                                                            196,617
         20,740    DSP GROUP INCORPORATED+                                                                                  424,548
         21,270    ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED<<+                                                            442,416
         26,441    EXAR CORPORATION+                                                                                        354,309
         16,252    GREATBATCH INCORPORATED+                                                                                 526,565

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
         57,474    HARMONIC INCORPORATED+                                                                           $       509,794
         18,946    HUTCHINSON TECHNOLOGY INCORPORATED<<+                                                                    356,374
         15,730    INTER-TEL INCORPORATED                                                                                   376,419
         16,368    LITTELFUSE INCORPORATED+                                                                                 552,747
         21,719    MAGNETEK INCORPORATED+                                                                                   111,853
         16,172    MERCURY COMPUTER SYSTEMS INCORPORATED+                                                                   197,298
         27,228    METHODE ELECTRONICS INCORPORATED                                                                         426,118
         55,515    MICROSEMI CORPORATION<<+                                                                               1,329,584
         30,891    MOOG INCORPORATED CLASS A+                                                                             1,362,580
          3,429    NATIONAL PRESTO INDUSTRIES INCORPORATED                                                                  213,764
         14,699    PARK ELECTROCHEMICAL CORPORATION                                                                         414,218
         18,937    PERICOM SEMICONDUCTOR+                                                                                   211,337
         30,436    PHOTRONICS INCORPORATED+                                                                                 452,888
         33,726    PLEXUS CORPORATION+                                                                                      775,361
         23,262    REGAL-BELOIT CORPORATION                                                                               1,082,613
         12,848    ROGERS CORPORATION+                                                                                      475,376
        118,799    SKYWORKS SOLUTIONS INCORPORATED+                                                                         873,173
         16,463    STANDARD MICROSYSTEMS CORPORATION+                                                                       565,339
         10,040    SUPERTEX INCORPORATED<<+                                                                                 314,654
         33,815    SYMMETRICOM INCORPORATED+                                                                                284,046
         18,966    SYNAPTICS INCORPORATED+                                                                                  678,793
         29,662    TECHNITROL INCORPORATED                                                                                  850,410
          9,651    TOLLGRADE COMMUNICATIONS INCORPORATED+                                                                   101,818
         30,709    TTM TECHNOLOGIES INCORPORATED+                                                                           399,217
         57,225    VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED<<+                                              2,292,434
         18,599    VIASAT INCORPORATED+                                                                                     597,028
         14,220    VICOR CORPORATION                                                                                        188,131

                                                                                                                         35,277,167
                                                                                                                    ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.49%
          9,465    CDI CORPORATION                                                                                          304,773
         15,923    MAXMUS INCORPORATED                                                                                      690,740
         13,584    PHARMANET DEVELOPMENT GROUP INCORPORATED+                                                                433,058
         48,012    REGENERON PHARMACEUTICAL INCORPORATED+                                                                   860,375
         42,192    TETRA TECH INCORPORATED+                                                                                 909,238
         38,598    URS CORPORATION+                                                                                       1,873,933
         31,127    WATSON WYATT & COMPANY HOLDINGS                                                                        1,571,291

                                                                                                                          6,643,408
                                                                                                                    ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 2.05%
         50,494    APTARGROUP INCORPORATED<<                                                                              1,795,567
         19,103    GRIFFON CORPORATION<<+                                                                                   416,063
          9,255    MATERIAL SCIENCES CORPORATION+                                                                           109,116
         26,134    MOBILE MINI INCORPORATED<<+                                                                              763,113
         14,571    NCI BUILDING SYSTEMS INCORPORATED<<+                                                                     718,787
         58,785    SHAW GROUP INCORPORATED<<+                                                                             2,721,158
         26,780    SIMPSON MANUFACTURING COMPANY INCORPORATED                                                               903,557
         12,549    VALMONT INDUSTRIES INCORPORATED                                                                          913,065
         21,660    WATTS WATER TECHNOLOGIES INCORPORATED<<                                                                  811,600

                                                                                                                          9,152,026
                                                                                                                    ---------------

FINANCE COMPANIES - 0.02%
         19,727    REWARDS NETWORK INCORPORATED+                                                                             80,289
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS - 1.58%
         54,181    CORN PRODUCTS INTERNATIONAL INCORPORATED                                                               2,462,526
         37,644    FLOWERS FOODS INCORPORATED                                                                             1,255,804
          9,987    J & J SNACK FOODS CORPORATION                                                                            376,909
         22,560    LANCE INCORPORATED                                                                                       531,514

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
FOOD & KINDRED PRODUCTS (continued)
          9,838    PEET'S COFFEE & TEA INCORPORATED<<+                                                              $       242,310
         19,680    RALCORP HOLDINGS INCORPORATED+                                                                         1,051,896
         11,563    SANDERSON FARMS INCORPORATED                                                                             520,566
         22,712    TREEHOUSE FOODS INCORPORATED+                                                                            604,366

                                                                                                                          7,045,891
                                                                                                                    ---------------

FOOD STORES - 0.35%
         14,201    GREAT ATLANTIC & PACIFIC TEA COMPANY INCORPORATED<<+                                                     476,302
         23,222    PANERA BREAD COMPANY<<+                                                                                1,069,605

                                                                                                                          1,545,907
                                                                                                                    ---------------

FOOTWEAR - 0.65%
         48,854    CROCS INCORPORATED<<+                                                                                  2,102,188
          7,974    DECKERS OUTDOOR CORPORATION+                                                                             804,577

                                                                                                                          2,906,765
                                                                                                                    ---------------

FURNITURE & FIXTURES - 0.43%
          8,608    BASSETT FURNITURE INDUSTRIES INCORPORATED                                                                117,499
         22,773    ETHAN ALLEN INTERIORS INCORPORATED                                                                       779,975
         37,394    LA-Z-BOY INCORPORATED<<                                                                                  428,535
         36,374    SELECT COMFORT CORPORATION<<+                                                                            589,986

                                                                                                                          1,915,995
                                                                                                                    ---------------

GENERAL MERCHANDISE STORES - 0.36%
         36,776    CASEY'S GENERAL STORES INCORPORATED                                                                    1,002,514
         29,128    FRED'S INCORPORATED                                                                                      389,733
         19,660    STEIN MART INCORPORATED                                                                                  241,032

                                                                                                                          1,633,279
                                                                                                                    ---------------

HEALTH SERVICES - 2.85%
         18,892    AMEDISYS INCORPORATED<<+                                                                                 686,346
         21,780    AMSURG CORPORATION+                                                                                      525,769
         15,917    CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                   265,496
         17,627    CRYOLIFE INCORPORATED+                                                                                   229,327
         22,676    ENZO BIOCHEM INCORPORATED<<+                                                                             339,006
         14,395    GENESIS HEALTHCARE CORPORATION+                                                                          984,906
         20,098    GENTIVA HEALTH SERVICES INCORPORATED+                                                                    403,166
         25,517    HEALTHWAYS INCORPORATED<<+                                                                             1,208,740
         49,894    HOOPER HOLMES INCORPORATED+                                                                              167,145
         21,936    INVENTIV HEALTH INCORPORATED<<+                                                                          803,077
         14,479    LCA-VISION INCORPORATED<<                                                                                684,254
         15,607    MATRIA HEALTHCARE INCORPORATED<<+                                                                        472,580
         22,961    NAUTILUS GROUP INCORPORATED<<                                                                            276,450
         24,585    ODYSSEY HEALTHCARE INCORPORATED<<+                                                                       291,578
         19,341    OPTION CARE INCORPORATED                                                                                 297,851
         35,303    PEDIATRIX MEDICAL GROUP INCORPORATED+                                                                  1,946,960
         12,705    REHABCARE GROUP INCORPORATED+                                                                            180,919
         40,738    SIERRA HEALTH SERVICES INCORPORATED<<+                                                                 1,693,886
         32,606    SUNRISE SENIOR LIVING INCORPORATED<<+                                                                  1,303,914

                                                                                                                         12,761,370
                                                                                                                    ---------------

HOLDING & OTHER INVESTMENT OFFICES - 3.26%
          9,595    4KIDS ENTERTAINMENT INCORPORATED+                                                                        143,925
         23,388    ACADIA REALTY TRUST                                                                                      606,919
         33,833    COLONIAL PROPERTIES TRUST                                                                              1,233,213

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
HOLDING & OTHER INVESTMENT OFFICES (continued)
         17,286    EASTGROUP PROPERTIES INCORPORATED                                                                $       757,473
         19,400    ENTERTAINMENT PROPERTIES TRUST                                                                         1,043,332
         18,864    ESSEX PROPERTY TRUST INCORPORATED                                                                      2,193,883
         47,458    INLAND REAL ESTATE CORPORATION                                                                           805,837
         23,801    KILROY REALTY CORPORATION                                                                              1,686,063
         21,024    KITE REALTY GROUP TRUST                                                                                  399,876
         15,154    LTC PROPERTIES INCORPORATED                                                                              344,754
         35,644    MEDICAL PROPERTIES TRUST INCORPORATED<<                                                                  471,570
         18,525    MID-AMERICA APARTMENT COMMUNITIES INCORPORATED<<                                                         972,192
         48,571    NATIONAL RETAIL PROPERTIES INCORPORATED                                                                1,061,762
         11,564    PARKWAY PROPERTIES INCORPORATED                                                                          555,419
         11,645    PS BUSINESS PARKS INCORPORATED                                                                           737,944
         14,985    SOVRAN SELF STORAGE INCORPORATED                                                                         721,678
         22,771    TANGER FACTORY OUTLET CENTERS INCORPORATED                                                               852,774

                                                                                                                         14,588,614
                                                                                                                    ---------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.45%
         22,133    BELL MICROPRODUCTS INCORPORATED<<+                                                                       144,307
         16,075    COST PLUS INCORPORATED<<+                                                                                136,316
         21,506    GUITAR CENTER INCORPORATED<<+                                                                          1,286,274
         16,523    HAVERTY FURNITURE COMPANIES INCORPORATED                                                                 192,823
         21,717    TUESDAY MORNING CORPORATION<<                                                                            268,422

                                                                                                                          2,028,142
                                                                                                                    ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.13%
         15,562    MARCUS CORPORATION                                                                                       369,753
          7,635    MONARCH CASINO & RESORT INCORPORATED+                                                                    205,000

                                                                                                                            574,753
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.95%
         14,987    A.S.V. INCORPORATED<<+                                                                                   258,975
         13,852    ASTEC INDUSTRIES INCORPORATED+                                                                           584,831
         73,989    AXCELIS TECHNOLOGIES INCORPORATED+                                                                       480,189
         12,635    BLACK BOX CORPORATION                                                                                    522,836
         36,000    BRIGGS & STRATTON CORPORATION<<                                                                        1,136,160
         55,085    BROOKS AUTOMATION INCORPORATED+                                                                          999,793
          7,321    CASCADE CORPORATION                                                                                      574,259
         17,633    DRIL-QUIP INCORPORATED+                                                                                  792,603
         15,617    ENPRO INDUSTRIES INCORPORATED+                                                                           668,251
         38,489    GARDNER DENVER INCORPORATED+                                                                           1,637,707
         59,050    IDEX CORPORATION                                                                                       2,275,787
         15,561    INTEVAC INCORPORATED+                                                                                    330,827
         20,588    KAYDON CORPORATION                                                                                     1,073,047
         22,424    KOMAG INCORPORATED<<+                                                                                    715,101
         41,859    KULICKE & SOFFA INDUSTRIES INCORPORATED<<+                                                               438,264
         42,233    LENNOX INTERNATIONAL INCORPORATED                                                                      1,445,636
          8,470    LINDSAY MANUFACTURING COMPANY<<                                                                          375,136
         10,952    LUFKIN INDUSTRIES INCORPORATED                                                                           706,952
         45,392    MANITOWOC COMPANY INCORPORATED                                                                         3,648,609
         29,494    MICROS SYSTEMS INCORPORATED+                                                                           1,604,474
         25,195    NETGEAR INCORPORATED+                                                                                    913,319
         12,705    PLANAR SYSTEMS INCORPORATED+                                                                              95,160
         12,438    ROBBINS & MYERS INCORPORATED                                                                             660,831
         18,725    SCANSOURCE INCORPORATED+                                                                                 599,013
         29,336    TORO COMPANY                                                                                           1,727,597
         16,910    ULTRATECH INCORPORATED+                                                                                  225,410
         17,948    WATSCO INCORPORATED                                                                                      976,371

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
         21,469    WOODWARD GOVERNOR COMPANY                                                                        $     1,152,241

                                                                                                                         26,619,379
                                                                                                                    ---------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.25%
         26,572    HILB, ROGAL & HAMILTON COMPANY                                                                         1,138,876
                                                                                                                    ---------------

INSURANCE CARRIERS - 3.38%
         38,078    AMERIGROUP CORPORATION<<+                                                                                906,256
         31,746    CENTENE CORPORATION+                                                                                     679,999
         31,649    DELPHI FINANCIAL GROUP INCORPORATED CLASS A                                                            1,323,561
         49,308    FREMONT GENERAL CORPORATION<<                                                                            530,554
         21,732    HEALTHEXTRAS INCORPORATED+                                                                               642,833
         14,114    INFINITY PROPERTY & CASUALTY CORPORATION                                                                 716,003
         12,452    LANDAMERICA FINANCIAL GROUP INCORPORATED<<                                                             1,201,493
         41,774    PHILADELPHIA CONSOLIDATED HOLDING CORPORATION+                                                         1,746,153
         15,679    PRESIDENTIAL LIFE CORPORATION                                                                            308,249
         24,265    PROASSURANCE CORPORATION+                                                                              1,350,833
         14,476    RLI CORPORATION                                                                                          809,932
         10,511    SAFETY INSURANCE GROUP INCORPORATED                                                                      435,155
          7,330    SCPIE HOLDINGS INCORPORATED+                                                                             183,250
         41,762    SELECTIVE INSURANCE GROUP INCORPORATED                                                                 1,122,563
         13,290    STEWART INFORMATION SERVICES CORPORATION                                                                 529,341
         14,631    TOWER GROUP INCORPORATED                                                                                 466,729
          8,870    TRIAD GUARANTY INCORPORATED<<+                                                                           354,179
         15,297    UNITED FIRE & CASUALTY COMPANY                                                                           541,208
         26,964    ZENITH NATIONAL INSURANCE CORPORATION                                                                  1,269,735

                                                                                                                         15,118,026
                                                                                                                    ---------------

LEATHER & LEATHER PRODUCTS - 0.49%
         32,147    BROWN SHOE COMPANY INCORPORATED                                                                          781,815
         16,362    GENESCO INCORPORATED<<+                                                                                  855,896
         19,311    K-SWISS INCORPORATED                                                                                     547,081

                                                                                                                          2,184,792
                                                                                                                    ---------------

LEGAL SERVICES - 0.09%
          6,408    PRE-PAID LEGAL SERVICES INCORPORATED<<                                                                   412,098
                                                                                                                    ---------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.40%
         55,873    CHAMPION ENTERPRISES INCORPORATED<<+                                                                     549,232
         11,442    COACHMEN INDUSTRIES INCORPORATED                                                                         110,530
          7,447    DELTIC TIMBER CORPORATION                                                                                408,245
          4,947    SKYLINE CORPORATION                                                                                      148,459
         13,747    UNIVERSAL FOREST PRODUCTS                                                                                580,948

                                                                                                                          1,797,414
                                                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 7.93%
         52,451    AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED<<+                                                        946,216
         10,188    ANALOGIC CORPORATION                                                                                     748,920
         22,012    ARMOR HOLDINGS INCORPORATED+                                                                           1,912,182
         20,021    ARTHROCARE CORPORATION<<+                                                                                879,122
         17,332    BIOLASE TECHNOLOGY INCORPORATED<<+                                                                       105,205
         22,749    COHERENT INCORPORATED+                                                                                   694,072
         16,548    COHU INCORPORATED                                                                                        368,193
         20,591    CONMED CORPORATION+                                                                                      602,904
         32,455    COOPER COMPANIES INCORPORATED                                                                          1,730,501
         16,140    CYBERONICS INCORPORATED<<+                                                                               271,475
          9,244    DATASCOPE CORPORATION                                                                                    353,860

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
         17,147    DJ ORTHOPEDICS INCORPORATED<<+                                                                   $       707,657
         12,032    EDO CORPORATION<<                                                                                        395,492
         18,654    ESTERLINE TECHNOLOGIES CORPORATION<<+                                                                    901,175
         18,938    FEI COMPANY<<+                                                                                           614,727
         48,255    FLIR SYSTEMS INCORPORATED<<+                                                                           2,231,794
         32,899    FOSSIL INCORPORATED<<+                                                                                   970,192
         19,229    HAEMONETICS CORPORATION+                                                                               1,011,638
         39,226    HOLOGIC INCORPORATED<<+                                                                                2,169,590
         10,516    ICU MEDICAL INCORPORATED+                                                                                451,557
         51,397    INPUT/OUTPUT INCORPORATED<<+                                                                             802,307
         14,204    INTEGRA LIFESCIENCES HOLDINGS<<+                                                                         701,962
         21,846    ITRON INCORPORATED<<+                                                                                  1,702,677
         10,245    KEITHLEY INSTRUMENTS INCORPORATED                                                                        128,575
          8,619    KENSEY NASH CORPORATION+                                                                                 231,075
         49,408    KOPIN CORPORATION+                                                                                       192,691
         28,921    MENTOR CORPORATION                                                                                     1,176,506
         23,708    MERIDIAN DIAGNOSTICS INCORPORATED<<                                                                      513,515
         19,930    MERIT MEDICAL SYSTEMS INCORPORATED<<+                                                                    238,363
         27,107    MKS INSTRUMENTS INCORPORATED+                                                                            750,864
         13,299    MTS SYSTEMS CORPORATION                                                                                  594,066
         28,305    NEWPORT CORPORATION+                                                                                     438,161
         12,685    OSTEOTECH INCORPORATED+                                                                                   91,332
         13,218    PALOMAR MEDICAL TECHNOLOGIES INCORPORATED<<+                                                             458,797
         12,122    PHOTON DYNAMICS INCORPORATED+                                                                            132,130
         16,454    POLYMEDICA CORPORATION                                                                                   672,146
         12,536    POSSIS MEDICAL INCORPORATED+                                                                             136,392
         53,603    RESPIRONICS INCORPORATED+                                                                              2,282,952
         18,209    RUDOLPH TECHNOLOGIES INCORPORATED+                                                                       302,451
         18,931    SONIC SOLUTIONS<<+                                                                                       238,720
         25,572    SYMMETRY MEDICAL INCORPORATED+                                                                           409,408
         25,447    TELEDYNE TECHNOLOGIES INCORPORATED+                                                                    1,169,290
         24,210    THERAGENICS CORPORATION+                                                                                 100,956
         86,950    TRIMBLE NAVIGATION LIMITED+                                                                            2,799,790
         22,679    VEECO INSTRUMENTS INCORPORATED<<+                                                                        470,362
          5,680    VITAL SIGNS INCORPORATED                                                                                 315,524
         21,158    X-RITE INCORPORATED+                                                                                     312,504

                                                                                                                         35,429,988
                                                                                                                    ---------------

MEDICAL EQUIPMENT & SUPPLIES - 0.10%
         23,276    INVACARE CORPORATION                                                                                     426,649
                                                                                                                    ---------------

METAL MINING - 0.52%
         29,858    CLEVELAND CLIFFS INCORPORATED                                                                          2,319,071
                                                                                                                    ---------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.10%
         16,002    AMCOL INTERNATIONAL CORPORATION                                                                          437,015
                                                                                                                    ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.86%
         52,031    CENTRAL GARDEN & PET COMPANY CLASS A+                                                                    610,324
         23,193    DAKTRONICS INCORPORATED<<                                                                                498,186
         20,427    JAKKS PACIFIC INCORPORATED+                                                                              574,816
         35,908    K2 INCORPORATED+                                                                                         545,443
         11,953    LYDALL INCORPORATED+                                                                                     174,633
         15,417    RC2 CORPORATION+                                                                                         616,834
          8,437    RUSS BERRIE & COMPANY INCORPORATED                                                                       157,181
         25,638    SHUFFLE MASTER INCORPORATED<<+                                                                           425,591
          9,057    STANDEX INTERNATIONAL CORPORATION                                                                        257,581

                                                                                                                          3,860,589
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
MISCELLANEOUS RETAIL - 1.31%
         16,519    BIG 5 SPORTING GOODS CORPORATION                                                                 $       421,235
          9,984    BLUE NILE INCORPORATED<<+                                                                                603,034
         21,645    CASH AMERICA INTERNATIONAL INCORPORATED                                                                  858,224
         23,100    HIBBETT SPORTS INCORPORATED+                                                                             632,478
         17,771    JO ANN STORES INCORPORATED<<+                                                                            505,230
         21,072    LONGS DRUG STORES CORPORATION<<                                                                        1,106,701
         14,902    NORTH AMERICAN WATCH CORPORATION                                                                         502,793
         28,257    SPECTRUM BRANDS INCORPORATED<<+                                                                          191,300
         13,404    STAMPS.COM INCORPORATED<<+                                                                               184,707
         35,647    ZALE CORPORATION+                                                                                        848,755

                                                                                                                          5,854,457
                                                                                                                    ---------------

MOTION PICTURES - 0.24%
         30,055    AVID TECHNOLOGY INCORPORATED<<+                                                                        1,062,444
                                                                                                                    ---------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.06%
         18,258    ARKANSAS BEST CORPORATION                                                                                711,514
         21,958    FORWARD AIR CORPORATION                                                                                  748,548
         42,910    HEARTLAND EXPRESS INCORPORATED<<                                                                         699,433
         40,442    LANDSTAR SYSTEM INCORPORATED                                                                           1,951,327
         20,355    OLD DOMINION FREIGHT LINE+                                                                               613,703

                                                                                                                          4,724,525
                                                                                                                    ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.35%
         18,765    FINANCIAL FEDERAL CORPORATION                                                                            559,572
         20,534    FIRST CASH FINANCIAL SERVICES INCORPORATED+                                                              481,317
         12,810    WORLD ACCEPTANCE CORPORATION+                                                                            547,371

                                                                                                                          1,588,260
                                                                                                                    ---------------

OIL & GAS EXTRACTION - 4.24%
         19,934    ATWOOD OCEANICS INCORPORATED<<+                                                                        1,367,871
         70,535    CABOT OIL & GAS CORPORATION                                                                            2,601,331
         66,463    HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                             2,652,538
         40,358    OCEANEERING INTERNATIONAL INCORPORATED+                                                                2,124,445
         10,752    PETROLEUM DEVELOPMENT CORPORATION+                                                                       510,505
         15,311    SEACOR HOLDINGS INCORPORATED+                                                                          1,429,435
         45,695    ST. MARY LAND & EXPLORATION COMPANY                                                                    1,673,351
         20,344    STONE ENERGY CORPORATION+                                                                                696,985
         21,493    SWIFT ENERGY COMPANY+                                                                                    919,041
         52,854    TETRA TECHNOLOGIES INCORPORATED<<+                                                                     1,490,483
         33,695    UNIT CORPORATION+                                                                                      2,119,752
         22,142    W-H ENERGY SERVICES INCORPORATED+                                                                      1,370,811

                                                                                                                         18,956,548
                                                                                                                    ---------------

PAPER & ALLIED PRODUCTS - 0.79%
         27,658    BUCKEYE TECHNOLOGIES INCORPORATED+                                                                       427,869
         21,186    CARAUSTAR INDUSTRIES INCORPORATED+                                                                       111,227
         14,500    CHESAPEAKE CORPORATION+                                                                                  182,265
         10,781    NEENAH PAPER INCORPORATED                                                                                444,824
         40,651    PLAYTEX PRODUCTS INCORPORATED<<+                                                                         602,041
         11,963    POPE & TALBOT INCORPORATED<<                                                                              47,493
         25,379    ROCK-TENN COMPANY CLASS A                                                                                805,022
         11,432    SCHWEITZER MANDUIT INTERNATIONAL INCORPORATED                                                            354,392
          8,978    STANDARD REGISTER COMPANY                                                                                102,349
         32,506    WAUSAU PAPER CORPORATION                                                                                 435,580

                                                                                                                          3,513,062
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
PERSONAL SERVICES - 0.47%
          6,981    ANGELICA CORPORATION                                                                             $       147,159
         20,242    COINSTAR INCORPORATED+                                                                                   637,218
          3,811    CPI CORPORATION<<                                                                                        264,865
         15,664    G & K SERVICES INCORPORATED CLASS A                                                                      618,885
         10,379    UNIFIRST CORPORATION                                                                                     457,195

                                                                                                                          2,125,322
                                                                                                                    ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.41%
         30,847    HEADWATERS INCORPORATED<<+                                                                               532,728
         12,802    WD-40 COMPANY                                                                                            420,802
         20,770    WORLD FUEL SERVICES CORPORATION                                                                          873,586

                                                                                                                          1,827,116
                                                                                                                    ---------------

PHARMACEUTICALS - 0.17%
          8,938    KENDLE INTERNATIONAL INCORPORATED+                                                                       328,650
         34,302    SAVIENT PHARMACEUTICALS INCORPORATED+                                                                    426,031

                                                                                                                            754,681
                                                                                                                    ---------------

PHARMACEUTICALS - 0.16%
         50,802    VIROPHARMA INCORPORATED<<+                                                                               701,068
                                                                                                                    ---------------

PRIMARY METAL INDUSTRIES - 3.01%
         31,622    BELDEN CDT INCORPORATED<<                                                                              1,750,278
         14,776    BRUSH ENGINEERED MATERIALS INCORPORATED+                                                                 620,444
         20,587    CENTURY ALUMINUM COMPANY<<+                                                                            1,124,668
         34,080    CHAPARRAL STEEL COMPANY                                                                                2,449,330
         32,241    CURTISS-WRIGHT CORPORATION                                                                             1,502,753
         21,723    GIBRALTAR INDUSTRIES INCORPORATED                                                                        481,164
         26,956    MUELLER INDUSTRIES INCORPORATED                                                                          928,365
         27,003    QUANEX CORPORATION                                                                                     1,315,046
         16,788    RTI INTERNATIONAL METALS INCORPORATED+                                                                 1,265,312
         19,877    TEXAS INDUSTRIES INCORPORATED                                                                          1,558,556
         20,640    TREDEGAR CORPORATION                                                                                     439,632

                                                                                                                         13,435,548
                                                                                                                    ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.22%
         20,080    BOWNE & COMPANY INCORPORATED                                                                             391,761
          8,566    CONSOLIDATED GRAPHICS INCORPORATED+                                                                      593,452

                                                                                                                            985,213
                                                                                                                    ---------------

RAILROAD TRANSPORTATION - 0.47%
         55,906    KANSAS CITY SOUTHERN<<+                                                                                2,098,711
                                                                                                                    ---------------

REAL ESTATE - 0.10%
         16,035    MERITAGE CORPORATION<<+                                                                                  428,936
                                                                                                                    ---------------

REAL ESTATE INVESTMENT TRUST (REIT) - 0.47%
         48,164    LEXINGTON CORPORATE PROPERTIES TRUST                                                                   1,001,811
         54,188    SENIOR HOUSING PROPERTIES TRUST                                                                        1,102,726

                                                                                                                          2,104,537
                                                                                                                    ---------------

RETAIL, TRADE & SERVICES - 0.56%
         38,504    MEN'S WEARHOUSE INCORPORATED                                                                           1,966,399

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
RETAIL, TRADE & SERVICES (continued)
         26,598    STRIDE RITE CORPORATION                                                                          $       538,875

                                                                                                                          2,505,274
                                                                                                                    ---------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.10%
         17,665    A. SCHULMAN INCORPORATED                                                                                 429,789
                                                                                                                    ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.63%
         32,264    INVESTMENT TECHNOLOGY GROUP INCORPORATED<<+                                                            1,397,999
         38,843    LABRANCHE & COMPANY INCORPORATED<<+                                                                      286,661
         13,448    PIPER JAFFRAY COMPANIES INCORPORATED<<+                                                                  749,457
         17,944    SWS GROUP INCORPORATED                                                                                   387,949

                                                                                                                          2,822,066
                                                                                                                    ---------------

SOCIAL SERVICES - 0.07%
         14,585    RES-CARE INCORPORATED+                                                                                   308,327
                                                                                                                    ---------------

SOFTWARE - 0.15%
         15,923    EPIQ SYSTEMS INCORPORATED<<+                                                                             257,316
         13,373    MANTECH INTERNATIONAL CORPORATION CLASS A+                                                               412,290

                                                                                                                            669,606
                                                                                                                    ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.46%
         20,645    APOGEE ENTERPRISES INCORPORATED                                                                          574,344
         17,319    CABOT MICROELECTRONICS CORPORATION<<+                                                                    614,651
         14,782    CARBO CERAMICS INCORPORATED<<                                                                            647,599
         10,462    LIBBEY INCORPORATED<<                                                                                    225,665

                                                                                                                          2,062,259
                                                                                                                    ---------------

TEXTILE MILL PRODUCTS - 0.72%
         21,348    ALBANY INTERNATIONAL CORPORATION CLASS A                                                                 863,313
         38,801    INTERFACE INCORPORATED                                                                                   731,787
         11,163    OXFORD INDUSTRIES INCORPORATED                                                                           494,967
         40,445    WOLVERINE WORLD WIDE INCORPORATED                                                                      1,120,731

                                                                                                                          3,210,798
                                                                                                                    ---------------

TEXTILES - PRODUCTS - 0.20%
         41,019    ICONIX BRAND GROUP INCORPORATED+                                                                         911,442
                                                                                                                    ---------------

TOBACCO PRODUCTS - 0.14%
         63,920    ALLIANCE ONE INTERNATIONAL INCORPORATED+                                                                 642,396
                                                                                                                    ---------------

TRANSPORTATION BY AIR - 0.75%
         17,131    BRISTOW GROUP INCORPORATED<<+                                                                            848,841
         23,171    EGL INCORPORATED+                                                                                      1,076,988
         26,661    FRONTIER AIRLINES HOLDINGS INCORPORATED<<+                                                               149,302
         22,863    MESA AIR GROUP INCORPORATED+                                                                             151,124
         46,975    SKYWEST INCORPORATED                                                                                   1,119,414

                                                                                                                          3,345,669
                                                                                                                    ---------------

TRANSPORTATION EQUIPMENT - 1.96%
         27,146    AAR CORPORATION+                                                                                         896,089
          8,687    ARCTIC CAT INCORPORATED                                                                                  172,003
         37,327    CLARCOR INCORPORATED                                                                                   1,397,150
         46,625    FLEETWOOD ENTERPRISES INCORPORATED<<+                                                                    421,956

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
TRANSPORTATION EQUIPMENT (continued)
         40,835    GENCORP INCORPORATED+                                                                            $       533,713
         17,672    GROUP 1 AUTOMOTIVE INCORPORATED<<                                                                        712,888
         16,916    HORNBECK OFFSHORE+                                                                                       655,664
         19,612    MONACO COACH CORPORATION                                                                                 281,432
         26,032    POLARIS INDUSTRIES INCORPORATED<<                                                                      1,409,893
          8,794    STANDARD MOTOR PRODUCTS INCORPORATED                                                                     132,174
         16,657    SUPERIOR INDUSTRIES INTERNATIONAL INCORPORATED                                                           362,456
         12,111    TRIUMPH GROUP INCORPORATED<<                                                                             792,907
         22,220    WABASH NATIONAL CORPORATION                                                                              325,079
         22,997    WINNEBAGO INDUSTRIES INCORPORATED<<                                                                      678,871

                                                                                                                          8,772,275
                                                                                                                    ---------------

TRANSPORTATION SERVICES - 0.23%
         28,714    HUB GROUP INCORPORATED CLASS A+                                                                        1,009,584
                                                                                                                    ---------------

WATER TRANSPORTATION - 0.33%
         38,798    KIRBY CORPORATION+                                                                                     1,489,455
                                                                                                                    ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.57%
         28,885    HAIN CELESTIAL GROUP INCORPORATED+                                                                       783,939
         19,698    MYERS INDUSTRIES INCORPORATED                                                                            435,523
          9,758    NASH FINCH COMPANY<<                                                                                     483,021
         25,716    PERFORMANCE FOOD GROUP COMPANY<<+                                                                        835,513
         13,562    SCHOOL SPECIALTY INCORPORATED<<+                                                                         480,637
         15,738    SPARTAN STORES INCORPORATED                                                                              517,938
         24,875    TRACTOR SUPPLY COMPANY<<+                                                                              1,294,744
         31,165    UNITED NATURAL FOODS INCORPORATED<<+                                                                     828,366
         20,271    UNITED STATIONERS INCORPORATED+                                                                        1,350,859

                                                                                                                          7,010,540
                                                                                                                    ---------------

WHOLESALE TRADE-DURABLE GOODS - 2.59%
         11,510    A.M. CASTLE & COMPANY                                                                                    413,324
         26,961    APPLIED INDUSTRIAL TECHNOLOGIES INCORPORATED<<                                                           795,350
         29,233    BARNES GROUP INCORPORATED<<                                                                              926,101
         21,390    BUILDING MATERIALS HOLDINGS CORPORATION                                                                  303,524
         18,380    DIGI INTERNATIONAL INCORPORATED+                                                                         270,921
         13,621    DREW INDUSTRIES INCORPORATED<<+                                                                          451,400
         35,190    INSIGHT ENTERPRISES INCORPORATED+                                                                        794,238
         17,721    KAMAN CORPORATION CLASS A                                                                                552,718
         11,888    KEYSTONE AUTOMOTIVE INDUSTRIES INCORPORATED+                                                             491,807
         42,080    KNIGHT TRANSPORTATION INCORPORATED<<                                                                     815,510
          3,039    LAWSON PRODUCTS INCORPORATED                                                                             117,609
         33,092    LKQ CORPORATION+                                                                                         816,049
         29,484    OWENS & MINOR INCORPORATED<<                                                                           1,030,171
         39,593    PEP BOYS-MANNY, MOE & JACK                                                                               798,195
         35,838    POOL CORPORATION<<                                                                                     1,398,738
         49,047    PSS WORLD MEDICAL INCORPORATED<<+                                                                        893,636
         19,301    RYERSON INCORPORATED                                                                                     726,682

                                                                                                                         11,595,973
                                                                                                                    ---------------

WIRELESS COMMUNICATIONS - 0.08%
         19,980    AUTHORIZE.NET HOLDINGS INCORPORATED+                                                                     357,442
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $322,457,870)                                                                                 438,832,404
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COLLATERAL FOR SECURITIES LENDING - 25.86%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.84%
      1,770,592    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                           $     1,770,592
      1,980,454    SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                        1,980,454

                                                                                                                          3,751,046
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 25.02%
$     1,165,429    AMERICAN GENERAL FINANCE CORPORATION+/-                               5.47%        08/16/2007          1,165,580
        784,954    AQUIFER FUNDING LIMITED++                                             5.29         07/03/2007            784,836
        632,354    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                    5.36         10/25/2007            632,417
        749,593    ATOMIUM FUNDING CORPORATION++                                         5.28         08/07/2007            745,665
      2,402,946    ATOMIUM FUNDING CORPORATION                                           5.29         08/15/2007          2,387,567
        632,354    BANCO SANTANDER TOTTA LOAN+/-++                                       5.32         07/16/2008            632,361
      1,264,708    BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                   AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $1,265,281)           5.43         07/02/2007          1,264,708
      1,897,063    BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
                   102% COLLATERALIZED (MATURITY VALUE $1,897,921)                       5.43         07/02/2007          1,897,063
        505,883    BNP PARIBAS+/-                                                        5.33         05/07/2008            505,833
        606,845    BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $607,118)                                             5.39         07/02/2007            606,845
        961,178    BUCKINGHAM III CDO LLC                                                5.35         08/21/2007            954,181
        784,119    BUCKINGHAM III CDO LLC                                                5.39         09/17/2007            775,329
      1,062,355    CAIRN HIGH GRADE FUNDING I LLC++                                      5.28         07/11/2007          1,060,963
        252,942    CEDAR SPRINGS CAPITAL COMPANY                                         5.26         07/10/2007            252,646
        515,040    CEDAR SPRINGS CAPITAL COMPANY                                         5.26         07/13/2007            514,216
        354,118    CEDAR SPRINGS CAPITAL COMPANY                                         5.34         07/20/2007            353,191
        303,530    CHARTA LLC                                                            5.28         07/12/2007            303,087
      2,529,417    CHARTA LLC                                                            5.45         07/03/2007          2,529,037
      1,644,121    CHEYNE FINANCE LLC+/-++                                               5.31         02/25/2008          1,644,022
        632,354    CHEYNE FINANCE LLC SERIES MTN+/-++                                    5.32         07/16/2007            632,354
        252,942    CIT GROUP INCORPORATED+/-                                             5.43         12/19/2007            252,952
        270,268    CIT GROUP INCORPORATED+/-                                             5.59         09/20/2007            270,320
        278,868    CIT GROUP INCORPORATED+/-                                             5.59         11/23/2007            278,955
      6,885,164    CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $6,888,279)                                           5.43         07/02/2007          6,885,164
        328,824    COBBLER FUNDING LIMITED++                                             5.28         07/25/2007            327,723
        126,471    COMERICA BANK+/-                                                      5.32         02/08/2008            126,146
      2,064,004    CORPORATE ASSET SECURITIZATION (AUSTRALIA) LIMITED++                  5.33         07/09/2007          2,061,899
        632,354    CULLINAN FINANCE CORPORATION+/-++                                     5.32         02/12/2008            632,247
        761,253    DEER VALLEY FUNDING LLC++                                             5.30         07/13/2007            760,035
      1,050,644    DEER VALLEY FUNDING LLC                                               5.33         07/16/2007          1,048,501
        202,353    DEER VALLEY FUNDING LLC                                               5.33         07/19/2007            201,852
        379,413    DEER VALLEY FUNDING LLC                                               5.34         07/18/2007            378,528
        560,873    DEER VALLEY FUNDING LLC                                               5.34         07/20/2007            559,403
        483,422    DEER VALLEY FUNDING LLC++                                             5.34         07/25/2007            481,803
      1,201,473    DEER VALLEY FUNDING LLC                                               5.34         07/26/2007          1,197,268
        505,883    DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $506,112)                                             5.43         07/02/2007            505,883
      1,264,708    ERASMUS CAPITAL CORPORATION++                                         5.32         07/19/2007          1,261,572
        132,516    FAIRWAY FINANCE CORPORATION++                                         5.31         07/10/2007            132,361
      1,011,767    FAIRWAY FINANCE CORPORATION++                                         5.42         07/09/2007          1,010,735
      8,751,377    FIRST BOSTON REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $8,755,337)                                           5.43         07/02/2007          8,751,377
        164,969    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                      5.22         07/06/2007            164,873
        496,828    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                      5.29         08/15/2007            493,648
        505,883    GEORGE STREET FINANCE LLC++                                           5.32         07/13/2007            505,074
        627,219    GEORGE STREET FINANCE LLC++                                           5.32         07/12/2007            626,304
        506,364    GEORGE STREET FINANCE LLC                                             5.33         07/18/2007            505,184
        752,249    GEORGE STREET FINANCE LLC                                             5.33         07/19/2007            750,383

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       219,389    GOLDMAN SACHS GROUP INCORPORATED REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $219,487)                             5.37%         07/02/2007    $       219,389
      2,529,417    GRAMPIAN FUNDING LLC                                                 5.42          07/12/2007          2,525,724
        896,906    HARRIER FINANCE FUNDING LLC++                                        5.28          07/13/2007            895,471
        632,354    HARRIER FINANCE FUNDING LLC+/-++                                     5.30          01/11/2008            632,405
        336,488    HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                     5.31          07/17/2007            335,751
        289,618    HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                     5.32          08/07/2007            288,101
      1,542,008    HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                     5.32          08/08/2007          1,533,697
      1,264,708    HUDSON-THAMES LLC+/-++                                               5.33          06/16/2008          1,264,544
      1,644,121    ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                        5.39          07/16/2008          1,644,121
        632,354    INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                           5.32          07/24/2008            632,411
        151,765    K2 (USA) LLC+/-++                                                    5.30          07/16/2007            151,767
        252,942    K2 (USA) LLC+/-++                                                    5.33          09/28/2007            252,942
      1,593,533    KEEL CAPITAL INCORPORATED++                                          5.33          07/11/2007          1,591,445
      1,134,368    KEEL CAPITAL INCORPORATED++                                          5.33          07/18/2007          1,131,724
      1,454,415    KESTREL FUNDING US LLC+/-++                                          5.29          02/25/2008          1,454,444
        170,559    KLIO III FUNDING CORPORATION++                                       5.27          07/13/2007            170,286
        758,825    KLIO III FUNDING CORPORATION++                                       5.27          07/20/2007            756,837
        455,295    KLIO III FUNDING CORPORATION++                                       5.27          07/23/2007            453,902
      1,551,519    KLIO III FUNDING CORPORATION++                                       5.28          07/24/2007          1,546,539
        455,295    LA FAYETTE ASSET SECURITIZATION CORPORATION++                        5.29          07/03/2007            455,227
        556,472    LA FAYETTE ASSET SECURITIZATION CORPORATION++                        5.31          07/11/2007            555,743
      3,161,771    LA FAYETTE ASSET SECURITIZATION CORPORATION                          5.32          07/30/2007          3,148,871
      1,223,352    LIBERTY HARBOUR CDO II LIMITED++                                     5.36          07/18/2007          1,220,502
      2,225,887    LIBERTY STREET FUNDING CORPORATION                                   5.33          07/16/2007          2,221,346
         75,883    LIQUID FUNDING LIMITED                                               5.26          07/30/2007             75,573
      1,694,709    LIQUID FUNDING LIMITED+/-++                                          5.33          11/13/2007          1,694,709
      1,871,768    LIQUID FUNDING LIMITED+/-++                                          5.33          06/11/2008          1,871,301
      1,188,826    LIQUID FUNDING LIMITED                                               5.34          07/09/2007          1,187,613
        533,707    METLIFE GLOBAL FUNDING I+/-++                                        5.42          10/05/2007            533,856
        632,354    MORGAN STANLEY+/-                                                    5.33          07/12/2007            632,354
        632,354    MORGAN STANLEY+/-                                                    5.45          08/07/2007            632,354
        928,549    MORGAN STANLEY+/-                                                    5.48          07/27/2007            928,595
      5,796,750    MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $5,799,373)                                          5.43          07/02/2007          5,796,750
        116,986    MORGAN STANLEY SERIES EXL+/-                                         5.38          07/15/2008            116,996
        101,177    NATIONAL CITY BANK+/-                                                5.43          09/04/2007            101,184
        725,057    NATIONWIDE BUILDING SOCIETY+/-++                                     5.48          07/20/2007            725,101
      1,264,708    NORTHERN ROCK PLC+/-++SS.                                            5.34          08/04/2008          1,265,075
        720,884    PREMIUM ASSET TRUST+/-++                                             5.48          12/21/2007            720,826
        632,354    PREMIUM ASSET TRUST SERIES 06-B+/-++                                 5.37          12/16/2007            632,354
        480,589    PYXIS MASTER TRUST SERIES 2007-3+/-++                                5.37          11/27/2007            480,589
        102,315    RACERS TRUST SERIES 2004-6-MM+/-++                                   5.37          12/24/2007            102,339
        328,824    SAINT GERMAIN FUNDING++                                              5.31          07/13/2007            328,298
        910,590    SEDNA FINANCE INCORPORATED+/-++                                      5.29          04/10/2008            910,508
        645,001    SHIPROCK FINANCE SERIES 2007-4A+/-++                                 5.39          04/11/2008            645,001
        101,177    SKANDINAVISKA ENSKILDA BANKEN AB                                     5.19          08/20/2007            100,455
        505,883    SLM CORPORATION+/-++                                                 5.32          05/12/2008            505,883
      3,032,771    SOLITAIRE FUNDING LLC++                                              5.29          07/06/2007          3,031,012
        505,883    SOUTHERN COMPANY FUNDING CORPORATION                                 5.34          07/24/2007            504,259
        784,119    STANFIELD VICTORIA FUNDING LLC+/-++                                  5.35          04/03/2008            784,456
      1,264,708    STANFIELD VICTORIA FUNDING LLC+/-++                                  5.37          02/15/2008          1,265,214
        505,883    TANGO FINANCE CORPORATION                                            5.27          07/31/2007            503,743
        426,207    TASMAN FUNDING INCORPORATED                                          5.29          07/05/2007            426,019
        133,022    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                 5.43          07/06/2007            132,945
        482,739    TICONDEROGA FUNDING LLC++                                            5.31          07/09/2007            482,247
        664,832    TIERRA ALTA FUNDING I LIMITED++                                      5.33          07/19/2007            663,183
        146,226    TRAVELERS INSURANCE COMPANY+/-                                       5.39          02/08/2008            146,223
        632,354    UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                   5.33          07/14/2008            632,430
        632,354    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++SS.                5.34          08/08/2008            632,493
        591,884    VERSAILLES CDS LLC++                                                 5.33          07/26/2007            589,812
        505,883    VERSAILLES CDS LLC++                                                 5.38          07/31/2007            503,743

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     1,011,767    WESTPAC SECURITIES (NEW ZEALAND) LIMITED                             5.28%         07/27/2007    $     1,008,074
        580,830    WHISTLEJACKET CAPITAL LIMITED                                        5.26          07/12/2007            579,982
        498,497    WHISTLEJACKET CAPITAL LIMITED                                        5.34          07/23/2007            496,972
      1,264,708    WHITE PINE FINANCE LLC+/-++                                          5.32          02/22/2008          1,265,214
      1,238,832    WORLD OMNI VEHICLE LEASING++                                         5.35          07/10/2007          1,237,383
      2,089,172    ZELA FINANCE CORPORATION                                             5.31          07/13/2007          2,085,830

                                                                                                                        111,854,228
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $115,605,274)                                                             115,605,274
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS - 1.54%

MUTUAL FUNDS - 1.44%
      6,466,889    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           6,466,889
                                                                                                                    ---------------

PRINCIPAL
US TREASURY BILLS - 0.10%
$       100,000    US TREASURY BILL^#                                                   5.08          08/09/2007             99,513
         35,000    US TREASURY BILL^#                                                   4.76          11/08/2007             34,413
        305,000    US TREASURY BILL^#                                                   4.89          11/08/2007            299,885

                                                                                                                            433,811
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $6,900,570)                                                                            6,900,700
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $444,963,714)*                                      125.57%                                                   $   561,338,378

OTHER ASSETS AND LIABILITIES, NET                         (25.57)                                                      (114,314,420)
                                                          ------                                                    ---------------

TOTAL NET ASSETS                                          100.00%                                                   $   447,023,958
                                                          ------                                                    ---------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+     NON-INCOME EARNING SECURITIES.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $6,466,889.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 98.97%

APPAREL & ACCESSORY STORES - 4.63%
        159,900    CITI TRENDS INCORPORATED<<+                                                                     $      6,069,804
        457,200    COLDWATER CREEK INCORPORATED+                                                                         10,620,756
        154,200    HEELYS INCORPORATED                                                                                    3,987,612
        501,100    STAGE STORES INCORPORATED                                                                             10,503,056
      1,944,900    WET SEAL INCORPORATED CLASS A+                                                                        11,688,849

                                                                                                                         42,870,077
                                                                                                                   ----------------
BIOPHARMACEUTICALS - 3.74%
        708,600    APPLERA CORPORATION-CELERA GROUP+                                                                      8,786,640
        957,900    HUMAN GENOME SCIENCES INCORPORATED+                                                                    8,544,468
        371,000    PDL BIOPHARMA INCORPORATED<<+                                                                          8,644,300
        588,900    ZYMOGENETICS INCORPORATED+                                                                             8,603,829

                                                                                                                         34,579,237
                                                                                                                   ----------------
BUSINESS SERVICES - 18.99%
        308,800    AMN HEALTHCARE SERVICES INCORPORATED+                                                                  6,793,600
      2,928,000    ART TECHNOLOGY GROUP INCORPORATED+                                                                     7,788,480
        290,000    CAI INTERNATIONAL INCORPORATED+                                                                        3,822,200
        430,600    COMMVAULT SYSTEMS INCORPORATED<<+                                                                      7,436,462
        404,400    CONCUR TECHNOLOGIES INCORPORATED+                                                                      9,240,540
        832,000    EPICOR SOFTWARE CORPORATION+                                                                          12,371,840
        392,800    FTD GROUP INCORPORATED                                                                                 7,231,448
        488,600    HUDSON HIGHLAND GROUP INCORPORATED+                                                                   10,451,154
        292,800    INNOVATIVE SOLUTIONS & SUPPORT INCORPORATED+                                                           6,798,816
        348,500    KELLY SERVICES INCORPORATED CLASS A                                                                    9,569,810
        557,400    MARCHEX INCORPORATED CLASS B                                                                           9,096,768
        699,000    OMNICELL INCORPORATED+                                                                                14,525,220
      2,479,000    OPENTV CORPORATION CLASS A<<+                                                                          5,255,480
        602,300    OPSWARE INCORPORATED+                                                                                  5,727,873
        571,640    PARAMETRIC TECHNOLOGY CORPORATION+                                                                    12,353,140
        503,100    PHASE FORWARD INCORPORATED+                                                                            8,467,173
        440,000    QUEST SOFTWARE INCORPORATED+                                                                           7,123,600
      1,038,800    S1 CORPORATION+                                                                                        8,300,012
        395,000    SYKES ENTERPRISES INCORPORATED<<+                                                                      7,501,050
        941,700    TIBCO SOFTWARE INCORPORATED+                                                                           8,522,385
        253,400    ULTIMATE SOFTWARE GROUP INCORPORATED+                                                                  7,330,862

                                                                                                                        175,707,913
                                                                                                                   ----------------
CHEMICALS & ALLIED PRODUCTS - 5.82%
        500,100    ALEXZA PHARMACEUTICALS INCORPORATED+                                                                   4,135,827
        543,600    ALKERMES INCORPORATED+                                                                                 7,936,560
        494,000    ALNYLAM PHARMACEUTICALS INCORPORATED+                                                                  7,503,860
        741,200    AMERICAN ORIENTAL BIOENGINEERING INCORPORATED+                                                         6,596,680
        295,200    ANIMAL HEALTH INTERNATIONAL INCORPORATED+                                                              4,277,448
        201,600    CALGON CARBON CORPORATION+                                                                             2,338,560
      1,310,300    ENDEAVOR INTERNATIONAL CORPORATION+                                                                    1,965,450
      1,357,800    INDEVUS PHARMACEUTICALS INCORPORATED+                                                                  9,137,994
      1,047,000    SANTARUS INCORPORATED+                                                                                 5,412,990
        324,700    SIMCERE PHARMACEUTICAL GROUP+                                                                          4,581,517

                                                                                                                         53,886,886
                                                                                                                   ----------------
COMMUNICATIONS - 2.99%
        755,300    MASTEC INCORPORATED+                                                                                  11,948,846
        249,000    ORBCOMM INCORPORATED<<+                                                                                4,086,090
        104,467    SAVVIS INCORPORATED+                                                                                   5,172,145

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMUNICATIONS (continued)
        322,700    TIME WARNER TELECOM INCORPORATED+                                                               $      6,486,270

                                                                                                                         27,693,351
                                                                                                                   ----------------
DEPOSITORY INSTITUTIONS - 0.84%
        228,000    SIGNATURE BANK+                                                                                        7,774,800
                                                                                                                   ----------------
ELECTRIC, GAS & SANITARY SERVICES - 0.76%
        173,400    ITC HOLDINGS CORPORATION                                                                               7,045,242
                                                                                                                   ----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 15.34%
        908,100    ADVANCED ANALOGIC TECHNOLOGIES INCORPORATED+                                                           8,808,570
        191,600    CYMER INCORPORATED+                                                                                    7,702,320
        372,100    INTEGRATED DEVICE TECHNOLOGY INCORPORATED+                                                             5,681,967
        870,400    MATTSON TECHNOLOGY INCORPORATED+                                                                       8,442,880
        253,900    NETLOGIC MICROSYSTEMS INCORPORATED+                                                                    8,084,176
        207,300    OCEAN POWER TECHNOLOGIES INCORPORATED<<+                                                               3,283,632
        491,900    OPNEXT INCORPORATED<<+                                                                                 6,512,756
        376,300    OSI SYSTEMS INCORPORATED+                                                                             10,291,805
        510,300    PLEXUS CORPORATION+                                                                                   11,731,797
        585,900    PLX TECHNOLOGY INCORPORATED+                                                                           6,538,644
      1,007,300    PMC-SIERRA INCORPORATED<<+                                                                             7,786,429
        386,100    POLYPORE INTERNATIONAL INCORPORATED+                                                                   6,783,777
        532,000    SILICON LABORATORIES INCORPORATED<<+                                                                  18,412,520
        312,800    TESSERA TECHNOLOGIES INCORPORATED+                                                                    12,684,040
        354,200    TRIDENT MICROSYSTEMS INCORPORATED+                                                                     6,499,570
        331,400    ULTRA CLEAN HOLDINGS INCORPORATED+                                                                     4,632,972
        200,500    VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED<<+                                              8,032,030

                                                                                                                        141,909,885
                                                                                                                   ----------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 3.52%
        105,800    GEN-PROBE INCORPORATED+                                                                                6,392,436
      1,020,900    ISIS PHARMACEUTICALS INCORPORATED+                                                                     9,882,312
        480,100    KERYX BIOPHARMACEUTICALS INCORPORATED+                                                                 4,690,577
        468,600    REGENERATION TECHNOLOGIES INCORPORATED+                                                                5,271,750
        221,200    SANGAMO BIOSCIENCES INCORPORATED+                                                                      1,796,144
        395,200    SYMYX TECHNOLOGIES INCORPORATED+                                                                       4,548,752

                                                                                                                         32,581,971
                                                                                                                   ----------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.43%
        293,100    BWAY HOLDING COMPANY<<+                                                                                4,337,880
        639,000    TASER INTERNATIONAL INCORPORATED<<+                                                                    8,920,440

                                                                                                                         13,258,320
                                                                                                                   ----------------
GENERAL MERCHANDISE STORES - 1.00%
        703,700    99 CENTS ONLY STORES+                                                                                  9,225,507
                                                                                                                   ----------------
HEALTH SERVICES - 0.25%
        525,000    CAMBRIDGE HEART INCORPORATED<<+                                                                        2,273,250
                                                                                                                   ----------------
HOLDING & OTHER INVESTMENT OFFICES - 0.61%
        521,400    CAPITAL LEASE FUNDING INCORPORATED                                                                     5,605,050
                                                                                                                   ----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.88%
        937,500    ASYST TECHNOLOGIES INCORPORATED<<+                                                                     6,778,125
      1,537,000    BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                          12,019,340
         75,000    DATA DOMAIN INCORPORATED+                                                                              1,725,000
        560,800    FLOW INTERNATIONAL CORPORATION+                                                                        7,066,080

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
        138,500    NDS GROUP PLC ADR+                                                                              $      6,502,575
        389,900    NUANCE COMMUNICATIONS INCORPORATED+                                                                    6,523,027
      2,252,800    QUANTUM CORPORATION<<+                                                                                 7,141,376
      1,571,600    SOURCEFORGE INCORPORATED+                                                                              6,632,152

                                                                                                                         54,387,675
                                                                                                                   ----------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 1.10%
        912,600    SUNOPTA INCORPORATED+                                                                                 10,175,490
                                                                                                                   ----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 10.51%
        320,900    ACCURAY INCORPORATED<<+                                                                                7,117,562
        207,500    COHERENT INCORPORATED+                                                                                 6,330,825
        522,200    DEXCOM INCORPORATED+                                                                                   4,276,818
        205,800    FORMFACTOR INCORPORATED+                                                                               7,882,140
        220,500    INTEGRA LIFESCIENCES HOLDINGS+                                                                        10,897,110
        319,500    IRIS INTERNATIONAL INCORPORATED+                                                                       5,380,380
        489,300    NATUS MEDICAL INCORPORATED+                                                                            7,789,656
        390,300    NXSTAGE MEDICAL INCORPORATED+                                                                          5,046,579
      1,336,500    ORTHOVITA INCORPORATED+                                                                                4,009,500
        219,200    POLYMEDICA CORPORATION                                                                                 8,954,320
        355,700    SONOSITE INCORPORATED+                                                                                11,179,651
        392,100    SPECTRANETICS CORPORATION<<+                                                                           4,516,992
        755,000    THORATEC CORPORATION+                                                                                 13,884,450

                                                                                                                         97,265,983
                                                                                                                   ----------------
MEDICAL PRODUCTS - 0.45%
        102,100    ILLUMINA INCORPORATED+                                                                                 4,144,239
                                                                                                                   ----------------
METAL MINING - 1.16%
        715,700    NOVAGOLD RESOURCES INCORPORATED<<+                                                                    10,756,971
                                                                                                                   ----------------
MOTION PICTURES - 0.69%
        349,400    GAIAM INCORPORATED+                                                                                    6,369,562
                                                                                                                   ----------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 1.11%
        416,311    CAPITALSOURCE INCORPORATED                                                                            10,237,087
                                                                                                                   ----------------
OIL & GAS EXTRACTION - 8.92%
        137,900    ATWOOD OCEANICS INCORPORATED+                                                                          9,462,698
        381,200    COMPLETE PRODUCTION SERVICES INCORPORATED+                                                             9,854,020
        811,300    CONTINENTAL RESOURCES INCORPORATED+                                                                   12,980,800
        440,800    GULFPORT ENERGY CORPORATION<<+                                                                         8,807,184
        743,100    PETROHAWK ENERGY CORPORATION+                                                                         11,785,566
        163,600    PIONEER NATURAL RESOURCES COMPANY                                                                      7,968,956
        372,200    TESCO CORPORATION+                                                                                    11,742,910
        352,500    TETRA TECHNOLOGIES INCORPORATED<<+                                                                     9,940,500

                                                                                                                         82,542,634
                                                                                                                   ----------------
PRIMARY METAL INDUSTRIES - 1.03%
        112,700    HAYNES INTERNATIONAL INCORPORATED+                                                                     9,515,261
                                                                                                                   ----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.66%
        206,100    EVERCORE PARTNERS INCORPORATED CLASS A                                                                 6,135,597
                                                                                                                   ----------------
SOCIAL SERVICES - 0.64%
        221,500    PROVIDENCE SERVICE CORPORATION+                                                                        5,918,480
                                                                                                                   ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
TEXTILE MILL PRODUCTS - 0.60%
        292,900    INTERFACE INCORPORATED                                                                          $      5,524,094
                                                                                                                   ----------------
TRANSPORTATION BY AIR - 1.53%
        622,900    AIRTRAN HOLDINGS INCORPORATED+                                                                         6,802,068
        281,600    CHC HELICOPTER CORPORATION                                                                             7,324,416

                                                                                                                         14,126,484
                                                                                                                   ----------------
TRANSPORTATION EQUIPMENT - 1.84%
        636,900    ACCURIDE CORPORATION+                                                                                  9,814,629
        242,900    AMERICAN AXLE & MANUFACTURING HOLDINGS                                                                 7,194,698

                                                                                                                         17,009,327
                                                                                                                   ----------------
WHOLESALE TRADE NON-DURABLE GOODS - 1.01%
        205,500    THE ANDERSONS INCORPORATED                                                                             9,315,315
                                                                                                                   ----------------
WHOLESALE TRADE-DURABLE GOODS - 1.92%
        318,400    LKQ CORPORATION+                                                                                       7,851,744
        259,000    TECH DATA CORPORATION+                                                                                 9,961,145

                                                                                                                         17,812,889
                                                                                                                   ----------------

TOTAL COMMON STOCKS (COST $836,122,027)                                                                                 915,648,577
                                                                                                                   ----------------

COLLATERAL FOR SECURITIES LENDING - 6.72%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.22%
        951,691    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   951,691
      1,064,491    SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                        1,064,491

                                                                                                                          2,016,182
                                                                                                                   ----------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 6.50%
$       626,416    AMERICAN GENERAL FINANCE CORPORATION+/-                              5.47%         08/16/2007            626,498
        421,912    AQUIFER FUNDING LIMITED++                                            5.29          07/03/2007            421,848
        339,889    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                   5.36          10/25/2007            339,923
        402,905    ATOMIUM FUNDING CORPORATION++                                        5.28          08/07/2007            400,794
      1,291,580    ATOMIUM FUNDING CORPORATION                                          5.29          08/15/2007          1,283,314
        339,889    BANCO SANTANDER TOTTA LOAN+/-++                                      5.32          07/16/2008            339,893
        679,779    BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                   AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $680,087)            5.43          07/02/2007            679,779
      1,019,668    BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
                   102% COLLATERALIZED (MATURITY VALUE $1,020,130)                      5.43          07/02/2007          1,019,668
        271,912    BNP PARIBAS+/-                                                       5.33          05/07/2008            271,884
        326,179    BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $326,325)                                            5.39          07/02/2007            326,179
        516,632    BUCKINGHAM III CDO LLC                                               5.35          08/21/2007            512,871
        421,463    BUCKINGHAM III CDO LLC                                               5.39          09/17/2007            416,738
        571,014    CAIRN HIGH GRADE FUNDING I LLC++                                     5.28          07/11/2007            570,266
        135,956    CEDAR SPRINGS CAPITAL COMPANY                                        5.26          07/10/2007            135,797
        276,833    CEDAR SPRINGS CAPITAL COMPANY                                        5.26          07/13/2007            276,390
        190,338    CEDAR SPRINGS CAPITAL COMPANY                                        5.34          07/20/2007            189,839
        163,147    CHARTA LLC                                                           5.28          07/12/2007            162,909
      1,359,558    CHARTA LLC                                                           5.45          07/03/2007          1,359,354
        883,713    CHEYNE FINANCE LLC+/-++                                              5.31          02/25/2008            883,660
        339,889    CHEYNE FINANCE LLC SERIES MTN+/-++                                   5.32          07/16/2007            339,889
        135,956    CIT GROUP INCORPORATED+/-                                            5.43          12/19/2007            135,961

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       145,269    CIT GROUP INCORPORATED+/-                                            5.59%        09/20/2007    $       145,296
        149,891    CIT GROUP INCORPORATED+/-                                            5.59         11/23/2007            149,938
      3,700,766    CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $3,702,440)                                          5.43         07/02/2007          3,700,766
        176,743    COBBLER FUNDING LIMITED++                                            5.28         07/25/2007            176,150
         67,978    COMERICA BANK+/-                                                     5.32         02/08/2008             67,803
      1,109,399    CORPORATE ASSET SECURITIZATION (AUSTRALIA) LIMITED++                 5.33         07/09/2007          1,108,268
        339,889    CULLINAN FINANCE CORPORATION+/-++                                    5.32         02/12/2008            339,832
        409,173    DEER VALLEY FUNDING LLC++                                            5.30         07/13/2007            408,518
        564,720    DEER VALLEY FUNDING LLC                                              5.33         07/16/2007            563,568
        108,765    DEER VALLEY FUNDING LLC                                              5.33         07/19/2007            108,495
        203,934    DEER VALLEY FUNDING LLC                                              5.34         07/18/2007            203,459
        301,468    DEER VALLEY FUNDING LLC                                              5.34         07/20/2007            300,678
        259,839    DEER VALLEY FUNDING LLC++                                            5.34         07/25/2007            258,968
        645,790    DEER VALLEY FUNDING LLC                                              5.34         07/26/2007            643,530
        271,912    DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $272,035)                                            5.43         07/02/2007            271,912
        679,779    ERASMUS CAPITAL CORPORATION++                                        5.32         07/19/2007            678,093
         71,227    FAIRWAY FINANCE CORPORATION++                                        5.31         07/10/2007             71,144
        543,823    FAIRWAY FINANCE CORPORATION++                                        5.42         07/09/2007            543,268
      4,703,853    FIRST BOSTON REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $4,705,981)                                          5.43         07/02/2007          4,703,853
         88,670    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                     5.22         07/06/2007             88,619
        267,044    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                     5.29         08/15/2007            265,335
        271,912    GEORGE STREET FINANCE LLC++                                          5.32         07/13/2007            271,477
        337,130    GEORGE STREET FINANCE LLC++                                          5.32         07/12/2007            336,637
        272,170    GEORGE STREET FINANCE LLC                                            5.33         07/18/2007            271,536
        404,333    GEORGE STREET FINANCE LLC                                            5.33         07/19/2007            403,330
        117,921    GOLDMAN SACHS GROUP INCORPORATED REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $117,974)                             5.37         07/02/2007            117,921
      1,359,558    GRAMPIAN FUNDING LLC                                                 5.42         07/12/2007          1,357,573
        482,086    HARRIER FINANCE FUNDING LLC++                                        5.28         07/13/2007            481,314
        339,889    HARRIER FINANCE FUNDING LLC+/-++                                     5.30         01/11/2008            339,917
        180,862    HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                     5.31         07/17/2007            180,466
        155,669    HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                     5.32         08/07/2007            154,854
        828,827    HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                     5.32         08/08/2007            824,360
        679,779    HUDSON-THAMES LLC+/-++                                               5.33         06/16/2008            679,691
        883,713    ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                        5.39         07/16/2008            883,713
        339,889    INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                           5.32         07/24/2008            339,920
         81,573    K2 (USA) LLC+/-++                                                    5.30         07/16/2007             81,574
        135,956    K2 (USA) LLC+/-++                                                    5.33         09/28/2007            135,956
        856,521    KEEL CAPITAL INCORPORATED++                                          5.33         07/11/2007            855,399
        609,721    KEEL CAPITAL INCORPORATED++                                          5.33         07/18/2007            608,300
        781,746    KESTREL FUNDING US LLC+/-++                                          5.29         02/25/2008            781,761
         91,675    KLIO III FUNDING CORPORATION++                                       5.27         07/13/2007             91,528
        407,867    KLIO III FUNDING CORPORATION++                                       5.27         07/20/2007            406,799
        244,720    KLIO III FUNDING CORPORATION++                                       5.27         07/23/2007            243,972
        833,939    KLIO III FUNDING CORPORATION++                                       5.28         07/24/2007            831,262
        244,720    LA FAYETTE ASSET SECURITIZATION CORPORATION++                        5.29         07/03/2007            244,684
        299,103    LA FAYETTE ASSET SECURITIZATION CORPORATION++                        5.31         07/11/2007            298,711
      1,699,447    LA FAYETTE ASSET SECURITIZATION CORPORATION                          5.32         07/30/2007          1,692,514
        657,550    LIBERTY HARBOUR CDO II LIMITED++                                     5.36         07/18/2007            656,018
      1,196,411    LIBERTY STREET FUNDING CORPORATION                                   5.33         07/16/2007          1,193,970
         40,787    LIQUID FUNDING LIMITED                                               5.26         07/30/2007             40,620
        910,904    LIQUID FUNDING LIMITED+/-++                                          5.33         11/13/2007            910,904
      1,006,073    LIQUID FUNDING LIMITED+/-++                                          5.33         06/11/2008          1,005,821
        638,992    LIQUID FUNDING LIMITED                                               5.34         07/09/2007            638,340
        286,867    METLIFE GLOBAL FUNDING I+/-++                                        5.42         10/05/2007            286,947
        339,889    MORGAN STANLEY+/-                                                    5.33         07/12/2007            339,889
        339,889    MORGAN STANLEY+/-                                                    5.45         08/07/2007            339,889
        499,094    MORGAN STANLEY+/-                                                    5.48         07/27/2007            499,119

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     3,115,745    MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $3,117,155)                                          5.43%        07/02/2007    $      3,115,745
         62,880    MORGAN STANLEY SERIES EXL+/-                                         5.38         07/15/2008              62,885
         54,382    NATIONAL CITY BANK+/-                                                5.43         09/04/2007              54,386
        389,717    NATIONWIDE BUILDING SOCIETY+/-++                                     5.48         07/20/2007             389,741
        679,779    NORTHERN ROCK PLC+/-++SS.                                            5.34         08/04/2008             679,976
        387,474    PREMIUM ASSET TRUST+/-++                                             5.48         12/21/2007             387,443
        339,889    PREMIUM ASSET TRUST SERIES 06-B+/-++                                 5.37         12/16/2007             339,889
        258,316    PYXIS MASTER TRUST SERIES 2007-3+/-++                                5.37         11/27/2007             258,316
         54,994    RACERS TRUST SERIES 2004-6-MM+/-++                                   5.37         12/24/2007              55,007
        176,743    SAINT GERMAIN FUNDING++                                              5.31         07/13/2007             176,460
        489,441    SEDNA FINANCE INCORPORATED+/-++                                      5.29         04/10/2008             489,397
        346,687    SHIPROCK FINANCE SERIES 2007-4A+/-++                                 5.39         04/11/2008             346,687
         54,382    SKANDINAVISKA ENSKILDA BANKEN AB                                     5.19         08/20/2007              53,995
        271,912    SLM CORPORATION+/-++                                                 5.32         05/12/2008             271,912
      1,630,110    SOLITAIRE FUNDING LLC++                                              5.29         07/06/2007           1,629,164
        271,912    SOUTHERN COMPANY FUNDING CORPORATION                                 5.34         07/24/2007             271,039
        421,463    STANFIELD VICTORIA FUNDING LLC+/-++                                  5.35         04/03/2008             421,644
        679,779    STANFIELD VICTORIA FUNDING LLC+/-++                                  5.37         02/15/2008             680,051
        271,912    TANGO FINANCE CORPORATION                                            5.27         07/31/2007             270,761
        229,086    TASMAN FUNDING INCORPORATED                                          5.29         07/05/2007             228,985
         71,499    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                 5.43         07/06/2007              71,458
        259,472    TICONDEROGA FUNDING LLC++                                            5.31         07/09/2007             259,207
        357,346    TIERRA ALTA FUNDING I LIMITED++                                      5.33         07/19/2007             356,460
         78,596    TRAVELERS INSURANCE COMPANY+/-                                       5.39         02/08/2008              78,594
        339,889    UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                   5.33         07/14/2008             339,930
        339,889    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++SS.                5.34         08/08/2008             339,964
        318,137    VERSAILLES CDS LLC++                                                 5.33         07/26/2007             317,023
        271,912    VERSAILLES CDS LLC++                                                 5.38         07/31/2007             270,761
        543,823    WESTPAC SECURITIES (NEW ZEALAND) LIMITED                             5.28         07/27/2007             541,838
        312,195    WHISTLEJACKET CAPITAL LIMITED                                        5.26         07/12/2007             311,739
        267,942    WHISTLEJACKET CAPITAL LIMITED                                        5.34         07/23/2007             267,122
        679,779    WHITE PINE FINANCE LLC+/-++                                          5.32         02/22/2008             680,051
        665,871    WORLD OMNI VEHICLE LEASING++                                         5.35         07/10/2007             665,092
      1,122,927    ZELA FINANCE CORPORATION                                             5.31         07/13/2007           1,121,130

                                                                                                                         60,121,485
                                                                                                                   ----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $62,137,667)                                                               62,137,667
                                                                                                                   ----------------

SHARES
SHORT-TERM INVESTMENTS - 1.37%
     12,744,225    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                          12,744,225
                                                                                                                   ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $12,744,225)                                                                          12,744,225
                                                                                                                   ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $911,003,919)*                                     107.06%                                                   $    990,530,469

OTHER ASSETS AND LIABILITIES, NET                         (7.06)                                                        (65,335,209)
                                                         ------                                                    ----------------

TOTAL NET ASSETS                                         100.00%                                                   $    925,195,260
                                                         ------                                                    ----------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+     NON-INCOME EARNING SECURITIES.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $12,744,225.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $196,435,876)                                                             196,435,876
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS - 1.69%
      9,454,266    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           9,454,266
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $9,454,266)                                                                            9,454,266
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $713,420,867)*                                     135.36%                                                    $   757,179,626

OTHER ASSETS AND LIABILITIES, NET                        (35.36)                                                       (197,781,958)
                                                         ------                                                     ---------------

TOTAL NET ASSETS                                         100.00%                                                    $   559,397,668
                                                         ------                                                     ---------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+     NON-INCOME EARNING SECURITIES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $9,454,266.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 97.00%

ADVERTISING - 0.07%
         12,400    CENVEO INCORPORATED+                                                                             $       287,556
                                                                                                                    ---------------
AMUSEMENT & RECREATION SERVICES - 1.56%
        133,115    CENTURY CASINOS INCORPORATED+                                                                          1,196,704
        432,000    LAKES ENTERTAINMENT INCORPORATED+                                                                      5,101,920

                                                                                                                          6,298,624
                                                                                                                    ---------------
APPAREL & ACCESSORY STORES - 1.26%
         53,300    CHARLOTTE RUSSE HOLDING INCORPORATED+                                                                  1,432,171
         23,800    CHRISTOPHER & BANKS CORPORATION                                                                          408,170
         43,600    FINISH LINE INCORPORATED CLASS A                                                                         397,196
         21,000    PAYLESS SHOESOURCE INCORPORATED+                                                                         662,550
         47,700    THE CATO CORPORATION CLASS A                                                                           1,046,538
         48,300    UNITED RETAIL GROUP INCORPORATED+                                                                        561,729
        100,000    WET SEAL INCORPORATED CLASS A+                                                                           601,000

                                                                                                                          5,109,354
                                                                                                                    ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.92%
         11,940    HANESBRANDS INCORPORATED+                                                                                322,738
         18,700    KELLWOOD COMPANY                                                                                         525,844
         60,800    MAIDENFORM BRANDS INCORPORATED+                                                                        1,207,488
         24,200    MOTHERS WORK INCORPORATED+                                                                               756,734
         35,200    QUIKSILVER INCORPORATED+                                                                                 497,376
         43,800    TEFRON LIMITED                                                                                           403,836

                                                                                                                          3,714,016
                                                                                                                    ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.48%
         51,860    MONRO MUFFLER BRAKE INCORPORATED                                                                       1,942,157
                                                                                                                    ---------------
BIOPHARMACEUTICALS - 0.30%
          4,500    CEPHALON INCORPORATED+                                                                                   361,755
         64,845    CV THERAPEUTICS INCORPORATED+                                                                            856,602

                                                                                                                          1,218,357
                                                                                                                    ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.48%
         19,400    LEVITT CORPORATION CLASS A                                                                               182,942
         60,805    PALM HARBOR HOMES INCORPORATED+                                                                          860,391
         14,600    PERINI CORPORATION+                                                                                      898,338

                                                                                                                          1,941,671
                                                                                                                    ---------------
BUSINESS SERVICES - 8.98%
        436,565    3COM CORPORATION+                                                                                      1,803,013
         52,660    ABM INDUSTRIES INCORPORATED                                                                            1,359,155
         52,000    AMERICAN SOFTWARE INCORPORATED CLASS A                                                                   535,600
         57,400    ANSWERTHINK CONSULTING GROUP INCORPORATED+                                                               207,788
        279,100    APAC CUSTOMER SERVICES INCORPORATED+                                                                     678,213
        261,792    ASSET ACCEPTANCE CAPITAL CORPORATION+                                                                  4,633,718
        126,600    BEA SYSTEMS INCORPORATED+                                                                              1,733,154
         69,000    BISYS GROUP INCORPORATED+                                                                                816,270
        319,300    BORLAND SOFTWARE CORPORATION+                                                                          1,896,642
         56,200    CAI INTERNATIONAL INCORPORATED+                                                                          740,716
         22,900    COREL CORPORATION+                                                                                       303,425
         23,200    ELECTRO RENT CORPORATION                                                                                 337,328
         21,370    ELECTRONICS FOR IMAGING INCORPORATED+                                                                    603,061

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
BUSINESS SERVICES (continued)
         65,350    GERBER SCIENTIFIC INCORPORATED+                                                                  $       759,367
        100,700    GSE SYSTEMS INCORPORATED+                                                                                664,620
         99,480    HEALTHCARE SERVICES GROUP                                                                              2,934,660
        214,850    HILL INTERNATIONAL INCORPORATED+                                                                       1,585,593
         14,600    HMS HOLDINGS CORPORATION+                                                                                279,444
         64,900    I2 TECHNOLOGIES INCORPORATED+                                                                          1,209,736
         92,400    INFOUSA INCORPORATED                                                                                     944,328
         73,100    JDA SOFTWARE GROUP INCORPORATED+                                                                       1,434,953
        194,200    LIONBRIDGE TECHNOLOGIES INCORPORATED+                                                                  1,143,838
        210,600    MIDWAY GAMES INCORPORATED+                                                                             1,339,416
         28,320    MPS GROUP INCORPORATED+                                                                                  378,638
         35,900    MSC SOFTWARE CORPORATION+                                                                                486,086
         40,000    NOVELL INCORPORATED+                                                                                     311,600
         32,400    PEROT SYSTEMS CORPORATION CLASS A+                                                                       552,096
         55,700    PLATO LEARNING INCORPORATED+                                                                             256,220
         12,500    SILICON GRAPHICS INCORPORATED+                                                                           331,750
         53,700    SPSS INCORPORATED+                                                                                     2,370,318
        103,900    SUPPORTSOFT INCORPORATED+                                                                                567,294
         18,300    SYBASE INCORPORATED+                                                                                     437,187
          4,700    TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+                                                               93,859
        128,580    TIER TECHNOLOGIES INCORPORATED CLASS B+                                                                1,260,084
         42,000    TRADESTATION GROUP INCORPORATED+                                                                         489,300
         42,145    VIGNETTE CORPORATION+                                                                                    807,498

                                                                                                                         36,285,968
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS - 3.30%
         35,805    ALPHARMA INCORPORATED CLASS A+                                                                           931,288
         10,700    CHATTEM INCORPORATED+                                                                                    678,166
         54,990    COLLAGENEX PHARMACEUTICALS INCORPORATED+                                                                 681,876
         50,500    DRAXIS HEALTH INCORPORATED                                                                               298,960
         52,200    ELIZABETH ARDEN INCORPORATED+                                                                          1,266,372
         94,500    ICO INCORPORATED+                                                                                        998,865
         68,600    LANDEC CORPORATION+                                                                                      919,240
        122,085    ORASURE TECHNOLOGIES INCORPORATED+                                                                       998,655
         10,900    PAR PHARMACEUTICAL COMPANIES INCORPORATED+                                                               307,707
         90,355    PRESTIGE BRANDS HOLDINGS INCORPORATED+                                                                 1,172,808
         12,600    ROCKWOOD HOLDINGS INCORPORATED+                                                                          460,530
         35,453    SERACARE LIFE SCIENCES INCORPORATED+                                                                     237,535
        174,890    WELLMAN INCORPORATED                                                                                     531,666
      1,261,400    XOMA LIMITED+                                                                                          3,834,656

                                                                                                                         13,318,324
                                                                                                                    ---------------
COMMUNICATIONS - 1.47%
         51,525    CHINA GRENTECH CORPORATION LIMITED ADR+                                                                  689,405
        116,845    CINCINNATI BELL INCORPORATED+                                                                            675,364
         29,950    ESCHELON TELECOM INCORPORATED+                                                                           886,520
         17,700    IOWA TELECOMMUNICATIONS SERVICES INCORPORATED                                                            402,321
        102,305    MASTEC INCORPORATED+                                                                                   1,618,465
        127,300    PREMIERE GLOBAL SERVICES INCORPORATED+                                                                 1,657,446

                                                                                                                          5,929,521
                                                                                                                    ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.44%
         61,190    COMFORT SYSTEMS USA INCORPORATED                                                                         867,674
         41,900    INSITUFORM TECHNOLOGIES INCORPORATED CLASS A+                                                            913,839

                                                                                                                          1,781,513
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS - 1.70%
         21,900    ASTORIA FINANCIAL CORPORATION                                                                            548,376

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
DEPOSITORY INSTITUTIONS (continued)
         44,300    CITIZENS REPUBLIC BANKCORP INCORPORATED                                                          $       810,690
          3,190    COMMUNITY BANCORP+                                                                                        89,256
        267,500    FIRST FINANCIAL BANCORP                                                                                4,009,825
         45,453    FIRST SECURITY GROUP INCORPORATED                                                                        490,892
         16,660    MIDWEST BANC HOLDINGS INCORPORATED                                                                       241,570
         27,000    WASHINGTON FEDERAL INCORPORATED                                                                          656,370

                                                                                                                          6,846,979
                                                                                                                    ---------------
EATING & DRINKING PLACES - 0.35%
         68,600    BUCA INCORPORATED+                                                                                       240,100
         17,493    CALIFORNIA PIZZA KITCHEN INCORPORATED+                                                                   375,739
         17,100    CEC ENTERTAINMENT INCORPORATED+                                                                          601,920
         19,400    RUBIO'S RESTAURANTS INCORPORATED+                                                                        196,522

                                                                                                                          1,414,281
                                                                                                                    ---------------
EDUCATIONAL SERVICES - 1.60%
        359,100    CORINTHIAN COLLEGES INCORPORATED+                                                                      5,849,739
         47,900    LEARNING TREE INTERNATIONAL INCORPORATED+                                                                627,490

                                                                                                                          6,477,229
                                                                                                                    ---------------
ELECTRIC, GAS & SANITARY SERVICES - 3.69%
        440,400    CASELLA WASTE SYSTEMS INCORPORATED CLASS A+                                                            4,747,512
        154,100    CLEAN HARBORS INCORPORATED+                                                                            7,615,622
            500    IDACORP INCORPORATED                                                                                      16,020
         77,900    PNM RESOURCES INCORPORATED                                                                             2,164,841
         10,700    UNISOURCE ENERGY CORPORATION                                                                             351,923

                                                                                                                         14,895,918
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.89%
         53,200    ACTEL CORPORATION+                                                                                       740,012
        110,300    ADAPTEC INCORPORATED+                                                                                    420,243
          2,300    ADVANCED ANALOGIC TECHNOLOGIES INCORPORATED+                                                              22,310
         77,055    ANDREW CORPORATION+                                                                                    1,112,674
         53,000    CTS CORPORATION                                                                                          670,980
         39,300    DIODES INCORPORATED+                                                                                   1,641,561
         29,100    ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+                                                              605,280
        131,318    EVANS & SUTHERLAND COMPUTER CORPORATION+                                                                 298,092
         55,900    EXAR CORPORATION+                                                                                        749,060
        690,000    FUELCELL ENERGY INCORPORATED+                                                                          5,464,800
         50,080    GRAFTECH INTERNATIONAL LIMITED+                                                                          843,347
         12,700    HOUSTON WIRE & CABLE COMPANY+                                                                            360,807
         13,100    IMATION CORPORATION                                                                                      482,866
         22,185    INTEGRATED ELECTRICAL SERVICES INCORPORATED+                                                             731,439
         49,700    INTER-TEL INCORPORATED                                                                                 1,189,321
         15,350    LAMSON & SESSIONS COMPANY+                                                                               407,850
        243,700    MERCURY COMPUTER SYSTEMS INCORPORATED+                                                                 2,973,140
        474,960    MRV COMMUNICATIONS INCORPORATED+                                                                       1,543,620
         24,145    OSI SYSTEMS INCORPORATED+                                                                                660,366
        208,745    POWER-ONE INCORPORATED+                                                                                  830,805
        113,905    RICHARDSON ELECTRONICS LIMITED                                                                         1,053,621
         27,400    UNIVERSAL ELECTRONICS INCORPORATED+                                                                      995,168

                                                                                                                         23,797,362
                                                                                                                    ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.47%
         10,000    AMERICAN PHYSICIANS SERVICE GROUP INCORPORATED                                                           189,000
          7,430    CDI CORPORATION                                                                                          239,246

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES (continued)
         71,600    CRA INTERNATIONAL INCORPORATED+                                                                  $     3,451,120
        156,505    SYMYX TECHNOLOGIES INCORPORATED+                                                                       1,801,373
         10,000    TETRA TECH INCORPORATED+                                                                                 215,500
          3,100    TRIMERIS INCORPORATED+                                                                                    21,204

                                                                                                                          5,917,443
                                                                                                                    ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.32%
          7,500    CROWN HOLDINGS INCORPORATED+                                                                             187,275
         43,100    MATERIAL SCIENCES CORPORATION+                                                                           508,149
          9,100    SUN HYDRAULICS CORPORATION                                                                               448,175
          2,200    VALMONT INDUSTRIES INCORPORATED                                                                          160,072

                                                                                                                          1,303,671
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS - 3.48%
        510,465    DEL MONTE FOODS COMPANY                                                                                6,207,254
         22,300    FLOWERS FOODS INCORPORATED                                                                               743,928
        125,700    HERCULES INCORPORATED                                                                                  2,470,005
        166,900    TOOTSIE ROLL INDUSTRIES INCORPORATED                                                                   4,624,799

                                                                                                                         14,045,986
                                                                                                                    ---------------
FOOD STORES - 0.81%
         23,200    INGLES MARKETS INCORPORATED CLASS A                                                                      799,240
        146,500    WILD OATS MARKETS INCORPORATED+                                                                        2,455,340

                                                                                                                          3,254,580
                                                                                                                    ---------------
FURNITURE & FIXTURES - 0.58%
         19,200    DOREL INDUSTRIES INCORPORATED                                                                            647,424
         61,700    LSI INDUSTRIES INCORPORATED                                                                            1,104,430
         36,800    SEALY CORPORATION                                                                                        607,936

                                                                                                                          2,359,790
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES - 0.37%
         57,700    GANDER MOUNTAIN COMPANY+                                                                                 654,895
         51,900    RETAIL VENTURES INCORPORATED+                                                                            837,147

                                                                                                                          1,492,042
                                                                                                                    ---------------
HEALTH SERVICES - 3.51%
        142,600    ALLIED HEALTHCARE INTERNATIONAL INCORPORATED+                                                            399,280
         26,300    AMERICA SERVICE GROUP INCORPORATED+                                                                      444,996
         73,100    CARDIAC SCIENCE CORPORATION+                                                                             801,176
         58,750    CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                   979,950
         81,300    FIVE STAR QUALITY CARE INCORPORATED+                                                                     648,774
         10,455    GENESIS HEALTHCARE CORPORATION+                                                                          715,331
         41,555    GENTIVA HEALTH SERVICES INCORPORATED+                                                                    833,593
         16,940    HEALTHSOUTH REHABILITATION CORPORATION+                                                                  306,783
      1,185,800    HOOPER HOLMES INCORPORATED+                                                                            3,972,430
         12,000    MATRIA HEALTHCARE INCORPORATED+                                                                          363,360
         63,800    NAUTILUS GROUP INCORPORATED                                                                              768,152
        263,900    NEKTAR THERAPEUTICS+                                                                                   2,504,411
         56,800    OPTION CARE INCORPORATED                                                                                 874,720
         38,400    REHABCARE GROUP INCORPORATED+                                                                            546,816

                                                                                                                         14,159,772
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
HOLDING & OTHER INVESTMENT OFFICES - 3.76%
        172,635    AFFORDABLE RESIDENTIAL COMMUNITIES INCORPORATED+                                                 $     2,040,546
         23,300    AGREE REALTY CORPORATION                                                                                 728,125
         11,500    AMERICAN HOME MORTGAGE INVESTMENT CORPORATION                                                            211,370
        130,175    ANNALY MORTGAGE MANAGEMENT INCORPORATED                                                                1,877,124
        180,800    ANTHRACITE CAPITAL INCORPORATED                                                                        2,115,360
        178,000    ANWORTH MORTGAGE ASSET CORPORATION                                                                     1,610,900
         32,100    CARE INVESTMENT TRUST INCORPORATED+                                                                      441,375
         66,600    FELDMAN MALL PROPERTIES INCORPORATED                                                                     759,240
          7,500    GLIMCHER REALTY TRUST                                                                                    187,500
         79,800    JER INVESTORS TRUST INCORPORATED                                                                       1,197,000
         84,700    LUMINENT MORTGAGE CAPITAL INCORPORATED                                                                   854,623
         65,300    MEDICAL PROPERTIES TRUST INCORPORATED                                                                    863,919
        128,025    ORIGEN FINANCIAL INCORPORATED                                                                            844,965
         10,500    RAIT INVESTMENT TRUST                                                                                    273,210
         46,000    UMH PROPERTIES INCORPORATED                                                                              652,740
         34,300    WINSTON HOTELS INCORPORATED+                                                                             514,500

                                                                                                                         15,172,497
                                                                                                                    ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.26%
        152,400    BELL MICROPRODUCTS INCORPORATED+                                                                         993,648
        163,900    THE BOMBAY COMPANY INCORPORATED+                                                                          73,755

                                                                                                                          1,067,403
                                                                                                                    ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.37%
         50,410    EMPIRE RESORTS INCORPORATED+                                                                             366,481
         17,200    MTR GAMING GROUP INCORPORATED+                                                                           264,880
         77,600    OUTDOOR CHANNEL HOLDINGS INCORPORATED+                                                                   874,552

                                                                                                                          1,505,913
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 8.23%
         26,900    BLOUNT INTERNATIONAL INCORPORATED+                                                                       351,852
          9,300    BRIGGS & STRATTON CORPORATION                                                                            293,508
         42,300    COLUMBUS MCKINNON CORPORATION+                                                                         1,362,060
        116,230    CRAY INCORPORATED+                                                                                       886,835
         79,800    DOT HILL SYSTEMS CORPORATION+                                                                            287,280
        402,100    ENTEGRIS INCORPORATED+                                                                                 4,776,948
         54,800    FLANDER CORPORATION+                                                                                     421,960
         10,900    GARDNER DENVER INCORPORATED+                                                                             463,795
        596,900    INFOCUS CORPORATION+                                                                                   1,331,087
        222,275    INTERMEC INCORPORATED+                                                                                 5,625,780
          9,600    KOMAG INCORPORATED+                                                                                      306,144
         96,100    NN INCORPORATED                                                                                        1,133,980
        155,700    PALL CORPORATION                                                                                       7,160,643
            200    PLANAR SYSTEMS INCORPORATED+                                                                               1,498
         92,590    PROQUEST COMPANY+                                                                                        883,309
         92,300    QUALSTAR CORPORATION+                                                                                    336,895
         25,000    RACKABLE SYSTEMS INCORPORATED+                                                                           309,000
         22,900    RIMAGE CORPORATION+                                                                                      723,411
         45,400    ROBBINS & MYERS INCORPORATED                                                                           2,412,102
         57,300    SIMPLETECH INCORPORATED+                                                                                 368,439
            400    TENNANT COMPANY                                                                                           14,600
         14,600    TIMKEN COMPANY                                                                                           527,206
        243,000    ULTRATECH INCORPORATED+                                                                                3,239,190

                                                                                                                         33,217,522
                                                                                                                    ---------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.68%
        325,300    CRAWFORD & COMPANY CLASS A                                                                             2,049,390

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
INSURANCE AGENTS, BROKERS & SERVICE (continued)
         27,000    ONEBEACON INSURANCE GROUP LIMITED                                                                $       683,910

                                                                                                                          2,733,300
                                                                                                                    ---------------
INSURANCE CARRIERS - 6.04%
         41,300    AFFIRMATIVE INSURANCE HOLDINGS INCORPORATED                                                              629,825
         12,700    AMCOMP INCORPORATED+                                                                                     123,825
         97,200    AMERICAN EQUITY INVESTMENT LIFE HOLDING COMPANY                                                        1,174,176
         44,000    AMERICAN SAFETY INSURANCE GROUP LIMITED+                                                               1,048,520
         70,550    AMERISAFE INCORPORATED+                                                                                1,384,897
         34,985    ARGONAUT GROUP INCORPORATED+                                                                           1,091,882
         14,950    CASTLEPOINT HOLDINGS LIMITED                                                                             219,616
        213,700    CONSECO INCORPORATED+                                                                                  4,464,193
         87,300    CRM HOLDINGS LIMITED+                                                                                    667,845
         77,500    DONEGAL GROUP INCORPORATED CLASS A                                                                     1,154,750
         25,800    EMC INSURANCE GROUP INCORPORATED                                                                         640,356
        115,000    FREMONT GENERAL CORPORATION                                                                            1,237,400
         15,300    HARLEYSVILLE GROUP INCORPORATED                                                                          510,408
        200,070    KMG AMERICA CORPORATION+                                                                               1,050,368
         75,100    MEADOWBROOK INSURANCE GROUP INCORPORATED+                                                                823,096
          9,810    MERCURY GENERAL CORPORATION                                                                              540,629
         71,925    NORTH POINTE HOLDINGS CORPORATION+                                                                       738,670
          7,070    NYMAGIC INCORPORATED                                                                                     284,214
         13,000    OHIO CASUALTY CORPORATION                                                                                563,030
         67,000    PMA CAPITAL CORPORATION CLASS A+                                                                         716,230
          8,750    PRA INTERNATIONAL+                                                                                       221,375
         59,300    PROCENTURY CORPORATION                                                                                   993,868
         76,200    SCOTTISH RE GROUP LIMITED+                                                                               372,618
         49,035    SEABRIGHT INSURANCE HOLDINGS+                                                                            857,132
         98,900    SPECIALTY UNDERWRITERS' ALLIANCE INCORPORATED+                                                           782,299
         14,400    STANCORP FINANCIAL GROUP INCORPORATED                                                                    755,712
         24,500    STATE AUTO FINANCIAL CORPORATION                                                                         750,925
         14,500    TRIAD GUARANTY INCORPORATED+                                                                             578,985

                                                                                                                         24,376,844
                                                                                                                    ---------------
JUSTICE, PUBLIC ORDER & SAFETY - 0.45%
         62,194    GEO GROUP INCORPORATED+                                                                                1,809,845
                                                                                                                    ---------------
LEATHER & LEATHER PRODUCTS - 0.34%
         81,795    BAKERS FOOTWEAR GROUP INCORPORATED+                                                                      592,196
         28,500    SHOE CARNIVAL INCORPORATED+                                                                              783,465

                                                                                                                          1,375,661
                                                                                                                    ---------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.79%
        238,425    CHAMPION ENTERPRISES INCORPORATED+                                                                     2,343,718
         19,900    LOUISIANA-PACIFIC CORPORATION                                                                            376,508
         15,765    SKYLINE CORPORATION                                                                                      473,108

                                                                                                                          3,193,334
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.47%
        194,764    ALLIED HEALTHCARE PRODUCTS INCORPORATED                                                                1,273,757
         43,800    CANTEL INDUSTRIES+                                                                                       745,038
         25,755    COHERENT INCORPORATED+                                                                                   785,785
        121,640    CREDENCE SYSTEMS CORPORATION+                                                                            437,904
         41,682    DEL GLOBAL TECHNOLOGIES CORPORATION+                                                                     106,289
          9,800    DRS TECHNOLOGIES INCORPORATED                                                                            561,246
         53,100    EDAP TMS SA ADR+                                                                                         351,522
         92,800    HEALTHTRONICS INCORPORATED+                                                                              403,680
         32,600    KENSEY NASH CORPORATION+                                                                                 874,006

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
         62,600    MILLIPORE CORPORATION+                                                                           $     4,700,634
        224,600    NORTH AMERICAN SCIENTIFIC INCORPORATED+                                                                  220,333
        171,000    ORTHOLOGIC CORPORATION+                                                                                  242,820
        229,000    PERKINELMER INCORPORATED                                                                               5,967,740
         92,117    VITAL SIGNS INCORPORATED                                                                               5,117,099
         21,500    X-RITE INCORPORATED+                                                                                     317,555

                                                                                                                         22,105,408
                                                                                                                    ---------------
METAL MINING - 4.54%
        313,320    APEX SILVER MINES LIMITED+                                                                             6,322,798
        271,500    GAMMON GOLD INCORPORATED+                                                                              3,426,330
            200    GOLD FIELDS LIMITED ADR                                                                                    3,140
         32,500    GOLDCORP INCORPORATED                                                                                    769,925
        122,700    KINROSS GOLD CORPORATION+                                                                              1,433,136
         18,425    MERIDIAN GOLD INCORPORATED+                                                                              508,162
        213,900    MINEFINDERS CORPORATION LIMITED+                                                                       2,457,711
         72,360    NOVAGOLD RESOURCES INCORPORATED+                                                                       1,087,571
        104,195    RANDGOLD RESOURCES LIMITED ADR+                                                                        2,312,087

                                                                                                                         18,320,860
                                                                                                                    ---------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.18%
        200,820    BIRCH MOUNTAIN RESOURCES LIMITED+                                                                        714,919
                                                                                                                    ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.26%
         44,695    ACCO BRANDS CORPORATION+                                                                               1,030,220
         47,600    K2 INCORPORATED+                                                                                         723,044
        134,500    LEAPFROG ENTERPRISES INCORPORATED+                                                                     1,378,625
         21,200    LYDALL INCORPORATED+                                                                                     309,732
         10,700    RC2 CORPORATION+                                                                                         428,107
         37,600    RUSS BERRIE & COMPANY INCORPORATED                                                                       700,488
         17,600    STANDEX INTERNATIONAL CORPORATION                                                                        500,544

                                                                                                                          5,070,760
                                                                                                                    ---------------
MISCELLANEOUS RETAIL - 0.67%
         54,100    AC MOORE ARTS & CRAFTS INCORPORATED+                                                                   1,060,901
         69,400    FINLAY ENTERPRISES INCORPORATED+                                                                         372,678
         34,700    PC MALL INCORPORATED+                                                                                    424,381
         75,685    SHARPER IMAGE CORPORATION+                                                                               862,052

                                                                                                                          2,720,012
                                                                                                                    ---------------
MISCELLANEOUS SERVICES - 0.06%
         15,200    BANKFINANCIAL CORPORATION                                                                                234,840
                                                                                                                    ---------------
MOTION PICTURES - 0.08%
         80,500    WPT ENTERPRISES INCORPORATED+                                                                            329,245
                                                                                                                    ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 0.46%
          7,643    ACCREDITED HOME LENDERS HOLDING COMPANY+                                                                 104,480
        110,600    MCG CAPITAL CORPORATION                                                                                1,771,812

                                                                                                                          1,876,292
                                                                                                                    ---------------
OIL & GAS EXTRACTION - 6.04%
          5,600    ATWOOD OCEANICS INCORPORATED+                                                                            384,272
         53,600    BRIGHAM EXPLORATION COMPANY+                                                                             314,632
         26,700    COMSTOCK RESOURCES INCORPORATED+                                                                         800,199
         22,690    FOREST OIL CORPORATION+                                                                                  958,879

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
OIL & GAS EXTRACTION (continued)
        180,625    GLOBAL INDUSTRIES LIMITED+                                                                       $     4,844,363
         38,875    HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                             1,551,501
         40,760    HELMERICH & PAYNE INCORPORATED                                                                         1,443,719
         83,405    KEY ENERGY SERVICES INCORPORATED+                                                                      1,545,495
         65,440    MCMORAN EXPLORATION COMPANY+                                                                             916,160
        304,780    NEWPARK RESOURCES INCORPORATED+                                                                        2,362,045
         22,085    OCEANEERING INTERNATIONAL INCORPORATED+                                                                1,162,554
         10,920    PRIDE INTERNATIONAL INCORPORATED+                                                                        409,063
         50,100    RANGE RESOURCES CORPORATION                                                                            1,874,241
         24,000    SUPERIOR ENERGY SERVICES INCORPORATED+                                                                   958,080
        379,900    SYNTROLEUM CORPORATION+                                                                                1,048,524
         56,420    TRILOGY ENERGY TRUST                                                                                     508,985
          5,800    UNIT CORPORATION+                                                                                        364,878
         28,800    WARREN RESOURCES INCORPORATED+                                                                           336,384
         88,245    WILLBROS GROUP INCORPORATED+                                                                           2,619,112

                                                                                                                         24,403,086
                                                                                                                    ---------------
PAPER & ALLIED PRODUCTS - 0.83%
        106,500    BUCKEYE TECHNOLOGIES INCORPORATED+                                                                     1,647,555
         99,855    CHESAPEAKE CORPORATION+                                                                                1,255,177
         32,615    WAUSAU PAPER CORPORATION                                                                                 437,041

                                                                                                                          3,339,773
                                                                                                                    ---------------
PERSONAL SERVICES - 0.19%
         20,300    REGIS CORPORATION                                                                                        776,475
                                                                                                                    ---------------
PETROLEUM REFINING & RELATED INDUSTRIES - 0.43%
         35,615    INTEROIL CORPORATION+                                                                                    674,548
         32,100    WD-40 COMPANY                                                                                          1,055,127

                                                                                                                          1,729,675
                                                                                                                    ---------------
PIPELINES - 0.12%
          8,700    ENBRIDGE ENERGY PARTNERS LP                                                                              483,285
                                                                                                                    ---------------
PRIMARY METAL INDUSTRIES - 0.49%
          7,700    MUELLER INDUSTRIES INCORPORATED                                                                          265,188
         39,900    NORTHWEST PIPE COMPANY+                                                                                1,419,243
          5,250    NOVAMERICAN STEEL INCORPORATED+                                                                          279,983

                                                                                                                          1,964,414
                                                                                                                    ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 2.49%
         28,400    AMERICAN GREETINGS CORPORATION CLASS A                                                                   804,572
         45,100    ENNIS INCORPORATED                                                                                     1,060,752
         75,635    JOURNAL COMMUNICATIONS INCORPORATED CLASS A                                                              984,011
         21,830    MCCLATCHY COMPANY CLASS A                                                                                552,517
        458,200    PLAYBOY ENTERPRISES INCORPORATED CLASS B+                                                              5,191,406
         82,400    PRESSTEK INCORPORATED+                                                                                   658,376
         10,645    R.H. DONNELLEY CORPORATION+                                                                              806,678

                                                                                                                         10,058,312
                                                                                                                    ---------------
REAL ESTATE - 0.15%
         32,400    MERUELO MADDUX PROPERTIES INCORPORATED+                                                                  264,384
         20,900    THOMAS PROPERTIES GROUP INCORPORATED                                                                     333,982

                                                                                                                            598,366
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
REAL ESTATE INVESTMENT TRUST (REIT) - 0.29%
         56,200    LEXINGTON CORPORATE PROPERTIES TRUST                                                             $     1,168,960
                                                                                                                    ---------------
RETAIL, TRADE & SERVICES - 0.41%
         61,500    STRIDE RITE CORPORATION                                                                                1,245,990
         92,000    TRANSPORT WORLD MUSIC CORPORATION+                                                                       426,880

                                                                                                                          1,672,870
                                                                                                                    ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.40%
        159,760    INTERTAPE POLYMER GROUP INCORPORATED+                                                                    718,920
         31,100    TUPPERWARE CORPORATION                                                                                   893,814

                                                                                                                          1,612,734
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.22%
         49,320    MARKETAXESS HOLDINGS INCORPORATED+                                                                       887,267
                                                                                                                    ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.63%
         86,560    GENTEX CORPORATION                                                                                     1,704,366
         95,085    US CONCRETE INCORPORATED+                                                                                826,289

                                                                                                                          2,530,655
                                                                                                                    ---------------
TRANSPORTATION BY AIR - 0.60%
         75,255    AIRTRAN HOLDINGS INCORPORATED+                                                                           821,785
         48,285    JETBLUE AIRWAYS CORPORATION+                                                                             567,349
          4,210    PHI INCORPORATED+                                                                                        130,510
         29,910    PHI INCORPORATED (NON-VOTING)+                                                                           891,019

                                                                                                                          2,410,663
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT - 2.11%
         40,600    AFTERMARKET TECHNOLOGY CORPORATION+                                                                    1,205,008
         25,600    ARCTIC CAT INCORPORATED                                                                                  506,880
        213,590    EXIDE TECHNOLOGIES+                                                                                    1,986,387
        214,290    FLEETWOOD ENTERPRISES INCORPORATED+                                                                    1,939,325
         26,500    MONACO COACH CORPORATION                                                                                 380,275
         53,300    SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED+                                                              1,921,465
         16,000    WABTEC CORPORATION                                                                                       584,480

                                                                                                                          8,523,820
                                                                                                                    ---------------
TRANSPORTATION SERVICES - 0.46%
         45,900    DYNAMEX INCORPORATED+                                                                                  1,171,827
          8,600    GATX CORPORATION                                                                                         423,550
         11,800    PACER INTERNATIONAL INCORPORATED                                                                         277,536

                                                                                                                          1,872,913
                                                                                                                    ---------------
WHOLESALE TRADE NON-DURABLE GOODS - 1.84%
        113,100    BIOSCRIP INCORPORATED+                                                                                   542,880
         45,000    KENNETH COLE PRODUCTIONS INCORPORATED CLASS A                                                          1,111,500
         37,400    SCHOOL SPECIALTY INCORPORATED+                                                                         1,325,456
        145,175    SOURCE INTERLINK COMPANIES INCORPORATED+                                                                 722,972
        110,100    UNITED NATURAL FOODS INCORPORATED+                                                                     2,926,458
         12,100    UNITED STATIONERS INCORPORATED+                                                                          806,344

                                                                                                                          7,435,610
                                                                                                                    ---------------
WHOLESALE TRADE-DURABLE GOODS - 2.32%
        107,421    DELIAS INCORPORATED+                                                                                     819,622

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
WHOLESALE TRADE-DURABLE GOODS (continued)
         41,900    INTERLINE BRANDS INCORPORATED+                                                                   $     1,092,752
         47,200    KAMAN CORPORATION CLASS A                                                                              1,472,168
         67,100    KEYSTONE AUTOMOTIVE INDUSTRIES INCORPORATED+                                                           2,775,927
         61,300    LENOX GROUP INCORPORATED+                                                                                430,939
         21,800    LKQ CORPORATION+                                                                                         537,588
         91,000    MICROTECK MEDICAL HOLDING INCORPORATED+                                                                  418,600
         97,800    NAVARRE CORPORATION+                                                                                     381,420
          8,500    OWENS & MINOR INCORPORATED                                                                               296,990
         81,700    POMEROY IT SOLUTIONS INCORPORATED+                                                                       799,026
         30,400    WILLIS LEASE FINANCE CORPORATION+                                                                        353,247

                                                                                                                          9,378,279
                                                                                                                    ---------------
WIRELESS COMMUNICATIONS - 0.31%
         69,745    AUTHORIZE.NET HOLDINGS INCORPORATED+                                                                   1,247,738
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $360,156,642)                                                                                 391,711,664
                                                                                                                    ---------------
WARRANTS - 0.10%
        172,595    HILL INTERNATIONAL INCORPORATED+                                                                         412,502

TOTAL WARRANTS (COST $357,133)                                                                                              412,502
                                                                                                                    ---------------
PREFERRED STOCKS - 0.07%
         12,200    ANWORTH MORTGAGE                                                                                         305,000

TOTAL PREFERRED STOCKS (COST $310,294)                                                                                      305,000
                                                                                                                    ---------------

SHORT-TERM INVESTMENTS - 2.42%
      9,766,468    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           9,766,468
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $9,766,468)                                                                            9,766,468
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $370,590,537)*                                  99.59%                                                        $   402,195,634
                                                                                                                    ---------------

OTHER ASSETS AND LIABILITIES, NET                      0.41                                                               1,645,698
                                                     ------                                                         ---------------

TOTAL NET ASSETS                                     100.00%                                                        $   403,841,332
                                                     ------                                                         ---------------

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $9,766,468.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NQ NOTES

WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

      The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

SECURITY TRANSACTION AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER

      For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

ITEM 2.  CONTROLS AND PROCEDURES
================================

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Master Trust on behalf of the following series: Wells Fargo Advantage C&B Large Cap Value Portfolio, Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Emerging Growth Portfolio, Wells Fargo Advantage Equity Income Portfolio, Wells Fargo Advantage Equity Value Portfolio, Wells Fargo Advantage Index Portfolio, Wells Fargo Advantage International Core Portfolio, Wells Fargo Advantage International Growth Portfolio, Wells Fargo Advantage International Index Portfolio, Wells Fargo Advantage International Value Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio, Wells Fargo Advantage Large Company Growth Portfolio, Wells Fargo Advantage Small Cap Index Portfolio, Wells Fargo Advantage Small Company Growth Portfolio, Wells Fargo Advantage Small Company Value Portfolio, and Wells Fargo Advantage Strategic Small Cap Value Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:  August 20, 2007

/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Master Trust

                                  CERTIFICATION

I, Stephen W. Leonhardt, certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Master Trust on behalf of the following series: Wells Fargo Advantage C&B Large Cap Value Portfolio, Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Emerging Growth Portfolio, Wells Fargo Advantage Equity Income Portfolio, Wells Fargo Advantage Equity Value Portfolio, Wells Fargo Advantage Index Portfolio, Wells Fargo Advantage International Core Portfolio, Wells Fargo Advantage International Growth Portfolio, Wells Fargo Advantage International Index Portfolio, Wells Fargo Advantage International Value Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio, Wells Fargo Advantage Large Company Growth Portfolio, Wells Fargo Advantage Small Cap Index Portfolio, Wells Fargo Advantage Small Company Growth Portfolio, Wells Fargo Advantage Small Company Value Portfolio, and Wells Fargo Advantage Strategic Small Cap Value Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:  August 20, 2007

/s/ Stephen W. Leonhardt

Stephen W. Leonhardt
Treasurer
Wells Fargo Master Trust

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        Wells Fargo Master Trust

                                        By:     /s/ Karla M. Rabusch

                                                Karla M. Rabusch
                                                President

Date:  August 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                        Wells Fargo Master Trust

                                        By:     /s/ Karla M. Rabusch

                                                Karla M. Rabusch
                                                President

                                        By:     /s/ Stephen W. Leonhardt

                                                Stephen W. Leonhardt
                                                Treasurer

Date: August 20, 2007